REGISTRATION STATEMENT NO. 333-65926
                                                                       811-09411

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 4

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                               ------------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS VINTAGE 3 VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS VINTAGE 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)         Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)            Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                     SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                                Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                       Multiple Discipline Portfolio -- Balanced All Cap Growth
   Growth-Income Fund -- Class 2 Shares                                and Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                   Multiple Discipline Portfolio -- Global All Cap Growth
   Franklin Small Cap Fund -- Class 2 Shares                             and Value
   Mutual Shares Securities Fund -- Class 2 Shares                     Multiple Discipline Portfolio -- Large Cap Growth and Value
   Templeton Developing Markets Securities Fund -- Class 2 Shares   THE TRAVELERS SERIES TRUST
   Templeton Foreign Securities Fund -- Class 2 Shares                  Equity Income Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                   Large Cap Portfolio
GREENWICH STREET SERIES FUND                                           Lazard International Stock Portfolio
   Appreciation Portfolio                                              Merrill Lynch Large Cap Core Portfolio(5)
   Diversified Strategic Income Portfolio                              MFS Emerging Growth Portfolio
   Equity Index Portfolio -- Class II Shares                           MFS Value Portfolio
   Fundamental Value Portfolio                                         Pioneer Fund Portfolio(6)
JANUS ASPEN SERIES                                                  TRAVELERS SERIES FUND INC.
   Mid Cap Growth Portfolio -- Service Shares(3)                       AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                         MFS Total Return Portfolio
   Lazard Retirement Small Cap Portfolio                               Pioneer Strategic Income Portfolio(7)
LORD ABBETT SERIES FUND, INC.                                          SB Adjustable Rate Income Portfolio Smith Barney Class
   Growth and Income Portfolio                                         Smith Barney Aggressive Growth Portfolio
   Mid-Cap Value Portfolio                                             Smith Barney High Income Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                              Smith Barney Large Capitalization Growth Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III              Smith Barney Mid Cap Core Portfolio
   Merrill Lynch Small Cap Value V.I. Fund -- Class III                Smith Barney Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST                                         Strategic Equity Portfolio(8)
   Real Return Portfolio -- Administrative Class                       Travelers Managed Income Portfolio
   Total Return Portfolio -- Administrative Class                      Van Kampen Enterprise Portfolio
PUTNAM VARIABLE TRUST                                                VAN KAMPEN LIFE INVESTMENT TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares                   Emerging Growth Portfolio -- Class I Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                         VARIABLE ANNUITY PORTFOLIOS
   All Cap Fund -- Class I(4)                                          Smith Barney Small Cap Growth Opportunities Portfolio
   Investors Fund -- Class I                                        VARIABLE INSURANCE PRODUCTS FUND II
   Small Cap Growth Fund -- Class I                                    Contrafund(R)Portfolio -- Service Class
                                                                    VARIABLE INSURANCE PRODUCTS FUND III
                                                                       Mid Cap Portfolio -- Service Class 2
--------------

(1) Formerly Growth and Income Portfolio -- Class B                 (5) Formerly MFS Research Portfolio
(2) Formerly Premier Growth Portfolio -- Class B                    (6) Formerly Utilities Portfolio
(3) Formerly Aggressive Growth Portfolio -- Service Shares          (7) Formerly Putnam Diversified Income Portfolio
(4) Formerly Capital Fund -- Class I                                (8) Formerly Alliance Growth Portfolio


The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary.................................................   3    Payment Options...........................................36
Summary..................................................   4       Election of Options....................................36
Fee Table................................................   7       Annuity Options........................................36
Condensed Financial Information..........................  14       Variable Liquidity Benefit.............................36
The Annuity Contract.....................................  14    Miscellaneous Contract Provisions.........................37
   Contract Owner Inquiries..............................  15       Right to Return........................................37
   Purchase Payments.....................................  15       Termination............................................37
   Accumulation Units....................................  15       Required Reports.......................................37
   The Variable Funding Options..........................  15       Suspension of Payments.................................37
The Fixed Account........................................  21    The Separate Accounts.....................................38
Charges and Deductions...................................  21       Performance Information................................38
   General...............................................  21    Federal Tax Considerations................................38
   Withdrawal Charge.....................................  22       General Taxation of Annuities..........................39
   Free Withdrawal Allowance.............................  22       Types of Contracts: Qualified and Non-qualified........39
   Transfer Charge.......................................  23       Qualified Annuity Contracts............................39
   Administrative Charges................................  23      Taxation of Qualified Annuity Contracts.................39
   Mortality and Expense Risk Charge.....................  23      Mandatory Distributions for Qualified Plans.............39
   Guaranteed Minimum Withdrawal Benefit                            Non-qualified Annuity Contracts........................40
     Charge..............................................  23      Diversification Requirements for Variable Annuities.....40
   Enhanced Stepped-Up Provision Charge..................  23      Ownership of the Investments............................40
   Variable Liquidity Benefit Charge.....................  23      Taxation of Death Benefit Proceeds......................41
   Variable Funding Option Expenses......................  24      Other Tax Considerations................................41
   Premium Tax...........................................  24      Treatment of Charges for Optional Benefits..............41
   Changes in Taxes Based upon Premium                              Penalty Tax for Premature Distribution.................41
     or Value............................................  24      Puerto Rico Tax Considerations..........................41
Transfers................................................  24      Non-Resident Aliens.....................................41
   Dollar Cost Averaging.................................  25      Other Information.......................................42
Access to Your Money.....................................  26    The Insurance Companies...................................42
   Guaranteed Minimum Withdrawal Benefit.................  26    Financial Statements......................................42
   Systematic Withdrawals................................  28       Distribution of Variable Annuity Contracts.............42
   Loans.................................................  29       Conformity with State and Federal Laws.................43
Ownership Provisions.....................................  29       Voting Rights..........................................43
   Types of Ownership....................................  29       Legal Proceedings and Opinions.........................43
     Contract Owner......................................  29       Restrictions on Financial Transactions.................43
     Beneficiary.........................................  29    Appendix A: Condensed Financial Information
     Annuitant...........................................  29       for Travelers Insurance Company: Separate
 Death Benefit...........................................  30       Account Nine...........................................A-1
  Death Proceeds before the Maturity Date................  30    Appendix B: Condensed Financial Information
   Enhanced Stepped-Up Provision.........................  31       for Travelers Life and Annuity  Company:
   Payment of Proceeds...................................  31       Separate Account Ten...................................B-1
   Spousal Contract Continuation.........................  33    Appendix C: The Fixed Account.............................C-1
   Beneficiary Contract Continuance......................  33    Appendix D: Contents of the Statement of
   Planned Death Benefit.................................  34       Additional Information.................................D-1
   Death Proceeds after the Maturity Date................  34
   The Annuity Period....................................  34
Maturity Date............................................  34
  Allocation of Annuity.................................   35
   Variable Annuity......................................  35
   Fixed Annuity.........................................  35


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                      TRAVELERS VINTAGE 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 75 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       O MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT. ("PRINCIPAL GUARANTEE") For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

Contract Owner TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.................................................6%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE................................................ .$10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

      VARIABLE LIQUIDITY BENEFIT CHARGE..................................6%(3)
      (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE............................$30(4)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

      Mortality and Expense Risk Charge.....................         1.70%
      Administrative Expense Charge.........................         0.15%
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
      OPTIONAL FEATURES SELECTED............................         1.85%
      Optional E.S.P. Charge................................         0.20%
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
      ONLY SELECTED.........................................         2.05%
      Maximum Optional GMWB Charge..........................         1.00%(5)
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
      SELECTED..............................................         2.85%
      TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
      GMWB SELECTED.........................................         3.05%
--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%

 (2)   We do not currently assess the transfer charge.
 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
-------------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%

 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
 (5)   The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 21, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                     MINIMUM                    MAXIMUM
                                                                -------------------       -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.53%                      4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets


                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------                  ----------    ------------   --------   ------------  ---------------      ---------
AIM VARIABLE INSURANCE FUNDS,
INC.
   AIM V.I. Premier Equity
     Fund -- Series I+........      0.61%           --           0.24%       0.85%            --                 0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*.................      0.63%          0.25%         0.03%       0.91%           0.08%               0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio -- Class B*   1.00%          0.25%         0.05%       1.30%           0.25%               1.05%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund -- Class
     2 Shares*................      0.66%          0.25%         0.04%       0.95%            --                 0.95%
   Growth Fund -- Class 2
     Shares*..................      0.37%          0.25%         0.02%       0.64%            --                 0.64%
   Growth-Income Fund --
     Class 2 Shares*..........      0.33%          0.25%         0.01%       0.59%            --                 0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*..........      0.51%          0.25%         0.29%       1.05%           0.04%               1.01%(2)
   Mutual Shares Securities
     Fund -- Class 2 Shares*..      0.60%          0.25%         0.20%       1.05%            --                 1.05%(3)



                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------                  ----------    ------------   --------   ------------  ---------------      ---------
   Templeton Developing             1.25%          0.25%         0.30%       1.80%            --                 1.80%
     Markets Securities Fund
    -- Class 2 Shares*........
   Templeton Foreign
     Securities Fund --
     Class 2 Shares*..........      0.69%          0.25%         0.22%       1.16%           0.04%               1.12%(4)
   Templeton Growth
     Securities Fund --
     Class 2 Shares*..........      0.81%          0.25%         0.07%       1.13%            --                 1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.75%           --           0.02%       0.77%            --                 0.77%
   Diversified Strategic
     Income Portfolio.........      0.65%           --           0.11%       0.76%            --                 0.76%
   Equity Index Portfolio --
     Class II Shares*.........      0.31%          0.25%         0.04%       0.60%            --                 0.60%
   Fundamental Value Portfolio      0.75%           --           0.02%       0.77%            --                 0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio --
     Service Shares*..........      0.65%          0.25%         0.02%       0.92%            --                 0.92%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........      0.75%          0.25%         0.42%       1.42%           0.17%               1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio      0.50%           --           0.35%       0.85%            --                 0.85%
   Mid-Cap Value Portfolio....       0.75%           --           0.33%       1.08%            --                 1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............      0.65%          0.25%         0.18%       1.08%            --                 1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................      0.75%          0.25%         0.08%       1.08%            --                 1.08%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(7)
   Total Return Portfolio --
     Administrative Class*....      0.25%          0.15%         0.26%       0.66%           0.01%               0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*..     0.70%          0.25%         0.86%       1.81%            --                 1.81%(9)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*..................      0.77%          0.25%         0.22%       1.24%            --                 1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..     0.80%          0.25%         0.12%       1.17%            --                 1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I.....     0.85%           --           0.13%       0.98%            --                 0.98%
   Investors Fund -- Class I...     0.70%           --           0.12%       0.82%            --                 0.82%
   Small Cap Growth Fund --
     Class I..................      0.75%           --           0.51%       1.26%            --                 1.26%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio...........      0.75%           --           0.16%       0.91%            --                 0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio.........      0.75%           --           0.15%       0.90%            --                 0.90%



                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------                  ----------    ------------   --------   ------------  ---------------      ---------
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*........      0.75%          0.25%         0.31%       1.31%            --                --(17)
   Multiple Discipline
     Portfolio -- Balanced All
     Cap Growth and Value*....      0.75%          0.25%         1.35%       2.35%            --                --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*....      0.75%          0.25%         0.39%       1.39%            --                --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*........      0.75%          0.25%         1.35%       2.35%            --                --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio....      0.75%           --           0.12%       0.87%            --                 0.87%(11)
   Large Cap Portfolio........      0.75%           --           0.11%       0.86%            --                 0.86%(11)
   Lazard International Stock
     Portfolio................      0.83%           --           0.17%       1.00%            --                 1.00%(10)
   Merrill Lynch Large Cap
     Core Portfolio...........      0.80%           --           0.19%       0.99%            --                 0.99%(12)
   MFS Emerging Growth
     Portfolio................      0.75%           --           0.14%       0.89%            --                 0.89%(11)
   MFS Value Portfolio........      0.75%           --           0.33%       1.08%            --                --(12)
   Pioneer Fund Portfolio.....      0.72%           --           0.40%       1.12%            --                 1.12%(13)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................      0.80%           --           0.05%       0.85%            --                 0.85%
   MFS Total Return Portfolio.      0.80%           --           0.02%       0.82%            --                 0.82%
   Pioneer Strategic Income
     Portfolio................      0.75%           --           0.25%       1.00%            --                 1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................      0.60%          0.25%         3.87%       4.72%           3.72%               1.00%(14)
   Smith Barney Aggressive
     Growth Portfolio.........      0.80%           --           0.02%       0.82%            --                 0.82%
   Smith Barney High Income
     Portfolio................      0.60%           --           0.09%       0.69%            --                 0.69%
   Smith Barney International
     All Cap Growth Portfolio+      0.90%           --           0.09%       0.99%            --                 0.99%
   Smith Barney Large Cap
     Value Portfolio+.........      0.65%           --           0.04%       0.69%            --                 0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio................      0.75%           --           0.04%       0.79%            --                 0.79%
   Smith Barney Mid Cap Core
     Portfolio................      0.75%           --           0.10%       0.85%            --                 0.85%
   Smith Barney Money Market
     Portfolio................      0.50%           --           0.03%       0.53%            --                 0.53%
   Strategic Equity Portfolio.      0.80%           --           0.04%       0.84%            --                 0.84%
   Travelers Managed Income
     Portfolio................      0.65%           --           0.03%       0.68%            --                 0.68%
   Van Kampen Enterprise
     Portfolio................      0.70%           --           0.10%       0.80%            --                 0.80%



                                                DISTRIBUTION
                                                   AND/OR                               CONTRACTUAL FEE      NET TOTAL
                                                  SERVICE                 TOTAL ANNUAL       WAIVER           ANNUAL
                                  MANAGEMENT      (12B-1)       OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                     FEE            FEES       EXPENSES     EXPENSES     REIMBURSEMENT       EXPENSES
----------------                  ----------    ------------   --------   ------------  ---------------      ---------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class I Shares...........      0.70%           --           0.07%       0.77%            --                 0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................      0.75%           --           0.40%       1.15%            --                --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*...........      0.58%          0.10%         0.09%       0.77%            --                --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.........      0.58%          0.25%         0.12%       0.95%            --                --(16)


--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES

 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

 (2) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

 (3) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (4) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (5) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (7) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

 (8) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (10) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (11) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (12) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (14) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (15) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.

 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                             VOLUNTARY FEE
                                                                             WAIVER AND/OR
                                                                                EXPENSE              NET TOTAL ANNUAL
      FUNDING OPTION                                                         REIMBURSEMENT          OPERATING EXPENSES
      ----------------                                                   ----------------------   -----------------------
      Multiple Discipline Portfolio -- All Cap Growth and Value                  0.31%                    1.00%
      Multiple Discipline Portfolio -- Balanced All Cap Growth and Value         1.35%                    1.00%
      Multiple Discipline Portfolio -- Global All Cap Growth and Value           0.39%                    1.00%
      Multiple Discipline Portfolio -- Large Cap Growth and Value                1.35%                    1.00%
      MFS Value Portfolio                                                        0.08%                    1.00%
      Smith Barney Small Cap Growth Opportunities Portfolio                      0.25%                    0.90%
      Contrafund(R)Portfolio -- Service Class                                    0.02%                    0.75%
      Mid Cap Portfolio -- Service Class 2                                       0.02%                    0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes the current charge for the GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING MAXIMUM CHARGE FOR GMWB)


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual     1087      1863      2442       4900       487       1463      2442        4900
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    961      1499      1858       3852       361       1099      1858        3852


EXAMPLE 2 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING CURRENT CHARGE FOR GMWB)


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual     1028      1694      2173       4427       428       1294      2173        4427
Operating Expenses.........................
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    902      1324      1571       3306       302       924       1571        3306


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Vintage 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 75 on the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I+                            capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and           Seeks reasonable current income and         Alliance Capital Management
     Income Portfolio -- Class B          appreciation. The Fund normally invests     L.P.("Alliance")
                                          in dividend-paying common stocks
                                          considered to be good quality.

   AllianceBernstein Premier Growth       Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio -- Class B                 normally invests in equity securities
                                          of a relatively small number of
                                          intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co.("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      Capital Research and Management Co.
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.



                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2     Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                               Fund normally invests in small
                                          capitalization companies.

   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                     Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.

GREENWICH STREET SERIES FUND

   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management
                                          capital. The Fund normally invests in       LLC("SBFM")
                                          equity securities of U.S. companies.

   Diversified Strategic Income           Seeks high current income. The Fund         Smith Barney Fund Management LLC
     Portfolio                            normally invests in fixed income            Subadviser: Smith Barney Global
                                          securities. Capital Management, Inc.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.

   Fundamental Value Portfolio            Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service    Seeks capital growth. The Fund normally     Janus Capital Management
     Shares                               invests in equity securities of             LLC("Janus Capital")
                                          mid-sized companies.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational

                                          companies believed to be undervalued.
   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.



                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     V.I. Fund -- Class III               Fund normally invests in a portfolio of     L.P. ("MLIM")
                                          equity, debt and money market
                                          securities, primarily of corporate and
                                          governmental issuers located in North
                                          and South America, Europe, Australia
                                          and the Far East.

   Merrill Lynch Small Cap Value V.I.     Seeks long-term growth of capital. The      Merrill Lynch Investment Managers,
     Fund -- Class III                    Fund normally invests in common stocks      L.P. ("MLIM")
                                          of small cap companies and emerging
                                          growth companies believed to be
                                          undervalued.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management. The Fund
                                          normally invests in inflation-indexed
                                          bonds of varying maturities issued by
                                          the U.S. and non-U.S. governments or
                                          government sponsored enterprises.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment
     Fund -- Class IB Shares+             normally invests in common stocks of        Management("Putnam")
                                          companies outside the U S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small market
                                          capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Portfolio                            normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.



                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management
     All Cap Growth and Value             Fund normally invests in equity             LLC("SBFM")
                                          securities within all market
                                          capitalization ranges. The Fund
                                          consists of two segments. The All Cap
                                          Growth segment combines the growth
                                          potential of small to medium companies
                                          with the stability of high-quality
                                          large company growth stocks. The All
                                          Cap Value segment invests in companies
                                          whose market prices are attractive in
                                          relation to their business
                                          fundamentals.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital           Smith Barney Fund Management LLC
     Balanced All Cap Growth and Value    balanced principal preservation. The
                                          Fund normally invests in equity and
                                          fixed-income growth securities. The
                                          Fund consists of three segments. The
                                          All Cap Growth segment combines the
                                          growth potential of small to medium
                                          companies with the stability of
                                          high-quality large company growth
                                          stocks. The All Cap Value segment
                                          invests in companies whose market
                                          prices are attractive in relation to
                                          their business fundamentals. The
                                          Government Securities Management
                                          (7-Year) segment invests in short and
                                          intermediate term U.S. government
                                          securities with an average maturity of
                                          7 years.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Global All Cap Growth and Value      Fund normally invests in equity
                                          securities. The Fund consists of four
                                          segments. The Large Cap Growth segment
                                          focuses on high-quality stocks with
                                          consistent growth. The Large Cap Value
                                          segment invests in established
                                          undervalued companies. The Mid/Small
                                          Cap Growth segment invests in small
                                          and medium sized companies with strong
                                          fundamentals and earnings growth
                                          potential. The International/ADR
                                          segment seeks to build long-term
                                          well-diversified portfolios with
                                          exceptional risk/reward
                                          characteristics.

   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      Smith Barney Fund Management LLC
     Large Cap Growth and Value           Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations. The Fund
                                          consists of two segments. The Large
                                          Cap Growth segment focuses on
                                          high-quality stocks with consistent
                                          growth. The Large Cap Value segment
                                          invests in established undervalued
                                          companies.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the                Subadviser: FMR
                                          securities of companies with large
                                          market capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts
                                          and related securities of emerging          Financial Services ("MFS")
                                          growth companies.



                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser:  AIM Capital
                                          from new products, services or              Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Cap Value           Seeks long-term growth of capital.          SBFM
     Portfolio+                           Current income is a secondary
                                          objective. The Fund normally invests
                                          in equities, or similar securities, of
                                          companies with large market
                                          capitalizations.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Smith  Barney Mid Cap Core Portfolio   Seeks long-term growth of capital. The      SBFM
                                          Fund normally invests in equities, or
                                          similar securities, of medium sized
                                          companies.

   Smith Barney Money Market Portfolio    Seeks to maximize current income            SBFM
                                          consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.

   Travelers Managed Income Portfolio     Seeks high current income consistent        TAMIC
                                          with prudent risk of capital. The Fund
                                          normally invests in U.S. corporate debt
                                          and U.S. government securities.

   Van Kampen Enterprise Portfolio        Seeks capital appreciation. The Fund        TIA
                                          normally invests in common stocks of        Subadviser: Van Kampen Asset
                                          growth companies.                           Management Inc.



                FUNDING                                  INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I      Seeks capital appreciation. The Fund        Van Kampen Asset Management
     Shares                               normally invests in common stocks of        Inc.("Van Kampen")
                                          emerging growth companies.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service       Seeks long term capital appreciation.       Fidelity Management & Research
     Class                                The Fund normally invests in common         Company("FMR")
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      Fidelity Management & Research
                                          Fund normally invests in common stocks      Company("FMR")
                                          of companies with medium market
                                          capitalizations.


--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o   administration of the annuity options available under the Contracts,

     o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent

     o   other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

           YEARS SINCE PURCHASE PAYMENT MADE
      ---------------------------------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
               0 years                  1 year                 6%
               1 year                  2 years                 5%
               2 years                 3 years                 4%
              3+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o   if a lifetime annuity payout has begun

     o   under the Managed Distribution Program

     o if you elect Annuity Payments for a fixed period of at least five years, or

     o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval)

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1) from the distribution of death proceeds

     (2) after an annuity payout has begun, or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

            YEARS SINCE INITIAL PURCHASE PAYMENT
        ---------------------------------------------
        GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
                 0 years                  1 year                 6%
                 1 year                  2 years                 5%
                 2 years                 3 years                 4%
                3+ years                                         0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading activity, we will consider, among other things, the following factors:

     o   the dollar amount you request to transfer;

     o   the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly,

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA

Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the Dollar Cost Averaging Program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract year two (or GMWB election year two):


-------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT           RBB                AWB (5%)        CONTRACT            RBB              AWB (5%)
                        VALUE                                                 VALUE
-------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE (OR     $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
GMWB EFFECTIVE DATE)
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR     $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
TO WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION YEAR)
TWO
-------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER                                                                             $88,235
WITHDRAWAL,                            $91,304               $4,565                                               $4,412
CONTRACT YEAR (OR                                                                           [100,000 -
GMWB ELECTION YEAR)              [100,000 - (100,000     [5,000 - (5,000                     (100,000        [5,000 - (5,000
TWO                   $105,000    x 10,000/115,000)]    x 10,000/115,000)]   $75,000     x 10,000/85,000)]  x 10,000/85,000)]
-------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE    $10,000          $8,696                $435           $10,000          $11,765              $588
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)
-------------------------------------------------------------------------------------------------------------------------------


You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     o   the death benefit will not be payable upon the Annuitant's death

     o   the Contingent Annuitant becomes the Annuitant

     o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date"). The death benefit is reduced by any applicable premium tax, outstanding loans or withdrawals not previously deducted.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT


The death benefit will be the greatest of:      o   the Contract Value on the Death Report Date
                                                o   the total Purchase Payments made under this
                                                    Contract less the total amount of any withdrawals not
                                                    previously deducted; or
                                                o   the Step-Up Value, if any, as described below


STEP-UP VALUE. A Step-Up Value will be established on each Contract Date anniversary that occurs on or before the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the step-up value in effect immediately before the reduction for withdrawal, multiplied by
(2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or, if none, to the          elects to continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to receive the proceeds
                                                                    or to continue the Contract and
                                                                    instruct the Company to pay the
                                                                    beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    MATURITY DATE). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the                                                     ANNUITANT is treated
                                       owner.                                                                 as death of the owner
                                                                                                              in these
                                                                                                              circumstances.)
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                  PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                 APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------


--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the DEATH OF ANY OWNER. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY - DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o   transfer ownership

     o   take a loan

     o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a Planned Death Benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period Without Life Contingency. We will make periodic payments for the period selected.

Option 6 - Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period Option without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from Non-qualified annuity Contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity Contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2003        0.782           0.960                 137,323
                                                               2002        1.142           0.782                  12,403
                                                               2001        1.000           1.142                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (6/02)...........................................   2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2003        0.995           1.322                 338,279
                                                               2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                      --

   Growth Fund -- Class 2 Shares (12/01)....................   2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund -- Class 2 Shares (12/01).............   2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (5/02).........   2003        0.859           1.158                 247,570
                                                               2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2 Shares (5/02)  2003        0.907           1.177                 254,384
                                                               2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                      --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                      --

   Diversified Strategic Income Portfolio (3/02)............   2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                      --

   Equity Index Portfolio -- Class II Shares (6/02).........   2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                      --

   Fundamental Value Portfolio (2/02).......................   2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (2/02)....   2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2003        0.853           1.105                 111,092
                                                               2002        1.233           0.853                  39,946
                                                               2001        1.000           1.233                      --

   Putnam VT International Equity Fund -- Class IB

   Shares (5/02)............................................   2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund -- Class I (2/02).........................   2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (9/02).............   2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02).........................................   2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Equity Income Portfolio (5/02)...........................   2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                      --

   Large Cap Portfolio (6/02)...............................   2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                      --

   Lazard International Stock Portfolio (3/02)..............   2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                      --

   MFS Emerging Growth Portfolio (8/02).....................   2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                      --

   MFS Total Return Portfolio (2/02)........................   2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (12/01).........   2003        0.802           1.059               2,216,985
                                                               2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (3/02)................   2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth
   Portfolio (8/02).........................................   2003        0.853           1.067                  29,538
                                                               2002        1.169           0.853                  11,018
                                                               2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2003        0.806           1.010                 188,000
                                                               2002        1.101           0.806                 170,168
                                                               2001        1.000           1.101                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                      --

   Smith Barney Money Market Portfolio (4/02)...............   2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                      --

   Strategic Equity Portfolio (4/02)........................   2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                      --

   Travelers Managed Income Portfolio (3/02)................   2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                      --

   Van Kampen Enterprise Portfolio (1/00)...................   2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                      --
                                                               2001        1.000           1.194                      --

Van Kampen Life Investment Trust

   Emerging Growth Portfolio -- Class I Shares (4/02).......   2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02).........................................   2003        0.887           1.236                 145,645
                                                               2002        1.215           0.887                  36,890
                                                               2001        1.000           1.215                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (5/02)............  2003        0.995           1.254                 855,032
                                                               2002        1.119           0.995                 157,173
                                                               2001        1.000           1.119                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02).........   2003        0.963           1.175                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (6/02)...........................................   2003        0.960           1.238                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)...........................................   2003        0.947           1.141                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/02)..............   2003        0.984           1.299                  27,500

   Growth Fund -- Class 2 Shares (12/01)....................   2003        0.960           1.282                  18,290

   Growth-Income Fund -- Class 2 Shares (12/01).............   2003        0.971           1.255                  98,877

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (5/02).........   2003        0.968           1.297                   4,318

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.214                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.438                   3,951

   Templeton Foreign Securities Fund -- Class 2 Shares (5/02)  2003        0.988           1.275                  22,009

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)............................   2003        0.977           1.187                   4,463

   Diversified Strategic Income Portfolio (3/02)............   2003        1.010           1.101                      --

   Equity Index Portfolio -- Class II Shares (6/02).........   2003        0.967           1.205                   4,400

   Fundamental Value Portfolio (2/02).......................   2003        0.965           1.306                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (4/02)........   2003        0.983           1.292                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.236                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.041                   4,873

   Total Return Portfolio -- Administrative Class (2/02)....   2003        1.012           1.037                  37,287

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00)   2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................   2003        0.994           1.247                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02).   2003        0.977           1.426                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01)..........................   2003        0.960           1.302                      --

   Investors Fund -- Class I (2/02).........................   2003        0.958           1.238                      --

   Small Cap Growth Fund -- Class I (5/02)..................   2003        0.969           1.409                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (9/02).............   2003        0.963           1.160                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02).........................................   2003        0.960           1.258                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.243                 177,618
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.165                  22,380
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.235                      --
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.210                      --
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (5/02)...........................   2003        0.958           1.226                   4,325

   Large Cap Portfolio (6/02)...............................   2003        0.966           1.176                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.001           1.256                   4,334

   Merrill Lynch Large Cap Core Portfolio (8/02)............   2003        0.973           1.150                      --

   MFS Emerging Growth Portfolio (8/02).....................   2003        0.971           1.223                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................   2003        0.967           1.220                      --

   MFS Total Return Portfolio (2/02)........................   2003        0.986           1.121                   4,696

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (12/01).........   2003        0.951           1.248                      --

   Smith Barney High Income Portfolio (3/02)................   2003        1.007           1.253                  18,529

   Smith Barney International All Cap Growth
   Portfolio (8/02).........................................   2003        0.985           1.226                      --

   Smith Barney Large Cap Value Portfolio (2/02)............   2003        0.969           1.206                      --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2003        0.946           1.362                      --

   Smith Barney Mid Cap Core Portfolio (2/02)...............   2003        0.976           1.236                      --

   Smith Barney Money Market Portfolio (4/02)...............   2003        0.999           0.982                      --

   Strategic Equity Portfolio (4/02)........................   2003        0.969           1.254                      --

   Travelers Managed Income Portfolio (3/02)................   2003        1.014           1.073                      --

   Van Kampen Enterprise Portfolio (1/00)...................   2003        0.966           1.184                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (4/02).......   2003        0.959           1.192                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02).........................................   2003        0.974           1.350                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (5/02)...........   2003        0.991           1.242                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.986           1.330                      --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer AIM available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new Contract Owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2003        0.782           0.960                 443,311
                                                               2002        1.142           0.782                 326,594
                                                               2001        1.000           1.142                  72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.786           1.019               1,180,761
                                                               2002        1.000           0.786                 442,063

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2003        0.803           0.973                 483,364
                                                               2002        1.183           0.803                 440,010
                                                               2001        1.000           1.183                  25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2003        0.995           1.322               1,577,762
                                                               2002        1.188           0.995                 579,448
                                                               2001        1.000           1.188                  53,009

   Growth Fund -- Class 2 Shares (10/01)....................   2003        0.918           1.233               6,289,036
                                                               2002        1.238           0.918               2,672,503
                                                               2001        1.000           1.238                 328,550

   Growth-Income Fund -- Class 2 Shares (10/01).............   2003        0.916           1.191               6,886,746
                                                               2002        1.143           0.916               3,517,428
                                                               2001        1.000           1.143                 483,056


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (10/01)........   2003        0.859           1.158                 907,594
                                                               2002        1.228           0.859                 479,572
                                                               2001        1.000           1.228                  19,240

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035               1,608,369
                                                               2002        1.000           0.842                 719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/01)...........................................   2003        0.907           1.177               1,293,188
                                                               2002        1.134           0.907                 589,742
                                                               2001        1.000           1.134                  29,133

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2003        0.920           1.125               3,133,227
                                                               2002        1.137           0.920               1,845,981
                                                               2001        1.000           1.137                 203,714

   Diversified Strategic Income Portfolio (10/01)...........   2003        1.041           1.142               1,747,167
                                                               2002        1.012           1.041                 662,115
                                                               2001        1.000           1.012                 523,138

   Equity Index Portfolio -- Class II Shares (10/01)........   2003        0.870           1.091               2,036,010
                                                               2002        1.141           0.870                 903,725
                                                               2001        1.000           1.141                  46,322

   Fundamental Value Portfolio (10/01)......................   2003        0.906           1.233               4,860,962
                                                               2002        1.173           0.906               3,156,979
                                                               2001        1.000           1.173                 387,824

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2003        0.817           1.081                 160,435
                                                               2002        1.158           0.817                 125,487
                                                               2001        1.000           1.158                  17,376


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   5,122

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (10/01)...   2003        1.074           1.107              14,489,686
                                                               2002        1.003           1.074               8,698,076
                                                               2001        1.000           1.003                 284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (12/01)  2003        0.853           1.105                 176,949
                                                               2002        1.233           0.853                 126,575
                                                               2001        1.000           1.233                  19,152

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2003        0.919           1.160                 603,425
                                                               2002        1.138           0.919                 285,369
                                                               2001        1.000           1.138                  52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2003        0.980           1.439               1,081,087
                                                               2002        1.221           0.980                 712,422
                                                               2001        1.000           1.221                  16,781


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2003        0.829           1.132               2,830,329
                                                               2002        1.127           0.829               1,972,141
                                                               2001        1.000           1.127                 277,708

   Investors Fund -- Class I (10/01)........................   2003        0.856           1.112                 997,741
                                                               2002        1.134           0.856                 806,373
                                                               2001        1.000           1.134                  76,156

   Small Cap Growth Fund -- Class I (11/01).................   2003        0.805           1.176               1,094,670
                                                               2002        1.255           0.805                 354,038
                                                               2001        1.000           1.255                   3,283

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (10/01)............   2003        0.819           0.993                 237,783
                                                               2002        1.128           0.819                  29,741
                                                               2001        1.000           1.128                  29,747

   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)........................................   2003        0.861           1.135                 822,579
                                                               2002        1.198           0.861                 536,721
                                                               2001        1.000           1.198                   1,868

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and

   Value (10/02)............................................   2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Equity Income Portfolio (11/01)..........................   2003        0.955           1.229               1,969,032
                                                               2002        1.130           0.955                 718,818
                                                               2001        1.000           1.130                  27,813

   Large Cap Portfolio (10/01)..............................   2003        0.862           1.055                 794,841
                                                               2002        1.138           0.862                 226,191
                                                               2001        1.000           1.138                  36,628

   Lazard International Stock Portfolio (8/02)..............   2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2003        0.846           1.006                 172,694
                                                               2002        1.151           0.846                 159,360
                                                               2001        1.000           1.151                     614

   MFS Emerging Growth Portfolio (11/01)....................   2003        0.787           0.997                 275,657
                                                               2002        1.219           0.787                 179,610
                                                               2001        1.000           1.219                   4,324

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.901           1.144                 327,479
                                                               2002        1.206           0.901                  82,566
                                                               2001        1.000           1.206                   3,553

   MFS Total Return Portfolio (10/01).......................   2003        1.005           1.150               9,375,765
                                                               2002        1.081           1.005               4,154,038
                                                               2001        1.000           1.081                 348,528

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                 109,660

   Smith Barney Aggressive Growth Portfolio (10/01).........   2003        0.802           1.059               6,029,951
                                                               2002        1.213           0.802               3,744,111
                                                               2001        1.000           1.213                 395,035

   Smith Barney High Income Portfolio (10/01)...............   2003        0.985           1.234               2,202,057
                                                               2002        1.037           0.985                 807,357
                                                               2001        1.000           1.037                  54,303


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney International All Cap Growth
   Portfolio (11/01)........................................   2003        0.853           1.067                 329,999
                                                               2002        1.169           0.853               2,340,496
                                                               2001        1.000           1.169                      --

   Smith Barney Large Cap Value Portfolio (11/01)...........   2003        0.806           1.010               1,356,296
                                                               2002        1.101           0.806               1,102,306
                                                               2001        1.000           1.101                 140,595

   Smith Barney Large Capitalization Growth
   Portfolio (10/01)........................................   2003        0.872           1.264               2,146,063
                                                               2002        1.181           0.872                 959,386
                                                               2001        1.000           1.181                 220,733

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2003        0.979           1.247               1,440,600
                                                               2002        1.233           0.979                 736,476
                                                               2001        1.000           1.233                 106,957

   Smith Barney Money Market Portfolio (10/01)..............   2003        0.995           0.983               7,405,805
                                                               2002        1.000           0.995               8,019,286
                                                               2001        1.000           1.000               4,696,068

   Strategic Equity Portfolio (11/01).......................   2003        0.749           0.974                 875,861
                                                               2002        1.148           0.749                 654,693
                                                               2001        1.000           1.148                 122,403

   Travelers Managed Income Portfolio (10/01)...............   2003        0.984           1.047               4,096,730
                                                               2002        0.981           0.984               2,197,709
                                                               2001        1.000           0.981                  86,039

   Van Kampen Enterprise Portfolio (11/01)..................   2003        0.828           1.021                  65,519
                                                               2002        1.194           0.828                  50,164
                                                               2001        1.000           1.194                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2003        0.752           0.940                 350,888
                                                               2002        1.134           0.752                 217,610
                                                               2001        1.000           1.134                  81,986


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)........................................   2003        0.887           1.236                 793,268
                                                               2002        1.215           0.887                 191,027
                                                               2001        1.000           1.215                  20,517

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (10/01)..........   2003        0.995           1.254                 733,222
                                                               2002        1.119           0.995                 494,365
                                                               2001        1.000           1.119                  61,062

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.854           1.159               1,521,044
                                                               2002        1.000           0.854                 558,775


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01).........   2003        0.963           1.175                  19,935

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.960           1.238                  88,029

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01)..........................................   2003        0.947           1.141                  27,611

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (10/01).............   2003        0.984           1.299                 579,425

   Growth Fund -- Class 2 Shares (10/01)....................   2003        0.960           1.282               1,571,576

   Growth-Income Fund -- Class 2 Shares (10/01).............   2003        0.971           1.255               2,119,583

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (10/01)........   2003        0.968           1.297                 328,001

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.994           1.214                 458,930

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.438                  44,071

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/01)...........................................   2003        0.988           1.275                 252,135

Greenwich Street Series Fund
   Appreciation Portfolio (11/01)...........................   2003        0.977           1.187                 501,351

   Diversified Strategic Income Portfolio (10/01)...........   2003        1.010           1.101                 256,584

   Equity Index Portfolio -- Class II Shares (10/01)........   2003        0.967           1.205                  65,914

   Fundamental Value Portfolio (10/01)......................   2003        0.965           1.306                 799,789

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (11/01).......   2003        0.983           1.292                  61,684


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.236                 321,133

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.251                 204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                   2,903

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                     240

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.041                 397,814

   Total Return Portfolio -- Administrative Class (10/01)...   2003        1.012           1.037               1,779,865

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (12/01)  2003        0.958           1.234                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)...........................................   2003        0.994           1.247                 141,914

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01)   2003        0.977           1.426                  48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01)..........................   2003        0.960           1.302                 167,690

   Investors Fund -- Class I (10/01)........................   2003        0.958           1.238                 171,462

   Small Cap Growth Fund -- Class I (11/01).................   2003        0.969           1.409                 117,984

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (10/01)............   2003        0.963           1.160                  20,788


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (12/01)........................................   2003        0.960           1.258                 127,274

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        0.969           1.243               1,911,734
                                                               2002        1.000           0.969                      --

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        0.979           1.165               1,583,911
                                                               2002        1.000           0.979                      --

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        0.962           1.235                  57,917
                                                               2002        1.000           0.962                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        0.961           1.210                  95,903
                                                               2002        1.000           0.961                      --

The Travelers Series Trust
   Equity Income Portfolio (11/01)..........................   2003        0.958           1.226                 228,153

   Large Cap Portfolio (10/01)..............................   2003        0.966           1.176                 100,664

   Lazard International Stock Portfolio (8/02)..............   2003        1.001           1.256                  42,730

   Merrill Lynch Large Cap Core Portfolio (12/01)...........   2003        0.973           1.150                  85,949

   MFS Emerging Growth Portfolio (11/01)....................   2003        0.971           1.223                  18,671

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                  15,008

Travelers Series Fund Inc.

   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.967           1.220                  89,135

   MFS Total Return Portfolio (10/01).......................   2003        0.986           1.121               1,669,877

   SB Adjustable Rate Income Portfolio -- Class I

   Shares (9/03)............................................   2003        1.000           0.996                  47,603


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Aggressive Growth Portfolio (10/01).........   2003        0.951           1.248                 826,554

   Smith Barney High Income Portfolio (10/01)...............   2003        1.007           1.253                 579,482

   Smith Barney International All Cap Growth

   Portfolio (11/01)........................................   2003        0.985           1.226                  14,449

   Smith Barney Large Cap Value Portfolio (11/01)...........   2003        0.969           1.206                  10,808

   Smith Barney Large Capitalization Growth

   Portfolio (10/01)........................................   2003        0.946           1.362                 394,331

   Smith Barney Mid Cap Core Portfolio (10/01)..............   2003        0.976           1.236                 311,907

   Smith Barney Money Market Portfolio (10/01)..............   2003        0.999           0.982                 611,970

   Strategic Equity Portfolio (11/01).......................   2003        0.969           1.254                  36,786

   Travelers Managed Income Portfolio (10/01)...............   2003        1.014           1.073                 888,204

   Van Kampen Enterprise Portfolio (11/01)..................   2003        0.966           1.184                  12,206

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (10/01)......   2003        0.959           1.192                 139,962

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (11/01)........................................   2003        0.974           1.350                  66,935

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (10/01)..........   2003        0.991           1.242                 213,718

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.986           1.330                 212,265


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer AIM available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new Contract Owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Accountants
                      Condensed Financial Information
                      Financial Statements

--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S

Name:
         ---------------------------------------
Address:
         ---------------------------------------

         ---------------------------------------

L-12948                                                              May 3, 2004

          TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:



Capital Appreciation Fund                                          PIMCO VARIABLE INSURANCE TRUST
High Yield Bond Trust                                                 Real Return Portfolio -- Administrative Class
Managed Assets Trust                                                  Total Return Portfolio -- Administrative Class
Money Market Portfolio                                             PUTNAM VARIABLE TRUST
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                  Putnam VT Small Cap Value Fund-- Class IB Shares
   AllianceBernstein Premier Growth Portfolio -- Class B(1)        SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
AMERICAN FUNDS INSURANCE SERIES                                       All Cap Fund -- Class I(5)
   Global Growth Fund -- Class 2 Shares                               Investors Fund -- Class I
   Growth Fund -- Class 2 Shares                                      Large Cap Growth Fund -- Class I
   Growth-Income Fund -- Class 2 Shares                               Small Cap Growth Fund -- Class I
DELAWARE VIP TRUST                                                 THE TRAVELERS SERIES TRUST
   Delaware VIP REIT Series -- Standard Class                          Convertible Securities Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                       Disciplined Mid Cap Stock Portfolio
   Dreyfus Variable Investment Fund -- Appreciation                    Equity Income Portfolio
     Portfolio -- Initial Shares                                       Federated High Yield Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders)             Federated Stock Portfolio
     Portfolio -- Initial Shares(2                                     Large Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                   Lazard International Stock Portfolio
   Mutual Shares Securities Fund-- Class 2 Shares                      Merrill Lynch Large Cap Core Portfolio(6)
   Templeton Developing Markets Securities Fund -- Class 2 Shares      MFS Emerging Growth Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                 MFS Mid Cap Growth Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                  MFS Value Portfolio
GREENWICH STREET SERIES FUND                                           Pioneer Fund Portfolio(7)
   Equity Index Portfolio -- Class II Shares                           Social Awareness Stock Portfolio
   Salomon Brothers Variable Aggressive Growth Fund -- Class I         Travelers Quality Bond Portfolio
     Shares(3)                                                         U.S. Government Securities Portfolio
   Salomon Brothers Variable Growth & Income Fund -- Class I       TRAVELERS SERIES FUND INC.
     Shares                                                           AIM Capital Appreciation Portfolio
JANUS ASPEN SERIES                                                    MFS Total Return Portfolio
   Global Technology Portfolio -- Service Shares                      Pioneer Strategic Income Portfolio(8)
LAZARD RETIREMENT SERIES, INC.                                        SB Adjustable Rate Income Portfolio Smith Barney Class
   Lazard Retirement Small Cap Portfolio                              Strategic Equity Portfolio(9)
LORD ABBETT SERIES FUND, INC.                                      VAN KAMPEN LIFE INVESTMENT TRUST
   Growth and Income Portfolio                                        Comstock Portfolio Class II Shares
   Mid-Cap Value Portfolio                                         VARIABLE INSURANCE PRODUCTS FUND II
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                             Contrafund(R)Portfolio -- Service Class 2
   Merrill Lynch Global Allocation V.I. Fund -- Class III          VARIABLE INSURANCE PRODUCTS FUND III
   Merrill Lynch Small Cap Value V.I. Fund -- Class III               Dynamic Capital Appreciation Portfolio -- Service Class 2
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    Mid Cap Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares(4)

--------------

(1)     Formerly Premier Growth Portfolio -- Class B              (5)   Formerly Capital Fund -- Class I
(2)     Formerly Small Cap Portfolio -- Initial Shares            (6)   Formerly MFS Research Portfolio
(3)     Formerly Salomon Brothers Variable Emerging Growth        (7)   Formerly Utilities Portfolio
        Fund -- Class I Shares                                    (8)   Formerly Putnam Diversified Income Portfolio
(4)     Formerly Oppenheimer Main Street Growth & Income          (9)   Formerly Alliance Growth Portfolio
        Fund/VA -- Service Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...........................................      3    Payment Options.........................................    37
Summary............................................      5       Election of Options..................................    37
Fee Table..........................................      8       Annuity Options......................................    37
Condensed Financial Information....................     14       Variable Liquidity Benefit...........................    37
The Annuity Contract...............................     14    Miscellaneous Contract Provisions.......................    38
   Contract Owner Inquiries........................     15       Right to Return......................................    38
   Purchase Payments...............................     16       Termination..........................................    38
   Accumulation Units..............................     16       Required Reports.....................................    38
   The Variable Funding Options....................     16       Suspension of Payments...............................    38
The Fixed Account..................................     22    The Separate Accounts...................................    39
Charges and Deductions.............................     22       Performance Information..............................    39
   General.........................................     22    Federal Tax Considerations..............................    39
   Withdrawal Charge...............................     23       General Taxation of Annuities........................    40
   Free Withdrawal Allowance.......................     23       Types of Contracts: Qualified and Non-qualified......    40
   Transfer Charge.................................     24       Qualified Annuity Contracts..........................    40
   Administrative Charges..........................     24         Taxation of Qualified Annuity Contracts............    40
   Mortality and Expense Risk Charge...............     24         Mandatory Distributions for Qualified Plans........    40
   Enhanced Stepped-Up Provision Charge............     24       Non-qualified Annuity Contracts......................    41
   Guaranteed Minimum Withdrawal                                   Diversification Requirements for
      Benefit Charge...............................     24           Variable Annuities...............................    41
   Variable Liquidity Benefit Charges..............     24         Ownership of the Investments.......................    41
   Variable Funding Option Expenses................     24         Taxation of Death Benefit Proceeds.................    42
   Premium Tax.....................................     25       Other Tax Considerations.............................    42
   Changes in Taxes Based upon Premium                             Treatment of Charges for Optional  Benefits........    42
     or Value......................................     25         Penalty Tax for Premature Distribution.............    42
Transfers..........................................     25         Puerto Rico Tax Considerations.....................    42
   Dollar Cost Averaging...........................     26         Non-Resident Aliens................................    42
Access to Your Money...............................     27    Other Information........................................   43
   Guaranteed Minimum Withdrawal Benefit...........     27       The Insurance Companies...............................   43
   Systematic Withdrawals..........................     29       Financial Statements..................................   43
   Loans...........................................     29       Distribution of Variable Annuity Contracts............   43
Ownership Provisions...............................     30       Conformity with State and Federal Laws................   44
   Types of Ownership..............................     30       Voting Rights.........................................   44
     Contract Owner................................     30       Restrictions on Financial Transactions................   45
     Beneficiary...................................     30       Legal Proceedings and Opinions........................   45
     Annuitant.....................................     30    Appendix A: Condensed Financial
Death Benefit......................................     31       Information: Travelers Separate Account Nine
   Death Proceeds before the Maturity Date.........     31       for Variable Annuities................................  A-1
   Enhanced Stepped-Up Provision...................     31    Appendix B: Condensed Financial
   Payment of Proceeds.............................     32       Information: Travelers Separate Account Ten
   Spousal Contract Continuance....................     34       for Variable Annuities................................  B-1
   Beneficiary Contract Continuance................     34    Appendix C: The Fixed Account............................  C-1
   Planned Death Benefit...........................     35    Appendix D: Contents of the Statement of
   Death Proceeds after Maturity Date..............     35       Additional Information................................  D-1
The Annuity Period.................................     35
   Maturity Date...................................     35
   Allocation of Annuity...........................     36
   Variable Annuity................................     36
   Fixed Annuity...................................     36

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in years four and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       O SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       O BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       O GUARANTEED MINIMUM WITHDRAWAL BENEFIT. ("PRINCIPAL GUARANTEE") For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE...........................................  6%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE............................................. $10(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

       VARIABLE LIQUIDITY BENEFIT CHARGE...........................  6%(3)
       (AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................... $30(4)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all charges that may apply, depending on the optional features you select:

       Mortality and Expense Risk Charge........................  1.70%
       Administrative Expense Charge............................  0.15%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
       FEATURES SELECTED........................................  1.85%
       Optional E.S.P. Charge...................................  0.20%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
       SELECTED.................................................  2.05%
       Maximum Optional GMWB Charge.............................  1.00%(5)
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
       SELECTED.................................................  2.85%
       TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
       GMWB SELECTED............................................  3.05%

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after nine years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
        0 years               1 years                6%
        1 years               2 years                5%
        2 years               3 years                4%
       3 + years                                     0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

(5)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                          MINIMUM               MAXIMUM
                                      --------------         -------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (expenses that are
deducted from Underlying Fund
assets, including management
fees, distribution and/or
service fees (12b-1) fees, and
other expenses.                            0.42%                 4.73%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                   MANAGEMENT   SERVICE (12b-1)    OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------   ---------------   --------    -----------   ---------------    ----------
Capital Appreciation Fund.....        0.75%           --           0.07%         0.82%            --             0.82%(1)
High Yield Bond Trust.........        0.52%           --           0.13%         0.65%            --             0.65%(2)
Managed Assets Trust..........        0.50%           --           0.09%         0.59%            --             0.59%(1)
Money Market Portfolio........        0.32%           --           0.10%         0.42%            --             0.42%(3)
AIM VARIABLE INSURANCE FUNDS,
   INC.
   AIM V.I. Premier Equity
     Fund -- Series I+........        0.61%           --           0.24%         0.85%            --             0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio -- Class B*     1.00%          0.25%         0.05%         1.30%           0.25%           1.05%(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class
     2 Shares*................        0.66%          0.25%         0.04%         0.95%            --             0.95%
   Growth Fund -- Class 2
     Shares*..................        0.37%          0.25%         0.02%         0.64%            --             0.64%
   Growth-Income Fund -- Class
     2 Shares*................        0.33%          0.25%         0.01%         0.59%            --             0.59%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market Portfolio+       1.25%           --           0.56%         1.81%            --               --(23)



                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                   MANAGEMENT   SERVICE (12b-1)    OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------   ---------------   --------    -----------   ---------------    ----------
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class...........        0.75%           --           0.11%         0.86%            --             0.86%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment
     Fund -- Appreciation
     Portfolio -- Initial Shares      0.75%           --           0.05%         0.80%            --             0.80%
   Dreyfus Variable Investment
     Fund -- Developing Leaders
     Portfolio -- Initial Shares      0.75%           --           0.07%         0.82%            --             0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*...       0.60%          0.25%         0.20%         1.05%            --             1.05%(6)
   Templeton Developing Markets
     Securities Fund -- Class 2
     Shares*..................        1.25%          0.25%         0.30%         1.80%            --             1.80%
   Templeton Foreign Securities
     Fund -- Class 2 Shares*..        0.69%          0.25%         0.22%         1.16%           0.04%           1.12%(7)
   Templeton Growth Securities
     Fund -- Class 2 Shares*..        0.81%          0.25%         0.07%         1.13%            --             1.13%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares*.........        0.31%          0.25%         0.04%         0.60%            --             0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares...........        0.95%           --           0.61%         1.56%            --             1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares...........        0.65%           --           0.62%         1.27%            --             1.27%
JANUS ASPEN SERIES
   Balanced Portfolio -- Service
     Shares*+.................        0.65%          0.25%         0.02%         0.92%            --             0.92%
   Global Life Sciences
     Portfolio -- Service
     Shares*+.................        0.65%          0.25%         0.32%         1.22%            --             1.22%
   Global Technology
     Portfolio -- Service Shares*     0.65%          0.25%         0.20%         1.10%            --             1.10%
   Worldwide Growth Portfolio --
     Service Shares*+.........        0.65%          0.25%         0.06%         0.96%            --             0.96%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
     Portfolio*...............        0.75%          0.25%         0.42%         1.42%           0.17%           1.25%(9)
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio        0.50%           --           0.35%         0.85%            --             0.85%
   Mid-Cap Value Portfolio....        0.75%           --           0.33%         1.08%            --             1.08%
MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*...............        0.65%          0.25%         0.18%         1.08%            --             1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class
     III*.....................        0.75%          0.25%         0.08%         1.08%            --             1.08%



                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                   MANAGEMENT   SERVICE (12b-1)    OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------   ---------------   --------    -----------   ---------------    ----------
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares*       0.68%          0.25%         0.03%         0.96%            --             0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....        0.25%          0.15%         0.26%         0.66%           0.01%           0.65%(10)
   Total Return Portfolio --
     Administrative Class*....        0.25%          0.15%         0.26%         0.66%           0.01%           0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+.       0.70%          0.25%         0.86%         1.81%            --             1.81%(12)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................        0.77%          0.25%         0.22%         1.24%            --             1.24%(12)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*..       0.80%          0.25%         0.12%         1.17%            --             1.17%(12)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....        0.85%           --           0.13%         0.98%            --             0.98%
   Investors Fund -- Class I..        0.70%           --           0.12%         0.82%            --             0.82%
   Large Cap Growth Fund --
     Class I..................        0.75%           --           3.98%         4.73%            --                --(23)
   Small Cap Growth Fund --
     Class I..................        0.75%           --           0.51%         1.26%            --             1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................        0.60%           --           0.18%         0.78%            --             0.78%(13)
   Disciplined Mid Cap Stock
     Portfolio................        0.70%           --           0.12%         0.82%            --             0.82%(15)
   Equity Income Portfolio....        0.75%           --           0.12%         0.87%            --             0.87%(15)
   Federated High Yield
     Portfolio................        0.65%           --           0.25%         0.90%            --             0.90%(15)
   Federated Stock Portfolio..        0.63%           --           0.29%         0.92%            --             0.92%(15)
   Large Cap Portfolio........        0.75%           --           0.11%         0.86%            --             0.86%(15)
   Lazard International Stock
     Portfolio................        0.83%           --           0.17%         1.00%            --             1.00%(1)
   Merrill Lynch Large Cap Core
     Portfolio................        0.80%           --           0.19%         0.99%            --             0.99%(14)
   MFS Emerging Growth
      Portfolio...............        0.75%           --           0.14%         0.89%            --             0.89%(15)
   MFS Mid Cap Growth
     Portfolio................        0.80%           --           0.12%         0.92%            --             0.92%(14)
   MFS Value Portfolio........        0.75%           --           0.33%         1.08%            --                --(14)
   Pioneer Fund Portfolio.....        0.72%           --           0.40%         1.12%            --             1.12%(16)
   Social Awareness Stock
     Portfolio................        0.62%           --           0.16%         0.78%            --             0.78%(1)
   Travelers Quality Bond
     Portfolio................        0.32%           --           0.11%         0.43%            --             0.43%(17)
   U.S. Government Securities
     Portfolio................        0.32%           --           0.10%         0.42%            --             0.42%(1)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................        0.80%           --           0.05%         0.85%            --             0.85%
   MFS Total Return Portfolio.        0.80%           --           0.02%         0.82%            --             0.82%
   Pioneer Strategic Income
     Portfolio................        0.75%           --           0.25%         1.00%            --             1.00%



                                                  DISTRIBUTION                              CONTRACTUAL FEE    NET TOTAL
                                                     AND/OR                  TOTAL ANNUAL       WAIVER           ANNUAL
                                   MANAGEMENT   SERVICE (12b-1)    OTHER       OPERATING    AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------   ---------------   --------    -----------   ---------------    ----------
   SB Adjustable Rate Income          0.60%          0.25%         3.87%         4.72%           3.72%           1.00%(18)
     Portfolio Smith Barney
     Class*...................
   Strategic Equity Portfolio.        0.80%           --           0.04%         0.84%            --             0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II
     Shares*..................        0.60%          0.25%         0.05%         0.90%            --             0.90%
   Enterprise Portfolio Class
     II Shares*+..............        0.50%          0.25%         0.14%         0.89%            --               --(19)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class 2*.........        0.58%          0.25%         0.10%         0.93%            --               --(20)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital Appreciation
     Portfolio -- Service
     Class 2*.................        0.58%          0.25%         1.27%         2.10%            --               --(21)
   Mid Cap Portfolio -- Service
     Class 2*.................        0.58%          0.25%         0.12%         0.95%            --               --(22)



--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
+    Closed to new investors.

NOTES

(1) Fund has a voluntary waiver of 1.25%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

(3) Fund has a voluntary waiver of 0.40%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(10) "Other Expenses" reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(11) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(13) Fund has a voluntary waiver of 0.80%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(14) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(15) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

(17) Fund has a voluntary waiver of 0.75%. Other Expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                            VOLUNTARY FEE
                                            WAIVER AND/OR
                                               EXPENSE        NET TOTAL ANNUAL
FUNDING OPTION                              REIMBURSEMENT    OPERATING EXPENSES
--------------                              --------------   ------------------
Credit Suisse Trust Emerging Market
   Portfolio                                    0.41%              1.40%
Large Cap Growth Fund -- Class I                3.73%              1.00%
MFS Value Portfolio                             0.08%              1.00%
Enterprise Portfolio Class II Shares            0.04%              0.85%
Contrafund(R)Portfolio -- Service Class 2       0.03%              0.90%
Dynamic Capital Appreciation Portfolio --
   Service Class 2                              0.95%              1.15%
Mid Cap Portfolio -- Service Class 2            0.02%              0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The first example assumes that the maximum charge for the Guaranteed Minimum Withdrawal Benefit (GMWB) applies. The second example assumes the current charge for the GMWB applies. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.

EXAMPLE 1 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING MAXIMUM CHARGE FOR GMWB)

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.....................       1368      2640      3631       6783       768       2240      3631        6783
Underlying Fund with Minimum Total Annual
Operating Expenses.....................        950      1467      1806       3753       350       1067      1806        3753

EXAMPLE 2 -- CONTRACT WITH ALL OPTIONAL BENEFITS ELECTED (ASSUMING CURRENT CHARGE FOR GMWB)



                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.......................     1311      2486      3402       6448       711       2086      3402        6448
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    891      1291      1517       3202       291       891       1517        3202



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Travelers Portfolio Architect 3 Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                 MAXIMUM AGE BASED ON THE OLDER
                                                 OF THE OWNER AND ANNUITANT ON
        DEATH BENEFIT/OPTIONAL FEATURE           THE CONTRACT DATE
------------------------------------------    ----------------------------------
  Annual Step-Up Death Benefit                            Age 80

  Enhanced Stepped-Up Provision (E.S.P.)                  Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund          Travelers Asset Management
                                           normally invests in equity securities      International Company LLC ("TAMIC")
                                           of issuers of any size and in any          Subadviser: Janus Capital Corp.
                                           industry.

High Yield Bond Trust                      Seeks high current income. The Fund        Travelers Asset Management
                                           normally invests in below                  International Company LLC ("TAMIC")
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund          Travelers Asset Management
                                           normally invests in equities,              International Company LLC ("TAMIC")
                                           convertible and fixed-income               Subadviser: Travelers Investment
                                           securities. The Fund's policy is to        Management Company ("TIMCO")
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with             Travelers Asset Management
                                           preservation of capital and liquidity.     International Company LLC ("TAMIC")
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of       A I M Advisers, Inc.
     Series I+                             capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund          Alliance Capital Management L.P.
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund       Capital Research and Management
                                           normally invests in common stocks of       Co. ("CRM")
                                           companies located around the world.

   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund       Capital Research and Management Co.
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.     Capital Research and Management Co.
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.


               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The     Credit Suisse Asset Management, LLC
     Market Portfolio+                     Fund normally invests in equity            Subadviser: Credit Suisse Asset
                                           securities of companies located in, or     Management Limited
                                           conducting a majority of their
                                           business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term         Delaware Management
     Standard Class                        total return with capital appreciation     Company ("Delaware")
                                           as a secondary objective.  The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth             The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio -- Initial     consistent with the preservation of        Subadviser: Fayez Sarofim & Co.
     Shares                                capital. Current income is a secondary
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                  The Dreyfus Corporation
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is      Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.      Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.

   Templeton Foreign Securities            Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
     Fund -- Class 2 Shares                Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

   Templeton Growth Securities Fund --     Seeks long-term capital growth. The        Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II      Seeks investment results that, before      TIMCO
     Shares                                expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund       Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class I     normally invests in common stocks of       ("SBAM")
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets
                                           may also be invested in small to
                                           medium sized companies.

   Salomon Brothers Variable Growth &      Seeks income and long-term capital         Salomon Brothers Asset Management
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.



               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,            Janus Capital
     Shares+                               consistent with preservation of
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The     Janus Capital
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.

   Global Technology Portfolio --          Seeks long-term growth of capital. The     Janus Capital
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.

   Worldwide Growth Portfolio --           Seeks growth of capital in a manner        Janus Capital
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.      Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and      Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.

   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund       Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.        Merrill Lynch Investment Managers,
     V.I. Fund -- Class III                The Fund normally invests in a             L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The     Merrill Lynch Investment Managers,
     Fund -- Class III                     Fund normally invests in common stocks     L.P. ("MLIM")
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund          OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of real capital and      Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

   Total Return Portfolio --               Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and           Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.


PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The     Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund       Putnam Investment
     Fund -- Class IB Shares+              normally invests in common stocks of       Management("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund       Putnam Investment Management
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund       Salomon Brothers Asset Management
                                           normally invests in common stocks and      ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.         SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital.The      SBAM
                                           Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital. The     SBAM
                                           Fund normally invests in equity
                                           securities of companies with small market
                                           capitalizations.

THE TRAVELERS SERIES TRUST

   Convertible Securities Portfolio        Seeks current income and capital           Travelers Asset Management
                                           appreciation. The Fund normally            International Company LLC ("TAMIC")
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund          TAMIC
                                           normally invests in the equity             Subadviser: Travelers Investment
                                           securities of companies with mid-size      Management Company ("TIMCO")
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund          TAMIC
                                           normally invests in equity securities      Subadviser: Fidelity Management &
                                           with a focus on income producing           Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund        TAMIC
                                           normally invests in below                  Subadviser: Federated Investment
                                           investment-grade bonds and debt            Management Company ("Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.        TAMIC
                                           The Fund normally invests in equity
                                           Subadviser: Federated Equity
                                           securities that are selected on the
                                           Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in the               Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund       TAMIC
     Portfolio                             normally invests in equity securities      Subadviser: Lazard Asset Management
                                           of non-U.S. domiciled companies
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The        TAMIC
     Portfolio                             Fund normally invests in a diversified     Subadviser: Merrill Lynch
                                           portfolio of equity securities of          Investment Managers, L.P. ("MLIM")
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in common stock
                                           Subadviser: Massachusetts and related
                                           securities of emerging Financial
                                           Services ("MFS") growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The     TAMIC
                                           Fund normally invests in equity            Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.



               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
   MFS Value Portfolio                     Seeks capital appreciation and             TAMIC
                                           reasonable income. The Fund normally       Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to
                                           be undervalued in the market. Pioneer
                                           Fund Portfolio Seeks reasonable
                                           income and capital TAMIC growth. The
                                           Fund normally invests in Subadviser:
                                           Pioneer Investment equity securities
                                           that are carefully Management Inc.
                                           selected, reasonably priced
                                           securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation       Smith Barney Fund Management
                                           and retention of net  investment  income.  LLC ("SBFM")
                                           The Fund normally invests in equity
                                           securities. The Fund seeks companies
                                           that meet certain investment criteria
                                           and social criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return      TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities              Seeks current income, total return and     TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.
TRAVELERS SERIES FUND INC.

   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund       Travelers Investment Adviser Inc.
                                           normally invests in common stocks of       ("TIA")
                                           companies that are likely to benefit       Subadviser:  AIM Capital
                                           from new products, services or             Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent      TIA
                                           with the prudent employment of             Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent       TIA
                                           with preservation of capital. The Fund     Subadviser: Putnam Investment
                                           normally invests in debt securities of     Management, Inc.
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit     Smith Barney Fund Management LLC
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund       TIA
                                           normally invests in the equity             Subadviser: Fidelity Management &
                                           securities, primarily in common stocks     Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The       Van Kampen Asset Management Inc.
                                           Fund normally invests in common and        ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund       Van Kampen Asset Management Inc.
     Shares+                               normally invests in common stocks of       ("Van Kampen")
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.



               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------   ------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service       Seeks long term capital appreciation.      Fidelity Management & Research
     Class 2                               The Fund normally invests in common        Company ("FMR")
                                           stocks of companies whose value may
                                           not be fully recognized by the public.

VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund       Fidelity Management & Research
     Portfolio -- Service Class 2          normally invests in growth and/or          Company ("FMR")
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The     Fidelity Management & Research
                                           Fund normally invests in common stocks     Company ("FMR")
                                           of companies with medium market
                                           capitalizations.


--------------
+    Closed to new investors.


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------


We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------


GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o    administration of the annuity options available under the Contracts

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     o that the amount of the death benefit will be greater than the Contract Value

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for three years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
-------------------------------------------      ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               1 year                       6%
        1 year                2 years                      5%
        2 years               3 years                      4%
        3+ years                                           0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    if a lifetime annuity payout has begun

     o    under the Managed Distribution Program

     o if you elect Annuity Payments for a fixed period of at least five years, or

     o if amounts withdrawn under this Contract are applied to other Contract(s) issued by us or our affiliates (subject to our approval).

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun, or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product, and are equal to 1.70% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

YEARS SINCE INITIAL PURCHASE PAYMENT MADE            WITHDRAWAL CHARGE
-------------------------------------------       ----------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               1 year                        6%
        1 year                2 years                       5%
        2 years               3 years                       4%
        3+ years                                            0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:


  ------------------- ------------------------------------------------------ ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------- ------------------------------------------------------ ---------------------------------------------------
                       CONTRACT                                               CONTRACT
                        VALUE              RBB                AWB (5%)         VALUE              RBB               AWB (5%)
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  VALUES AS OF
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  WITHDRAWAL,
  CONTRACT YEAR TWO               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
                                   x 10,000/115,000)]    x 10,000/115,000)]                x 10,000/85,000)]   x 10,000/85,000)]
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase the GMWB benefit.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-Qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be the      o    the Contract Value on the Death Report
greatest of, less any                   Date
applicable premium tax and
outstanding loans:                 o    the total Purchase Payments less the
                                        total amount of any withdrawals made
                                        under this Contract or

                                   o    the Step-Up Value, if any, as described
                                        below

STEP-UP VALUE A Step-Up Value will be established on each Contract Date anniversary which occurs on or prior to the Death Report Date. The Step-Up Value will initially equal the Contract Value on that anniversary. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the death benefit value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000-- $9,090 = 40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000-- 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

------------------------------------  -------------------------  --------------------------------------  --------------------
     BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                MANDATORY PAYOUT
       UPON THE DEATH OF THE            PAY THE PROCEEDS TO:     UNLESS. . .                                RULES APPLY*
------------------------------------  -------------------------  --------------------------------------  --------------------
------------------------------------  -------------------------  --------------------------------------  --------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),     Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the         continue the Contract rather than
                                      CONTRACT OWNER'S estate.   receive the distribution.
------------------------------------  -------------------------  --------------------------------------  --------------------
------------------------------------  -------------------------  --------------------------------------  --------------------
OWNER (WHO IS THE ANNUITANT) (WITH    The beneficiary (ies),     Unless the beneficiary elects to        Yes
NO JOINT OWNER)                       or if none, to the         continue the Contract rather than
                                      CONTRACT OWNER'S estate.   receive the distribution.
------------------------------------  -------------------------  --------------------------------------  --------------------
------------------------------------  -------------------------  --------------------------------------  --------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                Yes
NOT THE ANNUITANT)                    owner.
------------------------------------  -------------------------  --------------------------------------  --------------------


------------------------------------  -------------------------  --------------------------------------  --------------------
     BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                 MANDATORY PAYOUT
       UPON THE DEATH OF THE            PAY THE PROCEEDS TO:     UNLESS. . .                                 RULES APPLY*
------------------------------------  -------------------------  --------------------------------------  --------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),     Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the         continue the Contract rather than
                                      surviving joint owner.     receive a distribution.
------------------------------------  -------------------------  --------------------------------------  --------------------
SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint        Unless the beneficiary elects to        Yes
ANNUITANT)                            owner.                     continue the Contract.
------------------------------------  -------------------------  --------------------------------------  --------------------
SPOUSAL JOINT OWNER (WHO IS THE       The beneficiary (ies),     Unless the spouse elects to continue    Yes
ANNUITANT)                            or if none, to the         the Contract
                                      surviving joint owner.

                                                                 A spouse who is not the beneficiary
                                                                 may decline to receive the proceeds or
                                                                 to continue the Contract and instruct
                                                                 the Company to pay the beneficiary.
------------------------------------  -------------------------  --------------------------------------  --------------------
ANNUITANT (WHO IS NOT THE CONTRACT    The beneficiary (ies),     Unless the beneficiary elects to        Yes
OWNER)                                or if none, to the         continue the Contract rather than
                                      Contract Owner's estate.   receive a distribution.

                                                                 Or, if there is a Contingent
                                                                 Annuitant, then the Contingent
                                                                 Annuitant becomes the Annuitant and
                                                                 the Contract continues in effect
                                                                 (generally using the original Maturity
                                                                 Date). The proceeds will then be paid
                                                                 upon the death of the Contingent
                                                                 Annuitant or owner.
------------------------------------  -------------------------  --------------------------------------  --------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                            Yes
OWNER)                                is the ANNUITANT" above.
------------------------------------  -------------------------  --------------------------------------  --------------------
ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                             Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                 ANNUITANT is
                                      CONTRACT OWNER.                                                    treated as death
                                                                                                         of the owner in
                                                                                                         these
                                                                                                         circumstances.)
------------------------------------  -------------------------  --------------------------------------  --------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                              N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.
------------------------------------  -------------------------  --------------------------------------  --------------------
BENEFICIARY                           No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.
------------------------------------  -------------------------  --------------------------------------  --------------------
CONTINGENT BENEFICIARY                No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.
------------------------------------  -------------------------  --------------------------------------  --------------------


                              QUALIFIED CONTRACTS

----------------------------------   -------------------------  -------------------------------------  --------------------
     BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                MANDATORY PAYOUT
       UPON THE DEATH OF THE           PAY THE PROCEEDS TO:     UNLESS. . .                                RULES APPLY*
----------------------------------   -------------------------  -------------------------------------  --------------------
----------------------------------   -------------------------  -------------------------------------  --------------------
OWNER/ANNUITANT                      The beneficiary (ies),     Unless the beneficiary elects to       Yes
                                     or if none, to the         continue the Contract rather than
                                     CONTRACT OWNER'S estate.   receive a distribution.
----------------------------------   -------------------------  -------------------------------------  --------------------
BENEFICIARY                          No death proceeds are                                             N/A
                                     payable; Contract
                                     continues.
-----------------------------------  -------------------------  -------------------------------------  --------------------
SPOUSAL JOINT OWNER (WHO IS THE      The beneficiary (ies),     Unless the spouse elects to continue   Yes
ANNUITANT)                           or if none, to the         the Contract.
                                     surviving joint owner.

                                                                A spouse who is not the beneficiary
                                                                may decline to receive the proceeds or
                                                                to continue the Contract and instruct
                                                                the Company to pay the beneficiary.
-----------------------------------  -------------------------  --------------------------------------  --------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity Contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York) the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/02)......................... 2003        0.777            0.952               5,296
                                                             2002        1.000            0.777               6,000

   Money Market Portfolio (3/02)............................ 2003        0.996            0.986             146,533
                                                             2002        1.000            0.996             503,034

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02)......... 2003        0.782            0.960             137,323
                                                             2002        1.142            0.782              12,403
                                                             2001        1.000            1.142                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)........................................... 2003        0.803            0.973              40,191
                                                             2002        1.183            0.803               4,743
                                                             2001        1.000            1.183                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00).............. 2003        0.995            1.322             338,279

   Growth Fund -- Class 2 Shares (2/00)..................... 2003        0.918            1.233           1,910,413

   Growth-Income Fund -- Class 2 Shares (2/00).............. 2003        0.916            1.191           2,541,469

Credit Suisse Trust
   Emerging Markets Portfolio (3/02)........................ 2003        0.801            1.123               9,290
                                                             2002        1.000            0.801               1,000


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........ 2003        0.953            1.255             261,390
                                                             2002        1.000            0.953             110,495

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................ 2003        0.799            0.951             147,390
                                                             2002        1.000            0.799              27,841

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................ 2003        0.752            0.972              47,049
                                                             2002        1.000            0.752              13,673

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)... 2003        0.842            1.035             482,403
                                                             2002        1.000            0.842             112,568

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................ 2003        1.000            1.444               6,032

   Templeton Growth Securities Fund -- Class 2 Shares (8/02) 2003        0.789            1.024              96,803
                                                             2002        1.000            0.789              58,188

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02)......... 2003        0.870            1.091           1,068,257
                                                             2002        1.141            0.870             208,514
                                                             2001        1.000            1.141                  --

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (1/00)............................................ 2003        0.755            1.039               9,531
                                                             2002        1.000            0.755                  --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (1/00)............................................ 2003        0.798            1.019             118,746
                                                             2002        1.000            0.798                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02).............. 2003        0.912            1.018             936,861
                                                             2002        1.000            0.912              75,931


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Global Life Sciences Portfolio -- Service Shares (3/02).. 2003        0.734            0.910              10,786
                                                             2002        1.000            0.734               1,969

   Global Technology Portfolio -- Service Shares (3/02)..... 2003        0.624            0.897              73,480
                                                             2002        1.000            0.624              73,481

   Worldwide Growth Portfolio -- Service Shares (3/02)...... 2003        0.739            0.898              12,190
                                                             2002        1.000            0.739               3,000

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)............. 2003        1.000            1.332             101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)....................... 2003        1.000            1.241               9,795

   Mid-Cap Value Portfolio (5/03)........................... 2003        1.000            1.256             171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.074                  --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.067                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)..... 2003        1.000            1.045             233,173

   Total Return Portfolio -- Administrative Class (2/02).... 2003        1.074            1.107          10,441,947
                                                             2002        1.003            1.074           3,411,930
                                                             2001        1.000            1.003                  --

Putnam Variable Trust

   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00) 2003        0.853            1.105             111,092
                                                             2002        1.233            0.853              39,946
                                                             2001        1.000            1.233                  --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund-- Class IB
   Shares (5/02)............................................ 2003        0.919            1.160             186,378
                                                             2002        1.138            0.919              63,610
                                                             2001        1.000            1.138                  --

   Putnam VT Small Cap Value Fund -- Class IB Shares (3/02). 2003        0.980            1.439             376,864
                                                             2002        1.221            0.980             182,271
                                                             2001        1.000            1.221                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01).......................... 2003        0.829            1.132           1,213,718
                                                             2002        1.127            0.829             482,311
                                                             2001        1.000            1.127               6,229

   Investors Fund -- Class I (2/02)......................... 2003        0.856            1.112             738,841
                                                             2002        1.134            0.856             316,814
                                                             2001        1.000            1.134                  --

   Large Cap Growth Fund -- Class I (8/02).................. 2003        0.798            1.132              31,304
                                                             2002        1.000            0.798              15,441

   Small Cap Growth Fund -- Class I (5/02).................. 2003        0.805            1.176             267,896
                                                             2002        1.255            0.805              20,161
                                                             2001        1.000            1.255                  --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02).................. 2003        0.936            1.160           1,506,911
                                                             2002        1.000            0.936              71,159

   Disciplined Mid Cap Stock Portfolio (3/02)............... 2003        0.793            1.042              85,024
                                                             2002        1.000            0.793              12,568

   Equity Income Portfolio (5/02)........................... 2003        0.955            1.229           1,497,940
                                                             2002        1.130            0.955             132,792
                                                             2001        1.000            1.130                  --

   Federated High Yield Portfolio (3/02).................... 2003        0.991            1.191             117,943
                                                             2002        1.000            0.991              35,619

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Federated Stock Portfolio (3/02)......................... 2003        0.782            0.980             159,882
                                                             2002        1.000            0.782              39,368

   Large Cap Portfolio (6/02)............................... 2003        0.862            1.055             525,495
                                                             2002        1.138            0.862              71,115
                                                             2001        1.000            1.138                  --

   Lazard International Stock Portfolio (3/02).............. 2003        0.843            1.064              45,040
                                                             2002        1.000            0.843               7,884

   Merrill Lynch Large Cap Core Portfolio (8/02)............ 2003        0.846            1.006             438,531
                                                             2002        1.151            0.846              27,272
                                                             2001        1.000            1.151                  --

   MFS Emerging Growth Portfolio (8/02)..................... 2003        0.787            0.997             112,048
                                                             2002        1.219            0.787              33,294
                                                             2001        1.000            1.219                  --

   MFS Mid Cap Growth Portfolio (3/02)...................... 2003        0.549            0.738              79,566
                                                             2002        1.000            0.549               6,056

   Pioneer Fund Portfolio (5/03)............................ 2003        1.000            1.213              14,955

   Travelers Quality Bond Portfolio (3/02).................. 2003        1.055            1.108             631,330
                                                             2002        1.000            1.055             157,635

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................ 2003        0.901            1.144             277,176
                                                             2002        1.206            0.901              89,349
                                                             2001        1.000            1.206                  --

   MFS Total Return Portfolio (2/02)........................ 2003        1.005            1.150           3,403,681
                                                             2002        1.081            1.005             458,806
                                                             2001        1.000            1.081                  --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................ 2003        1.000            0.998               2,550


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Strategic Equity Portfolio (4/02)........................ 2003        0.749            0.974             137,627
                                                             2002        1.148            0.749              83,170
                                                             2001        1.000            1.148                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02)............. 2003        0.766            0.983             472,048
                                                             2002        1.000            0.766             182,669

   Enterprise Portfolio -- Class II Shares (3/02)........... 2003        0.723            0.893               2,000
                                                             2002        1.000            0.723               2,000

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (3/02)..........2003        0.867            1.091             328,539
                                                             2002        1.000            0.867             101,822

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)........................................... 2003        0.863            1.059              13,751
                                                             2002        1.000            0.863               1,000

   Mid Cap Portfolio -- Service Class 2 (3/02).............. 2003        0.854            1.159           1,203,368
                                                             2002        1.000            0.854             289,347


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/02)......................... 2003        0.968            1.180                  --

   Money Market Portfolio (3/02)............................ 2003        0.999            0.983                  --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/02)......... 2003        0.963            1.175                  --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (5/02)........................................... 2003        0.947            1.141                  --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00).............. 2003        0.984            1.299              27,500

   Growth Fund -- Class 2 Shares (2/00)..................... 2003        0.960            1.282              18,290

   Growth-Income Fund -- Class 2 Shares (2/00).............. 2003        0.971            1.255              98,877

Credit Suisse Trust
   Emerging Markets Portfolio (3/02)........................ 2003        0.982            1.369                  --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........ 2003        1.005            1.314                  --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................ 2003        0.971            1.148                  --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................ 2003        0.976            1.254                  --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)... 2003        0.994            1.214                  --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................ 2003        1.000            1.438               3,951

   Templeton Growth Securities Fund -- Class 2 Shares (8/02) 2003        0.976            1.259                  --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/02)......... 2003        0.967            1.205               4,400

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (1/00)............................................ 2003        0.949            1.298                  --

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (1/00)............................................ 2003        0.967            1.228                  --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02).............. 2003        0.994            1.103                  --

   Global Life Sciences Portfolio -- Service Shares (3/02).. 2003        0.988            1.217                  --

   Global Technology Portfolio -- Service Shares (3/02)..... 2003        0.944            1.350                  --

   Worldwide Growth Portfolio -- Service Shares (3/02)...... 2003        0.980            1.182                  --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)............. 2003        1.000            1.326              16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)....................... 2003        1.000            1.236                  --

   Mid-Cap Value Portfolio (5/03)........................... 2003        1.000            1.251              33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.073                  --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.066                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)..... 2003        1.000            1.041               4,873

   Total Return Portfolio -- Administrative Class (2/02).... 2003        1.012            1.037              37,287


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (1/00) 2003        0.958            1.234                  --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/02)............................................ 2003        0.994            1.247                  --

   Putnam VT Small Cap Value Fund-- Class IB Shares (3/02).. 2003        0.977            1.426                  --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (12/01).......................... 2003        0.960            1.302                  --

   Investors Fund -- Class I (2/02)......................... 2003        0.958            1.238                  --

   Large Cap Growth Fund -- Class I (8/02).................. 2003        0.961            1.355                  --

   Small Cap Growth Fund -- Class I (5/02).................. 2003        0.969            1.409                  --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02).................. 2003        0.995            1.226                  --

   Disciplined Mid Cap Stock Portfolio (3/02)............... 2003        0.977            1.275                  --

   Equity Income Portfolio (5/02)........................... 2003        0.958            1.226               4,325

   Federated High Yield Portfolio (3/02).................... 2003        1.003            1.198                  --

   Federated Stock Portfolio (3/02)......................... 2003        0.977            1.217                  --

   Large Cap Portfolio (6/02)............................... 2003        0.966            1.176                  --

   Lazard International Stock Portfolio (3/02).............. 2003        1.001            1.256               4,334

   Merrill Lynch Large Cap Core Portfolio (8/02)............ 2003        0.973            1.150                  --

   MFS Emerging Growth Portfolio (8/02)..................... 2003        0.971            1.223                  --

   MFS Mid Cap Growth Portfolio (3/02)...................... 2003        0.974            1.302                  --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)............................ 2003        1.000            1.208                  --

   Travelers Quality Bond Portfolio (3/02).................. 2003        1.014            1.058                  --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)................ 2003        0.967            1.220                  --

   MFS Total Return Portfolio (2/02)........................ 2003        0.986            1.121               4,696

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................ 2003        1.000            0.996                  --

   Strategic Equity Portfolio (4/02)........................ 2003        0.969            1.254                  --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02)............. 2003        0.974            1.243                  --

   Enterprise Portfolio -- Class II Shares (3/02)........... 2003        0.966            1.185                  --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (3/02)......... 2003        0.991            1.239                  --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service

   Class 2 (3/02)........................................... 2003        0.953            1.162                  --

   Mid Cap Portfolio -- Service Class 2 (3/02).............. 2003        0.986            1.330                  --



                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new Contract Owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/02)......................... 2003        0.777            0.952             276,632
                                                             2002        1.000            0.777             223,435

   Money Market Portfolio (5/02)............................ 2003        0.996            0.986             855,860
                                                             2002        1.000            0.996             802,446

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01)......... 2003        0.782            0.960             443,311
                                                             2002        1.142            0.782             326,594
                                                             2001        1.000            1.142              72,644

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01).......................................... 2003        0.803            0.973             483,364
                                                             2002        1.183            0.803             440,010
                                                             2001        1.000            1.183              25,673

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)............. 2003        0.995            1.322           1,577,762

   Growth Fund -- Class 2 Shares (11/99).................... 2003        0.918            1.233           6,289,036

   Growth-Income Fund -- Class 2 Shares (11/99)............. 2003        0.916            1.191           6,886,746

Credit Suisse Trust
   Emerging Markets Portfolio (6/02)........................ 2003        0.801            1.123             107,770
                                                             2002        1.000            0.801              50,280


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........ 2003        0.953            1.255             420,706
                                                             2002        1.000            0.953             169,208

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................ 2003        0.799            0.951             229,583
                                                             2002        1.000            0.799             136,153

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................ 2003        0.752            0.972             795,333
                                                             2002        1.000            0.752             429,565

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)... 2003        0.842            1.035           1,608,369
                                                             2002        1.000            0.842             719,789

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................ 2003        1.000            1.444              73,437

   Templeton Growth Securities Fund -- Class 2 Shares (7/02) 2003        0.789            1.024             314,762
                                                             2002        1.000            0.789             130,925

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........ 2003        0.870            1.091           2,036,010
                                                             2002        1.141            0.870             903,725
                                                             2001        1.000            1.141              46,322

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (1/00)............................................ 2003        0.755            1.039              48,254
                                                             2002        1.000            0.755               2,659

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................ 2003        0.798            1.019              31,671
                                                             2002        1.000            0.798              16,195

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02).............. 2003        0.912            1.018             226,801
                                                             2002        1.000            0.912             192,627


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Global Life Sciences Portfolio -- Service Shares (9/02).. 2003        0.734            0.910              12,999
                                                             2002        1.000            0.734               2,339

   Global Technology Portfolio -- Service Shares (8/02)..... 2003        0.624            0.897             111,827
                                                             2002        1.000            0.624               9,994

   Worldwide Growth Portfolio -- Service Shares (8/02)...... 2003        0.739            0.898              71,689
                                                             2002        1.000            0.739             102,057

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)............. 2003        1.000            1.332              80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)....................... 2003        1.000            1.241             244,664

   Mid-Cap Value Portfolio (5/03)........................... 2003        1.000            1.256             316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.074               5,122

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.067                  --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)..... 2003        1.000            1.045           1,039,141

   Total Return Portfolio -- Administrative Class (10/01)... 2003        1.074            1.107          14,489,686
                                                             2002        1.003            1.074           8,698,076
                                                             2001        1.000            1.003             284,980

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (12/01) ................................................. 2003        0.853            1.105             176,949
                                                             2002        1.233            0.853             126,575
                                                             2001        1.000            1.233              19,152


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)........................................... 2003        0.919            1.160             603,425
                                                             2002        1.138            0.919             285,369
                                                             2001        1.000            1.138              52,475

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01) 2003        0.980            1.439           1,081,087
                                                             2002        1.221            0.980             712,422
                                                             2001        1.000            1.221              16,781

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01).......................... 2003        0.829            1.132           2,830,329
                                                             2002        1.127            0.829           1,972,141
                                                             2001        1.000            1.127             277,708

   Investors Fund -- Class I (10/01)........................ 2003        0.856            1.112             997,741
                                                             2002        1.134            0.856             806,373
                                                             2001        1.000            1.134              76,156

   Large Cap Growth Fund -- Class I (9/02).................. 2003        0.798            1.132              90,125
                                                             2002        1.000            0.798              14,568

   Small Cap Growth Fund -- Class I (11/01)................. 2003        0.805            1.176           1,094,670
                                                             2002        1.255            0.805             354,038
                                                             2001        1.000            1.255               3,283

The Travelers Series Trust
   Convertible Securities Portfolio (6/02).................. 2003        0.936            1.160             639,427
                                                             2002        1.000            0.936             170,593

   Disciplined Mid Cap Stock Portfolio (6/02)............... 2003        0.793            1.042             313,401
                                                             2002        1.000            0.793              58,105

   Equity Income Portfolio (11/01).......................... 2003        0.955            1.229           1,969,032
                                                             2002        1.130            0.955             718,818
                                                             2001        1.000            1.130              27,813

   Federated High Yield Portfolio (8/02).................... 2003        0.991            1.191             960,744
                                                             2002        1.000            0.991              93,591


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Federated Stock Portfolio (9/02)......................... 2003        0.782            0.980              84,271
                                                             2002        1.000            0.782              17,425

   Large Cap Portfolio (10/01).............................. 2003        0.862            1.055             794,841
                                                             2002        1.138            0.862             226,191
                                                             2001        1.000            1.138              36,628

   Lazard International Stock Portfolio (8/02).............. 2003        0.843            1.064             261,140
                                                             2002        1.000            0.843              35,971

   Merrill Lynch Large Cap Core Portfolio (12/01)........... 2003        0.846            1.006             172,694
                                                             2002        1.151            0.846             159,360
                                                             2001        1.000            1.151                 614

   MFS Emerging Growth Portfolio (11/01).................... 2003        0.787            0.997             275,657
                                                             2002        1.219            0.787             179,610
                                                             2001        1.000            1.219               4,324

   MFS Mid Cap Growth Portfolio (6/02)...................... 2003        0.549            0.738             783,843
                                                             2002        1.000            0.549             222,429

   Pioneer Fund Portfolio (5/03)............................ 2003        1.000            1.213              22,941

   Travelers Quality Bond Portfolio (6/02).................. 2003        1.055            1.108           1,212,574
                                                             2002        1.000            1.055             544,484

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)............... 2003        0.901            1.144             327,479
                                                             2002        1.206            0.901              82,566
                                                             2001        1.000            1.206               3,553

   MFS Total Return Portfolio (10/01)....................... 2003        1.005            1.150           9,375,765
                                                             2002        1.081            1.005           4,154,038
                                                             2001        1.000            1.081             348,528

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................ 2003        1.000            0.998             109,660


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Strategic Equity Portfolio (11/01)....................... 2003        0.749            0.974             875,861
                                                             2002        1.148            0.749             654,693
                                                             2001        1.000            1.148             122,403

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02)............. 2003        0.766            0.983           1,094,511
                                                             2002        1.000            0.766             665,542

   Enterprise Portfolio -- Class II Shares (7/02)........... 2003        0.723            0.893              71,388
                                                             2002        1.000            0.723              78,186

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/02)......... 2003        0.867            1.091             530,106
                                                             2002        1.000            0.867             290,464

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)........................................... 2003        0.863            1.059             189,423
                                                             2002        1.000            0.863             163,295

   Mid Cap Portfolio -- Service Class 2 (5/02).............. 2003        0.854            1.159           1,521,044
                                                             2002        1.000            0.854             558,775



                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.45%


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/02)......................... 2003        0.968            1.180                 785

   Money Market Portfolio (5/02)............................ 2003        0.999            0.983              11,760

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (11/01)......... 2003        0.963            1.175              19,935

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/01).......................................... 2003        0.947            1.141              27,611

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99)............. 2003        0.984            1.299             579,425

   Growth Fund -- Class 2 Shares (11/99).................... 2003        0.960            1.282           1,571,576

   Growth-Income Fund -- Class 2 Shares (11/99)............. 2003        0.971            1.255           2,119,583

Credit Suisse Trust
   Emerging Markets Portfolio (6/02)........................ 2003        0.982            1.369               2,067

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........ 2003        1.005            1.314             116,510

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................ 2003        0.971            1.148               2,694

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................ 2003        0.976            1.254               3,495

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)... 2003        0.994            1.214             458,930

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................ 2003        1.000            1.438              44,071

   Templeton Growth Securities Fund -- Class 2 Shares (7/02) 2003        0.976            1.259               2,057


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (10/01)........ 2003        0.967            1.205              65,914

   Salomon Brothers Variable Emerging Growth Fund -- Class I
   Shares (1/00)............................................ 2003        0.949            1.298               1,981

   Salomon Brothers Variable Growth & Income Fund -- Class I
   Shares (9/02)............................................ 2003        0.967            1.228                 211

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02).............. 2003        0.994            1.103              27,518

   Global Life Sciences Portfolio -- Service Shares (9/02).. 2003        0.988            1.217               2,687

   Global Technology Portfolio -- Service Shares (8/02)..... 2003        0.944            1.350                 664

   Worldwide Growth Portfolio -- Service Shares (8/02)...... 2003        0.980            1.182              27,591

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)............. 2003        1.000            1.326              85,338

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)....................... 2003        1.000            1.236             321,133

   Mid-Cap Value Portfolio (5/03)........................... 2003        1.000            1.251             204,552

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.073               2,903

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................ 2003        1.000            1.066                 240

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03)..... 2003        1.000            1.041             397,814

   Total Return Portfolio -- Administrative Class (10/01)... 2003        1.012            1.037           1,779,865


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB
   Shares (12/01) .......................................... 2003        0.958            1.234                 --

   Putnam VT International Equity Fund -- Class IB
   Shares (10/01)........................................... 2003        0.994            1.247            141,914

   Putnam VT Small Cap Value Fund -- Class IB Shares (11/01) 2003        0.977            1.426             48,389

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/01).......................... 2003        0.960            1.302            167,690

   Investors Fund -- Class I (10/01)........................ 2003        0.958            1.238            171,462

   Large Cap Growth Fund -- Class I (9/02).................. 2003        0.961            1.355              1,697

   Small Cap Growth Fund -- Class I (11/01)................. 2003        0.969            1.409            117,984

The Travelers Series Trust
   Convertible Securities Portfolio (6/02).................. 2003        0.995            1.226             11,156

   Disciplined Mid Cap Stock Portfolio (6/02)............... 2003        0.977            1.275             55,380

   Equity Income Portfolio (11/01).......................... 2003        0.958            1.226            228,153

   Federated High Yield Portfolio (8/02).................... 2003        1.003            1.198             22,819

   Federated Stock Portfolio (9/02)......................... 2003        0.977            1.217                 --

   Large Cap Portfolio (10/01).............................. 2003        0.966            1.176            100,664

   Lazard International Stock Portfolio (8/02).............. 2003        1.001            1.256             42,730

   Merrill Lynch Large Cap Core Portfolio (12/01)........... 2003        0.973            1.150             85,949

   MFS Emerging Growth Portfolio (11/01).................... 2003        0.971            1.223             18,671

   MFS Mid Cap Growth Portfolio (6/02)...................... 2003        0.974            1.302              5,936


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                      UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                               YEAR         YEAR         END OF YEAR        END OF YEAR
--------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (5/03)............................ 2003        1.000            1.208              15,008

   Travelers Quality Bond Portfolio (6/02).................. 2003        1.014            1.058              13,167

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)............... 2003        0.967            1.220              89,135

   MFS Total Return Portfolio (10/01)....................... 2003        0.986            1.121           1,669,877

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................ 2003        1.000            0.996              47,603

   Strategic Equity Portfolio (11/01)....................... 2003        0.969            1.254              36,786

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02)............. 2003        0.974            1.243             235,475

   Enterprise Portfolio -- Class II Shares (7/02)........... 2003        0.966            1.185                  --

Variable Insurance Products Fund II

   Contrafund(R) Portfolio -- Service Class 2 (6/02)........ 2003        0.991            1.239              17,573

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)........................................... 2003        0.953            1.162                  --

   Mid Cap Portfolio -- Service Class 2 (5/02).............. 2003        0.986            1.330             212,265


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new Contract Owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new Contract Owners.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Accountants
                Financial Statements

--------------------------------------------------------------------------------
Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
          -----------------------------------------------------------

Address:

          -----------------------------------------------------------

          -----------------------------------------------------------

L-12961                                                              May 3, 2004

   TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund
High Yield Bond Trust
Managed Assets Trust
Money Market Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier Growth Portfolio -- Class B(1)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares
   Growth Fund -- Class 2 Shares
   Growth--Income Fund -- Class 2 Shares
DELAWARE VIP TRUST
   Delaware VIP REIT Series -- Standard Class
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --
     Initial Shares
   Dreyfus Variable Investment Fund-- Developing Leaders
     Portfolio -- Initial Shares(2)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund -- Class 2 Shares
   Templeton Developing Markets Securities Fund -- Class 2 Shares Templeton Foreign Securities Fund -- Class 2 Shares
   Templeton Growth Securities Fund -- Class 2 Shares
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares
   Salomon Brothers Variable Aggressive Growth Fund--Class I Shares(3) Salomon Brothers Variable Growth & Income Fund -- Class I Shares
JANUS ASPEN SERIES
   Global Technology Portfolio -- Service Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
   Mid--Cap Value Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation V.I. Fund -- Class III
   Merrill Lynch Small Cap Value V.I. Fund -- Class III
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -- Service Shares(4)
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -- Administrative Class
   Total Return Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I(5)
   Investors Fund -- Class I
   Large Cap Growth Fund -- Class I
   Small Cap Growth Fund -- Class I
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio
   Disciplined Mid Cap Stock Portfolio
   Equity Income Portfolio
   Federated High Yield Portfolio
   Federated Stock Portfolio
   Large Cap Portfolio
   Lazard International Stock Portfolio
   Merrill Lynch Large Cap Core Portfolio(6)
   MFS Emerging Growth Portfolio
   MFS Mid Cap Growth Portfolio
   MFS Value Portfolio
   Pioneer Fund Portfolio(7)
   Social Awareness Stock Portfolio
   Travelers Quality Bond Portfolio
   U.S. Government Securities Portfolio
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio
   MFS Total Return Portfolio
   Pioneer Strategic Income Portfolio(8)
   SB Adjustable Rate Income Portfolio Smith Barney Class
   Strategic Equity Portfolio(9)
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service Class 2
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation Portfolio -- Service Class 2
   Mid Cap Portfolio--Service Class 2

--------------
(1)  Formerly Premier Growth Portfolio -- Class B
(2)  Formerly Small Cap Portfolio -- Initial Shares
(3)  Formerly Salomon Brothers Variable Emerging Growth Fund -- Class I Shares
(4)  Formerly Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares
(5)  Formerly Capital Fund -- Class I
(6)  Formerly MFS Research Portfolio
(7)  Formerly Utilities Portfolio
(8)  Formerly Putnam Diversified Income Portfolio
(9)  Formerly Alliance Growth Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary ...................................................................   3
Summary ....................................................................   5
Fee Table ..................................................................   9
Condensed Financial Information ............................................  16
The Annuity Contract .......................................................  16
   Contract Owner Inquiries ................................................  17
   Purchase Payments .......................................................  17
   Accumulation Units ......................................................  17
   The Variable Funding Options ............................................  17
The Fixed Account ..........................................................  23
Charges and Deductions .....................................................  23
   General .................................................................  23
   Withdrawal Charge .......................................................  24
   Free Withdrawal Allowance ...............................................  24
   Transfer Charge .........................................................  25
   Administrative Charges ..................................................  25
   Mortality and Expense Risk Charge .......................................  25
   Enhanced Stepped-Up Provision Charge ....................................  25
   Guaranteed Minimum Withdrawal Benefit
    Charge .................................................................  25
   Guaranteed Minimum Accumulation Benefit
    Charge ................................................................. .26
   Variable Liquidity Benefit Charges ......................................  26
   Variable Funding Option Expenses ........................................  26
   Premium Tax .............................................................  26
   Changes in Taxes Based upon Premium
     or Value ..............................................................  26
Transfers ..................................................................  26
   Dollar Cost Averaging ...................................................  27
Access to Your Money .......................................................  28
   Systematic Withdrawals ..................................................  29
Ownership Provisions .......................................................  29
   Types of Ownership ......................................................  29
     Contract Owner ........................................................  29
     Beneficiary ...........................................................  29
     Annuitant .............................................................  30
Death Benefit ..............................................................  30
   Death Proceeds before the Maturity Date .................................  30
   Enhanced Stepped-Up Provision ...........................................  32
   Payment of Proceeds .....................................................  33
   Spousal Contract Continuance ............................................  35
   Beneficiary Contract Continuance ........................................  35
   Planned Death Benefit ...................................................  36
   Death Proceeds after Maturity Date ......................................  36
 Living Benefits ...........................................................  36
   Guaranteed Minimum Withdrawal Benefit ...................................  36
   Guaranteed Minimum Accumulation Benefit .................................  38
The Annuity Period .........................................................  44
   Maturity Date ...........................................................  44
   Allocation of Annuity ...................................................  44
   Variable Annuity ........................................................  44
   Fixed Annuity ...........................................................  45
Payment Options ............................................................  45
   Election of Options .....................................................  45
   Annuity Options .........................................................  46
   Variable Liquidity Benefit ..............................................  46
Miscellaneous Contract Provisions ..........................................  46
   Right to Return .........................................................  46
   Termination .............................................................  47
   Required Reports ........................................................  47
   Suspension of Payments ..................................................  47
The Separate Accounts ......................................................  47
   Performance Information .................................................  48
Federal Tax Considerations .................................................  48
   General Taxation of Annuities ...........................................  48
   Types of Contracts: Qualified and Non-qualified .........................  49
   Qualified Annuity Contracts .............................................  49
     Taxation of Qualified Annuity Contracts ...............................  49
     Mandatory Distributions for Qualified Plans ...........................  49
   Non-qualified Annuity Contracts .........................................  49
     Diversification Requirements for
       Variable Annuities ..................................................  50
     Ownership of the Investments ..........................................  50
     Taxation of Death Benefit Proceeds ....................................  50
   Other Tax Considerations ................................................  51
     Treatment of Charges for Optional Benefits ............................  51
     Penalty Tax for Premature Distribution ................................  51
     Puerto Rico Tax Considerations ........................................  51
     Non-Resident Aliens ...................................................  51
Other Information ..........................................................  51
   The Insurance Companies .................................................  51
   Financial Statements ....................................................  52
   Distribution of Variable Annuity Contracts ..............................  52
   Conformity with State and Federal Laws ..................................  53
   Voting Rights ...........................................................  53
   Restrictions on Financial Transactions ..................................  54
   Legal Proceedings and Opinions ..........................................  54
Appendix A: Condensed Financial Information for
     Travelers Insurance Company: Separate Account Nine .................... A-1
Appendix B: Condensed Financial Information for
     Travelers Life and Annuity Company: Separate Account Ten .............. B-1
Appendix C: The Fixed Account .............................................. C-1
Appendix D: Contents of the Statement of Additional Information ............ D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

         TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.60% for the Deferred Annual Step-Up, 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB") ("Principal Guarantee"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments.

Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     O SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

     o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

     o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
================================================================================

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE .......................................................  6%(1)
(AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

TRANSFER CHARGE ........................................................  $10(2)
(ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

VARIABLE LIQUIDITY BENEFIT CHARGE .......................................  6%(3)
(AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE ..................................  $30(4)


----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

            YEARS SINCE PURCHASE PAYMENT MADE         WITHDRAWAL CHARGE
       -------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years               1 year                 6%
                1 year                2 years                5%
                2 years               3 years                4%
                3 years               4 years                3%
               4+ years                                      0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

          YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
       -------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
                0 years               1 year                 6%
                1 year                2 years                5%
                2 years               3 years                4%
                3 years               4 years                3%
               4+ years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, and a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                              DEFERRED ANNUAL STEP-UP
                                                   DEATH BENEFIT                ANNUAL STEP-UP                  ROLL-UP
                                                    ("STANDARD")                 DEATH BENEFIT               DEATH BENEFIT
                                             ---------------------------    ------------------------    ------------------------
Mortality and Expense Risk Charge                      1.60%                         1.70%                       1.90%
Administrative Expense Charge                          0.15%                         0.15%                       0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH NO OPTIONAL FEATURES SELECTED                     1.75%                         1.85%                       2.05%
Optional E.S.P. Charge                                 0.20%                         0.20%                       0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. ONLY SELECTED                              1.95%                         2.05%                       2.25%
Optional GMAB Charge                                   0.50%                         0.50%                       0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMAB ONLY SELECTED                                2.25%                         2.35%                       2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMAB SELECTED(5)                       2.45%                         2.55%                       2.75%
Maximum Optional GMWB Charge                          1.00%(6)                     1.00%(6)                    1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH GMWB ONLY SELECTED                                2.75%                         2.85%                       3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES
WITH E.S.P. AND GMWB SELECTED                          2.95%                         3.05%                       3.25%

----------
(5)  GMAB and GMWB cannot both be elected.
(6)  The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                 MINIMUM             MAXIMUM
                                             ---------------     ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES              0.42%               4.73%
(expenses that are deducted from
Underlying Fund assets, including
management fees, distribution and/or
service fees (12b-1) fees, and
other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets

                                                              DISTRIBUTION
                                                                 AND/OR                               CONTRACTUAL FEE    NET TOTAL
                                                                SERVICE                 TOTAL ANNUAL       WAIVER         ANNUAL
                                                MANAGEMENT      (12b-1)        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                    FEE           FEES       EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
------------------                             ------------------------------------------------- ---------------------------------
Capital Appreciation Fund ....................     0.75%           --         0.07%        0.82%            --           0.82%(1)
High Yield Bond Trust ........................     0.52%           --         0.13%        0.65%            --           0.65%(2)
Managed Assets Trust .........................     0.50%           --         0.09%        0.59%            --           0.59%(1)
Money Market Portfolio .......................     0.32%           --         0.10%        0.42%            --           0.42%(3)
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC.
   AllianceBernstein Premier
     Growth Portfolio -- Class B* ............     1.00%         0.25%        0.05%        1.30%          0.25%          1.05%(4)
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares* .....     0.66%         0.25%        0.04%        0.95%            --           0.95%
   Growth Fund -- Class 2 Shares* ............     0.37%         0.25%        0.02%        0.64%            --           0.64%
   Growth-Income Fund -- Class 2 Shares* .....     0.33%         0.25%        0.01%        0.59%            --           0.59%
DELAWARE VIP TRUST
   Delaware VIP REIT Series --
     Standard Class ..........................     0.75%           --         0.11%        0.86%            --           0.86%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio --
     Initial Shares ..........................     0.75%           --         0.05%        0.80%            --           0.80%
   Dreyfus Variable Investment Fund --
     Developing Leaders
     Portfolio -- Initial Shares .............     0.75%           --         0.07%        0.82%            --           0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares* .................     0.60%         0.25%        0.20%        1.05%            --           1.05%(6)
   Templeton Developing Markets
     Securities Fund -- Class 2 Shares* ......     1.25%         0.25%        0.30%        1.80%            --           1.80%
   Templeton Foreign
     Securities Fund -- Class 2 Shares* ......     0.69%         0.25%        0.22%        1.16%          0.04%          1.12%(7)
   Templeton Growth
     Securities Fund -- Class 2 Shares* ......     0.81%         0.25%        0.07%        1.13%            --           1.13%(8)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio --
     Class II Shares* ........................     0.31%         0.25%        0.04%        0.60%            --           0.60%
   Salomon Brothers Variable
     Aggressive Growth Fund --
     Class I Shares ..........................     0.95%           --         0.61%        1.56%            --           1.56%
   Salomon Brothers Variable
     Growth & Income Fund --
     Class I Shares ..........................     0.65%           --         0.62%        1.27%            --           1.27%
JANUS ASPEN SERIES
   Balanced Portfolio -- Service Shares*+ ....     0.65%         0.25%        0.02%        0.92%            --           0.92%
   Global Life Sciences Portfolio --
     Service Shares*+ ........................     0.65%         0.25%        0.32%        1.22%            --           1.22%
   Global Technology
     Portfolio -- Service Shares* ............     0.65%         0.25%        0.20%        1.10%            --           1.10%
   Worldwide Growth
     Portfolio -- Service Shares*+ ...........     0.65%         0.25%        0.06%        0.96%            --           0.96%

                                                              DISTRIBUTION
                                                                 AND/OR                               CONTRACTUAL FEE    NET TOTAL
                                                                SERVICE                 TOTAL ANNUAL       WAIVER         ANNUAL
                                                MANAGEMENT      (12b-1)        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                    FEE           FEES       EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
------------------                             ------------------------------------------------- ---------------------------------
LAZARD RETIREMENT SERIES, INC ................
   Lazard Retirement Small Cap Portfolio* ....     0.75%         0.25%        0.42%        1.42%          0.17%          1.25%(9)
LORD ABBETT SERIES FUND, INC .................
   Growth and Income Portfolio ...............     0.50%           --         0.35%        0.85%            --           0.85%
   Mid-Cap Value Portfolio ...................     0.75%           --         0.33%        1.08%            --           1.08%
MERRILL LYNCH VARIABLE SERIES FUNDS, INC .....
   Merrill Lynch Global
     Allocation V.I. Fund-- Class III* .......     0.65%         0.25%        0.18%        1.08%            --           1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund -- Class III* ...........     0.75%         0.25%        0.08%        1.08%            --           1.08%
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service Shares* ..............     0.68%         0.25%        0.03%        0.96%            --           0.96%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class* ...................     0.25%         0.15%        0.26%        0.66%          0.01%          0.65%(10)
   Total Return Portfolio --
     Administrative Class* ...................     0.25%         0.15%        0.26%        0.66%          0.01%          0.65%(11)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB Shares*+ ........     0.77%         0.25%        0.22%        1.24%            --           1.24%(12)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares* ................     0.80%         0.25%        0.12%        1.17%            --           1.17%(12)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC ..........................
   All Cap Fund -- Class I ...................     0.85%           --         0.13%        0.98%            --           0.98%
   Investors Fund -- Class I .................     0.70%           --         0.12%        0.82%            --           0.82%
   Large Cap Growth Fund -- Class I ..........     0.75%           --         3.98%        4.73%            --              --(23)
   Small Cap Growth Fund -- Class I ..........     0.75%           --         0.51%        1.26%            --           1.26%
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio ..........     0.60%           --         0.18%        0.78%            --           0.78%(13)
   Disciplined Mid Cap Stock Portfolio .......     0.70%           --         0.12%        0.82%            --           0.82%(15)
   Equity Income Portfolio ...................     0.75%           --         0.12%        0.87%            --           0.87%(15)
   Federated High Yield Portfolio ............     0.65%           --         0.25%        0.90%            --           0.90%(15)
   Federated Stock Portfolio .................     0.63%           --         0.29%        0.92%            --           0.92%(15)
   Large Cap Portfolio .......................     0.75%           --         0.11%        0.86%            --           0.86%(15)
   Lazard International Stock Portfolio ......     0.83%           --         0.17%        1.00%            --           1.00%(1)
   Merrill Lynch Large Cap Core Portfolio ....     0.80%           --         0.19%        0.99%            --           0.99%(14)
   MFS Emerging Growth Portfolio .............     0.75%           --         0.14%        0.89%            --           0.89%(15)
   MFS Mid Cap Growth Portfolio ..............     0.80%           --         0.12%        0.92%            --           0.92%(14)
   MFS Value Portfolio .......................     0.75%           --         0.33%        1.08%            --              --(14)
   Pioneer Fund Portfolio ....................     0.72%           --         0.40%        1.12%            --           1.12%(16)
   Social Awareness Stock Portfolio ..........     0.62%           --         0.16%        0.78%            --           0.78%(1)
   Travelers Quality Bond Portfolio ..........     0.32%           --         0.11%        0.43%            --           0.43%(17)
   U.S. Government Securities Portfolio ......     0.32%           --         0.10%        0.42%            --           0.42%(1)

                                                              DISTRIBUTION
                                                                 AND/OR                               CONTRACTUAL FEE    NET TOTAL
                                                                SERVICE                 TOTAL ANNUAL       WAIVER         ANNUAL
                                                MANAGEMENT      (12b-1)        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                    FEE           FEES       EXPENSES     EXPENSES     REIMBURSEMENT     EXPENSES
------------------                             ------------------------------------------------- ---------------------------------
TRAVELERS SERIES FUND INC ....................
   AIM Capital Appreciation Portfolio ........     0.80%           --         0.05%        0.85%            --           0.85%
   MFS Total Return Portfolio ................     0.80%           --         0.02%        0.82%            --           0.82%
   Pioneer Strategic Income Portfolio ........     0.75%           --         0.25%        1.00%            --           1.00%
   SB Adjustable Rate Income
     Portfolio Smith Barney Class* ...........     0.60%         0.25%        3.87%        4.72%          3.72%          1.00%(18)
   Strategic Equity Portfolio ................     0.80%           --         0.04%        0.84%            --           0.84%
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares* .......     0.60%         0.25%        0.05%        0.90%            --           0.90%
   Enterprise Portfolio Class II Shares*+ ....     0.50%         0.25%        0.14%        0.89%            --              --(19)
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio --
     Service Class 2* ........................     0.58%         0.25%        0.10%        0.93%            --              --(20)
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital
     Appreciation Portfolio --
     Service Class 2* ........................     0.58%         0.25%        1.27%        2.10%            --              --(21)
   Mid Cap Portfolio -- Service Class 2* .....     0.58%         0.25%        0.12%        0.95%            --              --(22)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
+    Closed to new investors.


NOTES

(1) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(3) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(4) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.

(5) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(7) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(9) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(10) Other Expenses reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.

(11) Other Expenses reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

(13) Fund has a voluntary waiver of 0.80%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(14) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(15) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(16) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(17) Fund has a voluntary waiver of 0.75%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

(19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

(21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discontinued by the fund's manager at any time.

(22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(23) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                    VOLUNTARY FEE     NET TOTAL
                                                   WAIVER AND/OR       ANNUAL
                                                      EXPENSE        OPERATING
      FUNDING OPTION                               REIMBURSEMENT      EXPENSES
     ------------------                            --------------  -------------
     Large Cap Growth Fund-- Class I..............     3.73%           1.00%
     MFS Value Portfolio..........................     0.08%           1.00%
     Enterprise Portfolio Class II Shares.........     0.04%           0.85%
     Contrafund(R)Portfolio -- Service Class 2....     0.03%           0.90%
     Dynamic Capital Appreciation Portfolio --
       Service Class 2............................     0.95%           1.15%
     Mid Cap Portfolio -- Service Class 2.........     0.02%           0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                              IF CONTRACT IS SURRENDERED            IF CONTRACT IS NOT SURRENDERED OR
                                              AT THE END OF PERIOD SHOWN:        ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                        ---------------------------------------- -----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                        -------- ---------- ---------  --------- -------- -------------------- -----------
Underlying Fund with Maximum Total       1370      2658       3710       6896      788      2293      3710        6896
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............   979      1544       1905       3939      371      1128      1905        3939

EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum
Withdrawal Benefit (assuming the current charge applies).

                                                                                    IF CONTRACT IS NOT SURRENDERED OR
                                              IF CONTRACT IS SURRENDERED             ANNUITIZED AT THE END OF PERIOD
                                              AT THE END OF PERIOD SHOWN:                       SHOWN**:
                                        ---------------------------------------- ----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                        -------- ---------- ---------  --------- -------- -------------------- ----------
Underlying Fund with Maximum Total       1317      2513       3483       6569      731      2141      3483       6569
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............   923      1376       1619       3400      312       953      1619       3400

EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum
Accumulation Benefit.

                                                                                    IF CONTRACT IS NOT SURRENDERED OR
                                              IF CONTRACT IS SURRENDERED             ANNUITIZED AT THE END OF PERIOD
                                             AT THE END OF PERIOD SHOWN:                        SHOWN**:
                                       ----------------------------------------- ----------------------------------------
FUNDING OPTION                          1 YEAR    3 YEARS   5 YEARS    10 YEARS  1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------                       --------- ---------- ---------  --------- -------- -------------------- ----------
Underlying Fund with Maximum Total       1325      2537       3522       6625      740      2166      3522       6625
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............  933       1405       1668       3492      322       983      1668       3492

                         CONDENSED FINANCIAL INFORMATION
================================================================================

See Appendices A and B.

                              THE ANNUITY CONTRACT
================================================================================

Travelers Life & Annuity Portfolio Architect L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.

                                                   MAXIMUM AGE BASED ON
                                                THE OLDER OF THE OWNER AND
    DEATH BENEFIT/OPTIONAL FEATURE            ANNUITANT ON THE CONTRACT DATE
--------------------------------------    --------------------------------------
Deferred Annual Step Up Death Benefit                      75
Annual Step Up Death Benefit                               80
5% Roll Up Death Benefit                                   75
Enhanced Stepped-Up Provision (E.S.P)                      75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a

"private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
Capital Appreciation Fund                  Seeks growth of capital. The Fund           Travelers Asset Management
                                           normally invests in equity securities       International Company LLC ("TAMIC")
                                           of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                           industry.

High Yield Bond Trust                      Seeks high current income. The Fund         TAMIC
                                           normally invests in below
                                           investment-grade bonds and debt
                                           securities.

Managed Assets Trust                       Seeks high total return. The Fund           TAMIC
                                           normally invests in equities,               Subadviser: Travelers Investment
                                           convertible and fixed-income                Management Company ("TIMCO")
                                           securities. The Fund's policy is to
                                           allocate investments among asset
                                           classes.

Money Market Portfolio                     Seeks high current return with              TAMIC
                                           preservation of capital and liquidity.
                                           The Fund normally invests in
                                           high-quality short term money market
                                           instruments.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance Capital Management L.P.
     Portfolio-- Class B                   normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund-- Class 2 Shares     Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                           normally invests in common stocks of        ("CRM")
                                           companies located around the world.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM.
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders
                                           (REITS).

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of         ("Dreyfus")
     Shares                                capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.
   Templeton Foreign Securities Fund --    Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    Class 2 Shares                         Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.
   Templeton Growth Securities Fund --     Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                        Fund normally invests in equity
                                           securities of companies located
                                           anywhere in the world, including the
                                           U.S. and emerging markets.
GREENWICH STREET SERIES FUND

   Equity Index Portfolio --               Seeks investment results that, before       TIMCO
     Class II Shares                       expenses, correspond to the price and
                                           yield performance of the S&P 500
                                           Index. The Fund normally invests in
                                           equity securities, or other
                                           investments with similar economic
                                           characteristics that are included in
                                           the S&P 500 Index.

   Salomon Brothers Variable               Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund-- Class I      normally invests in common stocks of        ("SBAM")
     Shares                                companies that the manager believes
                                           are experiencing or will experience
                                           growth in earnings and/or cash flow
                                           that exceeds the average rate of
                                           earnings growth of the companies that
                                           comprise the S&P 500. The Fund may
                                           invest in the securities of large,
                                           well-known companies, but a
                                           significant portion of Fund assets
                                           may also be invested in small to
                                           medium sized companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Salomon Brothers Variable Growth &      Seeks income and long-term capital          SBAM
     Income Fund -- Class I Shares         growth. The Fund normally invests in
                                           equity securities that provide
                                           dividend or interest income and it
                                           also invests in non-income producing
                                           stocks for potential appreciation in
                                           value.

JANUS ASPEN SERIES
   Balanced Portfolio -- Service           Seeks long term capital growth,             Janus Capital Management LLC
     Shares+                               consistent with preservation of             ("Janus")
                                           capital and balanced by current
                                           income. The Fund normally invests in
                                           common stocks selected for their
                                           growth potential and other securities
                                           selected for their income potential.

   Global Life Sciences Portfolio --       Seeks long-term growth of capital. The      Janus
     Service Shares+                       Fund normally invests in securities of
                                           companies with a life science (e.g.
                                           health, personal care,
                                           pharmaceuticals) orientation.
   Global Technology Portfolio --          Seeks long-term growth of capital. The      Janus
     Service Shares                        Fund normally invests in securities of
                                           companies that are expected to benefit
                                           from advances or improvements in
                                           technology.
   Worldwide Growth Portfolio --           Seeks growth of capital in a manner         Janus
     Service Shares+                       consistent with the preservation of
                                           capital. The Fund normally invests in
                                           the common stocks of companies of any
                                           size throughout the world.

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.
   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   Merrill Lynch Global Allocation         Seeks high total investment return.         Merrill Lynch Investment
     V.I. Fund -- Class III                The Fund normally invests in a              Managers, L.P. ("MLIM")
                                           portfolio of equity, debt and money
                                           market securities, primarily of
                                           corporate and governmental issuers
                                           located in North and South America,
                                           Europe, Australia and the Far East.

   Merrill Lynch Small Cap Value V.I.      Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                     Fund normally invests in common stocks
                                           of small cap companies and emerging
                                           growth companies believed to be
                                           undervalued.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --      Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                        normally invests in common stocks of
                                           U.S. companies and it may invest in
                                           debt securities, as well.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --                Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                  with preservation of real capital and       Company LLC
                                           prudent investment management. The
                                           Fund normally invests in
                                           inflation-indexed bonds of varying
                                           maturities issued by the U.S. and
                                           non-U.S. governments or government
                                           sponsored enterprises.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+              normally invests in common stocks of        ("Putnam")
                                           companies outside the U S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I                  Seeks capital appreciation. The Fund        SBAM
                                           normally invests in common stocks and
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I                Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.

   Large Cap Growth Fund -- Class I        Seeks long-term growth of capital.          SBAM
                                           The Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations.

   Small Cap Growth Fund -- Class I        Seeks long term growth of capital.          SBAM
                                           The Fund normally invests in equity
                                           securities of companies with small
                                           market capitalizations.

THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio        Seeks current income and capital            TAMIC
                                           appreciation. The Fund normally
                                           invests in convertible securities.

   Disciplined Mid Cap Stock Portfolio     Seeks growth of capital. The Fund           TAMIC
                                           normally invests in the equity              Subadviser: TIMCO
                                           securities of companies with mid-size
                                           market capitalizations.

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company ("Federated")
                                           securities.

   Federated Stock Portfolio               Seeks growth of income and capital.         TAMIC
                                           The Fund normally invests in equity
                                           Subadviser: Federated Equity
                                           securities that are selected on the
                                           Management Company of Pennsylvania
                                           basis of traditional research
                                           techniques.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.

   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: MLIM
                                           portfolio of equity securities of
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital.          TAMIC
                                           The Fund normally invests in common         Subadviser: Massachusetts Financial
                                           stock and related securities of             Services ("MFS")
                                           emerging growth companies.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced
                                           securities.

   Social Awareness Stock Portfolio        Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                           and retention of net investment             ("SBFM")
                                           income. The Fund normally invests in
                                           equity securities. The Fund seeks
                                           companies that meet certain
                                           investment criteria and social
                                           criteria.

   Travelers Quality Bond Portfolio        Seeks current income and total return       TAMIC
                                           with moderate capital volatility. The
                                           Fund normally invests in
                                           investment-grade bonds and debt
                                           securities.

   U.S. Government Securities Portfolio    Seeks current income, total return and      TAMIC
                                           high credit quality. The Fund
                                           normally invests in securities issued
                                           or guaranteed by the U.S. Government,
                                           its agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   MFS Total Return Portfolio              Seeks above average income consistent       TIA
                                           with the prudent employment of              Subadviser: MFS
                                           capital. Secondarily, seeks growth of
                                           capital and income. The Fund normally
                                           invests in a broad range of equity and
                                           fixed-income securities of both U.S.
                                           and foreign issuers.

   Pioneer Strategic Income Portfolio      Seeks high current income consistent        TIA
                                           with preservation of capital. The Fund      Subadviser: Putnam
                                           normally invests in debt securities of
                                           U.S. and foreign governments and
                                           corporations.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate
                                           securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: Fidelity Management &
                                           securities, primarily in common stocks      Research Company ("FMR")
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares      Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                           Fund normally invests in common and         ("Van Kampen")
                                           preferred stocks, and convertible
                                           securities, of well established
                                           undervalued companies.

   Enterprise Portfolio Class II           Seeks capital appreciation. The Fund        Van Kampen
     Shares+                               normally invests in common stocks of
                                           companies believed to have
                                           above-average potential for capital
                                           appreciation.

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service       Seeks long term capital appreciation.       FMR
     Class 2                               The Fund normally invests in common
                                           stocks of companies whose value may
                                           not be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation            Seeks capital appreciation. The Fund        FMR
     Portfolio -- Service Class 2          normally invests in growth and/or
                                           value common stocks of domestic and
                                           foreign issuers.

   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

----------
+    Closed to new investors.


FIXED ACCOUNT
================================================================================

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
================================================================================

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o    administration of the annuity options available under the Contracts

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     o that the amount of the death benefit will be greater than the Contract Value

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                    YEARS SINCE PURCHASE                  WITHDRAWAL
                        PAYMENT MADE                        CHARGE
         ------------------------------------------- ----------------------
         GREATER THAN OR EQUAL TO   BUT LESS THAN
                 0 years               1 year                 6%
                  1 year               2 years                5%
                 2 years               3 years                4%
                 3 years               4 years                3%
                 4+ years                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    if a lifetime annuity payout has begun

     o    under the Managed Distribution Program, or

     o if you elect Annuity Payments for a fixed period of at least five years.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will add the amount of the applicable taxes and charges to your requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun, or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Deferred Annual Step-Up Death Benefit the M&E is 1.60% annually. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

              YEARS SINCE INITIAL PURCHASE              WITHDRAWAL
                      PAYMENT MADE                        CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years                1 year                6%
                1 year               2 years                5%
               2 years               3 years                4%
               3 years               4 years                3%
               4 +years                                     0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
================================================================================

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

          o    the dollar amount you request to transfer;

          o the number of transfers you made within the previous three months;

          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

          o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

          o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

          o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these Programs). The Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
================================================================================

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 701/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
================================================================================

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.


                                  DEATH BENEFIT
================================================================================

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ANNUAL STEP-UP DEATH BENEFIT

(ONLY DEATH BENEFIT OPTION AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

If the Annuitant dies before age 80, the
death benefit will be the greatest of:     o  the Contract Value on the Death
                                              Report Date;

                                           o  your adjusted Purchase Payment
                                              (see below)*;

                                           o  the Step-Up Value, if any, as
                                              described below

                                           o  the Roll-Up Death Benefit Value
                                              (as described below)

If the Annuitant dies on or after
age 80,  the death benefit will be
the greatest of:                           o  the Contract Value on the Death
                                              Report Date;

                                           o  your adjusted Purchase Payment
                                              (see below) or*

                                           o  the Step-Up Value, if any, as
                                              described below, or

                                           o  the Roll-Up Death Benefit Value
                                              (as described below) on the
                                              Annuitant's 80th birthday, plus
                                              any additional Purchase Payments
                                              and minus any partial surrender
                                              reductions (as described below)
                                              that occur after the Annuitant's
                                              80th birthday.

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR DEFERRED ANNUAL STEP-UP DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the fourth Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the fourth Contract Date Anniversary, there is no Step-Up Value.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

If you have elected GMWB, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable Partial Surrender Reduction, the Partial Surrender Reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your Contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                                                        NON-QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
----------------------------------- --------------------------- --------------------------------------- -----------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------- --------------------------- --------------------------------------- -----------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),       Unless the beneficiary elects to        Yes
(WITH NO JOINT OWNER)                 or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive the distribution.
----------------------------------- --------------------------- --------------------------------------- -----------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                  Yes
NOT THE ANNUITANT)                    owner.
----------------------------------- --------------------------- --------------------------------------- -----------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
----------------------------------- --------------------------- --------------------------------------- -----------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),       Unless the beneficiary elects to        Yes
THE ANNUITANT)                        or if none, to the           continue the Contract rather than
                                      surviving joint owner.       receive a distribution.
----------------------------------- --------------------------- --------------------------------------- -----------------------
SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint          Unless the beneficiary elects to        Yes
ANNUITANT)                            owner.                       continue the Contract.
----------------------------------- --------------------------- --------------------------------------- -----------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),       Unless the spouse elects to             Yes
THE ANNUITANT)                        or if none, to the           continue the Contract
                                      surviving joint owner.
                                                                   A spouse who is not the
                                                                   beneficiary may decline to
                                                                   receive the proceeds or to
                                                                   continue the Contract and
                                                                   instruct the Company to pay the
                                                                   beneficiary.
----------------------------------- --------------------------- --------------------------------------- -----------------------
ANNUITANT (WHO IS NOT THE             The beneficiary (ies),       Unless the beneficiary elects to        Yes
CONTRACT OWNER)                       or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.

                                                                   Or, if there is a CONTINGENT
                                                                   ANNUITANT, then the CONTINGENT
                                                                   ANNUITANT becomes the ANNUITANT
                                                                   and the Contract continues in
                                                                   effect (generally using the
                                                                   original Maturity Date). The
                                                                   proceeds will then be paid upon
                                                                   the death of the CONTINGENT
                                                                   ANNUITANT or owner.
----------------------------------- --------------------------- --------------------------------------- -----------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                              Yes
OWNER)                                is the ANNUITANT" above.
----------------------------------- --------------------------- --------------------------------------- -----------------------
ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                               Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                   ANNUITANT is
                                      CONTRACT OWNER.                                                      treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)
----------------------------------- --------------------------- --------------------------------------- -----------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                                N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.
----------------------------------- --------------------------- --------------------------------------- -----------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
----------------------------------- --------------------------- --------------------------------------- -----------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
----------------------------------- --------------------------- --------------------------------------- -----------------------
                                                          QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                MANDATORY
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                    PAYOUT RULES
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                   APPLY*
----------------------------------- --------------------------- --------------------------------------- -----------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
----------------------------------- --------------------------- --------------------------------------- -----------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
----------------------------------- --------------------------- --------------------------------------- -----------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
----------------------------------- --------------------------- --------------------------------------- -----------------------

------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
================================================================================

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

  ------------------- ------------------------------------------------------ ---------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------- ------------------------------------------------------ ---------------------------------------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                  VALUE
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  VALUES AS OF
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  IMMEDIATELY PRIOR    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  TO WITHDRAWAL,
  CONTRACT YEAR TWO
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  WITHDRAWAL,
  CONTRACT YEAR TWO               [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000- (5,000
                                   x10,000/115,000)]     x10,000/115,000)]                 x10,000/85,000)]     x10,000/85,000
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------
  CHANGE IN VALUE      $10,000           $8,696                $435           $10,000          $11,765               $588
  DUE TO WITHDRAWAL
  (PARTIAL SURRENDER
  REDUCTION)
  ------------------- ----------- --------------------- -------------------- ----------- --------------------- -----------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The

Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                           EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                     ==================================================== =====================================================
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
==================== ---------------------------------------------------- -----------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                       CONTRACT VALUE        AMOUNT       BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                            $15,000(2)
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT
                     ==================================================== =====================================================
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
==================== ---------------------------------------------------- -----------------------------------------------------
                                                              BASE                                                 BASE
                                           PURCHASE        CALCULATION                           PURCHASE       CALCULATION
                       CONTRACT VALUE      PAYMENT            AMOUNT        CONTRACT VALUE        PAYMENT          AMOUNT
--------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AS OF GMAB
ADDITIONAL
PURCHASE PAYMENT         $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------- ----------------- ----------------- ---------------- ----------------- ----------------- -----------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                  EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
                             ==================================================================================================
                                                            ASSUMING INCREASING CONTRACT VALUE
============================ --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER        $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
EFFECTIVE DATE
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO    $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
PARTIAL WITHDRAWAL
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY             $105,000          $90,000               $10,000               $8,696               $10,000
FOLLOWING PARTIAL
WITHDRAWAL
============================ ==================================================================================================
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT

============================ ------------ --------------------- -------------------- --------------------- --------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------
VALUE IMMEDIATELY FOLLOWING
PARTIAL WITHDRAWAL             $75,000          $88,235               $10,000              $11,765               $11,765
---------------------------- ------------ --------------------- -------------------- --------------------- --------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contact Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS


Capital Appreciation Fund                   MERRILL LYNCH VARIABLE SERIES
Managed Assets Trust                        FUNDS, INC.
ALLIANCEBERNSTEIN VARIABLE PRODUCT          Merrill Lynch Global Allocation V.I.
SERIES FUND, INC.                           Fund -- Class III Shares
AllianceBernstein Premier Growth            Merrill Lynch Small Cap Value V.I.
Portfolio -- Class B                        Fund -- Class III Shares
AMERICAN FUNDS INSURANCE SERIES             OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Growth Fund -- Class 2 Shares        Oppenheimer Main Street Growth &
Growth Fund -- Class 2 Shares               Income Fund/VA -- Service Shares
Growth-Income Fund -- Class 2 Shares        PUTNAM VARIABLE TRUST
DELAWARE VIP TRUST                          Putnam VT Small Cap Value Fund --
Delaware VIP REIT Series --                 Class IB Shares
Standard Class                              SALOMON BROTHERS VARIABLE SERIES
DREYFUS VARIABLE INVESTMENT FUND            FUNDS INC.
Appreciation Portfolio -- Initial Shares    All Cap Fund -- Class I
Developing Leaders Portfolio --             Investors Fund -- Class I
Initial Shares                              Large Cap Growth Fund -- Class I
FRANKLIN TEMPLETON VARIABLE INSURANCE       Small Cap Growth Fund -- Class I
PRODUCTS TRUST                              THE TRAVELERS SERIES TRUST
Mutual Shares Securities Fund --            Convertible Securities Portfolio
Class 2 Shares                              Disciplined Mid Cap Stock Portfolio
Templeton Developing Markets                Equity Income Portfolio
Securities Fund -- Class 2 Shares           Federated Stock Portfolio
Templeton Foreign Securities Fund --        Large Cap Portfolio
Class 2                                     Lazard International Stock Portfolio
Templeton Growth Securities Fund --         MFS Emerging Growth Portfolio
Class 2 Shares                              MFS Mid Cap Growth Portfolio
GREENWICH STREET SERIES FUND                MFS Value Portfolio
Equity Index Portfolio -- Class II          Merrill Lynch Large Cap Core
Shares                                      Portfolio
Salomon Brothers Variable Emerging          Pioneer Fund Portfolio
Growth Fund -- Class I Shares               TRAVELERS SERIES FUND INC.
Salomon Brothers Variable Growth &          AIM Capital Appreciation Portfolio
Income Fund -- Class I Shares               Strategic Equity Portfolio
JANUS ASPEN SERIES                          MFS Total Return Portfolio
Global Technology Portfolio --              Social Awareness Stock Portfolio
Service Shares                              VAN KAMPEN LIFE INVESTMENT TRUST
LAZARD RETIREMENT SERIES, INC.              Comstock Portfolio Class II Shares
Lazard Retirement Small Cap Portfolio       VARIABLE INSURANCE PRODUCTS FUND II
LORD ABBETT SERIES FUND, INC.               Contrafund(R)Portfolio -- Service
Growth and Income Portfolio                 Class 2
Mid-Cap Value Portfolio                     VARIABLE INSURANCE PRODUCTS FUND III
                                            Dynamic Capital Appreciation
                                            Portfolio -- Service Class 2
                                            Mid Cap Portfolio -- Service Class 2

  CLASS B SUBACCOUNTS/
   UNDERLYING FUNDS

High Yield Bond Trust
Money Market Portfolio (Travelers)
PIMCO VARIABLE INSURANCE TRUST
Real Return Portfolio--
Administrative Class
Total Return Portfolio--
Administrative Class
THE TRAVELERS SERIES TRUST
Federated High Yield Portfolio
Pioneer Strategic Income Portfolio
Travelers Quality Bond Portfolio
U.S. Government Securities
Portfolio
TRAVELERS SERIES FUND INC.
SB Adjustable Rate Income
Portfolio--Class I Shares


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

     EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

     EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

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


ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
================================================================================

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
================================================================================

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options -- We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
================================================================================

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
================================================================================

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
================================================================================

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
================================================================================

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper

Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
================================================================================

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                                                  SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/02).........................   2003        0.777           0.954                  14,371

   Money Market Portfolio (3/02)............................   2003        0.997           0.987                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        0.601           0.729                   2,374

American Funds Insurance Series
   Global Growth Fund-- Class 2 Shares (2/00)...............   2003        0.749           0.995                      --

   Growth Fund-- Class 2 Shares (2/00)......................   2003        0.647           0.869                     939

   Growth-Income Fund-- Class 2 Shares (2/00)...............   2003        0.768           0.999                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2003        0.954           1.257                  21,110

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................   2003        0.800           0.953                   9,791

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2003        0.753           0.974                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund-- Class 2 Shares (5/02)....   2003        0.843           1.036                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund -- Class 2     2003        1.000           1.444                   1,599
   Shares (5/03)............................................

   Templeton Growth Securities Fund -- Class 2
   Shares (5/02)............................................   2003        0.790           1.026                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.695           0.873                  46,366

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (5/02)............................   2003        0.756           1.041                      --

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (5/02)............................   2003        0.798           1.021                   1,109

Janus Aspen Series
   Balanced Portfolio-- Service Shares (3/02)...............   2003        0.913           1.020                      --

   Global Life Sciences Portfolio-- Service Shares (3/02)...   2003        0.735           0.911                      --

   Global Technology Portfolio-- Service Shares (3/02)......   2003        0.624           0.898                      --

   Worldwide Growth Portfolio-- Service Shares (3/02).......   2003        0.740           0.899                  15,086

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                   5,215

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.067                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.115           1.151                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.725           0.916                      --

   Putnam VT Small Cap Value Fund-- Class IB Shares (5/01)..   2003        0.826           1.215                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        0.692           0.946                     867

   Investors Fund -- Class I (1/01).........................   2003        0.703           0.914                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2003        0.799           1.134                  19,756

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.598           0.875                   3,414

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        0.937           1.162                     960

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2003        0.794           1.043                      --

   Equity Income Portfolio (10/00)..........................   2003        0.792           1.021                   1,123

   Federated High Yield Portfolio (3/02)....................   2003        0.992           1.193                      --

   Federated Stock Portfolio (3/02).........................   2003        0.783           0.982                      --

   Large Cap Portfolio (6/00)...............................   2003        0.668           0.818                  24,729

   Lazard International Stock Portfolio (3/02)..............   2003        0.843           1.066                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.635           0.756                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.540           0.685                   4,808

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (3/02)......................   2003        0.549           0.740                   1,104

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

   Travelers Quality Bond Portfolio (3/02)..................   2003        1.056           1.110                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.660           0.838                      --

   MFS Total Return Portfolio (7/00)........................   2003        0.906           1.038                   4,840

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

   Strategic Equity Portfolio (6/00)........................   2003        0.554           0.722                   1,584

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2003        0.766           0.985                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2003        0.724           0.894                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (3/02).........   2003        0.867           1.093                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2003        0.864           1.061                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.855           1.161                     710

                                           ACCUMULATION UNIT VALUES (IN DOLLARS)

                                              SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (3/02).........................   2003        1.000           1.142                      --

   Money Market Portfolio (3/02)............................   2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        1.000           1.090                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.185                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2003        1.000           1.146                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.144                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (3/02)........   2003        1.000           1.140                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (3/02)............................................   2003        1.000           1.110                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (3/02)............................................   2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Growth Securities Fund-- Class 2 Shares (5/02).   2003        1.000           1.159                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        1.000           1.127                      --

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (5/02)............................   2003        1.000           1.142                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (5/02)............................   2003        1.000           1.122                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (3/02)..............   2003        1.000           1.074                      --

   Global Life Sciences Portfolio -- Service Shares (3/02)..   2003        1.000           1.114                      --

   Global Technology Portfolio -- Service Shares (3/02).....   2003        1.000           1.197                      --

   Worldwide Growth Portfolio -- Service Shares (3/02)......   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.170                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.043                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund-- Class IB Shares (5/01)..   2003        1.000           1.233                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        1.000           1.167                      --

   Investors Fund -- Class I (1/01).........................   2003        1.000           1.144                      --

   Large Cap Growth Fund -- Class I (5/02)..................   2003        1.000           1.160                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2003        1.000           1.234                      --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)..................   2003        1.000           1.101                      --

   Disciplined Mid Cap Stock Portfolio (3/02)...............   2003        1.000           1.170                      --

   Equity Income Portfolio (10/00)..........................   2003        1.000           1.130                      --

   Federated High Yield Portfolio (3/02)....................   2003        1.000           1.088                      --

   Federated Stock Portfolio (3/02).........................   2003        1.000           1.144                      --

   Large Cap Portfolio (6/00)...............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        1.000           1.103                      --

   MFS Mid Cap Growth Portfolio (3/02)......................   2003        1.000           1.129                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.124                      --

   Travelers Quality Bond Portfolio (3/02)..................   2003        1.000           1.022                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)........................   2003        1.000           1.076                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio -- Class I               2003        1.000           0.996                      --
   Shares (9/03)............................................

   Strategic Equity Portfolio (6/00)........................   2003        1.000           1.114                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (3/02).............   2003        1.000           1.134                      --

   Enterprise Portfolio -- Class II Shares (3/02)...........   2003        1.000           1.130                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (3/02).........   2003        1.000           1.138                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (3/02)...........................................   2003        1.000           1.103                      --

   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        1.000           1.195                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio-- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio-- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
================================================================================

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                                                  SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/02).........................   2003        0.777           0.954                      --

   Money Market Portfolio (5/02)............................   2003        0.997           0.987                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.601           0.729                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.749           0.995                  44,490

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.647           0.869                 282,266

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.768           0.999                 346,058

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2003        0.954           1.257                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................   2003        0.800           0.953                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2003        0.753           0.974                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.843           1.036                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund -- Class 2      2003        1.000           1.444                      --
   Shares (5/03)............................................

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2003        0.790           1.026                  34,635

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.695           0.873                      --

   Salomon Brothers Variable Emerging Growth
   Fund -- Class I Shares (10/02)...........................   2003        0.756           1.041                      --

   Salomon Brothers Variable Growth & Income
   Fund -- Class I Shares (9/02)............................   2003        0.798           1.021                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2003        0.913           1.020                      --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2003        0.735           0.911                      --

   Global Technology Portfolio -- Service Shares (8/02).....   2003        0.624           0.898                      --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2003        0.740           0.899                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.067                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.115           1.151                 311,064

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.725           0.916                  97,804

   Putnam VT Small Cap Value Fund -- Class IB
   Shares (5/01)............................................   2003        0.826           1.215                  16,949

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.692           0.946                  96,506

   Investors Fund -- Class I (11/99)........................   2003        0.703           0.914                 178,682

   Large Cap Growth Fund -- Class I (9/02)..................   2003        0.799           1.134                      --

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.598           0.875                  84,031

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2003        0.937           1.162                      --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2003        0.794           1.043                      --

   Equity Income Portfolio (11/99)..........................   2003        0.792           1.021                  30,906

   Federated High Yield Portfolio (8/02)....................   2003        0.992           1.193                      --

   Federated Stock Portfolio (9/02).........................   2003        0.783           0.982                      --

   Large Cap Portfolio (11/99)..............................   2003        0.668           0.818                   4,899

   Lazard International Stock Portfolio (8/02)..............   2003        0.843           1.066                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.635           0.756                      --

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.540           0.685                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (6/02)......................   2003        0.549           0.740                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                      --

   Travelers Quality Bond Portfolio (6/02)..................   2003        1.056           1.110                  56,643

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.660           0.838                   7,409

   MFS Total Return Portfolio (11/99).......................   2003        0.906           1.038                  30,718

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.998                      --

   Strategic Equity Portfolio (11/99).......................   2003        0.554           0.722                  51,790

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............   2003        0.766           0.985                      --

   Enterprise Portfolio -- Class II Shares (7/02)...........   2003        0.724           0.894                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/02).........   2003        0.867           1.093                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................   2003        0.864           1.061                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        0.855           1.161                  29,607

                                           ACCUMULATION UNIT VALUES (IN DOLLARS)

                                              SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/02).........................   2003        1.000           1.142                      --

   Money Market Portfolio (5/02)............................   2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        1.000           1.090                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        1.000           1.185                      --

   Growth Fund -- Class 2 Shares (11/99)....................   2003        1.000           1.146                      --

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        1.000           1.144                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/02)........   2003        1.000           1.140                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/02)............................................   2003        1.000           1.110                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (6/02)............................................   2003        1.000           1.146                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Growth Securities Fund -- Class 2
   Shares (7/02)............................................   2003        1.000           1.159                      --

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        1.000           1.127                      --

   Salomon Brothers Variable Emerging Growth Fund --
   Class I Shares (10/02)...................................   2003        1.000           1.142                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Salomon Brothers Variable Growth & Income                   2003        1.000           1.122                      --
   Fund -- Class I Shares (9/02)............................

Janus Aspen Series
   Balanced Portfolio -- Service Shares (8/02)..............   2003        1.000           1.074                      --

   Global Life Sciences Portfolio -- Service Shares (9/02)..   2003        1.000           1.114                      --

   Global Technology Portfolio -- Service Shares (8/02).....   2003        1.000           1.197                      --

   Worldwide Growth Portfolio -- Service Shares (8/02)......   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.170                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund--
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.043                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.233                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        1.000           1.167                      --

   Investors Fund -- Class I (11/99)........................   2003        1.000           1.144                      --

   Large Cap Growth Fund -- Class I (9/02)..................   2003        1.000           1.160                      --

   Small Cap Growth Fund -- Class I (11/99).................   2003        1.000           1.234                      --

The Travelers Series Trust
   Convertible Securities Portfolio (6/02)..................   2003        1.000           1.101                      --

   Disciplined Mid Cap Stock Portfolio (6/02)...............   2003        1.000           1.170                      --

   Equity Income Portfolio (11/99)..........................   2003        1.000           1.130                      --

   Federated High Yield Portfolio (8/02)....................   2003        1.000           1.088                      --

   Federated Stock Portfolio (9/02).........................   2003        1.000           1.144                      --

   Large Cap Portfolio (11/99)..............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (8/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (11/99)....................   2003        1.000           1.103                      --

   MFS Mid Cap Growth Portfolio (6/02)......................   2003        1.000           1.129                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.124                      --

   Travelers Quality Bond Portfolio (6/02)..................   2003        1.000           1.022                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        1.000           1.134                      --

   MFS Total Return Portfolio (11/99).......................   2003        1.000           1.076                      --

                                         ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio -- Class I               2003        1.000           0.996                      --
   Shares (9/03)............................................

   Strategic Equity Portfolio (11/99).......................    2003        1.000           1.114                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/02).............    2003        1.000           1.134                      --

   Enterprise Portfolio -- Class II Shares (7/02)...........    2003        1.000           1.130                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class 2 (6/02).........    2003        1.000           1.138                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (7/02)...........................................    2003        1.000           1.103                      --

   Mid Cap Portfolio -- Service Class 2 (5/02)..............    2003        1.000           1.195                      --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
================================================================================

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
================================================================================

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                The Insurance Company
                Principal Underwriter
                Distribution and Principal Underwriting Agreement
                Valuation of Assets
                Federal Tax Considerations
                Independent Auditors
                Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
     ---------------------------------------------------------------------------
Address:
        ------------------------------------------------------------------------

        ------------------------------------------------------------------------

L-19988                                                              May 3, 2004

         TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.                SMITH BARNEY INVESTMENT SERIES
   AllianceBernstein Growth and Income Portfolio -- Class B(1)          Smith Barney Large Cap Core Portfolio
   AllianceBernstein Premier Growth Portfolio -- Class B(2)             Smith Barney Premier Selections All Cap Growth Portfolio
AMERICAN FUNDS INSURANCE SERIES                                     SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Global Growth Fund -- Class 2 Shares                                Multiple Discipline Portfolio -- All Cap Growth and Value
   Growth Fund -- Class 2 Shares                                       Multiple Discipline Portfolio -- Balanced All Cap Growth and
   Growth-Income Fund -- Class 2 Shares                                  Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                   Multiple Discipline Portfolio -- Global All Cap Growth and
   Franklin Small Cap Fund -- Class 2 Shares                             Value
   Mutual Shares Securities Fund -- Class 2 Shares                      Multiple Discipline Portfolio -- Large Cap Growth and Value
   Templeton Developing Markets Securities Fund -- Class 2 Shares    THE TRAVELERS SERIES TRUST
   Templeton Foreign Securities Fund -- Class 2 Shares                 Equity Income Portfolio
   Templeton Growth Securities Fund -- Class 2 Shares                  Large Cap Portfolio
GREENWICH STREET SERIES FUND                                           Lazard International Stock Portfolio
   Appreciation Portfolio                                              Merrill Lynch Large Cap Core Portfolio(5)
   Diversified Strategic Income Portfolio                              MFS Emerging Growth Portfolio
   Equity Index Portfolio  -- Class II Shares                          MFS Value Portfolio
   Fundamental Value Portfolio                                         Pioneer Fund Portfolio(6)
JANUS ASPEN SERIES                                                  TRAVELERS SERIES FUND INC.
   Mid Cap Growth Portfolio -- Service Shares(3)                       AIM Capital Appreciation Portfolio
LAZARD RETIREMENT SERIES, INC.                                         MFS Total Return Portfolio
   Lazard Retirement Small Cap Portfolio                               Pioneer Strategic Income Portfolio(7)
LORD ABBETT SERIES FUND, INC.                                          SB Adjustable Rate Income Portfolio Smith Barney Class
   Growth and Income Portfolio                                         Smith Barney Aggressive Growth Portfolio
   Mid-Cap Value Portfolio                                             Smith Barney High Income Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.                              Smith Barney Large Capitalization Growth Portfolio
   Merrill Lynch Global Allocation V.I. Fund -- Class III              Smith Barney Mid Cap Core Portfolio
   Merrill Lynch Small Cap Value V.I. Fund -- Class III                Smith Barney Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST                                         Strategic Equity Portfolio(8)
  Real Return Portfolio -- Administrative Class                        Travelers Managed Income Portfolio
  Total Return Portfolio -- Administrative Class                      Van Kampen Enterprise Portfolio
PUTNAM VARIABLE TRUST                                               VAN KAMPEN LIFE INVESTMENT TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares                   Emerging Growth Portfolio Class I Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                         VARIABLE ANNUITY PORTFOLIOS
   All Cap Fund -- Class I(4)                                          Smith Barney Small Cap -- Growth Opportunities Portfolio
   Investors Fund -- Class I                                        VARIABLE INSURANCE PRODUCTS FUND II
   Small Cap Growth Fund -- Class I                                     Contrafund(R) Portfolio -- Service Class
                                                                    VARIABLE INSURANCE PRODUCTS FUND III
--------------                                                          Mid Cap Portfolio -- Service Class 2


(1)      Formerly Growth and Income Portfolio -- Class B            (5)    Formerly MFS Research Portfolio
(2)      Formerly Premier Growth Portfolio -- Class B               (6)    Formerly Utilities Portfolio
(3)      Formerly Aggressive Growth Portfolio -- Service Shares     (7)    Formerly Putnam Diversified Income Portfolio
(4)      Formerly Capital Fund -- Class I                           (8)    Formerly Alliance Growth Portfolio


The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                          PROSPECTUS DATED MAY 3, 2004

                                TABLE OF CONTENTS

Glossary................................................     3     The Annuity Period.......................................    43
Summary.................................................     4       Maturity Date..........................................    43
Fee Table...............................................     8        Allocation of Annuity.................................    43
Condensed Financial Information.........................    15        Variable Annuity......................................    43
The Annuity Contract....................................    15        Fixed Annuity.........................................    44
   Contract Owner Inquiries.............................    16     Payment Options..........................................    44
   Purchase Payments....................................    16        Election of Options...................................    44
   Accumulation Units...................................    16        Annuity Options.......................................    44
   The Variable Funding Options.........................    16        Variable Liquidity Benefit............................    45
The Fixed Account.......................................    22     Miscellaneous Contract Provisions........................    45
Charges and Deductions..................................    22        Right to Return.......................................    45
   General..............................................    22        Termination...........................................    46
   Withdrawal Charge....................................    23        Required Reports......................................    46
   Free Withdrawal Allowance............................    23        Suspension of Payments................................    46
   Transfer Charge......................................    24     The Separate Accounts....................................    46
   Administrative Charges...............................    24        Performance Information...............................    47
   Mortality and Expense Risk Charge....................    24     Federal Tax Considerations...............................    47
   Guaranteed Minimum Withdrawal Benefit                              General Taxation of Annuities.........................    47
    Charge..............................................    24        Types of Contracts: Qualified and Non-qualified.......    47
   Guaranteed Minimum Accumulation Benefit                            Qualified Annuity Contracts...........................    47
    Charge..............................................    24          Taxation of Qualified Annuity Contracts.............    48
   Enhanced Stepped-Up Provision Charge.................    24          Mandatory Distributions for Qualified Plans.........    48
   Variable Liquidity Benefit Charge....................    24        Non-qualified Annuity Contracts.......................    48
   Variable Funding Option Expenses.....................    25          Diversification Requirements for
   Premium Tax..........................................    25            Variable Annuities................................    49
   Changes in Taxes Based upon Premium                                  Ownership of the Investments........................    49
     or Value...........................................    25          Taxation of Death Benefit Proceeds..................    49
Transfers...............................................    25        Other Tax Considerations..............................    49
   Dollar Cost Averaging................................    26          Treatment of Charges for Optional Benefits..........    49
Access to Your Money....................................    27          Penalty Tax for Premature Distribution..............    50
   Systematic Withdrawals...............................    27          Puerto Rico Tax Considerations......................    50
Ownership Provisions....................................    28          Non-Resident Aliens.................................    50
   Types of Ownership...................................    28     Other Information........................................    50
     Contract Owner.....................................    28        The Insurance Companies...............................    50
     Beneficiary........................................    28          The Travelers Insurance Company.....................    50
     Annuitant..........................................    28          The Travelers Life and Annuity Company..............    50
Death Benefit...........................................    28        Financial Statements..................................    50
   Death Proceeds before the Maturity Date..............    29        Distribution of Variable Annuity Contracts............    50
   Enhanced Stepped-Up Provision........................    31        Voting Rights.........................................    52
   Payment of Proceeds..................................    31        Restrictions on Financial Transactions................    52
   Spousal Contract Continuance.........................    33        Legal Proceedings and Opinions........................    52
   Beneficiary Contract Continuance.....................    33     Appendix A: Condensed Financial Information
   Planned Death Benefit................................    34        for Travelers Insurance Company: Separate
   Death Proceeds after the Maturity Date...............    34        Account Nine..........................................   A-1
 Living Benefits........................................    34     Appendix B: Condensed Financial Information
   Guaranteed Minimum Withdrawal Benefit................    34        for Travelers Life and Annuity Company:
   Guaranteed Minimum Accumulation Benefit..............    36        Separate Account Ten..................................   B-1
                                                                   Appendix C: The Fixed Account............................   C-1
                                                                   Appendix D: Contents of the Statement of
                                                                      Additional Information................................   D-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
               TRAVELERS LIFE & ANNUITY VINTAGE L VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options (annuity period). You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants age 75 or under as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70% for the Annual Step-Up Benefit or 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal Guarantee"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments.

Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB.

           We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.........................................6%(1)
       (as a percentage of the Purchase Payments withdrawn)

       TRANSFER CHARGE............................................$10(2)
       (assessed on transfers that exceed 12 per year)

       VARIABLE LIQUIDITY BENEFIT CHARGE..........................6%(3)
       (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................$30(4)



--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
----------------------------------------------   --------------------
 GREATER THAN OR EQUAL TO      BUT LESS THAN
         0 years                   1 year                 6%
         1 year                    2 years                5%
         2 years                   3 years                4%
         3 years                  4 years                 3%
         4 +years                                         0%

--------------------------------------------------------------------------------
 (2)   We do not currently assess the transfer charge.
 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

    YEARS SINCE INITIAL PURCHASE PAYMENT          WITHDRAWAL CHARGE
----------------------------------------------   --------------------
 GREATER THAN OR EQUAL TO      BUT LESS THAN
         0 years                   1 year                 6%
         1 year                    2 years                5%
         2 years                   3 years                4%
         3 years                   4 years                3%
        4 + years                                         0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  ANNUAL STEP-UP              ROLL-UP DEATH
                                                                  DEATH BENEFIT                  BENEFIT
                                                                  --------------              -------------
 Mortality and Expense Risk Charge                                    1.70%                       1.90%
 Administrative Expense Charge                                        0.15%                       0.15%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED                                                    1.85%                       2.05%
 Optional E.S.P. Charge                                               0.15%                       0.15%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
 SELECTED                                                             2.00%                       2.20%
 Optional GMAB Charge                                                 0.50%                       0.50%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED                                                             2.35%                       2.55%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
 GMAB SELECTED(5)                                                     2.50%                       2.70%
 Maximum Optional GMWB Charge                                        1.00%(6)                   1.00%(6)
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY
 SELECTED                                                             2.85%                       3.05%
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
 GMWB SELECTED                                                        3.00%                       3.20%
 --------------

(5) GMAB and GMWB cannot both be elected.

(6) The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                   MAXIMUM
                                                                        -------                   -------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.53%                     4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                 DISTRIBUTION
                                                    AND/OR                     TOTAL         CONTRACTUAL        NET TOTAL
                                                   SERVICE                     ANNUAL        FEE WAIVER           ANNUAL
                                 MANAGEMENT        (12b-1)        OTHER      OPERATING     AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
------------------              --------------  ---------------  ----------  ------------  ----------------  -----------------
ALLIANCEBERNSTEIN VARIABLE
PRODUCT SERIES FUND, INC.
   AllianceBernstein Growth
     and Income Portfolio --
     Class B*................       0.63%           0.25%          0.03%        0.91%           0.08%                0.83%(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B*................       1.00%           0.25%          0.05%        1.30%           0.25%                1.05%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*.........       0.66%           0.25%          0.04%        0.95%            --                  0.95%
   Growth Fund -- Class 2
     Shares*.................       0.37%           0.25%          0.02%        0.64%            --                  0.64%
   Growth-Income Fund --
     Class 2 Shares*.........       0.33%           0.25%          0.01%        0.59%            --                  0.59%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares*.........       0.51%           0.25%          0.29%        1.05%           0.04%                1.01%(2)
   Mutual Shares Securities
     Fund -- Class 2 Shares*.       0.60%           0.25%          0.20%        1.05%            --                  1.05%(3)
   Templeton Developing
     Markets Securities Fund
    -- Class 2 Shares*.......       1.25%           0.25%          0.30%        1.80%            --                  1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............       0.69%           0.25%          0.22%        1.16%           0.04%                1.12%(4)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*...............       0.81%           0.25%          0.07%        1.13%            --                  1.13%(5)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio....       0.75%            --            0.02%        0.77%            --                  0.77%
   Diversified Strategic
     Income Portfolio........       0.65%            --            0.11%        0.76%            --                  0.76%
   Equity Index Portfolio --
     Class II Shares*........       0.31%           0.25%          0.04%        0.60%            --                  0.60%
   Fundamental Value
     Portfolio...............       0.75%            --            0.02%        0.77%            --                  0.77%
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio
    -- Service Shares*.......       0.65%           0.25%          0.02%        0.92%            --                  0.92%
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*..........       0.75%           0.25%          0.42%        1.42%           0.17%                1.25%(6)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio...............       0.50%            --            0.35%        0.85%            --                  0.85%
   Mid-Cap Value Portfolio...       0.75%            --            0.33%        1.08%            --                  1.08%
MERRILL LYNCH VARIABLE
   SERIES FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund --
     Class III*..............       0.65%           0.25%          0.18%        1.08%            --                  1.08%
   Merrill Lynch Small Cap
     Value V.I. Fund --
     Class III*..............       0.75%           0.25%          0.08%        1.08%            --                  1.08%



                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL        NET TOTAL
                                                   SERVICE                     ANNUAL        FEE WAIVER           ANNUAL
                                 MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
------------------              --------------  ---------------  ----------  ------------  ----------------  -----------------
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class*...       0.25%           0.15%          0.26%        0.66%           0.01%                0.65%(7)
   Total Return Portfolio--
     Administrative Class*...       0.25%           0.15%          0.26%        0.66%           0.01%                0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+................       0.77%           0.25%          0.22%        1.24%            --                  1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*       0.80%           0.25%          0.12%        1.17%            --                  1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...       0.85%            --            0.13%        0.98%            --                  0.98%
   Investors Fund -- Class I.       0.70%            --            0.12%        0.82%            --                  0.82%
   Small Cap Growth Fund
    -- Class I...............       0.75%            --            0.51%        1.26%            --                  1.26%
SMITH BARNEY INVESTMENT
   SERIES
   Smith Barney Large Cap
     Core Portfolio..........       0.75%            --            0.16%        0.91%            --                  0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio........       0.75%            --            0.15%        0.90%            --                  0.90%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value*.......       0.75%           0.25%          0.31%        1.31%            --                 --(17)
   Multiple Discipline
     Portfolio -- Balanced
     All Cap Growth and
     Value*..................       0.75%           0.25%          1.35%        2.35%            --                 --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value*...       0.75%           0.25%          0.39%        1.39%            --                 --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value*.......       0.75%           0.25%          1.35%        2.35%            --                 --(17)
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio...
                                    0.75%            --            0.12%        0.87%            --                  0.87%(10)
   Large Cap Portfolio.......
                                    0.75%            --            0.11%        0.86%            --                  0.86%(10)
   Lazard International
     Stock Portfolio.........       0.83%            --            0.17%        1.00%            --                  1.00%(11)
   Merrill Lynch Large Cap
     Core Portfolio..........       0.80%            --            0.19%        0.99%            --                  0.99%(12)
   MFS Emerging Growth
     Portfolio...............       0.75%            --            0.14%        0.89%            --                  0.89%(10)
   MFS Value Portfolio.......       0.75%            --            0.33%        1.08%            --                     --(12)
   Pioneer Fund Portfolio....
                                    0.72%            --            0.40%        1.12%            --                  1.12%(13)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio...............       0.80%            --            0.05%        0.85%            --                  0.85%
   MFS Total Return Portfolio       0.80%            --            0.02%        0.82%            --                  0.82%
   Pioneer Strategic Income
     Portfolio...............       0.75%            --            0.25%        1.00%            --                  1.00%



                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL        NET TOTAL
                                                   SERVICE                     ANNUAL        FEE WAIVER           ANNUAL
                                 MANAGEMENT        (12b-1)        OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE             FEES        EXPENSES     EXPENSES      REIMBURSEMENT        EXPENSES
------------------              --------------  ---------------  ----------  ------------  ----------------  -----------------

     SB Adjustable Rate             0.60%           0.25%         3.87%         4.72%           3.72%                1.00%(14)
     Income Portfolio Smith
     Barney Class*..........
   Smith Barney Aggressive
     Growth Portfolio.......        0.80%            --           0.02%         0.82%            --                  0.82%
   Smith Barney High Income
     Portfolio..............        0.60%            --           0.09%         0.69%            --                  0.69%
   Strategic Equity
     Portfolio..............        0.80%            --           0.04%         0.84%            --                  0.84%
   Travelers Managed Income
     Portfolio..............        0.65%            --           0.03%         0.68%            --                  0.68%
   Van Kampen Enterprise
     Portfolio..............        0.70%            --           0.10%         0.80%            --                  0.80%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth
     Portfolio Class I
     Shares.................        0.70%            --           0.07%         0.77%            --                  0.77%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio..............        0.75%            --           0.40%         1.15%            --                 --(17)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund(R) Portfolio --
     Service Class*.........        0.58%           0.10%         0.09%         0.77%            --                 --(15)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2*.......        0.58%           0.25%         0.12%         0.95%            --                 --(16)


--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 +     Closed to new investors.


NOTES
1. Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.
2. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.
3. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
4. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).
5. The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
6. Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
7. Other Expenses reflects a 0.25% administrative fee, the class' pro rata Trustees' fees, and interest expense. Interest expense is generally incurred as a result of investment management activities. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Ratio of net expenses to average net assets excluding interest expense is 0.65%.
8. Other Expenses reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

9. There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.
10. Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
11. Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
12. Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
13. Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other expense include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.
14. Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.
15. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75%. These offsets may be discontinued at any time.
16. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
17. The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                VOLUNTARY FEE
                                                                                WAIVER AND/OR
                                                                                   EXPENSE               NET TOTAL ANNUAL
      FUNDING OPTION                                                            REIMBURSEMENT           OPERATING EXPENSES
      ----------------                                                      -----------------------  -------------------------
      Multiple Discipline Portfolio -- All Capitalization Growth and All            0.31%                     1.00%
      Capitalization Value...............................................
      Multiple Discipline Portfolio -- Balanced All Capitalization Growth
      and All Capitalization Value.......................................           1.35%                     1.00%
      Multiple Discipline Portfolio -- Global All Capitalization Growth
      and All Capitalization Value.......................................           0.39%                     1.00%
      Multiple Discipline Portfolio -- Large Capitalization Growth and
      Large Capitalization Value.........................................           1.35%                     1.00%
      MFS Value Portfolio................................................           0.08%                     1.00%
      Smith Barney Small Cap Growth Opportunities Portfolio..............           0.25%                     0.90%
      Contrafund(R)Portfolio -- Service Class.............................          0.02%                     0.75%
      Mid Cap Portfolio -- Service Class 2...............................           0.02%                     0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).


                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                        --------  --------- ---------  ---------  --------  --------   --------  ---------
Underlying Fund with Maximum Total        1382       2678      3687       6864       782      2278       3687       6864
Annual Operating Expenses.............
Underlying Fund with Minimum Total
Annual Operating Expenses.............     977       1546      1933       3991       377      1146       1933       3991



EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).


                                          IF CONTRACT IS SURRENDERED AT THE END       IF CONTRACT IS NOT SURRENDERED OR
                                                     OF PERIOD SHOWN                ANNUITIZED AT THE END OF PERIOD SHOWN
                                         ----------------------------------------  ----------------------------------------
FUNDING OPTION                           1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------                       --------  --------  ---------  ---------  --------  ---------  --------  ---------
Underlying Fund with Maximum Total        1325      2525       3460       6535       725       2125      3460       6535
Annual Operating Expenses.............
Underlying Fund with Minimum Total
Annual Operating Expenses.............     918      1371       1648       3455       318       971       1648       3455


EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Accumulation Benefit.


                                         IF CONTRACT IS SURRENDERED AT THE END        IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN                 ANNUITIZED AT THE END OF PERIOD SHOWN
                                        ----------------------------------------- ------------------------------------------
FUNDING OPTION                          1 YEAR     3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------                      --------   --------  --------   --------- ---------  ---------  ---------  ---------
Underlying Fund with Maximum Total       1335       2551      3499        6591      735        2151       3499       6591
Annual Operating Expenses..............
Underlying Fund with Minimum Total
Annual Operating Expenses..............   928       1400      1697        3547      328        1000       1697       3547


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Vintage L Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the "Maturity Date." The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants age 75 or under on the Contract Date.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the

Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.

   AllianceBernstein Growth and           Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B          appreciation. The Fund normally invests     ("Alliance")
                                          in dividend-paying common stocks
                                          considered to be good quality.
   AllianceBernstein Premier Growth       Seeks growth of capital. The Fund           Alliance
     Portfolio -- Class B                 normally invests in equity securities
                                          of a relatively small number of
                                          intensely researched U.S. companies.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.
   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        CRM
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.
   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      CRM
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2     Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                               Fund normally invests in small
                                          capitalization companies.



               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.
   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                     Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.
   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in       ("SBFM")
                                          equity securities of U.S. companies.
   Diversified Strategic Income           Seeks high current income. The Fund         SBFM
     Portfolio                            normally invests in fixed income            Subadviser: Smith Barney Global
                                          securities.                                 Capital Management, Inc.
   Equity Index Portfolio -- Class II     Seeks investment results that, before       Travelers Investment Management
     Shares                               expenses, correspond to the price and       Company ("TIMCO")
                                          yield performance of the S&P 500
                                          Index. The Fund normally invests in
                                          equity securities, or other
                                          investments with similar economic
                                          characteristics that are included in
                                          the S&P 500 Index.
   Fundamental Value Portfolio            Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service    Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Shares                               invests in equity securities of             ("Janus")
                                          mid-sized companies.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.
   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.
MERRILL LYNCH VARIABLE SERIES FUNDS,
   INC.
   Merrill Lynch Global Allocation        Seeks high total investment return. The     Merrill Lynch Investment Managers,
     V.I. Fund -- Class III               Fund normally invests in a portfolio of     L.P. ("MLIM")
                                          equity, debt and money market
                                          securities, primarily of corporate and
                                          governmental issuers located in North
                                          and South America, Europe, Australia
                                          and the Far East.



               FUNDING                                  INVESTMENT                               INVESTMENT
               OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------------------------------------------------
   Merrill Lynch Small Cap Value V.I.     Seeks long-term growth of capital. The      MLIM
     Fund -- Class III                    Fund normally invests in common stocks of
                                          small cap companies and emerging growth
                                          companies believed to be undervalued.

   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management. The Fund
                                          normally invests in inflation-indexed
                                          bonds of varying maturities issued by the
                                          U.S. and non-U.S. governments or
                                          government sponsored enterprises.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and prudent    Company LLC
                                          investment management. The Fund normally
                                          invests in intermediate maturity fixed
                                          income securities.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             normally invests in common stocks of        ("Putnam")
                                          companies outside the U S.
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                      normally invests in the common stocks of
                                          U.S. companies believed to be
                                          undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.
   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks of
                                          established companies.
   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core            Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Portfolio                            normally invests in the equity securities
                                          of U.S. companies with large market
                                          capitalizations.
   Smith Barney Premier Selections        Seeks long term capital growth. The Fund    SBFM
     All Cap Growth Portfolio             consists of a Large Cap Growth segment,
                                          Mid Cap Growth segment and Small Cap
                                          Growth segment. All three segments
                                          normally invest in equity securities.
                                          The Large Cap Growth segment invests in
                                          large sized companies. The Mid Cap
                                          Growth segment invests in medium sized
                                          companies. The Small Cap Growth segment
                                          invests in small sized companies.
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value             Fund normally invests in equity
                                          securities within all market
                                          capitalization ranges. The Fund consists
                                          of two segments. The All Cap Growth
                                          segment combines the growth potential of
                                          small to medium companies with the
                                          stability of high-quality large company
                                          growth stocks. The All Cap Value segment
                                          invests in companies whose market prices
                                          are attractive in relation to their
                                          business fundamentals.



               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
  Multiple Discipline Portfolio --        Seeks long-term growth of capital           SBFM
     Balanced All Cap Growth and Value    balanced principal preservation. The
                                          Fund normally invests in equity and
                                          fixed-income growth securities. The
                                          Fund consists of three segments. The
                                          All Cap Growth segment combines the
                                          growth potential of small to medium
                                          companies with the stability of
                                          high-quality large company growth
                                          stocks. The All Cap Value segment
                                          invests in companies whose market
                                          prices are attractive in relation to
                                          their business fundamentals. The
                                          Government Securities Management
                                          (7-Year) segment invests in short and
                                          intermediate term U.S. government
                                          securities with an average maturity of
                                          7 years.
   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value      Fund normally invests in equity
                                          securities. The Fund consists of four
                                          segments. The Large Cap Growth segment
                                          focuses on high-quality stocks with
                                          consistent growth. The Large Cap Value
                                          segment invests in established
                                          undervalued companies. The Mid/Small
                                          Cap Growth segment invests in small
                                          and medium sized companies with strong
                                          fundamentals and earnings growth
                                          potential. The International/ADR
                                          segment seeks to build long-term
                                          well-diversified portfolios with
                                          exceptional risk/reward
                                          characteristics.
   Multiple Discipline Portfolio --       Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value           Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations. The Fund
                                          consists of two segments. The Large
                                          Cap Growth segment focuses on
                                          high-quality stocks with consistent
                                          growth. The Large Cap Value segment
                                          invests in established undervalued
                                          companies.
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.
   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the                Subadviser: FMR
                                          securities of companies with large
                                          market capitalizations.
   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.
   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: MLIM
                                          portfolio of equity securities of large
                                          cap companies located in the United
                                          States.
   MFS Emerging Growth Portfolio          Seeks long term growth of capital.          TAMIC
                                          The Fund normally invests in                Subadviser: Massachusetts
                                          common stock and related securities         Financial Services ("MFS")
                                          of emerging growth companies.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.
   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                          equity securities that are carefully        Management Inc.
                                          selected, reasonably priced
                                          securities.


               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser: AIM Capital Management
                                          from new products, services or              Inc.
                                          processes or have experienced
                                          above-average earnings growth.
   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.
   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam
                                          normally invests in debt securities of
                                          U.S. and foreign governments and
                                          corporations.
   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements
                                          in interest rates. The Fund normally
                                          invests in adjustable rate securities.
   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.
   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.
   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.
   Smith Barney Mid Cap Core Portfolio    Seeks long-term growth of capital. The      SBFM
                                          Fund normally invests in equities, or
                                          similar securities, of medium sized
                                          companies.
   Smith Barney Money Market Portfolio    Seeks to maximize current income            SBFM
                                          consistent with preservation of
                                          capital. The Fund seeks to maintain a
                                          stable $1 share price. The Fund
                                          normally invests in high quality U.S.
                                          short-term debt securities.
   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: FMR
                                          securities, primarily in common stocks
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.
   Travelers Managed Income Portfolio     Seeks high current income consistent        TAMIC
                                          with prudent risk of capital. The Fund
                                          normally invests in U.S. corporate debt
                                          and U.S. government securities.
   Van Kampen Enterprise Portfolio        Seeks capital appreciation. The Fund        TIA
                                          normally invests in common stocks of        Subadviser: Van Kampen Asset
                                          growth companies.                           Management Inc. ("Van Kampen")
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class I      Seeks capital appreciation. The Fund        Van Kampen
     Shares                               normally invests in common stocks of
                                          emerging growth companies.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.


               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------

VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R)Portfolio -- Service      Seeks long term capital appreciation.       FMR
     Class                                The Fund normally invests in common
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      FMR
                                          Fund normally invests in common stocks
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

           YEARS SINCE PURCHASE PAYMENT MADE
      ---------------------------------------------    --------------------
      GREATER THAN OR EQUAL TO      BUT LESS THAN       WITHDRAWAL CHARGE
      --------------------------    ---------------    --------------------
               0 years                  1 year                 6%
               1 year                  2 years                 5%
               2 years                 3 years                 4%
               3 years                 4 years                 3%
              4+ years                                         0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment to which no withdrawal charge applies, then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

       o   if a lifetime annuity payout has begun

       o   under the Managed Distribution Program

       o if you elect Annuity Payments for a fixed period of at least five years

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available free withdrawal allowance as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

       (1) from the distribution of death proceeds

       (2) after an annuity payout has begun, or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E charge is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E charge is 1.90% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

      YEARS SINCE INITIAL PURCHASE PAYMENT
  ---------------------------------------------
   GREATER THAN OR EQUAL TO      BUT LESS THAN      WITHDRAWAL CHARGE
  ----------------------------   --------------    --------------------
            0 years                 1 year                 6%
            1 year                  2 years                5%
            2 years                 3 years                4%
            3 years                 4 years                3%
           4 + years                                       0%


Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that, transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period. Outstanding loans will reduce values and benefits under the Contract.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

       (1) the Contract Value on the Death Report Date

       (2) your adjusted Purchase Payment (see below) or*

       (3) the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT


If the Annuitant dies before age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;
                                                           o  your adjusted Purchase Payment (see below);*
                                                           o  the Step-Up Value, if any, as described below
                                                           o  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                           o  the Contract Value on the Death Report Date;
                                                           o  your adjusted Purchase Payment (see below) or*
                                                           o  the Step-Up Value, if any, as described below, or
                                                           o  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional Purchase
                                                              Payments and minus any partial surrender reductions (as
                                                              described below) that occur after the Annuitant's 80th
                                                              birthday.

* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made during the previous Contract Year

       c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

       a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

       b) is any Purchase Payment made since the previous Contract Date anniversary

       c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 X (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving JOINT                                                    Yes
NOT THE ANNUITANT)                     OWNER.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving JOINT OWNER.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving JOINT          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         OWNER.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or, if none, to the          elects to continue the Contract.
                                       surviving JOINT OWNER.
                                                                    A spouse who is not the beneficiary may
                                                                    decline to receive the proceeds or to
                                                                    continue the Contract and instruct the
                                                                    Company to pay the beneficiary.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER.              receive the distribution.

                                                                    Or, if there is a CONTINGENT
                                                                    ANNUITANT, then the CONTINGENT
                                                                    ANNUITANT becomes the ANNUITANT and
                                                                    the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    CONTINGENT ANNUITANT or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the ANNUITANT" above.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                                 Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                              ANNUITANT is
                                                                                                              treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                      PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS. . .                                     APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       CONTRACT OWNER'S estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY - DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy, or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your remaining benefit base ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below, regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You may elect the benefit at the time you purchase your Contract or, as of February 23, 2004, you may elect to add the benefit to your Contract at any time after your Contract Date. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner. We reserve the right to not offer the benefit in the future. NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

If you elect the benefit at the time you purchase your Contract, your initial Purchase Payment is used to determine your initial RBB. If you elect to add the benefit to your Contract after your Contract Date, your Contract Value on the date you elect the benefit is used to determine your initial RBB. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after the effective date of your GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after the effective date of your GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments, take withdrawals from your Contract, or reset your RBB as described below.

If you make subsequent Purchase Payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent Purchase Payment, plus either 5% or 10% of the subsequent Purchase Payment, depending on when you have taken your first withdrawal.

If you elect the benefit at the time you purchase your Contract, aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

If you elect to add the benefit to your Contract after your Contract Date, the Contract Value on the GMWB effective date plus any subsequent Purchase Payments made after you elect the benefit over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the Contract Value on the GMWB effective date and/or reset plus subsequent cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments if the subsequent Purchase Payments would cause the RBB to be greater than the maximum RBB. We reserve the right to restrict the maximum RBB on resets if the Contract Value on the date of the reset would cause the RBB to be greater that the maximum RBB. Contract Value plus subsequent Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary (or for Contract Owners who elect GMWB after the Contract Date, the "GMWB election anniversary"), including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary (or GMWB election anniversary), including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000 (or for Contract Owners who elect GMWB after the Contract Date, your Contract Value on the GMWB effective date is $100,000), your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two (or GMWB election year two):



------------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                       ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT           RBB                AWB (5%)        CONTRACT            RBB              AWB (5%)
                        VALUE                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------------
CONTRACT DATE (OR     $100,000         $100,000              $5,000          $100,000        $100,000             $5,000
GMWB EFFECTIVE DATE)
------------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY           $115,000         $100,000              $5,000          $85,000         $100,000             $5,000
PRIOR TO
WITHDRAWAL,
CONTRACT YEAR (OR
GMWB ELECTION YEAR)
TWO
------------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER                                                                             $88,235
WITHDRAWAL,                            $91,304               $4,565                                               $4,412
CONTRACT YEAR (OR                                                                           [100,000 -
GMWB ELECTION YEAR)              [100,000 - (100,000     [5,000 - (5,000                     (100,000         [5,000- (5,000
TWO                   $105,000   x 10,000/115,000)]     x 10,000/115,000)]    $75,000    x 10,000/85,000)]   x 10,000/85,000)]
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE    $10,000          $8,696                $435           $10,000          $11,765              $588
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)
------------------------------------------------------------------------------------------------------------------------------------


You may choose to reset your RBB to equal your current Contract Value any time on or after the 5th Contract Date anniversary if you elect the benefit at the time you purchase your Contract (or on or after the 5th GMWB election anniversary). Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your 3rd Contract Date anniversary (or your 3rd GMWB election anniversary), your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your 3rd Contract Year (or after your 3rd GMWB election anniversary), your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary (or GMWB election anniversary).

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner."

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation

          Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.


                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
------------------------------------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                 BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE        AMOUNT        BENEFIT BASE     CONTRACT VALUE        AMOUNT         BENEFIT BASE
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB         $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
RIDER EFFECTIVE
DATE
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER        $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
MATURITY DATE
------------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO                            $0(1)                                               $15,000(2)
CONTRACT VALUE DUE
TO GMAB RIDER
------------------------------------------------------------------------------------------------------------------------------------


1 If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

2 If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.


                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
------------------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                                           PURCHASE        CALCULATION                          PURCHASE        CALCULATION
                      CONTRACT VALUE       PAYMENT           AMOUNT        CONTRACT VALUE       PAYMENT            AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                    $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
------------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT        $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
------------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT        $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
------------------------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation

Amount in an increasing
market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                  EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
------------------------------------------------------------------------------------------------------------------------------------
                                                              ASSUMING DECLINING CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
------------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.


                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                               CLASS B SUBACCOUNTS/ UNDERLYING
                                                                                                        FUNDS

ALLIANCEBERNSTEIN VARIABLE PRODUCT          SMITH BARNEY INVESTMENT SERIES               GREENWICH STREET SERIES FUND
SERIES FUND, INC.                           Smith Barney Large Cap Core Portfolio        Diversified Strategic Income
AllianceBernstein Growth and Income         Smith Barney Premier Selections All Cap      Portfolio
Portfolio - Class B                         Growth Portfolio                             PIMCO VARIABLE INSURANCE TRUST
AllianceBernstein Premier Growth            SMITH BARNEY MULTIPLE DISCIPLINE TRUST       Real Return Portfolio -
Portfolio - Class B                         Multiple Discipline Portfolio - All Cap      Administrative Class
AMERICAN FUNDS INSURANCE SERIES             Growth and Value                             Total Return Portfolio -
Global Growth Fund - Class 2 Shares         Multiple Discipline Portfolio -              Administrative Class
Growth Fund - Class 2 Shares                Balanced All Cap Growth and Value            TRAVELERS SERIES FUND INC.
Growth-Income Fund - Class 2 Shares         Multiple Discipline Portfolio - Global       Pioneer Strategic Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE       All Cap Growth and Value                     SB Adjustable Rate Income
PRODUCTS TRUST                              Multiple Discipline Portfolio - Large        Portfolio Smith Barney Class
Franklin Small Cap Fund - Class 2           Cap Growth and Value                         Smith Barney High Income Portfolio
Shares                                      THE TRAVELERS SERIES TRUST                   Smith Barney Money Market Portfolio
Mutual Shares Securities Fund - Class       Equity Income Portfolio                      Travelers Managed Income Portfolio
2 Shares                                    Large Cap Portfolio
Templeton Developing Markets                Lazard International Stock Portfolio
Securities Fund - Class 2 Shares            Merrill Lynch Large Cap Core Portfolio
Templeton Foreign Securities Fund -         MFS Emerging Growth Portfolio
Class 2 Shares                              MFS Value Portfolio
Templeton Growth Securities Fund -          Pioneer Fund Portfolio
Class 2 Shares                              TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                AIM Capital Appreciation Portfolio
Appreciation Portfolio                      MFS Total Return Portfolio
Equity Index Portfolio - Class II           Smith Barney Aggressive Growth Portfolio
Shares                                      Smith Barney Large Capitalization
Fundamental Value Portfolio                 Growth Portfolio
JANUS ASPEN SERIES                          Smith Barney Mid Cap Core Portfolio
Mid Cap Growth Portfolio - Service          Strategic Equity Portfolio
Shares                                      Van Kampen Enterprise Portfolio
LAZARD RETIREMENT SERIES, INC.              VAN KAMPEN LIFE INVESTMENT TRUST
Lazard Retirement Small Cap Portfolio       Emerging Growth Portfolio Class I Shares
LORD ABBETT SERIES FUND, INC.               VARIABLE ANNUITY PORTFOLIOS
Growth and Income Portfolio                 Smith Barney Small Cap Growth
Mid-Cap Value Portfolio                     Opportunities Portfolio
MERRILL LYNCH VARIABLE SERIES FUNDS,        VARIABLE INSURANCE PRODUCTS FUND II
INC.                                        Contrafund(R)Portfolio - Service Class
Merrill Lynch Global Allocation V.I.        VARIABLE INSURANCE PRODUCTS FUND III
Fund - Class III                            Mid Cap Portfolio - Service Class 2
Merrill Lynch Small Cap Value V.I.
Fund - Class III
PUTNAM VARIABLE TRUST
Putnam VT Small Cap Value Fund - Class
IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC.
All Cap Fund - Class I
Investors Fund - Class I
Small Cap Growth Fund - Class I


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
-------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among annuity options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life,
(b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency (see Variable Liquidity Benefit below). We will make periodic payments for the period selected.

Option 6 - Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with "Payments for Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For your information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender

Value or death
benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
-------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.786           1.019                 134,576

   AllianceBernstein Premier Growth Portfolio --

   Class B (2/00)...........................................   2003        0.803           0.973                  40,191

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        0.995           1.322                 338,279

   Growth Fund -- Class 2 Shares (2/00).....................   2003        0.918           1.233               1,910,413

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        0.916           1.191               2,541,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.859           1.158                 247,570

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035                 482,403

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund -- Class 2 Shares......   2003        0.907           1.177                 254,384
   (2/00)
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        0.920           1.125               2,308,725

   Diversified Strategic Income Portfolio (7/00)............   2003        1.041           1.142                 729,132


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   Equity Index Portfolio -- Class II Shares (6/00).........   2003        0.870           1.091               1,068,257

   Fundamental Value Portfolio (6/00).......................   2003        0.906           1.233               1,683,561

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.817           1.081                 131,035

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045                 233,173

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.074           1.107              10,441,947

Putnam Variable Trust

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.919           1.160                 186,378

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.980           1.439                 376,864

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund -- Class I (6/00)...........................   2003        0.829           1.132               1,213,718

   Investors Fund -- Class I (1/01).........................   2003        0.856           1.112                 738,841

   Small Cap Growth Fund -- Class I (3/00)..................   2003        0.805           1.176                 267,896


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.819           0.993                  60,101

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.861           1.135                  33,703

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        0.955           1.229               1,497,940

   Large Cap Portfolio (6/00)...............................   2003        0.862           1.055                 525,495

   Lazard International Stock Portfolio (3/02)..............   2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.846           1.006                 438,531

   MFS Emerging Growth Portfolio (2/00).....................   2003        0.787           0.997                 112,048

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.901           1.144                 277,176

   MFS Total Return Portfolio (7/00)........................   2003        1.005           1.150               3,403,681


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   SB Adjustable Rate Income Portfolio -- Class I              2003        1.000           0.998                   2,550
   Shares (9/03)............................................

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        0.802           1.059               2,216,985

   Smith Barney High Income Portfolio (8/00)................   2003        0.985           1.234               1,341,664

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.872           1.264               1,110,282

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        0.979           1.247                 544,924

   Smith Barney Money Market Portfolio (2/00)...............   2003        0.995           0.983               2,901,484

   Strategic Equity Portfolio (6/00)........................   2003        0.749           0.974                 137,627

   Travelers Managed Income Portfolio (7/00)................   2003        0.984           1.047               2,134,736

   Van Kampen Enterprise Portfolio (4/00)...................   2003        0.828           1.021                  78,814

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        0.752           0.940                  68,581

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.887           1.236                 145,645

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (5/00)............  2003        0.995           1.254                 855,032

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        0.854           1.159               1,203,368


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        1.000           1.118                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (2/00)...........................................   2003        1.000           1.091                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.185                      --

   Growth Fund -- Class 2 Shares (2/00).....................   2003        1.000           1.147                      --

   Growth-Income Fund -- Class 2 Shares (2/00)..............   2003        1.000           1.144                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        1.000           1.190                      --

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2003        1.000           1.173                      --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)............................   2003        1.000           1.117                      --

   Diversified Strategic Income Portfolio (7/00)............   2003        1.000           1.055                      --

   Equity Index Portfolio -- Class II Shares (6/00).........   2003        1.000           1.127                      --

   Fundamental Value Portfolio (6/00).......................   2003        1.000           1.166                      --

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.171                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                      --

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund
  -- Class III (11/03)......................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund
  -- Class III (11/03)......................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.044                      --

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                      --

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.234                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2003        1.000           1.168                      --

   Investors Fund -- Class I (1/01).........................   2003        1.000           1.145                      --

   Small Cap Growth Fund -- Class I (3/00)..................   2003        1.000           1.234                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        1.000           1.099                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        1.000           1.149                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.000           1.126                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2003        1.000           1.087                      --
   and Value (10/02)........................................

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.000           1.138                      --

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.000           1.120                      --

The Travelers Series Trust
   Equity Income Portfolio (10/00)..........................   2003        1.000           1.130                      --

   Large Cap Portfolio (6/00)...............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (3/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (2/00).....................   2003        1.000           1.103                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.125                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        1.000           1.134                      --

   MFS Total Return Portfolio (7/00)........................   2003        1.000           1.076                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                      --

   Smith Barney Aggressive Growth Portfolio (3/00)..........   2003        1.000           1.134                      --

   Smith Barney High Income Portfolio (8/00)................   2003        1.000           1.099                      --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        1.000           1.166                      --

   Smith Barney Mid Cap Core Portfolio (4/00)...............   2003        1.000           1.156                      --

   Smith Barney Money Market Portfolio (2/00)...............   2003        1.000           0.992                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   Strategic Equity Portfolio (6/00)........................   2003        1.000           1.114                      --

   Travelers Managed Income Portfolio (7/00)................   2003        1.000           1.027                      --

   Van Kampen Enterprise Portfolio (4/00)...................   2003        1.000           1.126                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (2/00).......   2003        1.000           1.113                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.232                      --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (5/00)..........  2003        1.000           1.139                      --

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (3/02)..............   2003        1.000           1.195                      --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        0.786           1.019               1,180,761

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        0.803           0.973                 483,364

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        0.995           1.322               1,577,762

   Growth Fund -- Class 2 Shares (11/99)....................   2003        0.918           1.233               6,289,036

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        0.916           1.191               6,886,746

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.859           1.158                 907,594

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.842           1.035               1,608,369

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.444                  73,437

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.907           1.177               1,293,188

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        0.920           1.125               3,133,227

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.041           1.142               1,747,167


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   Equity Index Portfolio -- Class II Shares (11/99)........   2003        0.870           1.091               2,036,010

   Fundamental Value Portfolio (12/99)......................   2003        0.906           1.233               4,860,962

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.817           1.081                 160,435

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.332                  80,414

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.241                 244,664

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.256                 316,447

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.074                   5,122

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.067                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.045               1,039,141

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.074           1.107              14,489,686

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.919           1.160                 603,425

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.980           1.439               1,081,087

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        0.829           1.132               2,830,329

   Investors Fund -- Class I (11/99)........................   2003        0.856           1.112                 997,741

   Small Cap Growth Fund -- Class I (11/99).................   2003        0.805           1.176               1,094,670


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.819           0.993                 237,783

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        0.861           1.135                 822,579

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.060           1.368               5,312,500
                                                               2002        1.000           1.060                 964,512

   Multiple Discipline Portfolio -- Balanced All Cap Growth
   and Value (10/02)........................................   2003        1.037           1.242               5,886,565
                                                               2002        1.000           1.037                 849,098

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.073           1.386                 374,914
                                                               2002        1.000           1.073                  74,562

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.068           1.353                 261,444
                                                               2002        1.000           1.068                  54,967

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        0.955           1.229               1,969,032

   Large Cap Portfolio (11/99)..............................   2003        0.862           1.055                 794,841

   Lazard International Stock Portfolio (8/02)..............   2003        0.843           1.064                 261,140

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        0.846           1.006                 172,694

   MFS Emerging Growth Portfolio (11/99)....................   2003        0.787           0.997                 275,657

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.213                  22,941

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        0.901           1.144                 327,479

   MFS Total Return Portfolio (11/99).......................   2003        1.005           1.150               9,375,765


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   SB Adjustable Rate Income Portfolio -- Class I              2003        1.000           0.998                 109,660
   Shares (9/03)............................................

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        0.802           1.059               6,029,951

   Smith Barney High Income Portfolio (11/99)...............   2003        0.985           1.234               2,202,057

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        0.872           1.264               2,146,063

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        0.979           1.247               1,440,600

   Smith Barney Money Market Portfolio (11/99)..............   2003        0.995           0.983               7,405,805

   Strategic Equity Portfolio (11/99).......................   2003        0.749           0.974                 875,861

   Travelers Managed Income Portfolio (11/99)...............   2003        0.984           1.047               4,096,730

   Van Kampen Enterprise Portfolio (11/99)..................   2003        0.828           1.021                  65,519

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2003        0.752           0.940                 350,888

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.887           1.236                 793,268

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)..........   2003        0.995           1.254                 733,222

Variable Insurance Products Fund III
   Mid Cap Portfolio-- Service Class 2 (5/02)...............   2003        0.854           1.159               1,521,044


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/02)...........................................   2003        1.000           1.118                      --

   AllianceBernstein Premier Growth Portfolio --
   Class B (11/99)..........................................   2003        1.000           1.091                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (11/99).............   2003        1.000           1.185                  14,783

   Growth Fund -- Class 2 Shares (11/99)....................   2003        1.000           1.147                  52,996

   Growth-Income Fund -- Class 2 Shares (11/99).............   2003        1.000           1.144                  90,555

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        1.000           1.190                   4,453

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.115                  24,126

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................   2003        1.000           1.260                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (11/99) 2003        1.000           1.173                  13,468

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)...........................   2003        1.000           1.117                  16,356

   Diversified Strategic Income Portfolio (11/99)...........   2003        1.000           1.055                   6,423

   Equity Index Portfolio -- Class II Shares (11/99)........   2003        1.000           1.127                  19,639

   Fundamental Value Portfolio (12/99)......................   2003        1.000           1.166                  52,593

Janus Aspen Series
   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.139                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.171                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.138                  34,762

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.153                  14,386

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.073                      --

   Merrill Lynch Small Cap Value V.I. Fund --
   Class III (11/03)........................................   2003        1.000           1.066                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....   2003        1.000           1.044                   8,388

   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.022                  18,097

Putnam Variable Trust
   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.178                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.234                   4,533

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (11/99)..........................   2003        1.000           1.168                      --

   Investors Fund -- Class I (11/99)........................   2003        1.000           1.145                      --

   Small Cap Growth Fund -- Class I (11/99).................   2003        1.000           1.234                  12,808

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        1.000           1.099                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2003        1.000           1.149                      --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio -- All Cap Growth and
   Value (10/02)............................................   2003        1.000           1.126                 148,388


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   Multiple Discipline Portfolio -- Balanced All Cap Growth    2003        1.000           1.087                  83,053
   and Value (10/02)........................................

   Multiple Discipline Portfolio -- Global All Cap Growth
   and Value (10/02)........................................   2003        1.000           1.138                  24,738

   Multiple Discipline Portfolio -- Large Cap Growth and
   Value (10/02)............................................   2003        1.000           1.120                      --

The Travelers Series Trust
   Equity Income Portfolio (11/99)..........................   2003        1.000           1.130                   3,725

   Large Cap Portfolio (11/99)..............................   2003        1.000           1.121                      --

   Lazard International Stock Portfolio (8/02)..............   2003        1.000           1.156                      --

   Merrill Lynch Large Cap Core Portfolio (11/99)...........   2003        1.000           1.087                      --

   MFS Emerging Growth Portfolio (11/99)....................   2003        1.000           1.103                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.125                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/01)................   2003        1.000           1.134                     791

   MFS Total Return Portfolio (11/99).......................   2003        1.000           1.076                  92,014

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2003        1.000           0.996                  29,937

   Smith Barney Aggressive Growth Portfolio (11/99).........   2003        1.000           1.134                  71,394

   Smith Barney High Income Portfolio (11/99)...............   2003        1.000           1.099                   2,317

   Smith Barney Large Capitalization Growth
   Portfolio (11/99)........................................   2003        1.000           1.166                  24,722

   Smith Barney Mid Cap Core Portfolio (11/99)..............   2003        1.000           1.156                      --

   Smith Barney Money Market Portfolio (11/99)..............   2003        1.000           0.992                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------                                             ------- --------------   --------------    -----------------
   Strategic Equity Portfolio (11/99).......................   2003        1.000           1.114                   3,281

   Travelers Managed Income Portfolio (11/99)...............   2003        1.000           1.027                      --

   Van Kampen Enterprise Portfolio (11/99)..................   2003        1.000           1.126                      --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class I Shares (11/99)......   2003        1.000           1.113                  14,111

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.232                   3,347

Variable Insurance Products Fund II
   Contrafund(R)Portfolio -- Service Class (11/99)..........   2003        1.000           1.139                  23,369

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/02)..............   2003        1.000           1.195                      --



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
-------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                              The Insurance Company
                              Principal Underwriter
                              Distribution and Principal Underwriting Agreement Valuation of Assets
                              Federal Tax Considerations
                              Independent Auditors
                              Financial Statements



--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            ------------------------------------------------------------
            ------------------------------------------------------------
Address:
            ------------------------------------------------------------
            ------------------------------------------------------------

            ------------------------------------------------------------
            ------------------------------------------------------------

L-19987                                                              May 3, 2004

          TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR(SM) FLEX VARIABLE
                              ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Money Market Portfolio                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
AIM VARIABLE INSURANCE FUNDS, INC.                                  Pioneer Europe VCT Portfolio -- Class II Shares
   AIM V.I. Capital Appreciation Fund -- Series II                  Pioneer Fund VCT Portfolio -- Class II Shares
   AIM V.I. Mid Cap Core Equity -- Series II                        Pioneer Growth Shares VCT Portfolio -- Class II Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                Pioneer High Yield VCT Portfolio -- Class II Shares
   Franklin Rising Dividends Securities Fund -- Class 2             Pioneer International Value VCT Portfolio -- Class II
     Shares                                                           Shares
   Franklin Small Cap Fund -- Class 2 Shares                        Pioneer Mid Cap Value VCT Portfolio -- Class II Shares
   Templeton Foreign Securities Fund -- Class 2 Shares              Pioneer Oak Ridge Large Cap Growth VCT Portfolio --
GREENWICH STREET SERIES FUND                                          Class II Shares
   Salomon Brothers Variable Aggressive Growth Fund --              Pioneer Papp America-Pacific Rim VCT Portfolio
   Class II Shares(1)                                               Pioneer Papp Small and Mid Cap Growth Portfolio VCT
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    -- Class II Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service              Pioneer Real Estate Shares VCT Portfolio -- Class II
     Shares                                                           Shares
   Oppenheimer Global Securities Fund/VA -- Service                 Pioneer Small Cap Value VCT Portfolio -- Class II
     Shares                                                           Shares
                                                                    Pioneer Small Company VCT Portfolio -- Class II Shares
PIONEER VARIABLE CONTRACTS TRUST                                    Pioneer Strategic Income VCT Portfolio -- Class II
   Pioneer America Income VCT Portfolio -- Class II Shares             Shares
   Pioneer Balanced VCT Portfolio -- Class II Shares                Pioneer Value VCT Portfolio -- Class II Shares
   Pioneer Emerging Markets VCT Portfolio -- Class II Shares     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Pioneer Equity Income VCT Portfolio -- Class II Shares           Total Return Fund -- Class II

--------------
(1)  Formerly Salomon Brothers Variable Emerging Growth Fund
     -- Class II Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus To request a copy, write to Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents. NEITHER

THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004


                                TABLE OF CONTENTS

Glossary...........................................       3      The Annuity Period...................................  39
Summary............................................       5         Maturity Date.....................................  39
Fee Table..........................................       9         Allocation of Annuity.............................  39
Condensed Financial Information....................      14         Variable Annuity..................................  39
The Annuity Contract...............................      14         Fixed Annuity.....................................  40
   Contract Owner Inquiries........................      15      Payment Options......................................  40
   Purchase Payments...............................      15         Election of Options...............................  40
   Accumulation Units..............................      15         Annuity Options...................................  40
   The Variable Funding Options....................      15         Variable Liquidity Benefit........................  41
The Fixed Account..................................      19      Miscellaneous Contract Provisions....................  41
Charges and Deductions.............................      19         Right to Return...................................  41
   General.........................................      19         Termination.......................................  41
   Withdrawal Charge...............................      19         Required Reports..................................  42
   Free Withdrawal Allowance.......................      20         Suspension of Payments............................  42
   Transfer Charge.................................      20      The Separate Accounts................................  42
   Administrative Charges..........................      21         Performance Information...........................  42
   Mortality and Expense Risk Charge...............      21      Federal Tax Considerations...........................  42
   Enhanced Stepped-Up Provision Charge............      21         General Taxation of Annuities.....................  43
   Guaranteed Minimum Withdrawal                                    Types of Contracts: Qualified and
     Benefit Charge................................      21           Non-qualified...................................  43
   Guaranteed Minimum Accumulation                                  Qualified Annuity Contracts.......................  43
     Benefit Charge................................      21         Mandatory Distributions for Qualified Plans.......  44
   Variable Liquidity Benefit Charges..............      21         Non-qualified Annuity Contracts...................  44
   Variable Funding Option Expenses................      22         Diversification Requirements for Variable
   Premium Tax.....................................      22           Annuities.......................................  45
   Changes in Taxes Based upon Premium                              Ownership of the Investments......................  45
     or Value......................................      22         Taxation of Death Benefit Proceeds................  45
Transfers..........................................      22         Puerto Rico Tax Considerations....................  46
   Dollar Cost Averaging...........................      23         Penalty Tax for Premature Distributions...........  46
Access to Your Money...............................      24         Non-Resident Aliens...............................  46
   Systematic Withdrawals..........................      24      Other Information....................................  46
Ownership Provisions...............................      25         The Insurance Companies...........................  46
   Types of Ownership..............................      25         Financial Statements..............................  46
     Contract Owner................................      25         Distribution of Variable Annuity Contracts........  46
     Beneficiary...................................      25         Conformity with State and Federal Laws............  48
     Annuitant.....................................      25         Voting Rights.....................................  48
Death Benefit......................................      26         Restrictions on Financial Transactions............  48
   Death Proceeds before the Maturity Date.........      26         Legal Proceedings and Opinions....................  48
   Enhanced Stepped-Up Provision...................      28      Appendix A: Condensed Financial
   Payment of Proceeds.............................      28         Information for Travelers Insurance
   Spousal Contract Continuance....................      30           Company: Separate Account Nine.................. A-1
   Beneficiary Contract Continuance................      30      Appendix B: Condensed Financial
   Planned Death Benefit...........................      31         Information for Travelers Life and Annuity
   Death Proceeds after Maturity Date..............      31           Company Separate Account Ten.................... B-1
 Living Benefits...................................      31      Appendix C: The Fixed Account........................ C-1
   Guaranteed Minimum Withdrawal Benefit...........      31      Appendix D: Contents of the Statement of
   Guaranteed Minimum Accumulation                                  Additional Information............................ D-1
     Benefit.......................................      33

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
      TRAVELERS LIFE & ANNUITY PIONEER ANNUISTAR(SM) FLEX VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under Qualified Contracts, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under Non-qualified Contracts, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding OptionS twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.70% for the Annual Step-Up and 1.90% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Years five and later.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal Guarantee"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your

Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       O SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       O BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

       O GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

      WITHDRAWAL CHARGE.......................................6%(1)
      (as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)

      TRANSFER CHARGE.........................................$10(2)
      (assessed on transfers that exceed 12 per year)

      VARIABLE LIQUIDITY BENEFIT CHARGE.......................6%(3)
      (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

      ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................$30(4)

--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
  ------------------------------------------------    -----------------------
  Greater than or Equal to      But less than
           0 years                 1 year                       6%
           1 year                  2 years                      5%
           2 years                 3 years                      4%
           3 years                 4 years                      3%
          4+ years                                              0%

(2)  We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT              WITHDRAWAL CHARGE
  ------------------------------------------------    -----------------------
   GREATER THAN OR EQUAL TO      BUT LESS THAN
           0 years                  1 year                     6%
           1 year                   2 years                    5%
           2 years                  3 years                    4%
           3 years                  4 years                    3%
          4+ years                                             0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a maximum charge of 1.00% for GMWB, each an optional feature. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                         ANNUAL STEP-UP DEATH BENEFIT           ROLL-UP DEATH BENEFIT
                                                         ----------------------------           ---------------------
Mortality and Expense Risk Charge                                   1.70%                               1.90%
Administrative Expense Charge                                       0.15%                               0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO
OPTIONAL FEATURES SELECTED                                          1.85%                               2.05%
Optional E.S.P. Charge                                              0.20%                               0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
ONLY SELECTED                                                       2.05%                               2.25%
Optional GMAB Charge                                                0.50%                               0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB
ONLY SELECTED                                                       2.35%                               2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMAB SELECTED(5)                                                2.55%                               2.75%
Maximum Optional GMWB Charge                                       1.00%(6)                           1.00%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB
ONLY SELECTED                                                       2.85%                               3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P.
AND GMWB SELECTED                                                   3.05%                               3.25%

--------------
(5) GMAB and GMWB cannot both be elected. (6) The current charge for GMWB is 0.40%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                           MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                        0.42%        10.93%
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES     EXPENSES      REIMBURSEMENT       EXPENSES
-----------------             -------------   -------------   --------   ------------   ----------------   --------------
Money Market Portfolio.......      0.32%           --           0.10%        0.42%            --                 0.42%(1)
AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Capital
     Appreciation Fund --
     Series II*..............      0.61%          0.25%         0.24%        1.10%            --                 1.10%
   AIM V.I. Mid Cap Core
     Equity -- Series II*....      0.73%          0.25%         0.34%        1.32%            --                 1.32%(2)
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends
     Securities Fund -- Class
     2 Shares*...............      0.74%          0.25%         0.03%        1.02%           0.01%               1.01%(3)
   Franklin Small Cap Fund --
     Class 2 Shares*.........      0.51%          0.25%         0.29%        1.05%           0.04%               1.01%(4)
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.69%          0.25%         0.22%        1.16%           0.04%               1.12%(5)
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable
     Aggressive Growth Fund
    -- Class II Shares*......      0.95%          0.25%         0.44%        1.64%            --                 1.64%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares*.........      0.65%          0.25%         0.04%        0.94%            --                 0.94%
   Oppenheimer Global
     Securities Fund/VA --
     Service Shares*.........      0.63%          0.25%         0.05%        0.93%            --                 0.93%
PIONEER VARIABLE CONTRACTS
   TRUST
   Pioneer America Income
     VCT Portfolio -- Class
     II Shares*..............      0.55%          0.25%         0.21%        1.01%            --                 1.01%
   Pioneer Balanced VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.21%        1.11%            --                 1.11%
   Pioneer Emerging Markets
     VCT Portfolio -- Class
     II Shares*..............      1.15%          0.25%         1.25%        2.65%           0.66%               1.99%(10)
   Pioneer Equity Income VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.12%        1.02%            --                 1.02%
   Pioneer Europe VCT
     Portfolio -- Class II
     Shares*.................      1.00%          0.25%         1.50%        2.75%           0.96%               1.79%(10)
   Pioneer Fund VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.10%        1.00%            --                 1.00%
   Pioneer Growth Shares VCT
     Portfolio -- Class II
     Shares*.................      0.70%          0.25%         0.49%        1.44%            --                 1.44%
   Pioneer High Yield VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.19%        1.09%            --                 1.09%(6)
   Pioneer International
     Value VCT Portfolio --
     Class II Shares*........      1.00%          0.25%         0.77%        2.02%            --                 2.02%(7)
   Pioneer Mid Cap Value VCT
     Portfolio -- Class II
     Shares*.................      0.65%          0.25%         0.10%        1.00%            --                 1.00%



                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                    FEE            FEES       EXPENSES     EXPENSES      REIMBURSEMENT       EXPENSES
-----------------             -------------   -------------   --------   ------------   ----------------   --------------
   Pioneer Oak Ridge Large         0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
     Cap Growth VCT
     Portfolio -- Class II
     Shares*.................
   Pioneer Papp
     America -- Pacific Rim VCT
     Portfolio*..............      0.75%          0.25%         4.77%        5.77%           4.82%               0.95%(8)
   Pioneer Papp Small and
     Mid Cap Growth
     Portfolio VCT -- Class
     II Shares*..............      0.75%          0.25%         5.23%        6.23%           5.23%               1.00%(9)
   Pioneer Real Estate
     Shares VCT Portfolio --
     Class II Shares*........      0.80%          0.25%         0.23%        1.28%            --                 1.28%
   Pioneer Small Cap Value
     VCT Portfolio -- Class
     II Shares*..............      0.75%          0.25%         1.65%        2.65%           1.07%               1.58%(10)
   Pioneer Small Company VCT
     Portfolio -- Class II
     Shares*.................      0.75%          0.25%         1.67%        2.67%           1.15%               1.52%(10)
   Pioneer Strategic Income
     VCT Portfolio -- Class
     II Shares*..............      0.65%          0.25%         0.59%        1.49%            --                 1.49%(10)
   Pioneer Value VCT
     Portfolio -- Class II
     Shares*.................      0.75%          0.25%         9.93%       10.93%           9.43%               1.50%(11)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   Total Return Fund -- Class
     II*.....................      0.80%          0.25%         0.20%        1.25%            --                 1.25%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Fund has a voluntary waiver of 0.40%. Other Expenses include a 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

(2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Annual Fund Operating Expenses to 1.45%.

(3) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Boar d of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(5) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

(6) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed to waive certain fees or reimburse expenses, in necessary, to limit other ordinary operating expenses attributable to Class II to 1.30% of the average daily net assets attributable to Class II shares.

(7)  Estimated for the portfolio's current fiscal year.

(8) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 0.95% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

(9) Other Expenses are based on estimated amounts for the current fiscal year. The expenses in the table above reflect the contractual expense limitation in effect through March 12, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets attributable to Class II shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class II shares is less than the expense limitation of the Class II shares. There can be no assurance that Pioneer will extend the expense limitation beyond March 12, 2005. See the statement of additional information for details regarding the expense limitation agreement.

(10) The expenses in the table above reflect the contractual expense limitation in effect through May1, 2005 under which Pioneer has agreed not to impose all or a portion of it's management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets Portfolio), 1.50% (Pioneer Europe VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(11) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.50% of the average daily net assets attributable to Class I shares.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. You cannot elect both GMAB and the GMWB.

EXAMPLE 1 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).


                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                           ------------------------------------    ----------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS  5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                            ------   -------  -------    --------   ------    -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses                   971      1528      1904       3937       371       1128       1904       3937
Underlying Fund with Maximum Total
Annual Operating Expenses                  1128      1979      2624       5211       528       1579       2624       5211

EXAMPLE 2 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                           ------------------------------------    ----------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS  5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                            ------   -------  -------    --------   ------    -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses                   912      1353      1618       3398       312        953       1618       3398
Underlying Fund with Maximum Total
Annual Operating Expenses                  1069      1812      2361       4760       469       1412       2361       4760

EXAMPLE 3 - This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                           IF CONTRACT IS SURRENDERED AT THE END      IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                           ------------------------------------    ----------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS  5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------                            ------   -------  -------    --------   ------    -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses                   921      1382      1667       3490       321        982       1667       3490
Underlying Fund with Maximum Total
Annual Operating Expenses                  1910      3998      5506       8999      1310       3598       5506       8999

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Pioneer AnnuiStar(SM) Flex Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                      MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
        DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
-----------------------------------------------    ----------------------------------------------------
Annual Step Up Death Benefit                                                 80
5% Roll Up Death Benefit                                                     75
Enhanced Stepped-Up Provision (E.S.P)                                        75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund     Seeks growth of capital. The Fund           A I M Advisers, Inc.
    -- Series II                          normally invests in common stocks of
                                          companies that may benefit from new or
                                          innovative products, services or
                                          processes and those that have
                                          above-average long-term earnings
                                          growth.

   AIM V.I. Mid Cap Core Equity --        Seeks long-term growth of capital. The      A I M Advisers, Inc.
     Series II                            Fund normally invests in equity
                                          securities, including convertible
                                          securities, of mid-cap companies.


               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Rising Dividends              Seeks long-term capital appreciation.       Franklin Advisory Services, LLC
     Securities Fund -- Class 2 Shares    Preservation of capital is an important
                                          secondary consideration. The Fund
                                          normally invests in investments of
                                          companies that have paid rising
                                          dividends.

   Franklin Small Cap Fund -- Class 2     Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                               Fund normally invests in small
                                          capitalization companies.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
    -- Class 2 Shares                     Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
     Aggressive Growth Fund -- Class      normally invests in common stocks of        ("SBAM")
     II Shares                            companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500. The Fund may invest in
                                          the securities of large, well-known
                                          companies, but a significant portion
                                          of Fund assets may also be invested in
                                          small to medium sized companies.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation       Seeks capital appreciation. The Fund        OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            normally invests in the common stocks
                                          of growth companies that may be new
                                          companies or well-established companies.

   Oppenheimer Global Securities          Seeks long-term capital appreciation.       OppenheimerFunds, Inc.
     Fund/VA -- Service Shares            The Fund normally invests in common
                                          stocks of foreign issuers,
                                          "growth-type" companies, cyclical
                                          industries and special situations that
                                          are considered to have appreciation
                                          possibilities.
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT             Seeks as high a level of current income     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         as is consistent with preservation of
                                          capital. The Fund normally invests
                                          exclusively in U.S. Government
                                          securities and repurchase agreements
                                          and "when issued" commitments with
                                          respect to these securities.

   Pioneer Balanced VCT Portfolio --      Seeks capital growth and current            Pioneer Investment Management, Inc.
     Class II Shares                      income. The Fund normally invests in a      Subadviser: Prudential Investment
                                          diversified portfolio of equity             Management, Inc.
                                          securities and bonds and it is actively
                                          managed based on quantitative analysis
                                          and techniques.

   Pioneer Emerging Markets VCT           Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in the securities
                                          of emerging market corporate and
                                          government issuers, with an emphasis on
                                          equities.

   Pioneer Equity Income VCT              Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         growth of capital. The Fund normally
                                          invests in income producing equity
                                          securities of U.S. issuers.

   Pioneer Europe VCT Portfolio --        Seeks long-term growth of capital. The      Pioneer Investment Management, Inc.
     Class II Shares                      Fund normally invests in equity
                                          securities of European issuers.

   Pioneer Fund VCT Portfolio -- Class    Seeks reasonable income and capital         Pioneer Investment Management,
     II Shares                            growth. The Fund normally invests in        Inc. ("Pioneer")
                                          equity securities believed to be
                                          selling at reasonable prices or
                                          discounts to their underlying values.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Pioneer Growth Shares VCT              Seeks appreciation of capital. The Fund     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in equity securities
                                          believed to have above average
                                          potential for earnings and revenue
                                          growth.

   Pioneer High Yield VCT Portfolio --    Seeks to maximize total return through      Pioneer Investment Management, Inc.
     Class II Shares                      a combination of income and capital
                                          appreciation. The Fund normally
                                          invests in below investment grade debt
                                          securities and preferred stocks.

   Pioneer International Value VCT        Seeks long-term capital growth. The         Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Fund normally invests in equity
                                          securities of non-U.S. issuers located
                                          in both developed and emerging markets.

   Pioneer Mid Cap Value VCT              Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         normally invests in the equity
                                          securities of mid-size companies.

   Pioneer Oak Ridge Large Cap Growth     Seeks capital appreciation. The Fund        Pioneer Investment Management, Inc.
     VCT Portfolio -- Class II Shares     normally invests in equity securities       Subadviser: Oak Ridge Investments,
                                          of large capitalization U.S. companies      LLC
                                          and seeks to invest in issuers with
                                          above average potential for earnings
                                          growth.

   Pioneer Papp America-Pacific Rim       Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     VCT Portfolio                        Fund normally invests in equity             Subadviser: L. Roy Papp &
                                          securities of issuers that have
                                          Associates, LLP substantial sales to,
                                          or receive signficant income from,
                                          countries within the Pacific Rim, and
                                          seeks to invest in issuers with above
                                          average potential for earnings growth.

   Pioneer Papp Small and Mid Cap         Seeks long term capital growth. The         Pioneer Investment Management, Inc.
     Growth Portfolio VCT -- Class II     Fund normally invests in equity             Subadviser: L. Roy Papp &
     Shares                               securities of small and                     Associates, LLP
                                          mid-capitalization issuers and seeks
                                          to invest in issuers with above
                                          average potential for earnings growth.

   Pioneer Real Estate Shares VCT         Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         Secondarily seeks income. The Fund
                                          normally invests in equity securities
                                          of real estate investment trusts and
                                          other real estate industry issuers.

   Pioneer Small Cap Value VCT            Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies believed to be selling at
                                          substantial discounts to their
                                          underlying values.

   Pioneer Small Company VCT              Seeks capital growth. The Fund normally     Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         invests in equity securities of small
                                          companies.

   Pioneer Strategic Income VCT           Seeks a high level of current income.       Pioneer Investment Management, Inc.
     Portfolio -- Class II Shares         The Fund normally invests in debt
                                          securities from a broad range of
                                          issuers and segments of the debt
                                          securities market.

   Pioneer Value VCT Portfolio --         Seeks reasonable income and capital         Pioneer Investment Management, Inc.
     Class II Shares                      growth. The Fund normally invests in a
                                          broad list of carefully selected,
                                          reasonably priced equity securites of
                                          U.S. issuers.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   Total Return Fund -- Class II          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income. The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit that is paid on the first death of the Contract Owner(s) or Annuitant

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o    administration of the annuity options available under the Contracts

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your sales agent

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

       YEARS SINCE PURCHASE PAYMENT MADE               WITHDRAWAL CHARGE
   -------------------------------------------       ----------------------
   GREATER THAN OR EQUAL TO      BUT LESS THAN
           0 years                  1 year                    6%
            1 year                  2 years                   5%
           2 years                  3 years                   4%
           3 years                  4 years                   3%
          4+ years                                            0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     o due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     o    if a lifetime annuity payout has begun, after the first Contract Year

     o    under the Managed Distribution Program, or

     o if you elect Annuity Payments for a fixed period of at least five years after the first Contract Year.

Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a partial withdrawal, the amount that you receive may be less than your requested withdrawal amount due to the deduction of applicable taxes and charges, including the withdrawal charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of the applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun, or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Annual Step-Up Death Benefit the M&E is 1.70% annually. If you choose the Roll-Up Death Benefit the M&E is 1.90%. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected (available during the annuitization phase only), there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

     YEARS SINCE INITIAL PURCHASE PAYMENT             WITHDRAWAL CHARGE
  -------------------------------------------       ----------------------
  GREATER THAN OR EQUAL TO      BUT LESS THAN
          0 years                  1 year                    6%
           1 year                  2 years                   5%
          2 years                  3 years                   4%
          3 years                  4 years                   3%
         4+ years                                            0%

Please refer to Payment Options for a description of this benefit

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

     o    the dollar amount you request to transfer;

     o    the number of transfers you made within the previous three months;

     o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

     o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

     o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no charge for this program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month program (we may not always offer all of these programs). The programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the business day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant

     o    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

ANNUAL STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your Adjusted Purchase Payment (see below) or*

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80, the death
benefit will be the greatest of:                              o  the Contract Value on the Death Report Date;
                                                              o  your adjusted Purchase Payment (see below);*
                                                              o  the Step-Up Value, if any, as described below
                                                              o  the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                              o  the Contract Value on the Death Report Date;
                                                              o  your adjusted Purchase Payment (see below) or*
                                                              o  the Step-Up Value, if any, as described below, or

                                                              o  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                                 Purchase Payments and minus any partial surrender
                                                                 reductions (as described below) that occur after the
                                                                 Annuitant's 80th birthday.


--------------
* If you have elected the GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below.

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTIONS.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new Adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up or Roll-Up Value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new adjusted Purchase Payment, Step-Up or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments (described below) excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = 40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL                                              MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:      UNLESS. . .                             RULES APPLY*
-----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)      The beneficiary (ies),      Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                 or if none, to the          continue the Contract rather than
                                      CONTRACT OWNER'S estate.    receive the distribution.
-----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)          The beneficiary (ies),      Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)                 or if none, to the          continue the Contract rather than
                                      CONTRACT OWNER'S estate.    receive the distribution.
-----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The surviving joint                                                Yes
NOT THE ANNUITANT)                    owner.

-----------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS       The beneficiary (ies),      Unless the beneficiary elects to       Yes
THE ANNUITANT)                        or if none, to the          continue the Contract rather than
                                      surviving joint owner.      receive a distribution.

-----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE       The surviving joint         Unless the beneficiary elects to       Yes
ANNUITANT)                            owner.                      continue the Contract.
-----------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT       The beneficiary (ies),      Unless the spouse elects to            Yes
THE ANNUITANT)                        or if none, to the          continue the Contract
                                      surviving joint owner.
                                                                  A spouse who is not the
                                                                  beneficiary may decline to
                                                                  receive the proceeds or to
                                                                  continue the Contract and
                                                                  instruct the Company to pay
                                                                  the beneficiary.
-----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE             The beneficiary (ies),      Unless the beneficiary elects to       Yes
CONTRACT OWNER)                       or if none, to the          continue the Contract rather than
                                      CONTRACT OWNER'S estate.    receive a distribution.

                                                                  Or, if there is a CONTINGENT
                                                                  ANNUITANT, then the CONTINGENT
                                                                  ANNUITANT becomes the
                                                                  ANNUITANT and the Contract
                                                                  continues in effect (generally
                                                                  using the original MATURITY
                                                                  DATE). The proceeds will then
                                                                  be paid upon the death of the
                                                                  CONTINGENT ANNUITANT or owner.
-----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT        See death of "owner who                                            Yes
OWNER)                                is the ANNUITANT" above.
-----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS             The beneficiary (ies),                                             Yes (Death of
NON-NATURAL ENTITY/TRUST)             or if none, to the                                                 ANNUITANT is
                                      CONTRACT OWNER.                                                    treated as death of
                                                                                                         the owner in these
                                                                                                         circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING        No death proceeds are                                              N/A
ANNUITANT IS STILL ALIVE)             payable; Contract
                                      continues.

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                              N/A
                                      payable; Contract
                                      continues.

-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL         UNLESS. . .                           MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                                               RULES APPLY*
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-----------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

-----------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,             THE COMPANY WILL         UNLESS. . .                            MANDATORY PAYOUT
      UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                                                RULES APPLY*
-----------------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                       The beneficiary (ies),       Unless the beneficiary elects to        Yes
                                      or if none, to the           continue the Contract rather than
                                      CONTRACT OWNER'S estate.     receive a distribution.
-----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                           No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                No death proceeds are                                                N/A
                                      payable; Contract
                                      continues.
-----------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal beneficiaries must choose to continue the Contract as allowed under the spousal contract continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees a return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.
NOTE: You may not elect the GMWB Rider if you have also elected the GMAB Rider offered under the Contract.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted. If you take a partial withdrawal, and your AWB is greater than the free withdrawal allowance, withdrawal charges are waived only on amounts up to your AWB.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below.

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in contract year two:

  ------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
  ------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                  VALUE
  ------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
  ------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
   ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO    $115,000         $100,000              $5,000          $85,000          $100,000             $5,000
  ------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER    $105,000         $91,304               $4,565          $75,000          $88,235              $4,412
  WITHDRAWAL,
  CONTRACT YEAR                   [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000    [5,000 - (5,000
  TWO                               x 10,000/115,000)]     x 10,000/115,000)]              x 10,000/85,000)]     x 10,000/85,000]
  ------------------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
  ------------------------------------------------------------------------------------------------------------------------------

Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a Contract anniversary.

If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

     o The total annual payment amount will equal the AWB and will never exceed your RBB, and

     o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED AS OF JUNE 14, 2004 IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


     o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

     o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                                         EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE
                        -------------------------------------------------------------------------------------------------------
                                   INCREASING CONTRACT VALUE                            DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                BASE
                          CONTRACT       CALCULATION                                          CALCULATION
                            VALUE           AMOUNT        BENEFIT BASE    CONTRACT VALUE        AMOUNT          BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE DATE      $100,000         $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE             $115,000         $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE TO
GMAB RIDER                                 $      0(1)                                          $ 15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

                             EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT
                        -------------------------------------------------------------------------------------------------------
                          ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS        ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------------------
                                                              BASE                                                  BASE
                          CONTRACT        PURCHASE         CALCULATION                          PURCHASE         CALCULATION
                            VALUE          PAYMENT           AMOUNT         CONTRACT VALUE      PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB          $100,000         $100,000         $100,000          $100,000          $100,000          $100,000
RIDER EFFECTIVE DATE
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL PURCHASE
PAYMENT                   $120,000      Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL PURCHASE
PAYMENT                   $130,000         $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawa while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

                                  EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT
                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------


                             --------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

                        CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                   CLASS B SUBACCOUNTS/ UNDERLYING FUNDS
AIM VARIABLE INSURANCE FUNDS, INC.             PIONEER VARIABLE CONTRACTS TRUST (CONT)         Money Market Portfolio
AIM V.I. Capital Appreciation Fund --          Pioneer High Yield VCT Portfolio --             PIONEER VARIABLE CONTRACTS TRUST
   Series II                                      Class II Shares                              Pioneer America Income VCT
AIM V.I. Mid Cap Core Equity -- Series         Pioneer International Value VCT                    Portfolio -- Class II Shares
   II                                             Portfolio -- Class II Shares                 Pioneer Strategic Income VCT
FRANKLIN TEMPLETON VARIABLE INSURANCE          Pioneer Mid Cap Value VCT Portfolio --              Portfolio -- Class II Shares
   PRODUCTS TRUST                                 Class II Shares
Franklin Rising Dividends Securities           Pioneer Oak Ridge Large Cap Growth VCT
   Fund -- Class 2 Shares                         Portfolio -- Class II Shares
Franklin Small Cap Fund -- Class 2             Pioneer Papp America-Pacific Rim VCT
   Shares                                        Portfolio
Templeton Foreign Securities Fund --           Pioneer Papp Small and Mid Cap Growth
   Class 2 Shares                                 Portfolio VCT -- Class II Shares
GREENWICH STREET SERIES FUND                   Pioneer Real Estate Shares VCT
Salomon Brothers Variable Aggressive              Portfolio -- Class II Shares
   Growth Fund -- Class II Shares               Pioneer Small Cap Value VCT Portfolio --
OPPENHEIMER VARIABLE ACCOUNT FUNDS                Class II Shares
Oppenheimer Capital Appreciation               Pioneer Small Company VCT Portfolio --
   Fund/VA -- Service Shares                      Class II Shares
Oppenheimer Global Securities Fund/VA          Pioneer Value VCT Portfolio -- Class II
   -- Service Shares                              Shares
PIONEER VARIABLE CONTRACTS TRUST               SALOMON BROTHERS VARIABLE SERIES FUNDS
Pioneer Balanced VCT Portfolio -- Class           INC.
   II Shares                                   Total Return Fund -- Class II
Pioneer Emerging Markets VCT Portfolio
   -- Class II Shares
Pioneer Equity Income VCT Portfolio --
   Class II Shares
Pioneer Europe VCT Portfolio -- Class
   II Shares
Pioneer Fund VCT Portfolio -- Class II
   Shares
Pioneer Growth Shares VCT Portfolio --
   Class II Shares

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce t1he Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION - If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity
Date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected (see Variable Liquidity Benefit below).

Option 6 -- Other Annuity Options - We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law.

Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Accounts) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Accounts, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the

Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), Citigroup Global Market (f/k/a Smith Barney), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

The Contracts feature Portfolios of the Pioneer Variable Contracts Trust as Variable Funding Options. Pioneer Variable Contracts Trust is advised by Pioneer Investment Management Inc. and is distributed by its affiliate, Pioneer Funds Distributor, Inc. ("PFD"). The Company and TDLLC have entered into a distribution arrangement with PFD under which a fee is payable by the Company and TDLLC to PFD based on the amount of new sales each year for providing wholesale distribution support in relation to the Contracts. Pioneer Variable Contracts Trust and PFD have also entered into agreement(s) with the Company and TDLLC under which a fee is payable by PFD (based on average net assets of the Funds attributable to the Contracts) in connection with the Company's provision of administrative, marketing or other support services to the Fund.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
   Money Market Portfolio (3/02)............................   2003        0.996           0.986                 146,533

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03)..   2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund --
   Class 2 Shares (11/03)...................................   2003        1.000           1.033                      --

   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        0.859           1.158                 247,570

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2003        0.907           1.177                 254,384

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
   Fund -- Class II Shares (11/03)..........................   2003        1.000           1.057                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA --
   Service Shares (11/03)...................................   2003        1.000           1.080                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.064                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....   2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.030                      --

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.025                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.024                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2003        1.000           1.062                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (11/03)....................   2003        1.000           1.038                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
   Money Market Portfolio (3/02)............................   2003        1.000           0.992                      --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund --
   Series II (11/03)........................................   2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund --
   Series II (11/03)........................................   2003        1.000           1.042                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2003        1.000           1.032                      --

   Franklin Small Cap Fund -- Class 2 Shares (2/00).........   2003        1.000           1.190                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (2/00)  2003        1.000           1.173                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund --
   Class II Shares (11/03)..................................   2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA --
   Service Shares (11/03)...................................   2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.001                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.124                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.063                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)     2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (11/03)....   2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)      2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (11/03)....................   2003        1.000           1.037                      --

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
   Money Market Portfolio (5/02)............................   2003        0.996           0.986                 855,860

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03)..   2003        1.000           1.032                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2003        1.000           1.043                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2003        1.000           1.033                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        0.859           1.158                 907,594

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        0.907           1.177               1,293,188

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
   Fund -- Class II Shares (12/03)..........................   2003        1.000           1.057                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.080                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.002                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.033                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.125                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.064                      --

   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2003        1.000           1.094                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (12/03)....   2003        1.000           1.053                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.030                       -

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (12/03)...........................................   2003        1.000           1.025                       -

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.093                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.044                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.062                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.024                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)...   2003        1.000           1.062                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund -- Class II (12/03)....................   2003        1.000           1.038                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
   Money Market Portfolio (5/02)............................   2003        1.000           0.992                      --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund -- Series II (11/03)..   2003        1.000           1.031                      --

   AIM V.I. Mid Cap Core Equity Fund -- Series II (11/03)...   2003        1.000           1.042                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund -- Class 2
   Shares (11/03)...........................................   2003        1.000           1.032                      --

   Franklin Small Cap Fund -- Class 2 Shares (11/99)........   2003        1.000           1.190                      --

   Templeton Foreign Securities Fund -- Class 2
   Shares (11/99)...........................................   2003        1.000           1.173                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth
   Fund -- Class II Shares (12/03)..........................   2003        1.000           1.056                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.052                      --

   Oppenheimer Global Securities Fund/VA -- Service
   Shares (11/03)...........................................   2003        1.000           1.080                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.001                      --

   Pioneer Balanced VCT Portfolio -- Class II Shares (11/03)   2003        1.000           1.032                      --

   Pioneer Emerging Markets VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.124                      --

   Pioneer Equity Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.063                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------  --------------- ---------------    ------------------
   Pioneer Europe VCT Portfolio -- Class II Shares (11/03)..   2003        1.000           1.093                      --

   Pioneer Fund VCT Portfolio -- Class II Shares (12/03)....   2003        1.000           1.052                      --

   Pioneer Growth Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.029                      --

   Pioneer High Yield VCT Portfolio -- Class II
   Shares (12/03)...........................................   2003        1.000           1.024                      --

   Pioneer International Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.092                      --

   Pioneer Mid Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.051                      --

   Pioneer Real Estate Shares VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.043                      --

   Pioneer Small Cap Value VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.061                      --

   Pioneer Small Company VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.038                      --

   Pioneer Strategic Income VCT Portfolio -- Class II
   Shares (11/03)...........................................   2003        1.000           1.023                      --

   Pioneer Value VCT Portfolio -- Class II Shares (11/03)      2003        1.000           1.061                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund-- Class II (12/03).....................   2003        1.000           1.037                      --

                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                   The Insurance Company
                   Principal Underwriter
                   Distribution and Principal Underwriting Agreement Valuation of Assets
                   Federal Tax Considerations
                   Independent Auditors
                   Financial Statements



--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity at One Cityplace, 3CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20668S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20669S.

Name:
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

L-19989                                                            May 3, 2004
                                                                   15421-00-0404

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER ANNUISTAR(SM) FLEX



                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY..................................................        2
PRINCIPAL UNDERWRITER..................................................        2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT......................        2
VALUATION OF ASSETS....................................................        3
FEDERAL TAX CONSIDERATIONS.............................................        4
INDEPENDENT AUDITORS...................................................        7
CONDENSED FINANCIAL INFORMATION........................................        8
FINANCIAL STATEMENTS...................................................      F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Nine for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut.

TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

                                ($ in thousands)

-----------   -----------------------------------  ----------------------------
                 UNDERWRITING COMMISSIONS PAID       AMOUNT OF UNDERWRITING
YEAR                TO TDLLC BY THE COMPANY        COMMISSIONSRETAINED BY TDLLC
-----------   -----------------------------------  ----------------------------
2003                       $73,223                            $0
-----------   -----------------------------------   -------------------------
2002                       $88,393                            $0
-----------   -----------------------------------   -------------------------
2001                      $104,518                            $0
-----------   -----------------------------------   -------------------------



                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

          (a) = investment income plus capital gains and losses (whether realized or unrealized);

          (b) = any deduction for applicable taxes (presently zero); and

          (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus

                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.609            0.751                  73,554
                                                               2002        0.885            0.609                  61,766
                                                               2001        1.000            0.885                  71,928
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.788            1.027                  81,410
                                                               2002        1.000            0.788                   2,908
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.514            0.625                 796,770
                                                               2002        0.753            0.514                 854,624
                                                               2001        0.925            0.753                 762,941
                                                               2000        1.127            0.925                 366,949
                                                               1999        1.000            1.127                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.690            0.920                 773,140
                                                               2002        0.819            0.690                 565,608
                                                               2001        0.969            0.819                 391,475
                                                               2000        1.211            0.969                 200,090
                                                               1999        1.000            1.211                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.723            0.975               1,755,241
                                                               2002        0.970            0.723               1,153,248
                                                               2001        1.202            0.970                 842,658
                                                               2000        1.167            1.202                 256,201
                                                               1999        1.000            1.167                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.901            1.176               1,840,178
                                                               2002        1.119            0.901               1,264,688
                                                               2001        1.106            1.119                 986,465
                                                               2000        1.039            1.106                 137,847
                                                               1999        1.000            1.039                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.588            0.795                 304,147
                                                               2002        0.836            0.588                 219,236
                                                               2001        1.000            0.836                 176,530
                                                               2000        1.215            1.000                 121,667
                                                               1999        1.000            1.215                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.845            1.043                  85,928
                                                               2002        1.000            0.845                   7,064

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000            1.448                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.714            0.931                 378,732
                                                               2002        0.889            0.714                 340,465
                                                               2001        1.073            0.889                 227,440
                                                               2000        1.115            1.073                  95,658
                                                               1999        1.000            1.115                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.789            0.970               1,210,775
                                                               2002        0.971            0.789                 610,129
                                                               2001        1.025            0.971                 440,930
                                                               2000        1.044            1.025                  51,606
                                                               1999        1.000            1.044                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.065            1.174                 759,502
                                                               2002        1.030            1.065                 471,209
                                                               2001        1.013            1.030                 439,990
                                                               2000        0.999            1.013                 114,166
                                                               1999        1.000            0.999                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.631            0.795                 383,086
                                                               2002        0.824            0.631                 299,142
                                                               2001        0.954            0.824                 174,860
                                                               2000        1.067            0.954                  51,515
                                                               1999        1.000            1.067                     --

   Fundamental Value Portfolio (6/00)                          2003        0.893            1.221               1,209,183
                                                               2002        1.151            0.893                 446,779
                                                               2001        1.232            1.151                 369,495
                                                               2000        1.037            1.232                  85,114
                                                               1999        1.000            1.037                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.284            0.378                 604,302
                                                               2002        0.401            0.284                 537,900
                                                               2001        0.674            0.401                 485,683
                                                               2000        1.000            0.674                 369,120

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000            1.336                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000            1.244                  12,715

   Mid-Cap Value Portfolio (5/03)                              2003        1.000            1.260                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000            1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000            1.068                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000            1.048                  12,559

   Total Return Portfolio - Administrative Class (5/01)        2003        1.132            1.173               2,636,608
                                                               2002        1.053            1.132               1,693,413
                                                               2001        1.000            1.053                 469,808
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.559            0.728                  29,727
                                                               2002        0.806            0.559                  23,387
                                                               2001        1.000            0.806                  11,858

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.696            0.882                 119,463
                                                               2002        0.857            0.696                  92,071
                                                               2001        1.000            0.857                  11,070

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.877            1.294                 125,086
                                                               2002        1.088            0.877                 177,419
                                                               2001        1.000            1.088                   4,610



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.894            1.226                 578,309
                                                               2002        1.210            0.894                 411,710
                                                               2001        1.204            1.210                 220,176
                                                               2000        1.033            1.204                  22,319
                                                               1999        1.000            1.033                     --

   Investors Fund - Class I (1/01)                             2003        0.839            1.095                 356,707
                                                               2002        1.106            0.839                 178,397
                                                               2001        1.170            1.106                  94,552
                                                               2000        1.029            1.170                     --
                                                               1999        1.000            1.029                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.774            1.136                 210,996
                                                               2002        1.202            0.774                 131,378
                                                               2001        1.314            1.202                  89,647
                                                               2000        1.141            1.314                   6,517
                                                               1999        1.000            1.141                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.652            0.794                   1,257
                                                               2002        0.894            0.652                   2,000
                                                               2001        1.000            0.894                   2,000

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.646            0.855                  33,923
                                                               2002        0.894            0.646                  15,493
                                                               2001        1.000            0.894                  36,621

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061            1.376                 230,701
                                                               2002        1.000            1.061                  17,879

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038            1.249                 783,127
                                                               2002        1.000            1.038                  97,394

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074            1.394                  22,689
                                                               2002        1.000            1.074                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069            1.360                  27,171
                                                               2002        1.000            1.069                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.852            1.102                 701,195
                                                               2002        1.004            0.852                 466,236
                                                               2001        1.090            1.004                 287,549
                                                               2000        1.013            1.090                  54,202
                                                               1999        1.000            1.013                     --

   Large Cap Portfolio (6/00)                                  2003        0.558            0.686                 178,744
                                                               2002        0.732            0.558                 116,833
                                                               2001        0.899            0.732                 125,941
                                                               2000        1.065            0.899                  77,498
                                                               1999        1.000            1.065                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.846            1.073                     377



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.558            0.666                 285,682
                                                               2002        0.755            0.558                 234,601
                                                               2001        0.988            0.755                 230,322
                                                               2000        1.061            0.988                  93,590
                                                               1999        1.000            1.061                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.460            0.586                 308,689
                                                               2002        0.710            0.460                 296,731
                                                               2001        1.128            0.710                 368,642
                                                               2000        1.433            1.128                 187,714
                                                               1999        1.000            1.433                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000            1.217                   3,245

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.649            0.827                  69,737
                                                               2002        0.864            0.649                  48,694
                                                               2001        1.000            0.864                  19,584

   MFS Total Return Portfolio (7/00)                           2003        1.058            1.216               2,567,975
                                                               2002        1.133            1.058               1,701,434
                                                               2001        1.149            1.133               1,309,212
                                                               2000        0.999            1.149                 147,036
                                                               1999        1.000            0.999                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000            0.999                  46,771

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.867            1.150               2,909,479
                                                               2002        1.306            0.867               2,105,680
                                                               2001        1.381            1.306               1,814,521
                                                               2000        1.210            1.381                 863,349
                                                               1999        1.000            1.210                     --

   Smith Barney High Income Portfolio (8/00)                   2003        0.834            1.049               1,155,100
                                                               2002        0.874            0.834                 277,042
                                                               2001        0.921            0.874                 295,957
                                                               2000        1.016            0.921                 208,981
                                                               1999        1.000            1.016                     --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.451            0.567                 205,854
                                                               2002        0.615            0.451                 219,618
                                                               2001        0.907            0.615                 258,565
                                                               2000        1.206            0.907                  95,590
                                                               1999        1.000            1.206                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.716            0.901                 407,916
                                                               2002        0.973            0.716                 426,697
                                                               2001        1.075            0.973                 435,964
                                                               2000        0.964            1.075                 185,910
                                                               1999        1.000            0.964                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.640            0.931               1,141,574
                                                               2002        0.863            0.640                 771,377
                                                               2001        1.000            0.863                 730,193
                                                               2000        1.090            1.000                 309,116
                                                               1999        1.000            1.090                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.964            1.234                 507,824
                                                               2002        1.209            0.964                 385,791
                                                               2001        1.362            1.209                 307,340
                                                               2000        1.171            1.362                 110,509
                                                               1999        1.000            1.171                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------


   Smith Barney Money Market Portfolio (2/00)                  2003        1.074            1.066               1,098,028
                                                               2002        1.075            1.074               1,940,157
                                                               2001        1.052            1.075                 707,397
                                                               2000        1.006            1.052                 511,377
                                                               1999        1.000            1.006                     --

   Strategic Equity Portfolio (6/00)                           2003        0.511            0.668                 180,708
                                                               2002        0.780            0.511                 223,164
                                                               2001        0.913            0.780                 233,026
                                                               2000        1.132            0.913                 501,860
                                                               1999        1.000            1.132                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.121            1.199                 801,296
                                                               2002        1.113            1.121                 566,904
                                                               2001        1.057            1.113                 434,221
                                                               2000        0.994            1.057                 137,038
                                                               1999        1.000            0.994                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.521            0.645                  99,873
                                                               2002        0.748            0.521                  87,650
                                                               2001        0.963            0.748                  73,520
                                                               2000        1.145            0.963                  76,229
                                                               1999        1.000            1.145                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.536            0.673                 382,732
                                                               2002        0.805            0.536                 348,750
                                                               2001        1.191            0.805                 409,824
                                                               2000        1.344            1.191                 272,783
                                                               1999        1.000            1.344                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.693            0.970                  41,992
                                                               2002        0.945            0.693                  20,468
                                                               2001        1.000            0.945                  25,867

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.808            1.023                 497,526
                                                               2002        0.905            0.808                 426,526
                                                               2001        1.047            0.905                 339,996
                                                               2000        1.138            1.047                 169,553
                                                               1999        1.000            1.138                     --
Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.857            1.168                 305,214
                                                               2002        1.000            0.857                 195,105


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.624           0.769                     --
                                                               2002        0.908           0.624                     --
                                                               2001        1.000           0.908                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                   3,941
                                                               2002        1.000           0.787                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.604           0.734                     --
                                                               2002        0.886           0.604                     --
                                                               2001        1.000           0.886                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.752           1.002                  48,343
                                                               2002        0.894           0.752                     --
                                                               2001        1.000           0.894                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.649           0.875                 109,171
                                                               2002        0.872           0.649                     --
                                                               2001        1.000           0.872                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.771           1.005                  64,249
                                                               2002        0.958           0.771                     --
                                                               2001        1.000           0.958                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.654           0.884                     --
                                                               2002        0.931           0.654                     --
                                                               2001        1.000           0.931                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.041                  40,328
                                                               2002        1.000           0.844                     --

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2003        1.000           1.447                     664

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.718           0.935                   1,815
                                                               2002        0.895           0.718                     --
                                                               2001        1.000           0.895                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.763           0.936                  21,107
                                                               2002        0.939           0.763                     --
                                                               2001        1.000           0.939                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.029           1.133                   1,196
                                                               2002        0.996           1.029                     --
                                                               2001        1.000           0.996                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.698           0.878                     --
                                                               2002        0.913           0.698                     --
                                                               2001        1.000           0.913                     --

   Fundamental Value Portfolio (6/00)                          2003        0.710           0.970                  30,172
                                                               2002        0.916           0.710                     --
                                                               2001        1.000           0.916                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.556           0.739                   2,441
                                                               2002        0.786           0.556                     --
                                                               2001        1.000           0.786                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.335                   2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.244                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.259                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.068                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                  19,465

   Total Return Portfolio - Administrative Class (5/01)        2003        1.120           1.159                  57,268
                                                               2002        1.042           1.120                     --
                                                               2001        1.000           1.042                     --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.565           0.735                     --
                                                               2002        0.814           0.565                     --
                                                               2001        1.000           0.814                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.728           0.922                     --
                                                               2002        0.898           0.728                     --
                                                               2001        1.000           0.898                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.829           1.223                   4,897
                                                               2002        1.030           0.829                     --
                                                               2001        1.000           1.030                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.695           0.952                     --
                                                               2002        0.941           0.695                     --
                                                               2001        1.000           0.941                     --

   Investors Fund - Class I (1/01)                             2003        0.705           0.920                  14,535
                                                               2002        0.931           0.705                     --
                                                               2001        1.000           0.931                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.601           0.881                   2,108
                                                               2002        0.934           0.601                     --
                                                               2001        1.000           0.934                     --
Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.656           0.798                   3,387
                                                               2002        0.900           0.656                     --
                                                               2001        1.000           0.900                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.657           0.869                     --
                                                               2002        0.911           0.657                     --
                                                               2001        1.000           0.911                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                     --

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        1.074           1.392                     --
                                                               2002        1.000           1.074                     --

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        1.069           1.359                     749
                                                               2002        1.000           1.069                     --


                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.795           1.027                   1,236
                                                               2002        0.938           0.795                     --
                                                               2001        1.000           0.938                     --

   Large Cap Portfolio (6/00)                                  2003        0.670           0.823                     --
                                                               2002        0.881           0.670                     --
                                                               2001        1.000           0.881                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.845           1.071                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.637           0.761                     132
                                                               2002        0.864           0.637                     --
                                                               2001        1.000           0.864                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.542           0.689                     --
                                                               2002        0.836           0.542                     --
                                                               2001        1.000           0.836                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                      64

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.662           0.844                     --
                                                               2002        0.883           0.662                     --
                                                               2001        1.000           0.883                     --

   MFS Total Return Portfolio (7/00)                           2003        0.910           1.044                 134,780
                                                               2002        0.975           0.910                     --
                                                               2001        1.000           0.975                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.606           0.803                  68,808
                                                               2002        0.913           0.606                     --
                                                               2001        1.000           0.913                     --

   Smith Barney High Income Portfolio (8/00)                   2003        0.889           1.116                  24,446
                                                               2002        0.932           0.889                     --
                                                               2001        1.000           0.932                     --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.606           0.761                     --
                                                               2002        0.828           0.606                     --
                                                               2001        1.000           0.828                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.667           0.838                     --
                                                               2002        0.908           0.667                     --
                                                               2001        1.000           0.908                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.684           0.995                  16,090
                                                               2002        0.923           0.684                     --
                                                               2001        1.000           0.923                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.740           0.946                  46,991
                                                               2002        0.929           0.740                     --
                                                               2001        1.000           0.929                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.004           0.996                   4,691
                                                               2002        1.007           1.004                     --
                                                               2001        1.000           1.007                     --


                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Strategic Equity Portfolio (6/00)                           2003        0.556           0.727                     --
                                                               2002        0.850           0.556                     --
                                                               2001        1.000           0.850                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.015           1.084                   1,150
                                                               2002        1.008           1.015                     --
                                                               2001        1.000           1.008                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.643           0.795                     --
                                                               2002        0.923           0.643                     --
                                                               2001        1.000           0.923                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.563           0.706                     --
                                                               2002        0.846           0.563                     --
                                                               2001        1.000           0.846                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.686           0.959                     --
                                                               2002        0.937           0.686                     --
                                                               2001        1.000           0.937                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.842           1.064                     --
                                                               2002        0.943           0.842                     --
                                                               2001        1.000           0.943                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.856           1.166                   6,840
                                                               2002        1.000           0.856                     --


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.607           0.748                     --
                                                               2002        0.884           0.607                     --
                                                               2001        1.000           0.884                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                     --
                                                               2002        1.000           0.787                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.511           0.621                  28,250
                                                               2002        0.751           0.511                  36,065
                                                               2001        0.924           0.751                  37,053
                                                               2000        1.127           0.924                  37,068
                                                               1999        1.000           1.127                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.686           0.914                  31,673
                                                               2002        0.817           0.686                  40,766
                                                               2001        0.967           0.817                  41,734
                                                               2000        1.210           0.967                  31,450
                                                               1999        1.000           1.210                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.719           0.969                  27,545
                                                               2002        0.967           0.719                  27,113
                                                               2001        1.200           0.967                  20,474
                                                               2000        1.167           1.200                   9,891
                                                               1999        1.000           1.167                     --

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.896           1.169                  55,704
                                                               2002        1.115           0.896                   8,489
                                                               2001        1.104           1.115                     --
                                                               2000        1.039           1.104                     --
                                                               1999        1.000           1.039                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.585           0.790                     --
                                                               2002        0.833           0.585                     --
                                                               2001        0.998           0.833                     --

   Franklin Small Cap Fund - Class 2 Shares  (continued)       2000        1.215           0.998                     --
                                                               1999        1.000           1.215                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.040                  65,759
                                                               2002        1.000           0.844                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                   2,084

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.710           0.925                   8,660
                                                               2002        0.886           0.710                  12,719
                                                               2001        1.071           0.886                  13,265
                                                               2000        1.114           1.071                  11,090
                                                               1999        1.000           1.114                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.786           0.964                     --
                                                               2002        0.968           0.786                     --
                                                               2001        1.024           0.968                     --
                                                               2000        1.044           1.024                     --
                                                               1999        1.000           1.044                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.060           1.166                     --
                                                               2002        1.027           1.060                     --
                                                               2001        1.011           1.027                     --
                                                               2000        0.999           1.011                     --
                                                               1999        1.000           0.999                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.628           0.790                   3,916
                                                               2002        0.822           0.628                   5,111
                                                               2001        0.952           0.822                   6,152
                                                               2000        1.067           0.952                   6,152
                                                               1999        1.000           1.067                     --

   Fundamental Value Portfolio (6/00)                          2003        0.889           1.214                  61,484
                                                               2002        1.147           0.889                  20,824
                                                               2001        1.230           1.147                  20,828
                                                               2000        1.037           1.230                  16,815
                                                               1999        1.000           1.037                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.376                   4,179
                                                               2002        0.400           0.283                   5,460
                                                               2001        0.673           0.400                   6,578
                                                               2000        1.000           0.673                   6,578

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.130           1.168                   8,992
                                                               2002        1.052           1.130                   3,340
                                                               2001        1.000           1.052                     --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.558           0.725                     --
                                                               2002        0.805           0.558                     --
                                                               2001        1.000           0.805                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.879                     --
                                                               2002        0.856           0.694                     --
                                                               2001        1.000           0.856                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.875           1.289                     --
                                                               2002        1.087           0.875                     --
                                                               2001        1.000           1.087                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.890           1.218                     --
                                                               2002        1.206           0.890                     --
                                                               2001        1.202           1.206                     --
                                                               2000        1.033           1.202                     --
                                                               1999        1.000           1.033                     --

   Investors Fund - Class I (1/01)                             2003        0.835           1.088                     --
                                                               2002        1.102           0.835                     --
                                                               2001        1.168           1.102                     --
                                                               2000        1.029           1.168                     --
                                                               1999        1.000           1.029                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.770           1.129                     --
                                                               2002        1.198           0.770                     --
                                                               2001        1.312           1.198                     --
                                                               2000        1.141           1.312                     --
                                                               1999        1.000           1.141                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.791                     --
                                                               2002        0.893           0.650                     --
                                                               2001        1.000           0.893                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.852                     --
                                                               2002        0.894           0.644                     --
                                                               2001        1.000           0.894                     --

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.373                     --
                                                               2002        1.000           1.061                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.246                     --
                                                               2002        1.000           1.038                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.391                     --
                                                               2002        1.000           1.074                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.358                     --
                                                               2002        1.000           1.069                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.848           1.095                   1,373
                                                               2002        1.001           0.848                   7,261
                                                               2001        1.089           1.001                   7,274
                                                               2000        1.013           1.089                     --
                                                               1999        1.000           1.013                     --

   Large Cap Portfolio (6/00)                                  2003        0.555           0.681                  13,468
                                                               2002        0.730           0.555                  15,294
                                                               2001        0.897           0.730                  16,878
                                                               2000        1.065           0.897                  16,886
                                                               1999        1.000           1.065                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.845           1.070                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.555           0.662                     --
                                                               2002        0.753           0.555                     --
                                                               2001        0.986           0.753                     --
                                                               2000        1.061           0.986                     --
                                                               1999        1.000           1.061                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.458           0.583                  12,511
                                                               2002        0.708           0.458                  16,874
                                                               2001        1.126           0.708                  17,697
                                                               2000        1.432           1.126                  17,705
                                                               1999        1.000           1.432                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.647           0.824                     --
                                                               2002        0.863           0.647                     --
                                                               2001        1.000           0.863                     --

   MFS Total Return Portfolio (7/00)                           2003        1.053           1.209                     --
                                                               2002        1.129           1.053                     --
                                                               2001        1.147           1.129                     --
                                                               2000        0.999           1.147                     --
                                                               1999        1.000           0.999                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.863           1.143                  34,451
                                                               2002        1.302           0.863                  19,990
                                                               2001        1.378           1.302                   6,781
                                                               2000        1.209           1.378                   4,445
                                                               1999        1.000           1.209                     --

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Smith Barney High Income Portfolio (8/00)                   2003        0.830           1.043                     --
                                                               2002        0.872           0.830                     --
                                                               2001        0.920           0.872                     --
                                                               2000        1.016           0.920                     --
                                                               1999        1.000           1.016                     --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.449           0.563                     --
                                                               2002        0.613           0.449                     --
                                                               2001        0.905           0.613                     --
                                                               2000        1.206           0.905                     --
                                                               1999        1.000           1.206                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.713           0.895                     --
                                                               2002        0.970           0.713                   9,361
                                                               2001        1.073           0.970                   9,369
                                                               2000        0.964           1.073                     --
                                                               1999        1.000           0.964                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.637           0.925                     --
                                                               2002        0.860           0.637                  16,919
                                                               2001        0.998           0.860                  16,933
                                                               2000        1.090           0.998                  16,933
                                                               1999        1.000           1.090                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.960           1.226                   9,354
                                                               2002        1.205           0.960                  12,931
                                                               2001        1.360           1.205                  12,948
                                                               2000        1.171           1.360                  11,658
                                                               1999        1.000           1.171                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.069           1.059                     490
                                                               2002        1.072           1.069                     949
                                                               2001        1.050           1.072                     952
                                                               2000        1.005           1.050                     --
                                                               1999        1.000           1.005                     --

   Strategic Equity Portfolio (6/00)                           2003        0.508           0.663                  24,675
                                                               2002        0.777           0.508                  39,639
                                                               2001        0.911           0.777                  48,566
                                                               2000        1.132           0.911                  37,107
                                                               1999        1.000           1.132                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.116           1.192                     --
                                                               2002        1.109           1.116                     --
                                                               2001        1.056           1.109                     --
                                                               2000        1.000           1.056                     --
                                                               2000        0.994           1.000                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.519           0.641                  16,759
                                                               2002        0.746           0.519                  16,759
                                                               2001        0.962           0.746                  16,759
                                                               2000        1.144           0.962                  16,759
                                                               1999        1.000           1.144                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.533           0.668                   6,938
                                                               2002        0.802           0.533                   7,766
                                                               2001        1.189           0.802                   8,488
                                                               2000        1.344           1.189                   8,492
                                                               1999        1.000           1.344                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------


Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.966                     --
                                                               2002        0.944           0.691                     --
                                                               2001        1.000           0.944                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.804           1.017                  10,056
                                                               2002        0.902           0.804                   4,865
                                                               2001        1.045           0.902                   5,854
                                                               2000        1.138           1.045                   5,854
                                                               1999        1.000           1.138                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.856           1.165                   5,974
                                                               2002        1.000           0.856                     --


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.623           0.767                     --
                                                               2002        0.907           0.623                     --
                                                               2001        1.000           0.907                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.024                     --
                                                               2002        1.000           0.787                   3,000

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.603           0.732                     --
                                                               2002        0.886           0.603                     --
                                                               2001        1.000           0.886                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.750           0.999                     --
                                                               2002        0.893           0.750                     --
                                                               2001        1.000           0.893                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.648           0.873                     --
                                                               2002        0.872           0.648                     --
                                                               2001        1.000           0.872                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.770           1.003                     --
                                                               2002        0.958           0.770                     --
                                                               2001        1.000           0.958                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.653           0.882                     --
                                                               2002        0.930           0.653                     --
                                                               2001        1.000           0.930                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.039                     --
                                                               2002        1.000           0.844                   2,000

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2003        1.000           1.446                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.717           0.933                  22,614
                                                               2002        0.894           0.717                     --
                                                               2001        1.000           0.894                     --

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.761           0.933                     --
                                                               2002        0.938           0.761                     --
                                                               2001        1.000           0.938                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.027           1.130                     --
                                                               2002        0.996           1.027                     --
                                                               2001        1.000           0.996                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.697           0.876                     --
                                                               2002        0.912           0.697                     --
                                                               2001        1.000           0.912                     --

   Fundamental Value Portfolio (6/00)                          2003        0.709           0.968                     --
                                                               2002        0.916           0.709                     --
                                                               2001        1.000           0.916                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.556           0.737                     --
                                                               2002        0.785           0.556                     --
                                                               2001        1.000           0.785                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --
   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.118           1.156                     --
                                                               2002        1.042           1.118                     --
                                                               2001        1.000           1.042                     --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.564           0.733                     --
                                                               2002        0.814           0.564                     --
                                                               2001        1.000           0.814                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.727           0.920                     --
                                                               2002        0.897           0.727                     --
                                                               2001        1.000           0.897                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.828           1.220                     --
                                                               2002        1.029           0.828                     --
                                                               2001        1.000           1.029                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.694           0.949                     --
                                                               2002        0.941           0.694                     --
                                                               2001        1.000           0.941                     --

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Investors Fund - Class I (1/01)                             2003        0.704           0.917                     --
                                                               2002        0.930           0.704                     --
                                                               2001        1.000           0.930                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.600           0.879                  49,641
                                                               2002        0.933           0.600                     --
                                                               2001        1.000           0.933                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.655           0.796                     --
                                                               2002        0.899           0.655                     --
                                                               2001        1.000           0.899                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.656           0.867                     --
                                                               2002        0.911           0.656                     --
                                                               2001        1.000           0.911                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.372                     --
                                                               2002        1.000           1.061                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.245                     --
                                                               2002        1.000           1.038                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.390                     --
                                                               2002        1.000           1.074                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.357                     --
                                                               2002        1.000           1.069                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.794           1.025                  23,388
                                                               2002        0.937           0.794                     --
                                                               2001        1.000           0.937                     --

   Large Cap Portfolio (6/00)                                  2003        0.669           0.821                     --
                                                               2002        0.881           0.669                     --
                                                               2001        1.000           0.881                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.844           1.069                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.636           0.759                     --
                                                               2002        0.864           0.636                     --
                                                               2001        1.000           0.864                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.541           0.688                     --
                                                               2002        0.836           0.541                     --
                                                               2001        1.000           0.836                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.215                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.661           0.842                     --
                                                               2002        0.883           0.661                     --
                                                               2001        1.000           0.883                     --

   MFS Total Return Portfolio (7/00)                           2003        0.908           1.042                     --
                                                               2002        0.974           0.908                     --
                                                               2001        1.000           0.974                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.605           0.801                     --
                                                               2002        0.913           0.605                     --
                                                               2001        1.000           0.913                     --

   Smith Barney High Income Portfolio (8/00)                   2003        0.887           1.114                     --
                                                               2002        0.932           0.887                     --
                                                               2001        1.000           0.932                     --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.605           0.759                     --
                                                               2002        0.827           0.605                     --
                                                               2001        1.000           0.827                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.666           0.836                     --
                                                               2002        0.907           0.666                     --
                                                               2001        1.000           0.907                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.683           0.992                  26,366
                                                               2002        0.923           0.683                     --
                                                               2001        1.000           0.923                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.739           0.943                  25,663
                                                               2002        0.928           0.739                     --
                                                               2001        1.000           0.928                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.003           0.993                     --
                                                               2002        1.006           1.003                 115,989
                                                               2001        1.000           1.006                  58,410

   Strategic Equity Portfolio (6/00)                           2003        0.556           0.725                     --
                                                               2002        0.850           0.556                     --
                                                               2001        1.000           0.850                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.013           1.081                     --
                                                               2002        1.007           1.013                     --
                                                               2001        1.000           1.007                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.642           0.793                     --
                                                               2002        0.923           0.642                     --
                                                               2001        1.000           0.923                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.562           0.704                     --
                                                               2002        0.846           0.562                     --
                                                               2001        1.000           0.846                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.685           0.957                     --
                                                               2002        0.936           0.685                     --
                                                               2001        1.000           0.936                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.840           1.061                     --
                                                               2002        0.943           0.840                     --
                                                               2001        1.000           0.943                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.856           1.164                     --
                                                               2002        1.000           0.856                     --


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.70%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.184                  12,254

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.248                  55,990

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.150                  28,838

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.985           1.309                 144,510

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.292                 674,663

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.265               1,117,921

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.307                 158,368

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.223                 140,562

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.445                     688

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.285                 327,983

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.196                 671,165

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.110                 323,056

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.214                 298,686

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.316                 544,691

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.302                  27,299

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.333                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.242                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.257                  37,875

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                  11,362


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.045               1,146,936

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.244                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.257                  63,026

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.437                  92,122

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.312                 272,909

   Investors Fund - Class I (1/01)                             2003        0.959           1.247                 120,729

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.420                  86,086

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.169                  95,035

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.267                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.236                 636,759

   Large Cap Portfolio (6/00)                                  2003        0.967           1.185                  43,368

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.266                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.159                  30,330

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.233                  40,047

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.229                  36,030

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.130                 547,413

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.258                 947,548


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.263                 727,125

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.986           1.235                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.969           1.216                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.373                 205,485

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.246                 336,263

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.989                 538,435

   Strategic Equity Portfolio (6/00)                           2003        0.970           1.263                   3,196

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.081                 742,399

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.193                   3,437

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.960           1.201                  90,811

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.360                  81,449

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)                2003        0.992           1.251                 360,610

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.986           1.341                 213,509


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.621           0.764                     --
                                                               2002        0.907           0.621                     --
                                                               2001        1.000           0.907                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.021                     --
                                                               2002        1.000           0.786                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.601           0.729                   2,374
                                                               2002        0.885           0.601                     --
                                                               2001        1.000           0.885                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.749           0.995                     --
                                                               2002        0.893           0.749                     --
                                                               2001        1.000           0.893                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.647           0.869                     939
                                                               2002        0.871           0.647                     --
                                                               2001        1.000           0.871                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.768           0.999                     --
                                                               2002        0.957           0.768                     --
                                                               2001        1.000           0.957                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.651           0.878                     --
                                                               2002        0.929           0.651                     --
                                                               2001        1.000           0.929                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.843           1.036                     --
                                                               2002        1.000           0.843                     --

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2003        1.000           1.444                   1,599

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.715           0.929                     --
                                                               2002        0.894           0.715                     --
                                                               2001        1.000           0.894                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.760           0.930                     --
                                                               2002        0.937           0.760                     --
                                                               2001        1.000           0.937                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.025           1.126                     --
                                                               2002        0.995           1.025                     --
                                                               2001        1.000           0.995                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.695           0.873                  46,366
                                                               2002        0.912           0.695                     --
                                                               2001        1.000           0.912                     --

   Fundamental Value Portfolio (6/00)                          2003        0.708           0.964                     --
                                                               2002        0.915           0.708                     --
                                                               2001        1.000           0.915                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.554           0.734                     --
                                                               2002        0.785           0.554                     --
                                                               2001        1.000           0.785                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.257                   5,215

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.115           1.151                     --
                                                               2002        1.041           1.115                     --
                                                               2001        1.000           1.041                     --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.563           0.730                     --
                                                               2002        0.813           0.563                     --
                                                               2001        1.000           0.813                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.725           0.916                     --
                                                               2002        0.897           0.725                     --
                                                               2001        1.000           0.897                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.826           1.215                     --
                                                               2002        1.029           0.826                     --
                                                               2001        1.000           1.029                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.692           0.946                     867
                                                               2002        0.940           0.692                     --
                                                               2001        1.000           0.940                     --

   Investors Fund - Class I (1/01)                             2003        0.703           0.914                     --
                                                               2002        0.929           0.703                     --
                                                               2001        1.000           0.929                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.598           0.875                   3,414
                                                               2002        0.933           0.598                     --
                                                               2001        1.000           0.933                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.653           0.793                     --
                                                               2002        0.898           0.653                     --
                                                               2001        1.000           0.898                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.655           0.864                     --
                                                               2002        0.910           0.655                     --
                                                               2001        1.000           0.910                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.370                     --
                                                               2002        1.000           1.060                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.243                     --
                                                               2002        1.000           1.037                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.388                     --
                                                               2002        1.000           1.073                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.354                     --
                                                               2002        1.000           1.068                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.792           1.021                   1,123
                                                               2002        0.936           0.792                     --
                                                               2001        1.000           0.936                     --

   Large Cap Portfolio (6/00)                                  2003        0.668           0.818                  24,729
                                                               2002        0.880           0.668                     --
                                                               2001        1.000           0.880                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.843           1.066                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.635           0.756                     --
                                                               2002        0.863           0.635                     --
                                                               2001        1.000           0.863                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   MFS Emerging Growth Portfolio (2/00)                        2003        0.540           0.685                   4,808
                                                               2002        0.835           0.540                     --
                                                               2001        1.000           0.835                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.660           0.838                     --
                                                               2002        0.882           0.660                     --
                                                               2001        1.000           0.882                     --

   MFS Total Return Portfolio (7/00)                           2003        0.906           1.038                   4,840
                                                               2002        0.973           0.906                     --
                                                               2001        1.000           0.973                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.604           0.798                     --
                                                               2002        0.912           0.604                     --
                                                               2001        1.000           0.912                     --

   Smith Barney High Income Portfolio (8/00)                   2003        0.885           1.109                     --
                                                               2002        0.931           0.885                     --
                                                               2001        1.000           0.931                     --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.604           0.756                     --
                                                               2002        0.827           0.604                     --
                                                               2001        1.000           0.827                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.664           0.833                     --
                                                               2002        0.906           0.664                     --
                                                               2001        1.000           0.906                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.682           0.989                     --
                                                               2002        0.922           0.682                     --
                                                               2001        1.000           0.922                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.737           0.940                     --
                                                               2002        0.927           0.737                     --
                                                               2001        1.000           0.927                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.989                     --
                                                               2002        1.005           1.000                     --
                                                               2001        1.000           1.005                     --

   Strategic Equity Portfolio (6/00)                           2003        0.554           0.722                   1,584
                                                               2002        0.849           0.554                     --
                                                               2001        1.000           0.849                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.011           1.077                     --
                                                               2002        1.007           1.011                     --
                                                               2001        1.000           1.007                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.640           0.790                     --
                                                               2002        0.922           0.640                     --
                                                               2001        1.000           0.922                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.561           0.702                     --
                                                               2002        0.845           0.561                     --
                                                               2001        1.000           0.845                     --

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------


Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.683           0.953                     --
                                                               2002        0.935           0.683                     --
                                                               2001        1.000           0.935                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.838           1.057                     --
                                                               2002        0.942           0.838                     --
                                                               2001        1.000           0.942                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.855           1.161                     710
                                                               2002        1.000           0.855                     --


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.183                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.247                 132,792

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.148                  56,579

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.308                 234,527

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.291               1,160,688

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.263               1,336,803

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.306                 197,012

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                 124,736

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  23,210

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.284                 301,150

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.195                 722,211

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.109                 528,297

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.213                 406,638

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.315               1,059,002

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.301                  44,257


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                   5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                  66,009

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                  24,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  74,524

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044               1,810,590

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.242                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                  65,606

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                 213,538

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.311                 481,537

   Investors Fund - Class I (1/01)                             2003        0.959           1.246                 165,806

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.418                  89,952

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.168                 148,659

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.266                   7,783

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.251                 737,993
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        0.980           1.173                 844,272
                                                               2002        1.000           0.980                     --

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        0.963           1.244                  44,526
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        0.962           1.218                 187,143
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.235                 304,490

   Large Cap Portfolio (6/00)                                  2003        0.967           1.184                 153,454

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.265                  19,795

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.158                  32,716


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.232                 121,953

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                  27,826

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                  78,200

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.128               1,058,596

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  16,215

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.256               1,914,647

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.262                 630,255

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.986           1.234                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.969           1.215                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.371                 455,784

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.245                 752,823

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.988                 487,386

   Strategic Equity Portfolio (6/00)                           2003        0.970           1.262                  35,436

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.080                 297,782

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.192                  13,649

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.960           1.200                  64,821

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.359                 245,640

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.992           1.250                 320,164

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.986           1.339                 219,923


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.182                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                  17,683

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.147                   2,282

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.307                  21,601


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.289                 197,129

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.262                 218,397

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.305                  21,966

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.221                  81,165

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.283                  82,373

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.194                 123,883

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.108                  52,594

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.212                  55,919

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.314                 334,222

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.300                   4,552

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                  51,007

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                  75,311

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  52,544

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.043                 267,269

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.241                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.254                  11,369

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.434                  17,932

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.310                  78,881

   Investors Fund - Class I (1/01)                             2003        0.959           1.245                  24,131

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.417                  60,634

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.167                  32,197

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.265                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.250                 958,749
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        0.979           1.172                 616,544
                                                               2002        1.000           0.979                     --

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        0.963           1.243                  33,002
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        0.962           1.217                 162,388
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.234                  60,336

   Large Cap Portfolio (6/00)                                  2003        0.967           1.182                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.263                  49,152

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.157                     396

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.231                  70,268

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                  72,653

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.227                  24,489

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.127                 154,112

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  44,772

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.255                 456,033

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.260                 139,546

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.986           1.233                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.969           1.213                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.370                 124,291

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.244                 189,632

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.987                 184,101

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.261                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.079                  45,940

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.191                  50,348

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.960           1.199                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.358                   5,372

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.992           1.249                  36,767

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.986           1.338                  38,544


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.147                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.306                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.289                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.261                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.304                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                     --

   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2003        1.000           1.443                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.282                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.193                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.107                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.211                     --

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.313                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.299                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                     --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.309                     --

   Investors Fund - Class I (1/01)                             2003        0.959           1.244                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.416                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.264                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                     --
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                     --
                                                               2002        1.000           0.979                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.242                     --
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                     --
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.233                     --

   Large Cap Portfolio (6/00)                                  2003        0.967           1.182                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.263                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.156                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.230                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                     --

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.127                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.254                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.260                     --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.986           1.232                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.969           1.213                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.369                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.243                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.987                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.260                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.078                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.190                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.959           1.198                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.357                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)                2003        0.992           1.248                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.986           1.337                     --


                                VINTAGE II (TIC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.963           1.181                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.146                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.305                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.288                   2,719

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.261                  16,467

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.303                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.281                  24,859

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.193                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.106                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.211                     --

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.312                     832

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                     574

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  29,542

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  14,239

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.958           1.240                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.308                     --

   Investors Fund - Class I (1/01)                             2003        0.958           1.243                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.415                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 152,451
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                  72,172
                                                               2002        1.000           0.979                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                     --
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        0.962           1.216                     --
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.232                     --

   Large Cap Portfolio (6/00)                                  2003        0.967           1.181                     616

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.262                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.156                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.229                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                     --

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.126                     635

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.254                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.259                     --

   Smith Barney International All Cap Growth
   Portfolio (3/00)                                            2003        0.986           1.231                     --

   Smith Barney Large Cap Value Portfolio (6/00)               2003        0.969           1.212                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.369                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.242                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.986                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.260                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.078                   1,913

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.190                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.959           1.198                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.991           1.247                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (7/02)                  2003        0.986           1.336                     536


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund - Series I is no longer AIM available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                   3,941

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.604           0.734                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.752           1.002                  48,343

   Growth Fund - Class 2 Shares (2/00)                         2003        0.649           0.875                 109,171

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.771           1.005                  64,249

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.654           0.884                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.041                  40,328

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.447                     664

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.718           0.935                   1,815

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.763           0.936                  21,107

   Diversified Strategic Income Portfolio (7/00)               2003        1.029           1.133                   1,196

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.698           0.878                     --

   Fundamental Value Portfolio (6/00)                          2003        0.710           0.970                  30,172

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.556           0.739                   2,441

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.335                   2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.244                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.259                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.068                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                  19,465

   Total Return Portfolio - Administrative Class (5/01)        2003        1.120           1.159                  57,268

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.728           0.922                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.829           1.223                   4,897

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.695           0.952                     --

   Investors Fund - Class I (1/01)                             2003        0.705           0.920                  14,535

   Small Cap Growth Fund - Class I (3/00)                      2003        0.601           0.881                   2,108

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.656           0.798                   3,387

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.657           0.869                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.392                     --
                                                               2002        1.000           1.074                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.359                     749
                                                               2002        1.000           1.069                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.795           1.027                   1,236

   Large Cap Portfolio (6/00)                                  2003        0.670           0.823                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.845           1.071                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.637           0.761                     132

   MFS Emerging Growth Portfolio (2/00)                        2003        0.542           0.689                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                      64

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.662           0.844                     --

   MFS Total Return Portfolio (7/00)                           2003        0.910           1.044                 134,780



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.606           0.803                  68,808

   Smith Barney High Income Portfolio (8/00)                   2003        0.889           1.116                  24,446

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.684           0.995                  16,090

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.740           0.946                  46,991

   Smith Barney Money Market Portfolio (2/00)                  2003        1.004           0.996                   4,691

   Strategic Equity Portfolio (6/00)                           2003        0.556           0.727                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.015           1.084                   1,150

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.643           0.795                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.563           0.706                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.686           0.959                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.842           1.064                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.856           1.166                   6,840


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.55%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.787           1.025                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.511           0.621                  28,250

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.686           0.914                  31,673

   Growth Fund - Class 2 Shares (2/00)                         2003        0.719           0.969                  27,545

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.896           1.169                  55,704

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.585           0.790                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.844           1.040                  65,759

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.446                   2,084



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.710           0.925                   8,660

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.786           0.964                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.060           1.166                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.628           0.790                   3,916

   Fundamental Value Portfolio (6/00)                          2003        0.889           1.214                  61,484

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.283           0.376                   4,179

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.334                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.243                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.258                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.047                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.130           1.168                   8,992

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.694           0.879                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.875           1.289                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.890           1.218                     --

   Investors Fund - Class I (1/01)                             2003        0.835           1.088                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.770           1.129                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.650           0.791                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.644           0.852                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.061           1.373                     --
                                                               2002        1.000           1.061                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.038           1.246                     --
                                                               2002        1.000           1.038                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.074           1.391                     --
                                                               2002        1.000           1.074                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.069           1.358                     --
                                                               2002        1.000           1.069                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.848           1.095                   1,373

   Large Cap Portfolio (6/00)                                  2003        0.555           0.681                  13,468

   Lazard International Stock Portfolio (3/02)                 2003        0.845           1.070                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.555           0.662                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.458           0.583                  12,511

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.216                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.647           0.824                     --

   MFS Total Return Portfolio (7/00)                           2003        1.053           1.209                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.863           1.143                  34,451

   Smith Barney High Income Portfolio (8/00)                   2003        0.830           1.043                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.637           0.925                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.960           1.226                   9,354

   Smith Barney Money Market Portfolio (2/00)                  2003        1.069           1.059                     490

   Strategic Equity Portfolio (6/00)                           2003        0.508           0.663                  24,675

   Travelers Managed Income Portfolio (7/00)                   2003        1.116           1.192                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.519           0.641                  16,759

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.533           0.668                   6,938

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.691           0.966                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.804           1.017                  10,056

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.856           1.165                   5,974


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.122                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        1.000           1.095                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        1.000           1.189                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        1.000           1.151                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        1.000           1.149                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        1.000           1.194                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.119                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.265                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        1.000           1.177                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        1.000           1.121                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.000           1.059                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        1.000           1.132                     --

   Fundamental Value Portfolio (6/00)                          2003        1.000           1.171                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.144                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.175                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.142                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.158                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.048                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.026                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.182                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.238                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        1.000           1.172                     --

   Investors Fund - Class I (1/01)                             2003        1.000           1.149                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        1.000           1.239                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.103                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.153                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.131                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.091                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.142                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.124                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        1.000           1.134                     --

   Large Cap Portfolio (6/00)                                  2003        1.000           1.125                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.000           1.160                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        1.000           1.091                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        1.000           1.107                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.129                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.138                     --

   MFS Total Return Portfolio (7/00)                           2003        1.000           1.080                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.999                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        1.000           1.138                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.000           1.103                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        1.000           1.171                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        1.000           1.160                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.996                     --

   Strategic Equity Portfolio (6/00)                           2003        1.000           1.118                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.000           1.031                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        1.000           1.130                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        1.000           1.117                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.237                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        1.000           1.143                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        1.000           1.200                     --


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.70%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.248                  55,990

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.150                  28,838

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.985           1.309                 144,510

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.292                 674,663

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.265               1,117,921

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.307                 158,368

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.223                 140,562

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.445                     688

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.285                 327,983

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.196                 671,165

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.110                 323,056

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.214                 298,686



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
   Fundamental Value Portfolio (6/00)                          2003        0.966           1.316                 544,691

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.302                  27,299

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.333                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.242                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.257                  37,875

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                  11,362

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.045               1,146,936

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.257                  63,026

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.437                  92,122

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.312                 272,909

   Investors Fund - Class I (1/01)                             2003        0.959           1.247                 120,729

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.420                  86,086

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.169                  95,035

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.267                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.236                 636,759

   Large Cap Portfolio (6/00)                                  2003        0.967           1.185                  43,368

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.266                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.159                  30,330

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.233                  40,047

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.229                  36,030

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.130                 547,413

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.258                 947,548

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.263                 727,125

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.373                 205,485

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.246                 336,263

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.989                 538,435

   Strategic Equity Portfolio (6/00)                           2003        0.970           1.263                   3,196

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.081                 742,399

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.193                   3,437

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.960           1.201                  90,811

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.360                  81,449

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.992           1.251                 360,610

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.341                 213,509


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.80%



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.247                 132,792

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.148                  56,579

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.308                 234,527

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.291               1,160,688

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.263               1,336,803

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.306                 197,012

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.222                 124,736

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                  23,210

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.284                 301,150

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.195                 722,211

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.109                 528,297

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.213                 406,638

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.315               1,059,002

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.301                  44,257

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                   5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                  66,009

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                  24,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                  74,524

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.044               1,810,590

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.255                  65,606



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.436                 213,538

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.311                 481,537

   Investors Fund - Class I (1/01)                             2003        0.959           1.246                 165,806

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.418                  89,952

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.168                 148,659

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.266                   7,783

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.251                 737,993
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.980           1.173                 844,272
                                                               2002        1.000           0.980                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.244                  44,526
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.218                 187,143
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.235                 304,490

   Large Cap Portfolio (6/00)                                  2003        0.967           1.184                 153,454

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.265                  19,795

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.158                  32,716

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.232                 121,953

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.214                  27,826

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.228                  78,200

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.128               1,058,596

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  16,215

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.256               1,914,647

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.262                 630,255

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.371                 455,784



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.245                 752,823

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.988                 487,386

   Strategic Equity Portfolio (6/00)                           2003        0.970           1.262                  35,436

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.080                 297,782

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.192                  13,649

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.960           1.200                  64,821

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.359                 245,640

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.992           1.250                 320,164

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.339                 219,923


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.85%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.786           1.019                 134,576

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.803           0.973                  40,191

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.995           1.322                 338,279

   Growth Fund - Class 2 Shares (2/00)                         2003        0.918           1.233               1,910,413

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.916           1.191               2,541,469

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.859           1.158                 247,570

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.035                 482,403

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.907           1.177                 254,384

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.920           1.125               2,308,725

   Diversified Strategic Income Portfolio (7/00)               2003        1.041           1.142                 729,132



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.870           1.091               1,068,257

   Fundamental Value Portfolio (6/00)                          2003        0.906           1.233               1,683,561

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.817           1.081                 131,035

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                 233,173

   Total Return Portfolio - Administrative Class (5/01)        2003        1.074           1.107              10,441,947

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.919           1.160                 186,378

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.980           1.439                 376,864

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.829           1.132               1,213,718

   Investors Fund - Class I (1/01)                             2003        0.856           1.112                 738,841

   Small Cap Growth Fund - Class I (3/00)                      2003        0.805           1.176                 267,896

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.819           0.993                  60,101

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.861           1.135                  33,703

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.955           1.229               1,497,940

   Large Cap Portfolio (6/00)                                  2003        0.862           1.055                 525,495

   Lazard International Stock Portfolio (3/02)                 2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.846           1.006                 438,531

   MFS Emerging Growth Portfolio (2/00)                        2003        0.787           0.997                 112,048

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                  14,955

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.901           1.144                 277,176

   MFS Total Return Portfolio (7/00)                           2003        1.005           1.150               3,403,681

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.802           1.059               2,216,985

   Smith Barney High Income Portfolio (8/00)                   2003        0.985           1.234               1,341,664

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.872           1.264               1,110,282

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.979           1.247                 544,924

   Smith Barney Money Market Portfolio (2/00)                  2003        0.995           0.983               2,901,484

   Strategic Equity Portfolio (6/00)                           2003        0.749           0.974                 137,627

   Travelers Managed Income Portfolio (7/00)                   2003        0.984           1.047               2,134,736

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.828           1.021                  78,814

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.752           0.940                  68,581

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.887           1.236                 145,645

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)                2003        0.995           1.254                 855,032

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.854           1.159               1,203,368


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.90%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                  17,683

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.147                   2,282

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.307                  21,601

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.289                 197,129

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.262                 218,397

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.305                  21,966

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.221                  81,165

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.283                  82,373

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.194                 123,883

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.108                  52,594

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.212                  55,919

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.314                 334,222

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.300                   4,552

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                  51,007

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                  75,311

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  52,544

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.043                 267,269

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.254                  11,369



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.434                  17,932

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.310                  78,881

   Investors Fund - Class I (1/01)                             2003        0.959           1.245                  24,131

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.417                  60,634

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.167                  32,197

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.265                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.250                 958,749
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.172                 616,544
                                                               2002        1.000           0.979                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.243                  33,002
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.217                 162,388
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.234                  60,336

   Large Cap Portfolio (6/00)                                  2003        0.967           1.182                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.263                  49,152

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.157                     396

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.231                  70,268

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                  72,653

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.227                  24,489

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.127                 154,112

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                  44,772

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.255                 456,033

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.260                 139,546



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.370                 124,291

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.244                 189,632

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.987                 184,101

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.261                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.079                  45,940

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.191                  50,348

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.960           1.199                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.975           1.358                   5,372

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.992           1.249                  36,767

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.338                  38,544


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.245                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.147                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.306                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.289                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.261                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.304                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.282                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.193                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.107                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.211                     --

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.313                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.299                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.309                     --

   Investors Fund - Class I (1/01)                             2003        0.959           1.244                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.416                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.264                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                     --
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                     --
                                                               2002        1.000           0.979                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.242                     --
                                                               2002        1.000           0.963                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                     --
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.233                     --

   Large Cap Portfolio (6/00)                                  2003        0.967           1.182                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.263                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.156                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.230                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                     --

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.127                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.254                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.260                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.369                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.243                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.987                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.260                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.078                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.190                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.959           1.198                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.357                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.992           1.248                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.337                     --


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.785           1.016                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.801           0.968                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.993           1.316                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.916           1.227                  13,689

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.914           1.186                  88,389

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.857           1.153                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.904           1.172                  10,166

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.918           1.120                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.039           1.137                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.867           1.086                     --

   Fundamental Value Portfolio (6/00)                          2003        0.904           1.227                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.815           1.076                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (5/01)        2003        1.071           1.102                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917           1.155                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.827           1.127                     --

   Investors Fund - Class I (1/01)                             2003        0.854           1.107                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.802           1.171                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.817           0.989                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.859           1.130                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.365                  79,503
                                                               2002        1.000           1.060                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.238                  34,419
                                                               2002        1.000           1.037                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.382                     --
                                                               2002        1.000           1.073                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.349                     --
                                                               2002        1.000           1.068                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.952           1.224                  35,771

   Large Cap Portfolio (6/00)                                  2003        0.860           1.050                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.842           1.060                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.844           1.002                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.785           0.993                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.899           1.139                     --

   MFS Total Return Portfolio (7/00)                           2003        1.002           1.144                  74,835

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.800           1.054                     --

   Smith Barney High Income Portfolio (8/00)                   2003        0.983           1.228                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.870           1.258                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.976           1.241                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        0.992           0.978                     --

   Strategic Equity Portfolio (6/00)                           2003        0.747           0.970                     --

   Travelers Managed Income Portfolio (7/00)                   2003        0.981           1.042                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.826           1.016                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.750           0.935                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.885           1.231                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)                2003        0.992           1.248                  13,584

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.853           1.155                     --


                           VINTAGE II SERIES II (TIC)

                         SEPARATE ACCOUNT CHARGES 2.10%


                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.120                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        1.000           1.093                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        1.000           1.187                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        1.000           1.149                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        1.000           1.147                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        1.000           1.192                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.263                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        1.000           1.175                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        1.000           1.119                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.000           1.057                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        1.000           1.130                     --

   Fundamental Value Portfolio (6/00)                          2003        1.000           1.169                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.142                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.173                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.156                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.046                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        1.000           1.170                     --

   Investors Fund - Class I (1/01)                             2003        1.000           1.147                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        1.000           1.236                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                     --



                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR           END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.129                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.089                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        1.000           1.132                     --

   Large Cap Portfolio (6/00)                                  2003        1.000           1.123                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.000           1.158                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        1.000           1.090                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        1.000           1.105                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.127                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                     --

   MFS Total Return Portfolio (7/00)                           2003        1.000           1.078                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        1.000           1.136                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.000           1.101                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        1.000           1.169                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        1.000           1.158                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.994                     --

   Strategic Equity Portfolio (6/00)                           2003        1.000           1.116                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.000           1.029                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        1.000           1.128                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        1.000           1.115                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        1.000           1.141                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        1.000           1.198                     --


                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                 VINTAGE 3 (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%


                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2003        0.780           0.956                     --
                                                               2002        1.142           0.780                     --
                                                               2001        1.000           1.142                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (6/02)                                              2003        0.785           1.016                     --
                                                               2002        1.000           0.785                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2003        0.801           0.968                     --
                                                               2002        1.182           0.801                     --
                                                               2001        1.000           1.182                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2003        0.993           1.316                     --
                                                               2002        1.187           0.993                     --
                                                               2001        1.000           1.187                     --

   Growth Fund - Class 2 Shares (12/01)                        2003        0.916           1.227                  13,689
                                                               2002        1.237           0.916                     --
                                                               2001        1.000           1.237                     --

   Growth-Income Fund - Class 2 Shares (12/01)                 2003        0.914           1.186                  88,389
                                                               2002        1.143           0.914                     --
                                                               2001        1.000           1.143                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (5/02)             2003        0.857           1.153                     --
                                                               2002        1.227           0.857                     --
                                                               2001        1.000           1.227                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                     --
                                                               2002        1.000           0.841                     --
   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                   4,181

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2003        0.904           1.172                  10,166
                                                               2002        1.134           0.904                     --
                                                               2001        1.000           1.134                     --

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2003        0.918           1.120                     --
                                                               2002        1.136           0.918                     --
                                                               2001        1.000           1.136                     --

   Diversified Strategic Income Portfolio (3/02)               2003        1.039           1.137                     --
                                                               2002        1.011           1.039                     --
                                                               2001        1.000           1.011                     --

   Equity Index Portfolio - Class II Shares (6/02)             2003        0.867           1.086                     --
                                                               2002        1.141           0.867                     --
                                                               2001        1.000           1.141                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Fundamental Value Portfolio (2/02)                          2003        0.904           1.227                     --
                                                               2002        1.172           0.904                     --
                                                               2001        1.000           1.172                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2003        0.815           1.076                     --
                                                               2002        1.158           0.815                     --
                                                               2001        1.000           1.158                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (2/02)        2003        1.071           1.102                     --
                                                               2002        1.002           1.071                     --
                                                               2001        1.000           1.002                     --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2003        0.850           1.100                     --
                                                               2002        1.233           0.850                     --
                                                               2001        1.000           1.233                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2003        0.917           1.155                     --
                                                               2002        1.137           0.917                     --
                                                               2001        1.000           1.137                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2003        0.977           1.433                     --
                                                               2002        1.220           0.977                     --
                                                               2001        1.000           1.220                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2003        0.827           1.127                     --
                                                               2002        1.127           0.827                     --
                                                               2001        1.000           1.127                     --

   Investors Fund - Class I (2/02)                             2003        0.854           1.107                     --
                                                               2002        1.133           0.854                     --
                                                               2001        1.000           1.133                     --

   Small Cap Growth Fund - Class I (5/02)                      2003        0.802           1.171                     --
                                                               2002        1.255           0.802                     --
                                                               2001        1.000           1.255                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (9/02)                2003        0.817           0.989                     --
                                                               2002        1.127           0.817                     --
                                                               2001        1.000           1.127                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02)                                            2003        0.859           1.130                     --
                                                               2002        1.197           0.859                     --
                                                               2001        1.000           1.197                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.365                  79,503
                                                               2002        1.000           1.060                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.238                  34,419
                                                               2002        1.000           1.037                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.382                     --
                                                               2002        1.000           1.073                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.349                     --
                                                               2002        1.000           1.068                     --

The Travelers Series Trust
   Equity Income Portfolio (5/02)                              2003        0.952           1.224                  35,771
                                                               2002        1.129           0.952                     --
                                                               2001        1.000           1.129                     --

   Large Cap Portfolio (6/02)                                  2003        0.860           1.050                     --
                                                               2002        1.137           0.860                     --
                                                               2001        1.000           1.137                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.842           1.060                     --

   Merrill Lynch Large Cap Core Portfolio (8/02)               2003        0.844           1.002                     --
                                                               2002        1.151           0.844                     --
                                                               2001        1.000           1.151                     --

   MFS Emerging Growth Portfolio (8/02)                        2003        0.785           0.993                     --
                                                               2002        1.218           0.785                     --
                                                               2001        1.000           1.218                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2003        0.899           1.139                     --
                                                               2002        1.206           0.899                     --
                                                               2001        1.000           1.206                     --

   MFS Total Return Portfolio (2/02)                           2003        1.002           1.144                  74,835
                                                               2002        1.080           1.002                     --
                                                               2001        1.000           1.080                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Smith Barney Aggressive Growth Portfolio (12/01)            2003        0.800           1.054                     --
                                                               2002        1.212           0.800                     --
                                                               2001        1.000           1.212                     --

   Smith Barney High Income Portfolio (3/02)                   2003        0.983           1.228                     --
                                                               2002        1.037           0.983                     --
                                                               2001        1.000           1.037                     --

   Smith Barney International All Cap Growth
   Portfolio (8/02)                                            2003        0.850           1.062                     --
                                                               2002        1.168           0.850                     --
                                                               2001        1.000           1.168                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Smith Barney Large Cap Value Portfolio (2/02)               2003        0.804           1.005                     --
                                                               2002        1.101           0.804                     --
                                                               2001        1.000           1.101                     --

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2003        0.870           1.258                     --
                                                               2002        1.181           0.870                     --
                                                               2001        1.000           1.181                     --

   Smith Barney Mid Cap Core Portfolio (2/02)                  2003        0.976           1.241                     --
                                                               2002        1.232           0.976                     --
                                                               2001        1.000           1.232                     --

   Smith Barney Money Market Portfolio (4/02)                  2003        0.992           0.978                     --
                                                               2002        1.000           0.992                     --
                                                               2001        1.000           1.000                     --

   Strategic Equity Portfolio (4/02)                           2003        0.747           0.970                     --
                                                               2002        1.148           0.747                     --
                                                               2001        1.000           1.148                     --

   Travelers Managed Income Portfolio (3/02)                   2003        0.981           1.042                     --
                                                               2002        0.980           0.981                     --
                                                               2001        1.000           0.980                     --

   Van Kampen Enterprise Portfolio (1/00)                      2003        0.826           1.016                     --
                                                               2002        1.193           0.826                     --
                                                               2001        1.000           1.193                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2003        0.750           0.935                     --
                                                               2002        1.134           0.750                     --
                                                               2001        1.000           1.134                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02)                                            2003        0.885           1.231                     --
                                                               2002        1.215           0.885                     --
                                                               2001        1.000           1.215                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/02)               2003        0.992           1.248                  13,584
                                                               2002        1.118           0.992                     --
                                                               2001        1.000           1.118                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.853           1.155                     --
                                                               2002        1.000           0.853                     --



                                 VINTAGE 3 (TIC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2003        0.963           1.178                  10,027

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (6/02)                                              2003        0.960           1.241                 324,534



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/02)                  2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (12/01)                        2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (12/01)                 2003        0.971           1.257               2,985,394

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (5/02)             2003        0.969           1.300                 297,552

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund - Class 2 Shares (5/02)   2003        0.989           1.278                 519,279

Greenwich Street Series Fund
   Appreciation Portfolio (2/02)                               2003        0.977           1.190               1,561,246

   Diversified Strategic Income Portfolio (3/02)               2003        1.010           1.103                 887,819

   Equity Index Portfolio - Class II Shares (6/02)             2003        0.967           1.208               1,148,700

   Fundamental Value Portfolio (2/02)                          2003        0.966           1.309               2,834,488

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (4/02)            2003        0.983           1.295                   9,106

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042                 364,430

   Total Return Portfolio - Administrative Class (2/02)        2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2003        0.958           1.237                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2003        0.960           1.305               1,303,133

   Investors Fund - Class I (2/02)                             2003        0.958           1.240                 657,293

   Small Cap Growth Fund - Class I (5/02)                      2003        0.970           1.412                 195,339



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (9/02)                2003        0.963           1.163                 171,776

   Smith Barney Premier Selections All Cap Growth
   Portfolio (4/02)                                            2003        0.960           1.260                  15,353

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.245               3,309,858
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
     and Value (10/02)                                         2003        0.979           1.168               2,672,484
                                                               2002        1.000           0.979                     --

   Multiple Discipline Portfolio - Global All Cap Growth
     and Value (10/02)                                         2003        0.962           1.238                 490,264
                                                               2002        1.000           0.962                     --

   Multiple Discipline Portfolio - Large Cap Growth and
     Value (10/02)                                             2003        0.961           1.213                 576,357
                                                               2002        1.000           0.961                     --

The Travelers Series Trust
   Equity Income Portfolio (5/02)                              2003        0.958           1.229                 933,491

   Large Cap Portfolio (6/02)                                  2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (8/02)               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (8/02)                        2003        0.971           1.226                 131,311

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                   4,367

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (2/02)                           2003        0.986           1.123               3,040,252

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  14,435

   Smith Barney Aggressive Growth Portfolio (12/01)            2003        0.951           1.250               2,994,791

   Smith Barney High Income Portfolio (3/02)                   2003        1.007           1.256               1,647,756

   Smith Barney International All Cap Growth
   Portfolio (8/02)                                            2003        0.986           1.228                  16,617

   Smith Barney Large Cap Value Portfolio (2/02)               2003        0.969           1.209                  36,575

   Smith Barney Large Capitalization Growth Portfolio (2/02)   2003        0.946           1.365               1,176,777

   Smith Barney Mid Cap Core Portfolio (2/02)                  2003        0.977           1.239                 733,971

   Smith Barney Money Market Portfolio (4/02)                  2003        0.999           0.984                 888,448

   Strategic Equity Portfolio (4/02)                           2003        0.969           1.256                 331,406

   Travelers Managed Income Portfolio (3/02)                   2003        1.014           1.075               1,389,623

   Van Kampen Enterprise Portfolio (1/00)                      2003        0.966           1.186                 157,881



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (4/02)           2003        0.959           1.195                  55,188

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/02)                                            2003        0.974           1.353                 162,355

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/02)               2003        0.991           1.244               1,112,778

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.333                 731,326



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund - Series I is no longer AIM available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                           PORTFOLIO ARCHITECT 3 (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.775           0.949                     --
                                                               2002        1.000           0.775                     --

   Money Market Portfolio (3/02)                               2003        0.995           0.982                     --
                                                               2002        1.000           0.995                     --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2003        0.780           0.956                     --
                                                               2002        1.142           0.780                     --
                                                               2001        1.000           1.142                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2003        0.801           0.968                     --
                                                               2002        1.182           0.801                     --
                                                               2001        1.000           1.182                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.993           1.316                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.916           1.227                  13,689

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.914           1.186                  88,389

Credit Suisse Trust
   Emerging Markets Portfolio (3/02)                           2003        0.799           1.119                     --
                                                               2002        1.000           0.799                     --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        0.952           1.250                     --
                                                               2002        1.000           0.952                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.798           0.948                     --
                                                               2002        1.000           0.798                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.751           0.969                     --
                                                               2002        1.000           0.751                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                     --
                                                               2002        1.000           0.841                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                   4,181

   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2003        0.788           1.020                     --
                                                               2002        1.000           0.788                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2003        0.867           1.086                     --
                                                               2002        1.141           0.867                     --
                                                               2001        1.000           1.141                     --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (1/00)                                               2003        0.754           1.035                     --
                                                               2002        1.000           0.754                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2003        0.797           1.016                     --
                                                               2002        1.000           0.797                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.911           1.015                     --
                                                               2002        1.000           0.911                     --

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.733           0.907                     --
                                                               2002        1.000           0.733                     --

   Global Technology Portfolio - Service Shares (3/02)         2003        0.623           0.894                     --
                                                               2002        1.000           0.623                     --

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.738           0.894                     --
                                                               2002        1.000           0.738                     --
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (2/02)        2003        1.071           1.102                     --
                                                               2002        1.002           1.071                     --
                                                               2001        1.000           1.002                     --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2003        0.850           1.100                     --
                                                               2002        1.233           0.850                     --
                                                               2001        1.000           1.233                     --

   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2003        0.917           1.155                     --
                                                               2002        1.137           0.917                     --
                                                               2001        1.000           1.137                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2003        0.977           1.433                     --
                                                               2002        1.220           0.977                     --
                                                               2001        1.000           1.220                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2003        0.827           1.127                     --
                                                               2002        1.127           0.827                     --
                                                               2001        1.000           1.127                     --

   Investors Fund - Class I (2/02)                             2003        0.854           1.107                     --
                                                               2002        1.133           0.854                     --
                                                               2001        1.000           1.133                     --

   Large Cap Growth Fund - Class I (8/02)                      2003        0.797           1.128                     --
                                                               2002        1.000           0.797                     --

   Small Cap Growth Fund - Class I (5/02)                      2003        0.802           1.171                     --
                                                               2002        1.255           0.802                     --
                                                               2001        1.000           1.255                     --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.935           1.156                     --
                                                               2002        1.000           0.935                     --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.792           1.038                     --
                                                               2002        1.000           0.792                     --

   Equity Income Portfolio (5/02)                              2003        0.952           1.224                  35,771
                                                               2002        1.129           0.952                     --
                                                               2001        1.000           1.129                     --

   Federated High Yield Portfolio (3/02)                       2003        0.990           1.187                     --
                                                               2002        1.000           0.990                     --

   Federated Stock Portfolio (3/02)                            2003        0.781           0.977                     --
                                                               2002        1.000           0.781                     --

   Large Cap Portfolio (6/02)                                  2003        0.860           1.050                     --
                                                               2002        1.137           0.860                     --
                                                               2001        1.000           1.137                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.842           1.060                     --
                                                               2002        1.000           0.842                     --
   Merrill Lynch Large Cap Core Portfolio (8/02)               2003        0.844           1.002                     --
                                                               2002        1.151           0.844                     --
                                                               2001        1.000           1.151                     --

   MFS Emerging Growth Portfolio (8/02)                        2003        0.785           0.993                     --
                                                               2002        1.218           0.785                     --
                                                               2001        1.000           1.218                     --

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.548           0.736                     --
                                                               2002        1.000           0.548                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

   Travelers Quality Bond Portfolio (3/02)                     2003        1.054           1.104                     --
                                                               2002        1.000           1.054                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2003        0.899           1.139                     --
                                                               2002        1.206           0.899                     --
                                                               2001        1.000           1.206                     --

   MFS Total Return Portfolio (2/02)                           2003        1.002           1.144                  74,835
                                                               2002        1.080           1.002                     --
                                                               2001        1.000           1.080                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Strategic Equity Portfolio (4/02)                           2003        0.747           0.970                     --
                                                               2002        1.148           0.747                     --
                                                               2001        1.000           1.148                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.764           0.979                     --
                                                               2002        1.000           0.764                     --

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.722           0.889                     --
                                                               2002        1.000           0.722                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.865           1.087                     --
                                                               2002        1.000           0.865                     --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.862           1.055                     --
                                                               2002        1.000           0.862                     --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.853           1.155                     --
                                                               2002        1.000           0.853                     --


                           PORTFOLIO ARCHITECT 3 (TIC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.968           1.183                  62,369

   Money Market Portfolio (3/02)                               2003        0.999           0.985                 175,479

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (10/02)             2003        0.963           1.178                  10,027

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (5/02)                                              2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (2/00)                         2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.257               2,985,394



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Credit Suisse Trust
   Emerging Markets Portfolio (3/02)                           2003        0.982           1.372                     --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        1.005           1.317                 141,660

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.971           1.150                  52,034

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.976           1.257                   1,278

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                  91,391

   Templeton Growth Securities Fund - Class 2 Shares (8/02)    2003        0.976           1.262                 206,659

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/02)             2003        0.967           1.208               1,148,700

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (1/00)                                               2003        0.949           1.300                 288,920

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (1/00)                                               2003        0.967           1.231                  33,006

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.994           1.105                  86,032

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.988           1.219                     --

   Global Technology Portfolio - Service Shares (3/02)         2003        0.944           1.352                  10,065

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.980           1.185                   8,044

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042                 364,430

   Total Return Portfolio - Administrative Class (2/02)        2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (1/00)    2003        0.958           1.237                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Putnam VT International Equity Fund - Class IB
   Shares (5/02)                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (3/02)     2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (12/01)                              2003        0.960           1.305               1,303,133

   Investors Fund - Class I (2/02)                             2003        0.958           1.240                 657,293

   Large Cap Growth Fund - Class I (8/02)                      2003        0.961           1.358                 134,650

   Small Cap Growth Fund - Class I (5/02)                      2003        0.970           1.412                 195,339

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.995           1.229                  86,197

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.977           1.278                  54,733

   Equity Income Portfolio (5/02)                              2003        0.958           1.229                 933,491

   Federated High Yield Portfolio (3/02)                       2003        1.003           1.201                 126,472

   Federated Stock Portfolio (3/02)                            2003        0.978           1.220                  99,922

   Large Cap Portfolio (6/02)                                  2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (8/02)               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (8/02)                        2003        0.971           1.226                 131,311

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.974           1.305                 138,108

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                   4,367

   Travelers Quality Bond Portfolio (3/02)                     2003        1.014           1.061                 143,526

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/02)                   2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (2/02)                           2003        0.986           1.123               3,040,252

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  14,435

   Strategic Equity Portfolio (4/02)                           2003        0.969           1.256                 331,406

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.974           1.246                  89,375

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.966           1.187                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.991           1.242                 313,047



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.953           1.164                  61,618

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.333                 731,326



                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                           PORTFOLIO ARCHITECT L (TIC)

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.777           0.952                   5,296

   Money Market Portfolio (3/02)                               2003        0.996           0.986                 146,533

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.803           0.973                  40,191

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.995           1.322                 338,279

   Growth Fund - Class 2 Shares (2/00)                         2003        0.918           1.233               1,910,413

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.916           1.191               2,541,469

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        0.953           1.255                 261,390

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.799           0.951                 147,390

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.752           0.972                  47,049

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.035                 482,403

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.444                   6,032

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.789           1.024                  96,803

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2003        0.870           1.091               1,068,257

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.755           1.039                   9,531

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.798           1.019                 118,746

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.912           1.018                 936,861

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.734           0.910                  10,786

   Global Technology Portfolio - Service Shares (3/02)         2003        0.624           0.897                  73,480

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.739           0.898                  12,190



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 171,217

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                 233,173

   Total Return Portfolio - Administrative Class (5/01)        2003        1.074           1.107              10,441,947

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.919           1.160                 186,378

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.980           1.439                 376,864

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.829           1.132               1,213,718

   Investors Fund - Class I (1/01)                             2003        0.856           1.112                 738,841

   Large Cap Growth Fund - Class I (5/02)                      2003        0.798           1.132                  31,304

   Small Cap Growth Fund - Class I (3/00)                      2003        0.805           1.176                 267,896

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.936           1.160               1,506,911

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.793           1.042                  85,024

   Equity Income Portfolio (10/00)                             2003        0.955           1.229               1,497,940

   Federated High Yield Portfolio (3/02)                       2003        0.991           1.191                 117,943

   Federated Stock Portfolio (3/02)                            2003        0.782           0.980                 159,882

   Large Cap Portfolio (6/00)                                  2003        0.862           1.055                 525,495

   Lazard International Stock Portfolio (3/02)                 2003        0.843           1.064                  45,040

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.846           1.006                 438,531

   MFS Emerging Growth Portfolio (2/00)                        2003        0.787           0.997                 112,048

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.549           0.738                  79,566

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                  14,955

   Travelers Quality Bond Portfolio (3/02)                     2003        1.055           1.108                 631,330



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.901           1.144                 277,176

   MFS Total Return Portfolio (7/00)                           2003        1.005           1.150               3,403,681

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                   2,550

   Strategic Equity Portfolio (6/00)                           2003        0.749           0.974                 137,627

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.766           0.983                 472,048

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.723           0.893                   2,000

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.867           1.091                 328,539

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.863           1.059                  13,751

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.854           1.159               1,203,368


                           PORTFOLIO ARCHITECT L (TIC)

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.968           1.186                     --

   Money Market Portfolio (3/02)                               2003        1.000           0.988                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.147                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.306                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.289                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.261                     --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        1.005           1.321                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.971           1.154                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.976           1.261                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.443                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.265                     --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.211                     --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.304                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.235                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.994           1.109                     --

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.988           1.223                     --

   Global Technology Portfolio - Service Shares (3/02)         2003        0.944           1.357                     --

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.980           1.188                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.309                     --

   Investors Fund - Class I (1/01)                             2003        0.959           1.244                     --

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.362                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.416                     --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.996           1.233                     --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.977           1.282                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Equity Income Portfolio (10/00)                             2003        0.958           1.233                     --

   Federated High Yield Portfolio (3/02)                       2003        1.003           1.205                     --

   Federated Stock Portfolio (3/02)                            2003        0.978           1.224                     --

   Large Cap Portfolio (6/00)                                  2003        0.967           1.182                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.263                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.156                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.230                     --

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.974           1.309                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

   Travelers Quality Bond Portfolio (3/02)                     2003        1.014           1.064                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                     --

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.127                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.260                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.974           1.250                     --

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.966           1.191                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.991           1.246                     --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.953           1.168                     --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.337                     --


                           PORTFOLIO ARCHITECT L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.775           0.949                     --

   Money Market Portfolio (3/02)                               2003        0.995           0.982                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.801           0.968                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.993           1.316                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.916           1.227                  13,689

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.914           1.186                  88,389

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        0.952           1.250                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.798           0.948                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.751           0.969                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                   4,181

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.788           1.020                     --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2003        0.867           1.086                     --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.754           1.035                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.797           1.016                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.911           1.015                     --

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.733           0.907                     --

   Global Technology Portfolio - Service Shares (3/02)         2003        0.623           0.894                     --

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.738           0.894                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                  78,471



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Total Return Portfolio - Administrative Class (5/01)        2003        1.071           1.102                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917           1.155                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.827           1.127                     --

   Investors Fund - Class I (1/01)                             2003        0.854           1.107                     --

   Large Cap Growth Fund - Class I (5/02)                      2003        0.797           1.128                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.802           1.171                     --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.935           1.156                     --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.792           1.038                     --

   Equity Income Portfolio (10/00)                             2003        0.952           1.224                  35,771

   Federated High Yield Portfolio (3/02)                       2003        0.990           1.187                     --

   Federated Stock Portfolio (3/02)                            2003        0.781           0.977                     --

   Large Cap Portfolio (6/00)                                  2003        0.860           1.050                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.842           1.060                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.844           1.002                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.785           0.993                     --

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.548           0.736                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

   Travelers Quality Bond Portfolio (3/02)                     2003        1.054           1.104                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.899           1.139                     --

   MFS Total Return Portfolio (7/00)                           2003        1.002           1.144                  74,835

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Strategic Equity Portfolio (6/00)                           2003        0.747           0.970                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.764           0.979                     --

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.722           0.889                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.865           1.087                     --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.862           1.055                     --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.853           1.155                     --


                           PORTFOLIO ARCHITECT L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.968           1.184                     --

   Money Market Portfolio (3/02)                               2003        0.999           0.986                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.144                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.303                  55,238

   Growth Fund - Class 2 Shares (2/00)                         2003        0.960           1.286                  99,932

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.259                  66,778

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        1.005           1.319                  37,864

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.971           1.151                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.976           1.258                   3,319

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.218                   6,136

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.441                  54,560

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.263                 124,930

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.209                 143,964

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.302                  15,395

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.232                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.994           1.106                   2,442

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.988           1.221                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Global Technology Portfolio - Service Shares (3/02)         2003        0.944           1.354                  29,485

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.980           1.186                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.329                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.238                   6,050

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.253                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.040                  27,193

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.251                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.431                  82,176

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.306                  59,804

   Investors Fund - Class I (1/01)                             2003        0.958           1.241                     --

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.359                   3,237

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.413                   9,472

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.995           1.230                     --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.977           1.279                 112,924

   Equity Income Portfolio (10/00)                             2003        0.958           1.230                  36,353

   Federated High Yield Portfolio (3/02)                       2003        1.003           1.202                     --

   Federated Stock Portfolio (3/02)                            2003        0.978           1.221                     --

   Large Cap Portfolio (6/00)                                  2003        0.967           1.179                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.260                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.154                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.227                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.974           1.306                   9,691

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.211                     --

   Travelers Quality Bond Portfolio (3/02)                     2003        1.014           1.062                  22,570

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.224                   2,233

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.124                  63,220

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.258                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.974           1.247                     --

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.966           1.188                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.991           1.243                     --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.953           1.166                     --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.334                     --


                           PORTFOLIO ARCHITECT L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.968           1.183                  62,369

   Money Market Portfolio (3/02)                               2003        0.999           0.985                 175,479

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (2/00)                         2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.257               2,985,394

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        1.005           1.317                 141,660

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.971           1.150                  52,034

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.976           1.257                   1,278



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                  91,391

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.262                 206,659

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.208               1,148,700

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.300                 288,920

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.231                  33,006

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.994           1.105                  86,032

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.988           1.219                     --

   Global Technology Portfolio - Service Shares (3/02)         2003        0.944           1.352                  10,065

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.980           1.185                   8,044

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042                 364,430

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.305               1,303,133

   Investors Fund - Class I (1/01)                             2003        0.958           1.240                 657,293

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.358                 134,650

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.412                 195,339



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.995           1.229                  86,197

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.977           1.278                  54,733

   Equity Income Portfolio (10/00)                             2003        0.958           1.229                 933,491

   Federated High Yield Portfolio (3/02)                       2003        1.003           1.201                 126,472

   Federated Stock Portfolio (3/02)                            2003        0.978           1.220                  99,922

   Large Cap Portfolio (6/00)                                  2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.226                 131,311

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.974           1.305                 138,108

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                   4,367

   Travelers Quality Bond Portfolio (3/02)                     2003        1.014           1.061                 143,526

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.123               3,040,252

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  14,435

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.256                 331,406

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.974           1.246                  89,375

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.966           1.187                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.991           1.242                 313,047

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.953           1.164                  61,618

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.333                 731,326


                           PORTFOLIO ARCHITECT L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        1.000           1.143                     --


   Money Market Portfolio (3/02)                               2003        1.000           0.993                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        1.000           1.092                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        1.000           1.186                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        1.000           1.148                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        1.000           1.145                     --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        1.000           1.142                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        1.000           1.111                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        1.000           1.147                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.116                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.261                     --

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        1.000           1.160                     --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2003        1.000           1.129                     --

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        1.000           1.144                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        1.000           1.124                     --

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        1.000           1.075                     --

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        1.000           1.116                     --

   Global Technology Portfolio - Service Shares (3/02)         2003        1.000           1.198                     --

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        1.000           1.140                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.139                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.155                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.023                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.179                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.235                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        1.000           1.169                     --

   Investors Fund - Class I (1/01)                             2003        1.000           1.146                     --

   Large Cap Growth Fund - Class I (5/02)                      2003        1.000           1.161                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        1.000           1.235                     --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        1.000           1.102                     --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        1.000           1.171                     --

   Equity Income Portfolio (10/00)                             2003        1.000           1.131                     --

   Federated High Yield Portfolio (3/02)                       2003        1.000           1.090                     --

   Federated Stock Portfolio (3/02)                            2003        1.000           1.145                     --

   Large Cap Portfolio (6/00)                                  2003        1.000           1.122                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.000           1.157                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        1.000           1.088                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        1.000           1.104                     --

   MFS Mid Cap Growth Portfolio (3/02)                         2003        1.000           1.131                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                     --

   Travelers Quality Bond Portfolio (3/02)                     2003        1.000           1.023                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.135                     --

   MFS Total Return Portfolio (7/00)                           2003        1.000           1.077                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Strategic Equity Portfolio (6/00)                           2003        1.000           1.115                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        1.000           1.135                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------
   Enterprise Portfolio - Class II Shares (3/02)               2003        1.000           1.131                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        1.000           1.140                     --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        1.000           1.104                     --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        1.000           1.197                     --


                           PORTFOLIO ARCHITECT L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Capital Appreciation Fund (3/02)                            2003        0.968           1.180                     --

   Money Market Portfolio (3/02)                               2003        0.999           0.983                     --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.947           1.141                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.299                  27,500

   Growth Fund - Class 2 Shares (2/00)                         2003        0.960           1.282                  18,290

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.255                  98,877

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2003        1.005           1.314                     --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (3/02)                                               2003        0.971           1.148                     --

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (3/02)                                               2003        0.976           1.254                     --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.214                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.438                   3,951

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2003        0.976           1.259                     --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.205                   4,400

   Salomon Brothers Variable Emerging Growth Fund - Class I
   Shares (5/02)                                               2003        0.949           1.298                     --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (5/02)                                               2003        0.967           1.228                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/02)                  2003        0.994           1.103                     --

   Global Life Sciences Portfolio - Service Shares (3/02)      2003        0.988           1.217                     --

   Global Technology Portfolio - Service Shares (3/02)         2003        0.944           1.350                     --

   Worldwide Growth Portfolio - Service Shares (3/02)          2003        0.980           1.182                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.236                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.041                   4,873

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.037                  37,287

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.247                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.426                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.302                     --

   Investors Fund - Class I (1/01)                             2003        0.958           1.238                     --

   Large Cap Growth Fund - Class I (5/02)                      2003        0.961           1.355                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.969           1.409                     --

The Travelers Series Trust
   Convertible Securities Portfolio (3/02)                     2003        0.995           1.226                     --

   Disciplined Mid Cap Stock Portfolio (3/02)                  2003        0.977           1.275                     --

   Equity Income Portfolio (10/00)                             2003        0.958           1.226                   4,325

   Federated High Yield Portfolio (3/02)                       2003        1.003           1.198                     --

   Federated Stock Portfolio (3/02)                            2003        0.977           1.217                     --

   Large Cap Portfolio (6/00)                                  2003        0.966           1.176                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.256                   4,334



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.150                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.223                     --

   MFS Mid Cap Growth Portfolio (3/02)                         2003        0.974           1.302                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.208                     --

   Travelers Quality Bond Portfolio (3/02)                     2003        1.014           1.058                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.220                     --

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.121                   4,696

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.996                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.254                     --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (3/02)                 2003        0.974           1.243                     --

   Enterprise Portfolio - Class II Shares (3/02)               2003        0.966           1.185                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class 2 (3/02)             2003        0.991           1.239                     --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (3/02)                                              2003        0.953           1.162                     --

   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.330                     --


                                      NOTES

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                                 VINTAGE L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.244                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.146                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.305                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.961           1.288                   2,719

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.261                  16,467

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.303                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.220                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.281                  24,859

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.193                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.106                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.211                     --

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.312                     832

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.298                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                     574

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                  29,542



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.042                  14,239

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.253                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.308                     --

   Investors Fund - Class I (1/01)                             2003        0.958           1.243                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.415                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.166                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.263                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.249                 152,451
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.171                  72,172
                                                               2002        1.000           0.979                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.963           1.241                     --
                                                               2002        1.000           0.963                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.962           1.216                     --
                                                               2002        1.000           0.962                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.232                     --

   Large Cap Portfolio (6/00)                                  2003        0.967           1.181                     616

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.262                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.156                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.229                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.226                     --

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.126                     635



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.998                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.254                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.259                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.369                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.242                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.986                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.260                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.078                   1,913

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.190                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.959           1.198                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.356                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.991           1.247                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.336                     536


                                 VINTAGE L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.785           1.016                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.801           0.968                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.993           1.316                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        0.916           1.227                  13,689

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.914           1.186                  88,389

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.857           1.153                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.031                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.442                   4,181



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.904           1.172                  10,166

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.918           1.120                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.039           1.137                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.867           1.086                     --

   Fundamental Value Portfolio (6/00)                          2003        0.904           1.227                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.815           1.076                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239                  71,566

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254                  13,602

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.074                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.043                  78,471

   Total Return Portfolio - Administrative Class (5/01)        2003        1.071           1.102                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917           1.155                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.433                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.827           1.127                     --

   Investors Fund - Class I (1/01)                             2003        0.854           1.107                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.802           1.171                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.817           0.989                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.859           1.130                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.060           1.365                  79,503
                                                               2002        1.000           1.060                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.037           1.238                  34,419
                                                               2002        1.000           1.037                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.073           1.382                     --
                                                               2002        1.000           1.073                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.068           1.349                     --
                                                               2002        1.000           1.068                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.952           1.224                  35,771

   Large Cap Portfolio (6/00)                                  2003        0.860           1.050                     --

   Lazard International Stock Portfolio (3/02)                 2003        0.842           1.060                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.844           1.002                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.785           0.993                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.899           1.139                     --

   MFS Total Return Portfolio (7/00)                           2003        1.002           1.144                  74,835

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.800           1.054                     --

   Smith Barney High Income Portfolio (8/00)                   2003        0.983           1.228                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.870           1.258                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.976           1.241                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        0.992           0.978                     --

   Strategic Equity Portfolio (6/00)                           2003        0.747           0.970                     --

   Travelers Managed Income Portfolio (7/00)                   2003        0.981           1.042                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.826           1.016                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.750           0.935                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.885           1.231                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.992           1.248                  13,584

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.853           1.155                     --


                                 VINTAGE L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.119                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        1.000           1.092                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        1.000           1.187                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        1.000           1.148                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        1.000           1.146                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        1.000           1.192                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.117                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.262                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        1.000           1.175                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        1.000           1.119                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.000           1.057                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        1.000           1.129                     --

   Fundamental Value Portfolio (6/00)                          2003        1.000           1.168                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.141                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.140                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.155                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.045                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.024                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.180                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.236                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        1.000           1.169                     --

   Investors Fund - Class I (1/01)                             2003        1.000           1.146                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        1.000           1.236                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.101                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.151                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.128                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.088                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.140                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.122                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        1.000           1.132                     --

   Large Cap Portfolio (6/00)                                  2003        1.000           1.123                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.000           1.158                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        1.000           1.089                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        1.000           1.105                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.136                     --

   MFS Total Return Portfolio (7/00)                           2003        1.000           1.078                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        1.000           1.135                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.000           1.101                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        1.000           1.168                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        1.000           1.158                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.994                     --

   Strategic Equity Portfolio (6/00)                           2003        1.000           1.116                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.000           1.029                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        1.000           1.128                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        1.000           1.115                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.234                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        1.000           1.140                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        1.000           1.197                     --


                                 VINTAGE L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.241                 324,534

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.948           1.143                  66,077

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.302                 560,403

   Growth Fund - Class 2 Shares (2/00)                         2003        0.960           1.285               2,482,245

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.257               2,985,394

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.300                 297,552

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.217                 723,595

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.440                  91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.278                 519,279

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.190               1,561,246



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.103                 887,819

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.208               1,148,700

   Fundamental Value Portfolio (6/00)                          2003        0.966           1.309               2,834,488

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.295                   9,106

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                  58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237                 154,434

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252                 131,586

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.067                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.042                 364,430

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.039               4,444,217

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.249                 378,045

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.429                 446,380

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.305               1,303,133

   Investors Fund - Class I (1/01)                             2003        0.958           1.240                 657,293

   Small Cap Growth Fund - Class I (3/00)                      2003        0.970           1.412                 195,339

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.163                 171,776

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.260                  15,353

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.245               3,309,858
                                                               2002        1.000           0.969                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.168               2,672,484
                                                               2002        1.000           0.979                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.238                 490,264
                                                               2002        1.000           0.962                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.961           1.213                 576,357
                                                               2002        1.000           0.961                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.229                 933,491

   Large Cap Portfolio (6/00)                                  2003        0.966           1.178                 246,621

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.259                  85,856

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.153                 123,529

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.226                 131,311

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                   4,367

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.222                 173,834

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.123               3,040,252

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.997                  14,435

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.250               2,994,791

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.256               1,647,756

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.365               1,176,777

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.977           1.239                 733,971

   Smith Barney Money Market Portfolio (2/00)                  2003        0.999           0.984                 888,448

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.256                 331,406

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.075               1,389,623

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.186                 157,881

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.959           1.195                  55,188

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.353                 162,355

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.991           1.244               1,112,778

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.333                 731,326


                                 VINTAGE L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.40%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        1.000           1.119                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        1.000           1.092                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        1.000           1.186                     --

   Growth Fund - Class 2 Shares (2/00)                         2003        1.000           1.148                     --

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        1.000           1.145                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        1.000           1.191                     --

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.116                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.261                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        1.000           1.174                     --

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        1.000           1.118                     --

   Diversified Strategic Income Portfolio (7/00)               2003        1.000           1.056                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        1.000           1.128                     --

   Fundamental Value Portfolio (6/00)                          2003        1.000           1.167                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.140                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.172                     --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.139                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.154                     --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.044                     --

   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.023                     --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.179                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.235                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        1.000           1.168                     --

   Investors Fund - Class I (1/01)                             2003        1.000           1.146                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        1.000           1.235                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        1.000           1.100                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        1.000           1.150                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        1.000           1.127                     --

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        1.000           1.088                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        1.000           1.139                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        1.000           1.121                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        1.000           1.131                     --

   Large Cap Portfolio (6/00)                                  2003        1.000           1.122                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.000           1.157                     --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        1.000           1.088                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        1.000           1.104                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.126                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        1.000           1.135                     --

   MFS Total Return Portfolio (7/00)                           2003        1.000           1.077                     --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.996                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        1.000           1.134                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.000           1.100                     --

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        1.000           1.167                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        1.000           1.157                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        1.000           0.993                     --

   Strategic Equity Portfolio (6/00)                           2003        1.000           1.115                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.000           1.028                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        1.000           1.127                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        1.000           1.114                     --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.233                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        1.000           1.139                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        1.000           1.196                     --


                                 VINTAGE L (TIC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/02)                                              2003        0.960           1.238                     --

   AllianceBernstein Premier Growth Portfolio -
   Class B (2/00)                                              2003        0.947           1.141                     --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2003        0.984           1.299                  27,500

   Growth Fund - Class 2 Shares (2/00)                         2003        0.960           1.282                  18,290

   Growth-Income Fund - Class 2 Shares (2/00)                  2003        0.971           1.255                  98,877

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.968           1.297                   4,318

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.994           1.214                     --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2003        1.000           1.438                   3,951



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.988           1.275                  22,009

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2003        0.977           1.187                   4,463

   Diversified Strategic Income Portfolio (7/00)               2003        1.010           1.101                     --

   Equity Index Portfolio - Class II Shares (6/00)             2003        0.967           1.205                   4,400

   Fundamental Value Portfolio (6/00)                          2003        0.965           1.306                     --

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.983           1.292                     --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.326                  16,913

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.236                     --

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.251                  33,139

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.073                     --

   Merrill Lynch Small Cap Value V.I. Fund -
   Class III (11/03)                                           2003        1.000           1.066                     --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2003        1.000           1.041                   4,873

   Total Return Portfolio - Administrative Class (5/01)        2003        1.012           1.037                  37,287

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.994           1.247                     --

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.977           1.426                     --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2003        0.960           1.302                     --

   Investors Fund - Class I (1/01)                             2003        0.958           1.238                     --

   Small Cap Growth Fund - Class I (3/00)                      2003        0.969           1.409                     --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.963           1.160                     --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.960           1.258                     --

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (10/02)                                               2003        0.969           1.243                 177,618
                                                               2002        1.000           0.969                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2003        0.979           1.165                  22,380
                                                               2002        1.000           0.979                     --

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2003        0.962           1.235                     --
                                                               2002        1.000           0.962                     --

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2003        0.961           1.210                     --
                                                               2002        1.000           0.961                     --

The Travelers Series Trust
   Equity Income Portfolio (10/00)                             2003        0.958           1.226                   4,325

   Large Cap Portfolio (6/00)                                  2003        0.966           1.176                     --

   Lazard International Stock Portfolio (3/02)                 2003        1.001           1.256                   4,334

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.973           1.150                     --

   MFS Emerging Growth Portfolio (2/00)                        2003        0.971           1.223                     --

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.208                     --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.967           1.220                     --

   MFS Total Return Portfolio (7/00)                           2003        0.986           1.121                   4,696

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2003        1.000           0.996                     --

   Smith Barney Aggressive Growth Portfolio (3/00)             2003        0.951           1.248                     --

   Smith Barney High Income Portfolio (8/00)                   2003        1.007           1.253                  18,529

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2003        0.946           1.362                     --

   Smith Barney Mid Cap Core Portfolio (4/00)                  2003        0.976           1.236                     --

   Smith Barney Money Market Portfolio (2/00)                  2003        0.999           0.982                     --

   Strategic Equity Portfolio (6/00)                           2003        0.969           1.254                     --

   Travelers Managed Income Portfolio (7/00)                   2003        1.014           1.073                     --

   Van Kampen Enterprise Portfolio (4/00)                      2003        0.966           1.184                     --

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2003        0.959           1.192                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.974           1.350                     --

Variable Insurance Products Fund II
   Contrafund(R)Portfolio - Service Class (5/00)               2003        0.991           1.242                     --

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/02)                  2003        0.986           1.330                     --



                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B.

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund - Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund - Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                          PIONEER ANNUISTAR FLEX (TIC)

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Money Market Portfolio (3/02)                               2003        0.995           0.982                     --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2003        1.000           1.032                     --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2003        1.000           1.043                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2003        1.000           1.033                     --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.857           1.153                     --

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.904           1.172                  10,166

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (11/03)                                     2003        1.000           1.056                     --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.052                     --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.080                     --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.002                     --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2003        1.000           1.033                     --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.125                     --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.064                     --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2003        1.000           1.094                     --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2003        1.000           1.053                     --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.029                     --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.024                     --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.093                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.051                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.044                     --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.062                     --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.038                     --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.024                     --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2003        1.000           1.061                     --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2003        1.000           1.038                     --


                          PIONEER ANNUISTAR FLEX (TIC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Money Market Portfolio (3/02)                               2003        0.999           0.985                 175,479

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2003        1.000           1.031                     --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2003        1.000           1.043                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2003        1.000           1.032                     --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.969           1.300                 297,552

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.989           1.278                 519,279

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (11/03)                                     2003        1.000           1.056                     --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.052                     --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.080                     --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.002                     --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2003        1.000           1.033                     --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.125                     --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.063                     --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2003        1.000           1.094                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2003        1.000           1.053                     --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.029                     --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.024                     --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.092                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.051                     --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.044                     --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.062                     --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.038                     --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.023                     --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2003        1.000           1.061                     --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2003        1.000           1.038                     --


                          PIONEER ANNUISTAR FLEX (TIC)

                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

   Money Market Portfolio (3/02)                               2003        0.999           0.983                     --

AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation Fund - Series II (11/03)      2003        1.000           1.031                     --

   AIM V.I. Mid Cap Core Equity Fund - Series II (11/03)       2003        1.000           1.043                     --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (11/03)                                              2003        1.000           1.032                     --

   Franklin Small Cap Fund - Class 2 Shares (2/00)             2003        0.968           1.297                   4,318

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2003        0.988           1.275                  22,009

Greenwich Street Series Fund
   Salomon Brothers Variable Emerging Growth Fund -
   Class II Shares (11/03)                                     2003        1.000           1.056                     --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.052                     --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2003        1.000           1.080                     --



                                                                        UNIT VALUE AT                       NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR          END OF YEAR         END OF YEAR
------------------------------------------------------------- -------  --------------   ----------------    ---------------

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.002                     --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2003        1.000           1.032                     --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.125                     --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.063                     --

   Pioneer Europe VCT Portfolio - Class II Shares (11/03)      2003        1.000           1.093                     --

   Pioneer Fund VCT Portfolio - Class II Shares (11/03)        2003        1.000           1.052                     --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.029                     --

   Pioneer High Yield VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.024                     --

   Pioneer International Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.092                     --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.051                     --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.043                     --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.061                     --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.038                     --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (11/03)                                              2003        1.000           1.023                     --

   Pioneer Value VCT Portfolio - Class II Shares (11/03)       2003        1.000           1.061                     --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (11/03)                        2003        1.000           1.038                     --



                                      NOTES

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

ANNUAL REPORT
DECEMBER 31, 2003

                        THE TRAVELERS SEPARATE ACCOUNT NINE
                        FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                       AIM V.I.               AIM V.I.
                                             CAPITAL               MONEY               CAPITAL                MID CAP
                                          APPRECIATION             MARKET            APPRECIATION           CORE EQUITY
                                              FUND                PORTFOLIO         FUND - SERIES II      FUND - SERIES II
                                          ------------            ---------         ----------------      ----------------
ASSETS:
  Investments at market value:              $ 92,541              $317,256              $  2,064              $  1,044

  Receivables:
    Dividends ................                    --                    85                    --                    --
                                            --------              --------              --------              --------

      Total Assets ...........                92,541               317,341                 2,064                 1,044
                                            --------              --------              --------              --------

LIABILITIES:
  Payables:
    Insurance charges ........                    25                    83                    --                    --
    Administrative fees ......                     2                     7                    --                    --
                                            --------              --------              --------              --------

      Total Liabilities ......                    27                    90                    --                    --
                                            --------              --------              --------              --------

NET ASSETS:                                 $ 92,514              $317,251              $  2,064              $  1,044
                                            ========              ========              ========              ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            AIM V.I.        ALLIANCEBERNSTEIN                                 GLOBAL
                                            PREMIER            GROWTH AND          ALLIANCEBERNSTEIN          GROWTH
                                            EQUITY               INCOME             PREMIER GROWTH        FUND - CLASS 2
                                        FUND - SERIES I    PORTFOLIO - CLASS B    PORTFOLIO - CLASS B         SHARES
                                        ---------------    -------------------    -------------------     --------------
ASSETS:
  Investments at market value:            $  284,407            $1,069,104            $1,007,191            $3,119,831

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               284,407             1,069,104             1,007,191             3,119,831
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    57                   246                   184                   667
    Administrative fees ......                     6                    22                    20                    63
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    63                   268                   204                   730
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  284,344            $1,068,836            $1,006,987            $3,119,101
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                         DELAWARE                                    DREYFUS VIF
                                                                         VIP REIT             DREYFUS VIF             DEVELOPING
     GROWTH              GROWTH-INCOME            EMERGING               SERIES -             APPRECIATION             LEADERS
  FUND - CLASS           FUND - CLASS 2            MARKETS               STANDARD             PORTFOLIO -            PORTFOLIO -
    2 SHARES                 SHARES               PORTFOLIO                CLASS             INITIAL SHARES         INITIAL SHARES
  ------------           --------------          -----------            -----------          --------------         --------------
   $11,306,462            $14,980,338            $    10,438            $   591,126            $   209,387            $    51,538

            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

    11,306,462             14,980,338                 10,438                591,126                209,387                 51,538
   -----------            -----------            -----------            -----------            -----------            -----------

         2,533                  3,324                      3                    144                     52                     11
           228                    304                     --                     12                      4                      1
   -----------            -----------            -----------            -----------            -----------            -----------

         2,761                  3,628                      3                    156                     56                     12
   -----------            -----------            -----------            -----------            -----------            -----------

   $11,303,701            $14,976,710            $    10,435            $   590,970            $   209,331            $    51,526
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           FRANKLIN                                                         TEMPLETON
                                            RISING                                                          DEVELOPING
                                           DIVIDENDS             FRANKLIN                                    MARKETS
                                          SECURITIES             SMALL CAP          MUTUAL SHARES           SECURITIES
                                        FUND - CLASS 2        FUND - CLASS 2      SECURITIES FUND -       FUND - CLASS 2
                                            SHARES                SHARES            CLASS 2 SHARES            SHARES
                                        --------------        --------------      -----------------       --------------
ASSETS:
  Investments at market value:            $    2,066            $1,609,289            $2,350,708            $  280,929

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                 2,066             1,609,289             2,350,708               280,929
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    --                   355                   548                    60
    Administrative fees ......                    --                    33                    47                     5
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    --                   388                   595                    65
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $    2,066            $1,608,901            $2,350,113            $  280,864
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    TEMPLETON              TEMPLETON                                                             EQUITY
     FOREIGN                 GROWTH                                     DIVERSIFIED              INDEX
    SECURITIES             SECURITIES                                    STRATEGIC             PORTFOLIO -            FUNDAMENTAL
  FUND - CLASS 2         FUND - CLASS 2         APPRECIATION              INCOME                CLASS II                 VALUE
      SHARES                 SHARES               PORTFOLIO              PORTFOLIO               SHARES                PORTFOLIO
  --------------         --------------         ------------            -----------            -----------            -----------
   $ 2,642,489            $   517,711            $ 8,239,569            $ 4,531,440            $ 4,150,360            $11,339,200

            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

     2,642,489                517,711              8,239,569              4,531,440              4,150,360             11,339,200
   -----------            -----------            -----------            -----------            -----------            -----------

           586                    119                  1,845                    971                    985                  2,571
            53                      9                    167                     92                     83                    228
   -----------            -----------            -----------            -----------            -----------            -----------

           639                    128                  2,012                  1,063                  1,068                  2,799
   -----------            -----------            -----------            -----------            -----------            -----------

   $ 2,641,850            $   517,583            $ 8,237,557            $ 4,530,377            $ 4,149,292            $11,336,401
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                           SALOMON               SALOMON               SALOMON
                                           BROTHERS              BROTHERS              BROTHERS
                                           VARIABLE              VARIABLE              VARIABLE              BALANCED
                                           EMERGING              EMERGING          GROWTH & INCOME         PORTFOLIO -
                                         GROWTH FUND -         GROWTH FUND -        FUND - CLASS I           SERVICE
                                        CLASS I SHARES        CLASS II SHARES           SHARES                SHARES
                                        --------------        ---------------      ---------------         -----------
ASSETS:
  Investments at market value:            $  405,755            $    2,114            $  162,844            $1,051,899

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               405,755                 2,114               162,844             1,051,899
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   113                     1                    40                   248
    Administrative fees ......                     8                    --                     3                    21
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   121                     1                    43                   269
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  405,634            $    2,113            $  162,801            $1,051,630
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

  GLOBAL LIFE           GLOBAL              MID CAP            WORLDWIDE            LAZARD              GROWTH
   SCIENCES           TECHNOLOGY            GROWTH              GROWTH            RETIREMENT             AND
  PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         SMALL CAP             INCOME
SERVICE SHARES      SERVICE SHARES      SERVICE SHARES      SERVICE SHARES        PORTFOLIO           PORTFOLIO
--------------      --------------      --------------      --------------        ---------           ---------
   $  9,814            $119,446            $565,898            $ 34,046            $272,135            $471,487

         --                  --                  --                  --                  --                  --
   --------            --------            --------            --------            --------            --------

      9,814             119,446             565,898              34,046             272,135             471,487
   --------            --------            --------            --------            --------            --------

          3                  22                 110                   8                  68                 120
         --                   2                  12                   1                   5                  10
   --------            --------            --------            --------            --------            --------

          3                  24                 122                   9                  73                 130
   --------            --------            --------            --------            --------            --------

   $  9,811            $119,422            $565,776            $ 34,037            $272,062            $471,357
   ========            ========            ========            ========            ========            ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                    OPPENHEIMER
                                                            MERRILL LYNCH      MERRILL LYNCH          CAPITAL
                                          MID-CAP              GLOBAL            SMALL CAP          APPRECIATION
                                           VALUE           ALLOCATION V.I.       VALUE V.I.          FUND/VA -
                                         PORTFOLIO        FUND - CLASS III    FUND - CLASS III     SERVICE SHARES
                                         ---------        ----------------    ----------------     --------------
ASSETS:
  Investments at market value:            $623,451            $  1,075            $  1,068            $  3,158

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             623,451               1,075               1,068               3,158
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                 154                  --                  --                  --
    Administrative fees ......                  13                  --                  --                  --
                                          --------            --------            --------            --------

      Total Liabilities ......                 167                  --                  --                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $623,284            $  1,075            $  1,068            $  3,158
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

    OPPENHEIMER               REAL                  TOTAL                 PIONEER                PIONEER                PIONEER
      GLOBAL                 RETURN                 RETURN                AMERICA                BALANCED               EMERGING
    SECURITIES            PORTFOLIO -            PORTFOLIO -            INCOME VCT                 VCT                  MARKETS
     FUND/VA -           ADMINISTRATIVE         ADMINISTRATIVE          PORTFOLIO -            PORTFOLIO -          VCT PORTFOLIO -
  SERVICE SHARES             CLASS                  CLASS             CLASS II SHARES        CLASS II SHARES        CLASS II SHARES
  --------------         --------------         --------------        ---------------        ---------------        ---------------
   $     2,161            $   919,534            $25,617,915            $     1,003            $     1,034            $     2,251

            --                     --                     --                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

         2,161                919,534             25,617,915                  1,003                  1,034                  2,251
   -----------            -----------            -----------            -----------            -----------            -----------

            --                    215                  5,721                     --                      1                     --
            --                     17                    522                     --                     --                     --
   -----------            -----------            -----------            -----------            -----------            -----------

            --                    232                  6,243                     --                      1                     --
   -----------            -----------            -----------            -----------            -----------            -----------

   $     2,161            $   919,302            $25,611,672            $     1,003            $     1,033            $     2,251
   ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         PIONEER
                                          EQUITY                                                PIONEER
                                          INCOME            PIONEER          PIONEER            GROWTH
                                            VCT           EUROPE VCT        FUND VCT            SHARES
                                       PORTFOLIO -        PORTFOLIO -      PORTFOLIO -     VCT PORTFOLIO -
                                     CLASS II SHARES   CLASS II SHARES   CLASS II SHARES   CLASS II SHARES
                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
  Investments at market value:            $2,128            $1,095            $2,107            $1,030

  Receivables:
    Dividends ................                --                --                --                --
                                          ------            ------            ------            ------

      Total Assets ...........             2,128             1,095             2,107             1,030
                                          ------            ------            ------            ------

LIABILITIES:
  Payables:
    Insurance charges ........                --                 1                 1                --
    Administrative fees ......                --                --                --                --
                                          ------            ------            ------            ------

      Total Liabilities ......                --                 1                 1                --
                                          ------            ------            ------            ------

NET ASSETS:                               $2,128            $1,094            $2,106            $1,030
                                          ======            ======            ======            ======

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                        PIONEER            PIONEER                                 PIONEER            PIONEER
      PIONEER        INTERNATIONAL         MID CAP           PIONEER REAL         SMALL CAP            SMALL
    HIGH YIELD         VALUE VCT          VALUE VCT         ESTATE SHARES         VALUE VCT           COMPANY
 VCT PORTFOLIO -      PORTFOLIO -        PORTFOLIO -       VCT PORTFOLIO -       PORTFOLIO -       VCT PORTFOLIO -
 CLASS II SHARES    CLASS II SHARES    CLASS II SHARES     CLASS II SHARES     CLASS II SHARES     CLASS II SHARES
 ---------------    ---------------    ---------------     ---------------     ---------------     ---------------
      $1,025            $1,093              $2,104              $2,089              $1,063              $1,039

          --                --                  --                  --                  --                  --
      ------            ------              ------              ------              ------              ------

       1,025             1,093               2,104               2,089               1,063               1,039
      ------            ------              ------              ------              ------              ------

          --                --                   1                   1                   1                  --
          --                --                  --                  --                  --                  --
      ------            ------              ------              ------              ------              ------

          --                --                   1                   1                   1                  --
      ------            ------              ------              ------              ------              ------

      $1,025            $1,093              $2,103              $2,088              $1,062              $1,039
      ======            ======              ======              ======              ======              ======

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            PIONEER
                                           STRATEGIC             PIONEER                PUTNAM              PUTNAM VT
                                          INCOME VCT            VALUE VCT            VT DISCOVERY         INTERNATIONAL
                                         PORTFOLIO -           PORTFOLIO -          GROWTH FUND -         EQUITY FUND -
                                       CLASS II SHARES       CLASS II SHARES       CLASS IB SHARES       CLASS IB SHARES
                                       ---------------       ---------------       ---------------       ---------------
ASSETS:
  Investments at market value:            $    1,024            $    1,062            $  150,825            $1,075,119

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                 1,024                 1,062               150,825             1,075,119
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    --                    --                    34                   255
    Administrative fees ......                    --                    --                     3                    22
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    --                    --                    37                   277
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $    1,024            $    1,062            $  150,788            $1,074,842
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

     PUTNAM VT                                                                                                       TOTAL
     SMALL CAP              ALL CAP              INVESTORS               LARGE              SMALL CAP               RETURN
    VALUE FUND -             FUND -                FUND -             CAP GROWTH          GROWTH FUND -             FUND -
  CLASS IB SHARES           CLASS I               CLASS I           FUND - CLASS I           CLASS I               CLASS II
  ---------------         ----------            ----------          --------------        -------------           ----------
    $2,093,203            $5,434,229            $2,605,926            $  245,106            $1,328,731            $    1,039

            --                    --                    --                    --                    --                    --
    ----------            ----------            ----------            ----------            ----------            ----------

     2,093,203             5,434,229             2,605,926               245,106             1,328,731                 1,039
    ----------            ----------            ----------            ----------            ----------            ----------

           490                 1,237                   601                    66                   292                    --
            42                   109                    53                     5                    27                    --
    ----------            ----------            ----------            ----------            ----------            ----------

           532                 1,346                   654                    71                   319                    --
    ----------            ----------            ----------            ----------            ----------            ----------

    $2,092,671            $5,432,883            $2,605,272            $  245,035            $1,328,412            $    1,039
    ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                             MULTIPLE
                                                               SMITH BARNEY            MULTIPLE             DISCIPLINE
                                                                 PREMIER              DISCIPLINE           PORTFOLIO -
                                         SMITH BARNEY           SELECTIONS            PORTFOLIO -            BALANCED
                                           LARGE CAP              ALL CAP               ALL CAP              ALL CAP
                                             CORE                 GROWTH                GROWTH                GROWTH
                                           PORTFOLIO             PORTFOLIO             AND VALUE             AND VALUE
                                         ------------          ------------           -----------          -----------
ASSETS:
  Investments at market value:            $  635,819            $  104,725            $9,577,516            $9,575,815

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               635,819               104,725             9,577,516             9,575,815
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                   152                    23                 2,351                 2,228
    Administrative fees ......                    13                     2                   192                   193
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   165                    25                 2,543                 2,421
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  635,654            $  104,700            $9,574,973            $9,573,394
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

   MULTIPLE
  DISCIPLINE            MULTIPLE
  PORTFOLIO -          DISCIPLINE
    GLOBAL             PORTFOLIO -                                 DISCIPLINED
   ALL CAP              LARGE CAP            CONVERTIBLE             MID CAP                EQUITY              FEDERATED
    GROWTH                GROWTH              SECURITIES              STOCK                 INCOME              HIGH YIELD
  AND VALUE             AND VALUE             PORTFOLIO             PORTFOLIO              PORTFOLIO            PORTFOLIO
  -----------         ------------           -----------           -----------            ----------            ----------
  $1,226,440            $1,843,236            $1,855,954            $  302,991            $5,586,555            $  292,439

          --                    --                    --                    --                    --                    --
  ----------            ----------            ----------            ----------            ----------            ----------

   1,226,440             1,843,236             1,855,954               302,991             5,586,555               292,439
  ----------            ----------            ----------            ----------            ----------            ----------

         302                   453                   439                    70                 1,241                    76
          25                    38                    38                     5                   113                     6
  ----------            ----------            ----------            ----------            ----------            ----------

         327                   491                   477                    75                 1,354                    82
  ----------            ----------            ----------            ----------            ----------            ----------

  $1,226,113            $1,842,745            $1,855,477            $  302,916            $5,585,201            $  292,357
  ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                        LAZARD             MERRILL LYNCH
                                           FEDERATED                                INTERNATIONAL            LARGE CAP
                                             STOCK               LARGE CAP              STOCK                  CORE
                                           PORTFOLIO             PORTFOLIO            PORTFOLIO             PORTFOLIO
                                          ----------            ----------            ----------            ----------
ASSETS:
  Investments at market value:            $  278,639            $1,475,081            $  249,056            $  998,260

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               278,639             1,475,081               249,056               998,260
                                          ----------            ----------            ----------            ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    75                   327                    64                   215
    Administrative fees ......                     6                    30                     5                    20
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    81                   357                    69                   235
                                          ----------            ----------            ----------            ----------

NET ASSETS:                               $  278,558            $1,474,724            $  248,987            $  998,025
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS                   MFS                                       TRAVELERS                 AIM                    MFS
    EMERGING               MID CAP                PIONEER               QUALITY                CAPITAL                 TOTAL
     GROWTH                 GROWTH                  FUND                 BOND               APPRECIATION               RETURN
   PORTFOLIO              PORTFOLIO              PORTFOLIO             PORTFOLIO              PORTFOLIO               PORTFOLIO
  -----------            -----------            -----------            -----------          -------------            -----------
  $   811,201            $   252,534            $   149,373            $   876,169            $   766,891            $14,104,643

           --                     --                     --                     --                     --                     --
  -----------            -----------            -----------            -----------            -----------            -----------

      811,201                252,534                149,373                876,169                766,891             14,104,643
  -----------            -----------            -----------            -----------            -----------            -----------

          175                     69                     34                    213                    183                  3,111
           16                      5                      3                     18                     16                    286
  -----------            -----------            -----------            -----------            -----------            -----------

          191                     74                     37                    231                    199                  3,397
  -----------            -----------            -----------            -----------            -----------            -----------

  $   811,010            $   252,460            $   149,336            $   875,938            $   766,692            $14,101,246
  ===========            ===========            ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                                  SMITH
                                              SB                    SMITH                  SMITH                  BARNEY
                                          ADJUSTABLE                BARNEY                 BARNEY             INTERNATIONAL
                                          RATE INCOME             AGGRESSIVE                HIGH                 ALL CAP
                                          PORTFOLIO -               GROWTH                 INCOME                 GROWTH
                                        CLASS I SHARES            PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   124,559            $15,179,355            $ 7,800,268            $   236,887

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                124,559             15,179,355              7,800,268                236,887
                                          -----------            -----------            -----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........                     26                  3,322                  1,746                     43
    Administrative fees ......                      2                    307                    159                      5
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                     28                  3,629                  1,905                     48
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   124,531            $15,175,726            $ 7,798,363            $   236,839
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                          SMITH
     SMITH                BARNEY                 SMITH                SMITH
     BARNEY                LARGE                 BARNEY               BARNEY                                    TRAVELERS
   LARGE CAP          CAPITALIZATION            MID CAP               MONEY               STRATEGIC              MANAGED
     VALUE                GROWTH                 CORE                 MARKET                EQUITY                INCOME
   PORTFOLIO            PORTFOLIO              PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO
  ----------            ----------            ----------            ----------            ----------            ----------
  $  965,462            $5,782,141            $4,343,297            $8,047,967            $  882,974            $7,157,749

          --                    --                    --                 1,734                    --                    --
  ----------            ----------            ----------            ----------            ----------            ----------

     965,462             5,782,141             4,343,297             8,049,701               882,974             7,157,749
  ----------            ----------            ----------            ----------            ----------            ----------


         175                 1,284                   963                 1,682                   207                 1,563
          20                   116                    89                   165                    18                   146
  ----------            ----------            ----------            ----------            ----------            ----------

         195                 1,400                 1,052                 1,847                   225                 1,709
  ----------            ----------            ----------            ----------            ----------            ----------

  $  965,267            $5,780,741            $4,342,245            $8,047,854            $  882,749            $7,156,040
  ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            VAN                                   EMERGING
                                           KAMPEN             COMSTOCK             GROWTH            ENTERPRISE
                                         ENTERPRISE          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                         PORTFOLIO        CLASS II SHARES      CLASS I SHARES      CLASS II SHARES
                                         ---------        ---------------      --------------      ---------------
ASSETS:
  Investments at market value:            $448,791            $575,494            $725,875            $  1,783

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             448,791             575,494             725,875               1,783
                                          --------            --------            --------            --------

LIABILITIES:
  Payables:
    Insurance charges ........                 108                 138                 140                  --
    Administrative fees ......                   9                  12                  15                  --
                                          --------            --------            --------            --------

      Total Liabilities ......                 117                 150                 155                  --
                                          --------            --------            --------            --------

NET ASSETS:                               $448,674            $575,344            $725,720            $  1,783
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

      SMITH                                                           DYNAMIC
     BARNEY                                                           CAPITAL
    SMALL CAP                                                       APPRECIATION            MID CAP
     GROWTH             CONTRAFUND(R)         CONTRAFUND(R)          PORTFOLIO -          PORTFOLIO -
  OPPORTUNITIES         PORTFOLIO -           PORTFOLIO -              SERVICE              SERVICE
    PORTFOLIO           SERVICE CLASS       SERVICE CLASS 2            CLASS 2              CLASS 2               COMBINED
  -------------         -------------       ---------------         ------------          ------------          ------------
  $    991,399          $  4,058,696          $    747,377          $     86,332          $  3,653,104          $224,698,460

            --                    --                    --                    --                    --                 1,819
  ------------          ------------          ------------          ------------          ------------          ------------

       991,399             4,058,696               747,377                86,332             3,653,104           224,700,279
  ------------          ------------          ------------          ------------          ------------          ------------

           227                   950                   192                    24                   842                50,606
            20                    82                    15                     2                    74                 4,547
  ------------          ------------          ------------          ------------          ------------          ------------

           247                 1,032                   207                    26                   916                55,153
  ------------          ------------          ------------          ------------          ------------          ------------

  $    991,152          $  4,057,664          $    747,170          $     86,306          $  3,652,188          $224,645,126
  ============          ============          ============          ============          ============          ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                               AIM V.I.
                                                                                             AIM V.I.          MID CAP
                                                                                             CAPITAL            CORE
                                                         CAPITAL            MONEY         APPRECIATION         EQUITY
                                                      APPRECIATION         MARKET            FUND -            FUND -
                                                          FUND            PORTFOLIO         SERIES II         SERIES II
                                                      ------------        ---------       ------------        ---------
INVESTMENT INCOME:
  Dividends ...................................          $    42           $ 2,714           $    --           $    --
                                                         -------           -------           -------           -------

EXPENSES:
  Insurance charges ...........................              580             6,485                 3                 1
  Administrative fees .........................               43               531                --                --
                                                         -------           -------           -------           -------

    Total expenses ............................              623             7,016                 3                 1
                                                         -------           -------           -------           -------

      Net investment income (loss) ............             (581)           (4,302)               (3)               (1)
                                                         -------           -------           -------           -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --                --                --                 6
    Realized gain (loss) on sale of investments              186                --                --                --
                                                         -------           -------           -------           -------

      Realized gain (loss) ....................              186                --                --                 6
                                                         -------           -------           -------           -------

    Change in unrealized gain (loss)
      on investments ..........................            8,288                --                67                39
                                                         -------           -------           -------           -------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 7,893           $(4,302)          $    64           $    44
                                                         =======           =======           =======           =======

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     AIM V.I.        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
     PREMIER             GROWTH AND             PREMIER                GLOBAL
     EQUITY                INCOME               GROWTH                 GROWTH               GROWTH             GROWTH-INCOME
     FUND -             PORTFOLIO -           PORTFOLIO -              FUND -               FUND -                 FUND -
    SERIES I              CLASS B               CLASS B           CLASS 2 SHARES        CLASS 2 SHARES         CLASS 2 SHARES
  -----------        -----------------     -----------------      --------------        --------------         --------------
  $       786           $     1,706           $        --           $     4,740           $     9,997           $   114,712
  -----------           -----------           -----------           -----------           -----------           -----------

        2,867                 6,140                 9,952                20,182                75,625               100,983
          298                   557                 1,177                 2,134                 7,297                10,073
  -----------           -----------           -----------           -----------           -----------           -----------

        3,165                 6,697                11,129                22,316                82,922               111,056
  -----------           -----------           -----------           -----------           -----------           -----------

       (2,379)               (4,991)              (11,129)              (17,576)              (72,925)                3,656
  -----------           -----------           -----------           -----------           -----------           -----------

           --                    --                    --                    --                    --                    --
       (1,666)                  117               (44,080)              (11,752)              (32,133)              (15,207)
  -----------           -----------           -----------           -----------           -----------           -----------

       (1,666)                  117               (44,080)              (11,752)              (32,133)              (15,207)
  -----------           -----------           -----------           -----------           -----------           -----------

       47,990               119,085               208,879               500,066             1,584,435             2,014,346
  -----------           -----------           -----------           -----------           -----------           -----------

  $    43,945           $   114,211           $   153,670           $   470,738           $ 1,479,377           $ 2,002,795
  ===========           ===========           ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                  DREYFUS
                                                                                                                    VIF
                                                                            DELAWARE                            DEVELOPING
                                                                            VIP REIT           DREYFUS            LEADERS
                                                         EMERGING           SERIES -       VIF APPRECIATION     PORTFOLIO -
                                                         MARKETS            STANDARD          PORTFOLIO -         INITIAL
                                                        PORTFOLIO            CLASS          INITIAL SHARES        SHARES
                                                        ---------           --------       ----------------     -----------
INVESTMENT INCOME:
  Dividends ...................................          $     --           $  4,817           $  2,633          $     12
                                                         --------           --------           --------          --------

EXPENSES:
  Insurance charges ...........................               100              4,805              1,717               526
  Administrative fees .........................                 9                411                149                46
                                                         --------           --------           --------          --------

    Total expenses ............................               109              5,216              1,866               572
                                                         --------           --------           --------          --------

      Net investment income (loss) ............              (109)              (399)               767              (560)
                                                         --------           --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --              1,479                 --                --
    Realized gain (loss) on sale of investments               149              2,325                379                81
                                                         --------           --------           --------          --------

      Realized gain (loss) ....................               149              3,804                379                81
                                                         --------           --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................             1,996             81,899             21,833             9,900
                                                         --------           --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $  2,036           $ 85,304           $ 22,979          $  9,421
                                                         ========           ========           ========          ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    FRANKLIN                                                   TEMPLETON
     RISING                                  MUTUAL            DEVELOPING          TEMPLETON           TEMPLETON
    DIVIDENDS           FRANKLIN             SHARES              MARKETS            FOREIGN             GROWTH
   SECURITIES          SMALL CAP           SECURITIES          SECURITIES          SECURITIES          SECURITIES
     FUND -              FUND -              FUND -              FUND -             FUND -              FUND -
 CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES      CLASS 2 SHARES
 --------------      --------------      --------------      --------------      --------------      --------------
   $      --           $      --           $   5,546           $      13           $  13,061           $   1,176
   ---------           ---------           ---------           ---------           ---------           ---------

           3               9,797              13,953                 459              16,077               2,419
          --                 964               1,274                  35               1,602                 191
   ---------           ---------           ---------           ---------           ---------           ---------

           3              10,761              15,227                 494              17,679               2,610
   ---------           ---------           ---------           ---------           ---------           ---------

          (3)            (10,761)             (9,681)               (481)             (4,618)             (1,434)
   ---------           ---------           ---------           ---------           ---------           ---------

          --                  --                  --                  --                  --                  --
          --              (6,144)              1,636                  10             (32,195)              1,116
   ---------           ---------           ---------           ---------           ---------           ---------

          --              (6,144)              1,636                  10             (32,195)              1,116
   ---------           ---------           ---------           ---------           ---------           ---------

          69             214,665             239,130              14,541             381,984              49,871
   ---------           ---------           ---------           ---------           ---------           ---------

   $      66           $ 197,760           $ 231,085           $  14,070           $ 345,171           $  49,553
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                             DIVERSIFIED           EQUITY
                                                                              STRATEGIC            INDEX            FUNDAMENTAL
                                                         APPRECIATION          INCOME            PORTFOLIO -           VALUE
                                                          PORTFOLIO           PORTFOLIO        CLASS II SHARES       PORTFOLIO
                                                         -----------         -----------         -----------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $    46,865         $   249,068         $    35,864        $    56,711
                                                         -----------         -----------         -----------        -----------

EXPENSES:
  Insurance charges ...........................               59,506              32,819              26,271             64,139
  Administrative fees .........................                5,702               3,370               2,334              6,194
                                                         -----------         -----------         -----------        -----------

    Total expenses ............................               65,208              36,189              28,605             70,333
                                                         -----------         -----------         -----------        -----------

      Net investment income (loss) ............              (18,343)            212,879               7,259            (13,622)
                                                         -----------         -----------         -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                  --                  --                 --
    Realized gain (loss) on sale of investments               (3,275)               (453)             (4,953)           (19,254)
                                                         -----------         -----------         -----------        -----------

      Realized gain (loss) ....................               (3,275)               (453)             (4,953)           (19,254)
                                                         -----------         -----------         -----------        -----------

    Change in unrealized gain (loss)
      on investments ..........................              950,476               2,014             411,860          1,477,276
                                                         -----------         -----------         -----------        -----------

  Net increase (decrease) in net assets
    resulting from operations .................          $   928,858         $   214,440         $   414,166        $ 1,444,400
                                                         ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    SALOMON            SALOMON            SALOMON
    BROTHERS           BROTHERS           BROTHERS
    VARIABLE           VARIABLE           VARIABLE                           GLOBAL LIFE           GLOBAL
    EMERGING           EMERGING           GROWTH &           BALANCED          SCIENCES          TECHNOLOGY
     GROWTH             GROWTH             INCOME           PORTFOLIO -      PORTFOLIO -        PORTFOLIO -
     FUND -             FUND -             FUND -             SERVICE          SERVICE            SERVICE
 CLASS I SHARES     CLASS II SHARES    CLASS I SHARES         SHARES            SHARES             SHARES
 --------------     ---------------    --------------       -----------      -----------        -----------
    $     --           $     --           $    416           $ 13,973          $     --           $     --
    --------           --------           --------           --------          --------           --------

       1,520                  4                556              9,819                81                957
         110                 --                 45                855                 8                 84
    --------           --------           --------           --------          --------           --------

       1,630                  4                601             10,674                89              1,041
    --------           --------           --------           --------          --------           --------

      (1,630)                (4)              (185)             3,299               (89)            (1,041)
    --------           --------           --------           --------          --------           --------

          --                 --                 --                 --                --                 --
         298                 --                 63              6,154                (1)               113
    --------           --------           --------           --------          --------           --------

         298                 --                 63              6,154                (1)               113
    --------           --------           --------           --------          --------           --------

      21,084                117             10,811             69,287             1,075             21,300
    --------           --------           --------           --------          --------           --------

    $ 19,752           $    113           $ 10,689           $ 78,740          $    985           $ 20,372
    ========           ========           ========           ========          ========           ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                          MID CAP            WORLDWIDE
                                                          GROWTH               GROWTH              LAZARD              GROWTH
                                                        PORTFOLIO -         PORTFOLIO -          RETIREMENT             AND
                                                          SERVICE             SERVICE            SMALL CAP             INCOME
                                                           SHARES              SHARES            PORTFOLIO           PORTFOLIO
                                                        -----------         -----------          ----------          ---------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $      82           $      --           $   2,590
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              4,920                 108                 464               1,138
  Administrative fees .........................                542                   9                  35                  90
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              5,462                 117                 499               1,228
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (5,462)                (35)               (499)              1,362
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments            (15,525)                (67)                 29                 335
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................            (15,525)                (67)                 29                 335
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            125,085               1,911               9,747              29,852
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 104,098           $   1,809           $   9,277           $  31,549
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                      MERRILL                           OPPENHEIMER       OPPENHEIMER
                      LYNCH             MERRILL           CAPITAL            GLOBAL              REAL
                      GLOBAL             LYNCH         APPRECIATION        SECURITIES           RETURN
    MID-CAP         ALLOCATION         SMALL CAP         FUND/VA -           FUND/VA -        PORTFOLIO -
    VALUE              V.I.            VALUE V.I.         SERVICE            SERVICE        ADMINISTRATIVE
  PORTFOLIO      FUND - CLASS III  FUND - CLASS III       SHARES             SHARES             CLASS
  ---------      ----------------  ----------------    ------------       ------------      --------------
   $  2,142          $     30          $      1          $     --           $     --           $  1,017
   --------          --------          --------          --------           --------           --------

      1,633                 1                 1                 5                  3              2,627
        135                --                --                --                 --                216
   --------          --------          --------          --------           --------           --------

      1,768                 1                 1                 5                  3              2,843
   --------          --------          --------          --------           --------           --------

        374                29                --                (5)                (3)            (1,826)
   --------          --------          --------          --------           --------           --------

      4,429                --                --                --                 --             14,251
        190                --                --                --                 --                 23
   --------          --------          --------          --------           --------           --------

      4,619                --                --                --                 --             14,274
   --------          --------          --------          --------           --------           --------

     33,964                46                68               163                164             (5,184)
   --------          --------          --------          --------           --------           --------

   $ 38,957          $     75          $     68          $    158           $    161           $  7,264
   ========          ========          ========          ========           ========           ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                     PIONEER
                                                          TOTAL               PIONEER             PIONEER            EMERGING
                                                          RETURN              AMERICA             BALANCED           MARKETS
                                                        PORTFOLIO -          INCOME VCT             VCT                VCT
                                                      ADMINISTRATIVE        PORTFOLIO -         PORTFOLIO -        PORTFOLIO -
                                                           CLASS          CLASS II SHARES     CLASS II SHARES    CLASS II SHARES
                                                      --------------      ---------------     ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................          $ 460,955           $       5           $       6          $      --
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................            266,827                   1                   2                  3
  Administrative fees .........................             25,152                  --                  --                 --
                                                         ---------           ---------           ---------          ---------

    Total expenses ............................            291,979                   1                   2                  3
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............            168,976                   4                   4                 (3)
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            194,121                  --                  --                 --
    Realized gain (loss) on sale of investments             (2,697)                 --                  --                 --
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................            191,424                  --                  --                 --
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             87,816                  (1)                 29                254
                                                         ---------           ---------           ---------          ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 448,216           $       3           $      33          $     251
                                                         =========           =========           =========          =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    PIONEER                                                PIONEER                              PIONEER
    EQUITY            PIONEER            PIONEER           GROWTH            PIONEER        INTERNATIONAL
    INCOME            EUROPE              FUND             SHARES           HIGH YIELD          VALUE
      VCT               VCT               VCT               VCT                VCT               VCT
  PORTFOLIO -       PORTFOLIO -        PORTFOLIO -       PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
CLASS II SHARES   CLASS II SHARES    CLASS II SHARES   CLASS II SHARES   CLASS II SHARES    CLASS II SHARES
---------------   ---------------    ---------------   ---------------   ---------------    ---------------
     $ 10              $ --               $  4              $ --               $  6              $ --
     ----              ----               ----              ----               ----              ----

        3                 2                  3                 1                  1                 2
       --                --                 --                --                 --                --
     ----              ----               ----              ----               ----              ----

        3                 2                  3                 1                  1                 2
     ----              ----               ----              ----               ----              ----

        7                (2)                 1                (1)                 5                (2)
     ----              ----               ----              ----               ----              ----

       --                --                 --                --                 --                --
       --                --                 --                --                 --                --
     ----              ----               ----              ----               ----              ----

       --                --                 --                --                 --                --
     ----              ----               ----              ----               ----              ----

      121                96                105                31                 20                95
     ----              ----               ----              ----               ----              ----

     $128              $ 94               $106              $ 30               $ 25              $ 93
     ====              ====               ====              ====               ====              ====

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           PIONEER
                                                        PIONEER              REAL                              PIONEER
                                                        MID CAP             ESTATE           PIONEER            SMALL
                                                         VALUE              SHARES          SMALL CAP          COMPANY
                                                          VCT                VCT            VALUE VCT            VCT
                                                      PORTFOLIO -        PORTFOLIO -       PORTFOLIO -       PORTFOLIO -
                                                    CLASS II SHARES    CLASS II SHARES   CLASS II SHARES   CLASS II SHARES
                                                    ---------------    ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................          $  --              $  26             $  --              $  --
                                                         -----              -----             -----              -----

EXPENSES:
  Insurance charges ...........................              3                  3                 2                  1
  Administrative fees .........................             --                 --                --                 --
                                                         -----              -----             -----              -----

    Total expenses ............................              3                  3                 2                  1
                                                         -----              -----             -----              -----

      Net investment income (loss) ............             (3)                23                (2)                (1)
                                                         -----              -----             -----              -----

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             --                 --                --                 --
    Realized gain (loss) on sale of investments             --                 --                --                 --
                                                         -----              -----             -----              -----

      Realized gain (loss) ....................             --                 --                --                 --
                                                         -----              -----             -----              -----

    Change in unrealized gain (loss)
      on investments ..........................            106                 65                64                 40
                                                         -----              -----             -----              -----

  Net increase (decrease) in net assets
    resulting from operations .................          $ 103              $  88             $  62              $  39
                                                         =====              =====             =====              =====

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     PIONEER                                                    PUTNAM VT         PUTNAM VT
    STRATEGIC           PIONEER            PUTNAM VT          INTERNATIONAL       SMALL CAP
     INCOME              VALUE             DISCOVERY             EQUITY             VALUE
       VCT                VCT                GROWTH              FUND -             FUND -              ALL CAP
   PORTFOLIO -        PORTFOLIO -       FUND - CLASS IB         CLASS IB           CLASS IB              FUND -
 CLASS II SHARES    CLASS II SHARES          SHARES              SHARES             SHARES              CLASS I
 ---------------    ---------------     ---------------       -------------        ---------           ---------
    $       5          $      --           $      --           $   1,734           $   1,588           $  10,990
    ---------          ---------           ---------           ---------           ---------           ---------

            1                  2               1,914               7,608              13,654              38,123
           --                 --                 178                 675               1,262               3,606
    ---------          ---------           ---------           ---------           ---------           ---------

            1                  2               2,092               8,283              14,916              41,729
    ---------          ---------           ---------           ---------           ---------           ---------

            4                 (2)             (2,092)             (6,549)            (13,328)            (30,739)
    ---------          ---------           ---------           ---------           ---------           ---------

           --                 --                  --                  --                  --                  --
           --                 --                 294               1,113             (15,474)             (3,303)
    ---------          ---------           ---------           ---------           ---------           ---------

           --                 --                 294               1,113             (15,474)             (3,303)
    ---------          ---------           ---------           ---------           ---------           ---------

           20                 64              35,383             157,934             387,528             859,708
    ---------          ---------           ---------           ---------           ---------           ---------

    $      24          $      62           $  33,585           $ 152,498           $ 358,726           $ 825,666
    =========          =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                             LARGE CAP           SMALL CAP             TOTAL
                                                         INVESTORS             GROWTH              GROWTH              RETURN
                                                          FUND -               FUND -              FUND -              FUND -
                                                          CLASS I             CLASS I             CLASS I             CLASS II
                                                         ---------           ---------           ---------           ---------
INVESTMENT INCOME:
  Dividends ...................................          $  31,748           $       9           $      --           $       3
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             18,901               1,284               6,728                   2
  Administrative fees .........................              1,758                  99                 678                  --
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             20,659               1,383               7,406                   2
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             11,089              (1,374)             (7,406)                  1
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  12
    Realized gain (loss) on sale of investments             (3,614)                143                 847                  --
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (3,614)                143                 847                  12
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            345,213              20,906             202,181                  26
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 352,688           $  19,675           $ 195,622           $      39
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                         SMITH                                 MULTIPLE             MULTIPLE
                         BARNEY             MULTIPLE          DISCIPLINE           DISCIPLINE           MULTIPLE
     SMITH              PREMIER            DISCIPLINE         PORTFOLIO -         PORTFOLIO -          DISCIPLINE
    BARNEY             SELECTIONS         PORTFOLIO -          BALANCED              GLOBAL           PORTFOLIO -
   LARGE CAP            ALL CAP             ALL CAP             ALL CAP             ALL CAP            LARGE CAP
     CORE                GROWTH              GROWTH             GROWTH               GROWTH              GROWTH
   PORTFOLIO           PORTFOLIO           AND VALUE           AND VALUE           AND VALUE           AND VALUE
   ---------           ----------         -----------         -----------         -----------         -----------
   $   2,551           $      --           $   3,975           $  24,170           $   1,580           $   4,267
   ---------           ---------           ---------           ---------           ---------           ---------

       3,585                 956              46,972              58,249               7,370               8,503
         313                  90               3,964               5,291                 603                 718
   ---------           ---------           ---------           ---------           ---------           ---------

       3,898               1,046              50,936              63,540               7,973               9,221
   ---------           ---------           ---------           ---------           ---------           ---------

      (1,347)             (1,046)            (46,961)            (39,370)             (6,393)             (4,954)
   ---------           ---------           ---------           ---------           ---------           ---------

          --                  --                 211                  98               3,932               8,629
       4,236                 464               1,084               4,745               1,098               1,867
   ---------           ---------           ---------           ---------           ---------           ---------

       4,236                 464               1,295               4,843               5,030              10,496
   ---------           ---------           ---------           ---------           ---------           ---------

      44,456              18,344             864,734             760,463             119,835             147,859
   ---------           ---------           ---------           ---------           ---------           ---------

   $  47,345           $  17,762           $ 819,068           $ 725,936           $ 118,472           $ 153,401
   =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                          DISCIPLINED                           FEDERATED
                                                        CONVERTIBLE         MID CAP             EQUITY             HIGH
                                                        SECURITIES           STOCK              INCOME            YIELD
                                                         PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                        -----------       -----------         ---------         ---------
INVESTMENT INCOME:
  Dividends ...................................          $ 53,269          $    660           $ 44,890          $ 19,579
                                                         --------          --------           --------          --------

EXPENSES:
  Insurance charges ...........................            12,276             1,327             36,724             2,342
  Administrative fees .........................             1,076               109              3,514               193
                                                         --------          --------           --------          --------

    Total expenses ............................            13,352             1,436             40,238             2,535
                                                         --------          --------           --------          --------

      Net investment income (loss) ............            39,917              (776)             4,652            17,044
                                                         --------          --------           --------          --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                --                 --                --
    Realized gain (loss) on sale of investments             7,715               422              4,767               757
                                                         --------          --------           --------          --------

      Realized gain (loss) ....................             7,715               422              4,767               757
                                                         --------          --------           --------          --------

    Change in unrealized gain (loss)
      on investments ..........................           104,240            23,836            693,933             3,746
                                                         --------          --------           --------          --------

  Net increase (decrease) in net assets
    resulting from operations .................          $151,872          $ 23,482           $703,352          $ 21,547
                                                         ========          ========           ========          ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                              MERRILL
                                           LAZARD              LYNCH                MFS                 MFS
  FEDERATED                            INTERNATIONAL         LARGE CAP            EMERGING            MID CAP
    STOCK            LARGE CAP             STOCK               CORE                GROWTH              GROWTH
  PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
  ---------          ---------         -------------         ---------           ---------           ---------
  $   4,811          $   5,214           $   3,950           $   6,176           $      --           $      --
  ---------          ---------           ---------           ---------           ---------           ---------

      2,269             10,050                 844               8,258               6,160               1,320
        188                995                  68                 835                 617                 101
  ---------          ---------           ---------           ---------           ---------           ---------

      2,457             11,045                 912               9,093               6,777               1,421
  ---------          ---------           ---------           ---------           ---------           ---------

      2,354             (5,831)              3,038              (2,917)             (6,777)             (1,421)
  ---------          ---------           ---------           ---------           ---------           ---------

         --                 --                  --                  --                  --                  --
      9,409               (432)                (56)             (2,019)            (30,774)                560
  ---------          ---------           ---------           ---------           ---------           ---------

      9,409               (432)                (56)             (2,019)            (30,774)                560
  ---------          ---------           ---------           ---------           ---------           ---------

     27,737            165,571              15,899             112,021             133,390              16,857
  ---------          ---------           ---------           ---------           ---------           ---------

  $  39,500          $ 159,308           $  18,881           $ 107,085           $  95,839           $  15,996
  =========          =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                           TRAVELERS              AIM                 MFS
                                                         PIONEER            QUALITY             CAPITAL              TOTAL
                                                          FUND                BOND            APPRECIATION           RETURN
                                                        PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       -----------        -----------         ------------        -----------
INVESTMENT INCOME:
  Dividends ...................................        $     1,930        $    41,519         $        --         $   298,376
                                                       -----------        -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................                335              8,593               4,930             100,784
  Administrative fees .........................                 29                743                 438               9,990
                                                       -----------        -----------         -----------         -----------

    Total expenses ............................                364              9,336               5,368             110,774
                                                       -----------        -----------         -----------         -----------

      Net investment income (loss) ............              1,566             32,183              (5,368)            187,602
                                                       -----------        -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              1,098                  --                  --
    Realized gain (loss) on sale of investments                 21              2,122              (1,066)            (10,173)
                                                       -----------        -----------         -----------         -----------

      Realized gain (loss) ....................                 21              3,220              (1,066)            (10,173)
                                                       -----------        -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................              7,026            (15,607)             77,699             936,771
                                                       -----------        -----------         -----------         -----------

  Net increase (decrease) in net assets
    resulting from operations .................        $     8,613        $    19,796         $    71,265         $ 1,114,200
                                                       ===========        ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

       SB                                                              SMITH                                      SMITH
   ADJUSTABLE               SMITH                 SMITH                BARNEY               SMITH                 BARNEY
      RATE                  BARNEY                BARNEY           INTERNATIONAL            BARNEY                LARGE
     INCOME               AGGRESSIVE               HIGH               ALL CAP             LARGE CAP           CAPITALIZATION
   PORTFOLIO -              GROWTH                INCOME              GROWTH                VALUE                 GROWTH
 CLASS I SHARES           PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO
 --------------           ----------            ---------          -------------          ---------           --------------
   $       421           $        --           $   536,230          $     2,180           $    14,732           $     1,037
   -----------           -----------           -----------          -----------           -----------           -----------

           587                96,019                57,429                2,339                10,887                38,836
            47                 9,648                 5,614                  266                 1,235                 3,819
   -----------           -----------           -----------          -----------           -----------           -----------

           634               105,667                63,043                2,605                12,122                42,655
   -----------           -----------           -----------          -----------           -----------           -----------

          (213)             (105,667)              473,187                 (425)                2,610               (41,618)
   -----------           -----------           -----------          -----------           -----------           -----------

            --                    --                    --                   --                    --                    --
            (9)              (16,326)                5,874               (9,497)              (32,479)               (8,891)
   -----------           -----------           -----------          -----------           -----------           -----------

            (9)              (16,326)                5,874               (9,497)              (32,479)               (8,891)
   -----------           -----------           -----------          -----------           -----------           -----------

          (156)            1,925,920               251,223               54,024               225,277               947,991
   -----------           -----------           -----------          -----------           -----------           -----------

   $      (378)          $ 1,803,927           $   730,284          $    44,102           $   195,408           $   897,482
   ===========           ===========           ===========          ===========           ===========           ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           SMITH               SMITH
                                                          BARNEY               BARNEY                                TRAVELERS
                                                          MID CAP              MONEY             STRATEGIC            MANAGED
                                                           CORE                MARKET              EQUITY              INCOME
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                         ---------           ---------           ---------           ---------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $  47,620           $      --           $ 285,915
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             28,157             112,662               7,785              62,477
  Administrative fees .........................              2,777              11,067                 759               6,185
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             30,934             123,729               8,544              68,662
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............            (30,934)            (76,109)             (8,544)            217,253
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments             (8,716)                 --             (44,320)               (384)
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (8,716)                 --             (44,320)               (384)
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            552,075                  --             189,417              (6,926)
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $ 512,425           $ (76,109)          $ 136,553           $ 209,943
                                                         =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                    SMITH
                                                                                    BARNEY
                       COMSTOCK            EMERGING          ENTERPRISE           SMALL CAP
  VAN KAMPEN         PORTFOLIO -            GROWTH           PORTFOLIO -            GROWTH           CONTRAFUND(R)
  ENTERPRISE           CLASS II          PORTFOLIO -          CLASS II          OPPORTUNITIES        PORTFOLIO -
   PORTFOLIO            SHARES          CLASS I SHARES         SHARES             PORTFOLIO         SERVICE CLASS
  ----------         -----------        --------------       -----------        -------------       -------------
  $     619           $   2,021           $      --           $       4           $      --           $   2,642
  ---------           ---------           ---------           ---------           ---------           ---------

      1,998               5,467               5,684                  27               5,304              28,419
        203                 474                 647                   4                 492               2,613
  ---------           ---------           ---------           ---------           ---------           ---------

      2,201               5,941               6,331                  31               5,796              31,032
  ---------           ---------           ---------           ---------           ---------           ---------

     (1,582)             (3,920)             (6,331)                (27)             (5,796)            (28,390)
  ---------           ---------           ---------           ---------           ---------           ---------

         --                  --                  --                  --                  --                  --
    (26,003)              2,250             (59,043)               (210)                728               8,215
  ---------           ---------           ---------           ---------           ---------           ---------

    (26,003)              2,250             (59,043)               (210)                728               8,215
  ---------           ---------           ---------           ---------           ---------           ---------

     59,216              94,007             159,225                 569             133,049             504,008
  ---------           ---------           ---------           ---------           ---------           ---------

  $  31,631           $  92,337           $  93,851           $     332           $ 127,981           $ 483,833
  =========           =========           =========           =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                              DYNAMIC
                                                                              CAPITAL
                                                       CONTRAFUND(R)        APPRECIATION           MID CAP
                                                       PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                                         SERVICE              SERVICE              SERVICE
                                                         CLASS 2              CLASS 2              CLASS 2              COMBINED
                                                       -------------        ------------         ------------         ------------
INVESTMENT INCOME:
  Dividends ...................................        $        194         $         --         $      1,547         $  2,489,882
                                                       ------------         ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................               5,186                  892               23,364            1,649,683
  Administrative fees .........................                 426                   65                2,120              158,264
                                                       ------------         ------------         ------------         ------------

    Total expenses ............................               5,612                  957               25,484            1,807,947
                                                       ------------         ------------         ------------         ------------

      Net investment income (loss) ............              (5,418)                (957)             (23,937)             681,935
                                                       ------------         ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                   --              228,266
    Realized gain (loss) on sale of investments               1,024                   88               (2,995)            (392,139)
                                                       ------------         ------------         ------------         ------------

      Realized gain (loss) ....................               1,024                   88               (2,995)            (163,873)
                                                       ------------         ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................              85,486               11,589              580,546           20,783,353
                                                       ------------         ------------         ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................        $     81,092         $     10,720         $    553,614         $ 21,301,415
                                                       ============         ============         ============         ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                 AIM V.I.
                                                                                                          CAPITAL APPRECIATION
                                             CAPITAL APPRECIATION FUND       MONEY MARKET PORTFOLIO         FUND - SERIES II
                                            --------------------------    --------------------------    -----------------------
                                                2003           2002           2003           2002           2003        2002
                                            -----------    -----------    -----------    -----------    -----------    --------
OPERATIONS:
  Net investment income (loss) ..........   $      (581)   $        15    $    (4,302)   $      (532)   $        (3)   $     --
  Realized gain (loss) ..................           186            (13)            --             --             --          --
  Change in unrealized gain (loss)
    on investments ......................         8,288         (1,342)            --             --             67          --
                                            -----------    -----------    -----------    -----------    -----------    --------

    Net increase (decrease) in net assets
      resulting from operations .........         7,893         (1,340)        (4,302)          (532)            64          --
                                            -----------    -----------    -----------    -----------    -----------    --------

UNIT TRANSACTIONS:
  Participant purchase payments .........        75,178          6,000        702,932        521,103          2,000          --
  Participant transfers from other
    funding options .....................         4,783             --        286,743        283,300             --          --
  Administrative charges ................            --             --           (121)            (4)            --          --
  Contract surrenders ...................            --             --        (27,657)            --             --          --
  Participant transfers to other
    funding options .....................            --             --     (1,141,471)      (302,740)            --          --
  Other payments to participants ........            --             --             --             --             --          --
                                            -----------    -----------    -----------    -----------    -----------    --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        79,961          6,000       (179,574)       501,659          2,000          --
                                            -----------    -----------    -----------    -----------    -----------    --------

    Net increase (decrease) in net assets        87,854          4,660       (183,876)       501,127          2,064          --

NET ASSETS:
    Beginning of year ...................         4,660             --        501,127             --             --          --
                                            -----------    -----------    -----------    -----------    -----------    --------
    End of year .........................   $    92,514    $     4,660    $   317,251    $   501,127    $     2,064    $     --
                                            ===========    ===========    ===========    ===========    ===========    ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  AIM V.I. MID CAP               AIM V.I.                    ALLIANCEBERNSTEIN
                                                 CORE EQUITY FUND -           PREMIER EQUITY                 GROWTH AND INCOME
                                                     SERIES II               FUND - SERIES I                PORTFOLIO - CLASS B
                                             -----------------------    ---------------------------     ---------------------------
                                                 2003          2002         2003            2002            2003            2002
                                             -----------     -------    -----------     -----------     -----------     -----------
OPERATIONS:
  Net investment income (loss) ..........    $        (1)    $    --    $    (2,379)    $    (1,031)    $    (4,991)    $      (320)
  Realized gain (loss) ..................              6          --         (1,666)        (14,732)            117              79
  Change in unrealized gain (loss)
    on investments ......................             39          --         47,990         (25,443)        119,085          (1,568)
                                             -----------     -------    -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets
      resulting from operations .........             44          --         43,945         (41,206)        114,211          (1,809)
                                             -----------     -------    -----------     -----------     -----------     -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........          1,000          --         12,653          21,289         333,014           3,000
  Participant transfers from other
    funding options .....................             --          --        155,084          46,830         559,978          66,600
  Administrative charges ................             --          --            (66)            (34)            (28)             --
  Contract surrenders ...................             --          --         (8,990)         (1,102)         (2,311)             --
  Participant transfers to other
    funding options .....................             --          --           (570)        (59,115)         (3,819)             --
  Other payments to participants ........             --          --             --              --              --              --
                                             -----------     -------    -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          1,000          --        158,111           7,868         886,834          69,600
                                             -----------     -------    -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets          1,044          --        202,056         (33,338)      1,001,045          67,791

NET ASSETS:
    Beginning of year ...................             --          --         82,288         115,626          67,791              --
                                             -----------     -------    -----------     -----------     -----------     -----------
    End of year .........................    $     1,044     $    --    $   284,344     $    82,288     $ 1,068,836     $    67,791
                                             ===========     =======    ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

      ALLIANCEBERNSTEIN
        PREMIER GROWTH                 GLOBAL GROWTH FUND -                GROWTH FUND -                   GROWTH-INCOME FUND -
     PORTFOLIO - CLASS B                  CLASS 2 SHARES                   CLASS 2 SHARES                    CLASS 2 SHARES
-----------------------------     -----------------------------     -----------------------------     -----------------------------
     2003            2002              2003             2002             2003             2002             2003             2002
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$    (11,129)    $    (11,317)    $    (17,576)    $     (3,957)    $    (72,925)    $    (25,027)    $      3,656     $     (6,988)
     (44,080)         (43,508)         (11,752)         (15,138)         (32,133)         (80,048)         (15,207)         (36,131)

     208,879         (271,550)         500,066         (115,832)       1,584,435         (440,879)       2,014,346         (592,383)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     153,670         (326,375)         470,738         (134,927)       1,479,377         (545,954)       2,002,795         (635,502)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     131,086            6,400        1,109,741           94,727        4,437,757          575,877        5,132,704          767,495

      97,307           99,615          732,229          292,117        3,761,525          679,930        5,012,773        1,150,298
        (364)            (416)            (257)            (229)            (916)            (406)          (1,061)            (596)
     (23,811)         (16,819)         (16,449)         (22,631)        (158,600)         (58,084)        (294,380)        (127,285)

     (28,297)         (54,167)         (54,102)         (19,718)        (188,274)         (77,447)        (254,248)         (64,307)
     (12,737)              --          (12,103)              --          (39,253)              --           20,745          (20,017)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     163,184           34,613        1,759,059          344,266        7,812,239        1,119,870        9,616,533        1,705,588
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     316,854         (291,762)       2,229,797          209,339        9,291,616          573,916       11,619,328        1,070,086

     690,133          981,895          889,304          679,965        2,012,085        1,438,169        3,357,382        2,287,296
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$  1,006,987     $    690,133     $  3,119,101     $    889,304     $ 11,303,701     $  2,012,085     $ 14,976,710     $  3,357,382
============     ============     ============     ============     ============     ============     ============     ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                            DREYFUS VIF
                                                 EMERGING MARKETS           DELAWARE VIP REIT        APPRECIATION PORTFOLIO -
                                                    PORTFOLIO            SERIES - STANDARD CLASS          INITIAL SHARES
                                             -----------------------     -----------------------     ------------------------
                                                2003          2002          2003          2002          2003          2002
                                             ---------     ---------     ---------     ---------     ---------     ---------
OPERATIONS:
  Net investment income (loss) ..........    $    (109)    $     (13)    $    (399)    $    (163)    $     767     $     109
  Realized gain (loss) ..................          149           383         3,804            (1)          379            (7)
  Change in unrealized gain (loss)
    on investments ......................        1,996           (13)       81,899         1,177        21,833        (1,271)
                                             ---------     ---------     ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........        2,036           357        85,304         1,013        22,979        (1,169)
                                             ---------     ---------     ---------     ---------     ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........           --         1,000       265,779        89,696        74,364        11,344
  Participant transfers from other
    funding options .....................       43,291        42,229       138,790        14,761        89,815        12,081
  Administrative charges ................           (4)           --           (49)           --           (11)           --
  Contract surrenders ...................       (1,469)           --        (3,004)           --           (72)           --
  Participant transfers to other
    funding options .....................      (34,220)      (42,785)       (1,205)         (115)           --            --
  Other payments to participants ........           --            --            --            --            --            --
                                             ---------     ---------     ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        7,598           444       400,311       104,342       164,096        23,425
                                             ---------     ---------     ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets        9,634           801       485,615       105,355       187,075        22,256

NET ASSETS:
    Beginning of year ...................          801            --       105,355            --        22,256            --
                                             ---------     ---------     ---------     ---------     ---------     ---------
    End of year .........................    $  10,435     $     801     $ 590,970     $ 105,355     $ 209,331     $  22,256
                                             =========     =========     =========     =========     =========     =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        DREYFUS VIF                   FRANKLIN RISING                                                 MUTUAL SHARES
     DEVELOPING LEADERS         DIVIDENDS SECURITIES FUND -         FRANKLIN SMALL CAP              SECURITIES FUND -
 PORTFOLIO - INITIAL SHARES            CLASS 2 SHARES             FUND - CLASS 2 SHARES               CLASS 2 SHARES
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2003            2002            2003            2002           2003            2002            2003            2002
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$      (560)    $       (63)    $        (3)    $        --    $   (10,761)    $    (2,780)    $    (9,681)    $      (552)
         81              (8)             --              --         (6,144)        (12,134)          1,636              --

      9,900          (1,037)             69              --        214,665         (67,824)        239,130          (1,855)
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

      9,421          (1,108)             66              --        197,760         (82,738)        231,085          (2,407)
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     20,967           9,803           2,000              --        400,782          18,844         974,180          44,961

     11,052           1,587              --              --        770,918         113,009         998,650         165,026
        (15)             --              --              --           (171)           (110)           (115)             (1)
         --              --              --              --         (4,557)         (1,503)        (15,414)           (336)

       (181)             --              --              --         (8,377)        (16,182)        (45,742)             --
         --              --              --              --        (24,021)             --          20,361         (20,135)
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     31,823          11,390           2,000              --      1,134,574         114,058       1,931,920         189,515
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     41,244          10,282           2,066              --      1,332,334          31,320       2,163,005         187,108

     10,282              --              --              --        276,567         245,247         187,108              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$    51,526     $    10,282     $     2,066     $        --    $ 1,608,901     $   276,567     $ 2,350,113     $   187,108
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               TEMPLETON DEVELOPING         TEMPLETON FOREIGN               TEMPLETON GROWTH
                                                MARKETS SECURITIES          SECURITIES FUND -              SECURITIES FUND -
                                              FUND - CLASS 2 SHARES           CLASS 2 SHARES                 CLASS 2 SHARES
                                             -----------------------    ---------------------------     ---------------------------
                                                 2003          2002         2003            2002            2003            2002
                                             -----------     -------    -----------     -----------     -----------     -----------
OPERATIONS:
  Net investment income (loss) ..........    $      (481)    $    --    $    (4,618)    $       254     $    (1,434)    $       (30)
  Realized gain (loss) ..................             10          --        (32,195)        (34,580)          1,116              36
  Change in unrealized gain (loss)
    on investments ......................         14,541          --        381,984         (75,537)         49,871          (1,114)
                                             -----------     -------    -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets
      resulting from operations .........         14,070          --        345,171        (109,863)         49,553          (1,108)
                                             -----------     -------    -----------     -----------     -----------     -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        208,470          --        851,322          40,074         346,340          40,535
  Participant transfers from other
    funding options .....................         58,325          --      1,075,827         312,205         112,911           8,081
  Administrative charges ................             (1)         --           (150)           (116)            (12)             --
  Contract surrenders ...................             --          --        (58,063)         (3,192)            (79)             --
  Participant transfers to other
    funding options .....................             --          --       (134,073)        (85,950)        (38,638)             --
  Other payments to participants ........             --          --         (8,887)             --              --              --
                                             -----------     -------    -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        266,794          --      1,725,976         263,021         420,522          48,616
                                             -----------     -------    -----------     -----------     -----------     -----------

    Net increase (decrease) in net assets        280,864          --      2,071,147         153,158         470,075          47,508

NET ASSETS:
    Beginning of year ...................             --          --        570,703         417,545          47,508              --
                                             -----------     -------    -----------     -----------     -----------     -----------
    End of year .........................    $   280,864     $    --    $ 2,641,850     $   570,703     $   517,583     $    47,508
                                             ===========     =======    ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                      DIVERSIFIED STRATEGIC            EQUITY INDEX PORTFOLIO -             FUNDAMENTAL VALUE
   APPRECIATION PORTFOLIO               INCOME PORTFOLIO                   CLASS II SHARES                      PORTFOLIO
-----------------------------     -----------------------------     -----------------------------     -----------------------------
    2003             2002             2003             2002             2003             2002             2003             2002
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$    (18,343)    $      4,597     $    212,879     $     87,148     $      7,259     $      3,331     $    (13,622)    $     (1,453)
      (3,275)         (28,910)            (453)          (3,501)          (4,953)          (4,856)         (19,254)         (16,525)

     950,476         (246,266)           2,014          (47,811)         411,860          (60,972)       1,477,276         (322,771)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     928,858         (270,579)         214,440           35,836          414,166          (62,497)       1,444,400         (340,749)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   2,272,842          619,100        1,257,356           61,184        2,198,355          115,766        3,856,499          297,979

   3,788,269          643,245        2,163,786          369,960        1,278,951          180,598        4,723,418          658,826
        (643)            (288)            (281)            (100)            (170)             (71)            (679)            (392)
     (95,570)         (20,994)         (74,178)         (25,633)         (19,623)          (5,686)        (177,093)         (31,996)

    (245,282)        (145,629)        (189,658)         (52,024)        (168,421)         (23,471)         (95,291)        (115,806)
     (17,008)         (23,229)              --               --               --               --            8,852          (19,625)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   5,702,608        1,072,205        3,157,025          353,387        3,289,092          267,136        8,315,706          788,986
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   6,631,466          801,626        3,371,465          389,223        3,703,258          204,639        9,760,106          448,237

   1,606,091          804,465        1,158,912          769,689          446,034          241,395        1,576,295        1,128,058
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$  8,237,557     $  1,606,091     $  4,530,377     $  1,158,912     $  4,149,292     $    446,034     $ 11,336,401     $  1,576,295
============     ============     ============     ============     ============     ============     ============     ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  SALOMON BROTHERS           SALOMON BROTHERS         SALOMON BROTHERS
                                             VARIABLE EMERGING GROWTH   VARIABLE EMERGING GROWTH  VARIABLE GROWTH & INCOME
                                              FUND - CLASS I SHARES      FUND - CLASS II SHARES    FUND - CLASS I SHARES
                                             ------------------------   ------------------------  ------------------------
                                                2003          2002          2003        2002         2003          2002
                                             ---------     ---------     ---------     -------    ---------     ---------
OPERATIONS:
  Net investment income (loss) ..........    $  (1,630)    $     (25)    $      (4)    $    --    $    (185)    $      (3)
  Realized gain (loss) ..................          298           469            --          --           63            46
  Change in unrealized gain (loss)
    on investments ......................       21,084        (1,173)          117          --       10,811          (243)
                                             ---------     ---------     ---------     -------    ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........       19,752          (729)          113          --       10,689          (200)
                                             ---------     ---------     ---------     -------    ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........      340,853         2,999         2,000          --       51,577         1,000
  Participant transfers from other
    funding options .....................       42,772            --            --          --      100,710            --
  Administrative charges ................           (1)           --            --          --           --            --
  Contract surrenders ...................           --            --            --          --         (910)           --
  Participant transfers to other
    funding options .....................          (12)           --            --          --          (65)           --
  Other payments to participants ........           --            --            --          --           --            --
                                             ---------     ---------     ---------     -------    ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      383,612         2,999         2,000          --      151,312         1,000
                                             ---------     ---------     ---------     -------    ---------     ---------

    Net increase (decrease) in net assets      403,364         2,270         2,113          --      162,001           800

NET ASSETS:
    Beginning of year ...................        2,270            --            --          --          800            --
                                             ---------     ---------     ---------     -------    ---------     ---------
    End of year .........................    $ 405,634     $   2,270     $   2,113     $    --    $ 162,801     $     800
                                             =========     =========     =========     =======    =========     =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

   BALANCED PORTFOLIO -             GLOBAL LIFE SCIENCES             GLOBAL TECHNOLOGY                 MID CAP GROWTH
     SERVICE SHARES              PORTFOLIO - SERVICE SHARES      PORTFOLIO - SERVICE SHARES      PORTFOLIO - SERVICE SHARES
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2003            2002            2003            2002            2003            2002            2003            2002
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$     3,299     $       577     $       (89)    $       (16)    $    (1,041)    $      (121)    $    (5,462)    $    (3,358)
      6,154               3              (1)             (2)            113              (5)        (15,525)        (61,516)

     69,287            (673)          1,075            (286)         21,300          (2,693)        125,085         (20,634)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     78,740             (93)            985            (304)         20,372          (2,819)        104,098         (85,508)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     92,398          11,000           7,381           1,750          53,226          48,644          85,030          48,730

    941,831          58,833              --              --              --              --         183,189          68,016
        (22)             --              (1)             --              (1)             --            (121)           (114)
    (27,715)           (494)             --              --              --              --          (5,235)         (4,055)

   (102,848)             --              --              --              --              --         (13,721)        (51,441)
         --              --              --              --              --              --         (11,882)             --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    903,644          69,339           7,380           1,750          53,225          48,644         237,260          61,136
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    982,384          69,246           8,365           1,446          73,597          45,825         341,358         (24,372)

     69,246              --           1,446              --          45,825              --         224,418         248,790
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,051,630     $    69,246     $     9,811     $     1,446     $   119,422     $    45,825     $   565,776     $   224,418
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 WORLDWIDE GROWTH          LAZARD RETIREMENT        GROWTH AND INCOME
                                           PORTFOLIO - SERVICE SHARES     SMALL CAP PORTFOLIO          PORTFOLIO
                                           --------------------------    ---------------------    ---------------------
                                                2003          2002          2003        2002         2003        2002
                                             ---------     ---------     ---------     -------    ---------     -------
OPERATIONS:
  Net investment income (loss) ..........    $     (35)    $     (23)    $    (499)    $    --    $   1,362     $    --
  Realized gain (loss) ..................          (67)         (541)           29          --          335          --
  Change in unrealized gain (loss)
    on investments ......................        1,911           (52)        9,747          --       29,852          --
                                             ---------     ---------     ---------     -------    ---------     -------

    Net increase (decrease) in net assets
      resulting from operations .........        1,809          (616)        9,277          --       31,549          --
                                             ---------     ---------     ---------     -------    ---------     -------

UNIT TRANSACTIONS:
  Participant purchase payments .........       22,161         3,000        67,654          --      425,732          --
  Participant transfers from other
    funding options .....................       36,046        39,229       195,227          --       20,049          --
  Administrative charges ................           --            --            --          --           --          --
  Contract surrenders ...................           --            --           (71)         --       (5,973)         --
  Participant transfers to other
    funding options .....................      (28,197)      (39,395)          (25)         --           --          --
  Other payments to participants ........           --            --            --          --           --          --
                                             ---------     ---------     ---------     -------    ---------     -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       30,010         2,834       262,785          --      439,808          --
                                             ---------     ---------     ---------     -------    ---------     -------

    Net increase (decrease) in net assets       31,819         2,218       272,062          --      471,357          --

NET ASSETS:
    Beginning of year ...................        2,218            --            --          --           --          --
                                             ---------     ---------     ---------     -------    ---------     -------
    End of year .........................    $  34,037     $   2,218     $ 272,062     $    --    $ 471,357     $    --
                                             =========     =========     =========     =======    =========     =======

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                     MERRILL LYNCH                  MERRILL LYNCH               OPPENHEIMER CAPITAL
                                GLOBAL ALLOCATION V.I.          SMALL CAP VALUE V.I.          APPRECIATION FUND/VA -
MID-CAP VALUE PORTFOLIO            FUND - CLASS III               FUND - CLASS III                SERVICE SHARES
-----------------------         ----------------------         ----------------------         -----------------------
   2003          2002              2003         2002              2003         2002              2003          2002
---------     ---------         ---------    ---------         ---------    ---------         ---------     ---------
$     374     $      --         $      29    $      --         $      --    $      --         $      (5)    $      --
    4,619            --                --           --                --           --                --            --

   33,964            --                46           --                68           --               163            --
---------     ---------         ---------    ---------         ---------    ---------         ---------     ---------

   38,957            --                75           --                68           --               158            --
---------     ---------         ---------    ---------         ---------    ---------         ---------     ---------

  290,285            --             1,000           --             1,000           --             3,000            --

  296,780            --                --           --                --           --                --            --
   (2,690)           --                --           --                --           --                --            --

      (48)           --                --           --                --           --                --            --
       --            --                --           --                --           --                --            --
---------     ---------         ---------    ---------         ---------    ---------         ---------     ---------

  584,327            --             1,000           --             1,000           --             3,000            --
---------     ---------         ---------    ---------         ---------    ---------         ---------     ---------

  623,284            --             1,075           --             1,068           --             3,158            --

       --            --                --           --                --           --                --            --
---------     ---------         ---------    ---------         ---------    ---------         ---------     ---------
$ 623,284     $      --         $   1,075    $      --         $   1,068    $      --         $   3,158     $      --
=========     =========         =========    =========         =========    =========         =========     =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               OPPENHEIMER GLOBAL
                                              SECURITIES FUND/VA -         REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -
                                                 SERVICE SHARES              ADMINISTRATIVE CLASS          ADMINISTRATIVE CLASS
                                             ------------------------      ------------------------   -----------------------------
                                                 2003           2002           2003           2002        2003              2002
                                             ------------     -------      ------------     -------   ------------     ------------
OPERATIONS:
  Net investment income (loss) ..........    $         (3)    $    --      $     (1,826)    $    --   $    168,976     $     54,184
  Realized gain (loss) ..................              --          --            14,274          --        191,424           71,746
  Change in unrealized gain (loss)
    on investments ......................             164          --            (5,184)         --         87,816           78,280
                                             ------------     -------      ------------     -------   ------------     ------------

    Net increase (decrease) in net assets
      resulting from operations .........             161          --             7,264          --        448,216          204,210
                                             ------------     -------      ------------     -------   ------------     ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           2,000          --           577,804          --      5,145,521          833,798
  Participant transfers from other
    funding options .....................              --          --           344,993          --     19,856,020        5,428,032
  Administrative charges ................              --          --                (7)         --         (3,440)            (176)
  Contract surrenders ...................              --          --            (7,300)         --       (251,467)         (37,924)
  Participant transfers to other
    funding options .....................              --          --            (3,452)         --     (6,417,505)        (198,947)
  Other payments to participants ........              --          --                --          --        (39,036)              --
                                             ------------     -------      ------------     -------   ------------     ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           2,000          --           912,038          --     18,290,093        6,024,783
                                             ------------     -------      ------------     -------   ------------     ------------

    Net increase (decrease) in net assets           2,161          --           919,302          --     18,738,309        6,228,993

NET ASSETS:
    Beginning of year ...................              --          --                --          --      6,873,363          644,370
                                             ------------     -------      ------------     -------   ------------     ------------
    End of year .........................    $      2,161     $    --      $    919,302     $    --   $ 25,611,672     $  6,873,363
                                             ============     =======      ============     =======   ============     ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

   PIONEER AMERICA                                            PIONEER EMERGING              PIONEER EQUITY
INCOME VCT PORTFOLIO -       PIONEER BALANCED VCT         MARKETS VCT PORTFOLIO -       INCOME VCT PORTFOLIO -
   CLASS II SHARES        PORTFOLIO - CLASS II SHARES         CLASS II SHARES               CLASS II SHARES
----------------------    ---------------------------     -----------------------       ----------------------
    2003        2002            2003         2002            2003          2002            2003         2002
  --------    -------         -------      -------         -------       -------         -------      -------
  $      4    $    --         $     4      $    --         $    (3)      $    --         $     7      $    --
        --         --              --           --              --            --              --           --

        (1)        --              29           --             254            --             121           --
  --------    -------         -------      -------         -------       -------         -------      -------

         3         --              33           --             251            --             128           --
  --------    -------         -------      -------         -------       -------         -------      -------

     1,000         --           1,000           --           2,000            --           2,000           --

        --         --              --           --              --            --              --           --
        --         --              --           --              --            --              --           --
        --         --              --           --              --            --              --           --

        --         --              --           --              --            --              --           --
        --         --              --           --              --            --              --           --
  --------    -------         -------      -------         -------       -------         -------      -------

     1,000         --           1,000           --           2,000            --           2,000           --
  --------    -------         -------      -------         -------       -------         -------      -------

     1,003         --           1,033           --           2,251            --           2,128           --

        --         --              --           --              --            --              --           --
  --------    -------         -------      -------         -------       -------         -------      -------
  $  1,003    $    --         $ 1,033      $    --         $ 2,251       $    --         $ 2,128      $    --
  ========    =======         =======      =======         =======       =======         =======      =======

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                PIONEER EUROPE             PIONEER FUND              PIONEER GROWTH
                                                VCT PORTFOLIO -           VCT PORTFOLIO -         SHARES VCT PORTFOLIO -
                                                CLASS II SHARES           CLASS II SHARES            CLASS II SHARES
                                             ---------------------      --------------------      ----------------------
                                               2003          2002         2003         2002         2003          2002
                                             -------       -------      -------      -------      -------       -------
OPERATIONS:
  Net investment income (loss) ..........    $    (2)      $    --      $     1      $    --      $    (1)      $    --
  Realized gain (loss) ..................         --            --           --           --           --            --
  Change in unrealized gain (loss)
    on investments ......................         96            --          105           --           31            --
                                             -------       -------      -------      -------      -------       -------

    Net increase (decrease) in net assets
      resulting from operations .........         94            --          106           --           30            --
                                             -------       -------      -------      -------      -------       -------

UNIT TRANSACTIONS:
  Participant purchase payments .........      1,000            --        2,000           --        1,000            --
  Participant transfers from other
    funding options .....................         --            --           --           --           --            --
  Administrative charges ................         --            --           --           --           --            --
  Contract surrenders ...................         --            --           --           --           --            --
  Participant transfers to other
    funding options .....................         --            --           --           --           --            --
  Other payments to participants ........         --            --           --           --           --            --
                                             -------       -------      -------      -------      -------       -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,000            --        2,000           --        1,000            --
                                             -------       -------      -------      -------      -------       -------

    Net increase (decrease) in net assets      1,094            --        2,106           --        1,030            --

NET ASSETS:
    Beginning of year ...................         --            --           --           --           --            --
                                             -------       -------      -------      -------      -------       -------
    End of year .........................    $ 1,094       $    --      $ 2,106      $    --      $ 1,030       $    --
                                             =======       =======      =======      =======      =======       =======

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

    PIONEER HIGH YIELD        PIONEER INTERNATIONAL        PIONEER MID CAP        PIONEER REAL ESTATE
      VCT PORTFOLIO -         VALUE VCT PORTFOLIO -     VALUE VCT PORTFOLIO -    SHARES VCT PORTFOLIO -
     CLASS II SHARES             CLASS II SHARES          CLASS II SHARES           CLASS II SHARES
-------------------------    ----------------------    ----------------------    ----------------------
    2003          2002         2003          2002        2003          2002        2003         2002
-----------    ----------    -------     ----------    -------     ----------    -------    ----------
$         5    $       --    $    (2)    $       --    $    (3)    $       --    $    23    $       --
         --            --         --             --         --             --         --            --

         20            --         95             --        106             --         65            --
-----------    ----------    -------     ----------    -------     ----------    -------    ----------

         25            --         93             --        103             --         88            --
-----------    ----------    -------     ----------    -------     ----------    -------    ----------

      1,000            --      1,000             --      2,000             --      2,000            --

         --            --         --             --         --             --         --            --
         --            --         --             --         --             --         --            --
         --            --         --             --         --             --         --            --

         --            --         --             --         --             --         --            --
         --            --         --             --         --             --         --            --
-----------    ----------    -------     ----------    -------     ----------    -------    ----------

      1,000            --      1,000             --      2,000             --      2,000            --
-----------    ----------    -------     ----------    -------     ----------    -------    ----------

      1,025            --      1,093             --      2,103             --      2,088            --

         --            --         --             --         --             --         --            --
-----------    ----------    -------     ----------    -------     ----------    -------    ----------
$     1,025    $       --    $ 1,093     $       --    $ 2,103     $       --    $ 2,088    $       --
===========    ==========    =======     ==========    =======     ==========    =======    ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                               PIONEER SMALL CAP        PIONEER SMALL COMPANY       PIONEER STRATEGIC
                                             VALUE VCT PORTFOLIO -         VCT PORTFOLIO -        INCOME VCT PORTFOLIO -
                                                CLASS II SHARES           CLASS II SHARES            CLASS II SHARES
                                             ---------------------      ---------------------     ----------------------
                                               2003          2002         2003          2002         2003         2002
                                             -------       -------      -------       -------      -------      -------
OPERATIONS:
  Net investment income (loss) ..........    $    (2)      $    --      $    (1)      $    --      $     4      $    --
  Realized gain (loss) ..................         --            --           --            --           --           --
  Change in unrealized gain (loss)
    on investments ......................         64            --           40            --           20           --
                                             -------       -------      -------       -------      -------      -------

    Net increase (decrease) in net assets
      resulting from operations .........         62            --           39            --           24           --
                                             -------       -------      -------       -------      -------      -------

UNIT TRANSACTIONS:
  Participant purchase payments .........      1,000            --        1,000            --        1,000           --
  Participant transfers from other
    funding options .....................         --            --           --            --           --           --
  Administrative charges ................         --            --           --            --           --           --
  Contract surrenders ...................         --            --           --            --           --           --
  Participant transfers to other
    funding options .....................         --            --           --            --           --           --
  Other payments to participants ........         --            --           --            --           --           --
                                             -------       -------      -------       -------      -------      -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      1,000            --        1,000            --        1,000           --
                                             -------       -------      -------       -------      -------      -------

    Net increase (decrease) in net assets      1,062            --        1,039            --        1,024           --

NET ASSETS:
    Beginning of year ...................         --            --           --            --           --           --
                                             -------       -------      -------       -------      -------      -------
    End of year .........................    $ 1,062       $    --      $ 1,039       $    --      $ 1,024      $    --
                                             =======       =======      =======       =======      =======      =======

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

      PIONEER VALUE                    PUTNAM VT                      PUTNAM VT                        PUTNAM VT
     VCT PORTFOLIO -            DISCOVERY GROWTH FUND -          INTERNATIONAL EQUITY               SMALL CAP VALUE
     CLASS II SHARES                CLASS IB SHARES             FUND - CLASS IB SHARES           FUND - CLASS IB SHARES
--------------------------    ---------------------------     ---------------------------     ---------------------------
    2003           2002           2003            2002            2003            2002            2003            2002
-----------     ----------    -----------     -----------     -----------     -----------     -----------     -----------
$        (2)    $       --    $    (2,092)    $      (208)    $    (6,549)    $      (810)    $   (13,328)    $    (3,096)
         --             --            294             (99)          1,113          (6,207)        (15,474)         (8,319)

         64             --         35,383          (5,793)        157,934          (7,077)        387,528         (50,501)
-----------     ----------    -----------     -----------     -----------     -----------     -----------     -----------

         62             --         33,585          (6,100)        152,498         (14,094)        358,726         (61,916)
-----------     ----------    -----------     -----------     -----------     -----------     -----------     -----------

      1,000             --          4,532          24,533         329,527          80,816         693,253         134,590

         --             --         66,359          20,565         570,306         160,995         810,437         500,657
         --             --            (15)            (11)            (42)             (9)           (114)            (31)
         --             --         (2,800)           (554)         (6,713)         (2,308)        (14,760)         (6,450)

         --             --           (122)             --        (115,652)        (93,515)       (193,618)       (162,697)
         --             --             --              --              --              --              --              --
-----------     ----------    -----------     -----------     -----------     -----------     -----------     -----------

      1,000             --         67,954          44,533         777,426         145,979       1,295,198         466,069
-----------     ----------    -----------     -----------     -----------     -----------     -----------     -----------

      1,062             --        101,539          38,433         929,924         131,885       1,653,924         404,153

         --             --         49,249          10,816         144,918          13,033         438,747          34,594
-----------     ----------    -----------     -----------     -----------     -----------     -----------     -----------
$     1,062     $       --    $   150,788     $    49,249     $ 1,074,842     $   144,918     $ 2,092,671     $   438,747
===========     ==========    ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                      ALL CAP                                                LARGE CAP GROWTH
                                                   FUND - CLASS I           INVESTORS FUND - CLASS I          FUND - CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........    $   (30,739)   $    (7,273)   $    11,089    $       709    $    (1,374)   $       (81)
  Realized gain (loss) ..................         (3,303)       (34,501)        (3,614)       (12,130)           143             (2)
  Change in unrealized gain (loss)
    on investments ......................        859,708       (218,882)       345,213       (104,736)        20,906           (557)
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        825,666       (260,656)       352,688       (116,157)        19,675           (640)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      2,135,674        283,071        654,627        252,345        213,611         13,370
  Participant transfers from other
    funding options .....................      1,815,706        618,228      1,121,442        304,957          1,018            392
  Administrative charges ................           (415)          (176)          (162)           (61)            (5)            --
  Contract surrenders ...................        (67,109)       (14,519)       (31,291)       (11,884)            --             --
  Participant transfers to other
    funding options .....................       (258,974)      (155,774)       (15,994)       (67,309)        (2,386)            --
  Other payments to participants ........             --            (45)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      3,624,882        730,785      1,728,622        478,048        212,238         13,762
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      4,450,548        470,129      2,081,310        361,891        231,913         13,122

NET ASSETS:
    Beginning of year ...................        982,335        512,206        523,962        162,071         13,122             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................    $ 5,432,883    $   982,335    $ 2,605,272    $   523,962    $   245,035    $    13,122
                                             ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      SMITH BARNEY                     SMITH BARNEY
      SMALL CAP GROWTH                 TOTAL RETURN                     LARGE CAP                  PREMIER SELECTIONS
       FUND - CLASS I                FUND - CLASS II                 CORE PORTFOLIO              ALL CAP GROWTH PORTFOLIO
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2003            2002            2003            2002           2003            2002            2003            2002
-----------     -----------     -----------    ------------    -----------     -----------     -----------     -----------
$    (7,406)    $    (1,622)    $         1    $         --    $    (1,347)    $         9     $    (1,046)    $      (400)
        847          (1,550)             12              --          4,236             (10)            464          (2,629)

    202,181         (47,494)             26              --         44,456          (1,550)         18,344          (6,654)
-----------     -----------     -----------    ------------    -----------     -----------     -----------     -----------

    195,622         (50,666)             39              --         47,345          (1,551)         17,762          (9,683)
-----------     -----------     -----------    ------------    -----------     -----------     -----------     -----------

    497,643           6,685           1,000              --        532,839              --          27,220          21,304

    545,924          58,168              --              --        155,592          22,061          31,993           4,210
        (43)            (23)             --              --            (23)             (5)            (13)             (7)
    (10,781)         (1,560)             --              --         (2,358)             --          (2,350)             --

    (20,158)         (1,393)             --              --       (121,258)             --          (2,717)        (15,772)
         --              --              --              --             --              --              --              --
-----------     -----------     -----------    ------------    -----------     -----------     -----------     -----------

  1,012,585          61,877           1,000              --        564,792          22,056          54,133           9,735
-----------     -----------     -----------    ------------    -----------     -----------     -----------     -----------

  1,208,207          11,211           1,039              --        612,137          20,505          71,895              52

    120,205         108,994              --              --         23,517           3,012          32,805          32,753
-----------     -----------     -----------    ------------    -----------     -----------     -----------     -----------
$ 1,328,412     $   120,205     $     1,039    $         --    $   635,654     $    23,517     $   104,700     $    32,805
===========     ===========     ===========    ============    ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                             PORTFOLIO - ALL CAP GROWTH   PORTFOLIO - BALANCED ALL CAP   PORTFOLIO - GLOBAL ALL CAP
                                                      AND VALUE                  GROWTH AND VALUE              GROWTH AND VALUE
                                             --------------------------   ----------------------------   --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........    $   (46,961)   $      (538)   $   (39,370)   $    (1,610)   $    (6,393)   $       (29)
  Realized gain (loss) ..................          1,295            564          4,843              7          5,030             --
  Change in unrealized gain (loss)
    on investments ......................        864,734         (5,840)       760,463        (10,828)       119,835           (509)
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        819,068         (5,814)       725,936        (12,431)       118,472           (538)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........      6,390,150         24,716      4,119,526        668,580        517,816         11,000
  Participant transfers from other
    funding options .....................      2,170,693        245,782      3,952,170        211,539        583,297         20,587
  Administrative charges ................           (389)            --           (351)            --            (29)            --
  Contract surrenders ...................        (34,196)        (1,725)       (45,560)        (2,037)          (985)            --
  Participant transfers to other
    funding options .....................        (33,312)            --        (43,978)            --        (23,507)            --
  Other payments to participants ........             --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      8,492,946        268,773      7,981,807        878,082      1,076,592         31,587
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      9,312,014        262,959      8,707,743        865,651      1,195,064         31,049

NET ASSETS:
    Beginning of year ...................        262,959             --        865,651             --         31,049             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................    $ 9,574,973    $   262,959    $ 9,573,394    $   865,651    $ 1,226,113    $    31,049
                                             ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

    MULTIPLE DISCIPLINE
   PORTFOLIO - LARGE CAP               CONVERTIBLE                 DISCIPLINED MID CAP                     EQUITY
      GROWTH AND VALUE             SECURITIES PORTFOLIO              STOCK PORTFOLIO                 INCOME PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2003            2002            2003            2002            2003            2002            2003            2002
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$    (4,954)    $       (65)    $    39,917     $     2,786     $      (776)    $       (14)    $     4,652     $       251
     10,496              --           7,715              46             422              (5)          4,767            (698)

    147,859          (1,233)        104,240            (127)         23,836            (381)        693,933         (82,816)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    153,401          (1,298)        151,872           2,705          23,482            (400)        703,352         (83,263)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    906,849          10,583         271,885           2,000         231,355           4,250       1,606,079         127,568

    768,921          38,242       1,396,166          62,172          38,729           6,184       2,770,068         182,402
        (50)             --             (22)             --             (11)             --            (301)            (97)
     (6,318)             --         (30,959)           (267)           (609)            (64)       (105,489)           (732)

    (27,585)             --             (75)             --              --              --         (48,400)             (6)
         --              --              --              --              --              --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

  1,641,817          48,825       1,636,995          63,905         269,464          10,370       4,221,957         309,135
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

  1,795,218          47,527       1,788,867          66,610         292,946           9,970       4,925,309         225,872

     47,527              --          66,610              --           9,970              --         659,892         434,020
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$ 1,842,745     $    47,527     $ 1,855,477     $    66,610     $   302,916     $     9,970     $ 5,585,201     $   659,892
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                FEDERATED HIGH YIELD             FEDERATED STOCK                  LARGE CAP
                                                     PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........    $    17,044    $     2,855    $     2,354    $       402    $    (5,831)   $    (1,718)
  Realized gain (loss) ..................            757             (4)         9,409             (7)          (432)       (25,325)
  Change in unrealized gain (loss)
    on investments ......................          3,746         (2,312)        27,737         (1,300)       165,571        (36,824)
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         21,547            539         39,500           (905)       159,308        (63,867)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        154,515         22,452        123,657          7,899        275,164         22,358
  Participant transfers from other
    funding options .....................         90,010         12,594         85,580         23,801        824,936         91,460
  Administrative charges ................            (16)            --            (15)            --           (163)          (110)
  Contract surrenders ...................         (3,090)          (272)          (959)            --         (7,785)       (36,513)
  Participant transfers to other
    funding options .....................         (5,922)            --             --             --         (8,220)        (8,211)
  Other payments to participants ........             --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        235,497         34,774        208,263         31,700      1,083,932         68,984
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        257,044         35,313        247,763         30,795      1,243,240          5,117

NET ASSETS:
    Beginning of year ...................         35,313             --         30,795             --        231,484        226,367
                                             -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................    $   292,357    $    35,313    $   278,558    $    30,795    $ 1,474,724    $   231,484
                                             ===========    ===========    ===========    ===========    ===========   \ ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

  LAZARD INTERNATIONAL      MERRILL LYNCH LARGE CAP           MFS EMERGING                MFS MID CAP
    STOCK PORTFOLIO              CORE PORTFOLIO             GROWTH PORTFOLIO           GROWTH PORTFOLIO
-----------------------     -----------------------     -----------------------     -----------------------
   2003          2002          2003          2002          2003          2002          2003          2002
---------     ---------     ---------     ---------     ---------     ---------     ---------     ---------
$   3,038     $      59     $  (2,917)    $  (1,983)    $  (6,777)    $  (3,837)    $  (1,421)    $     (14)
      (56)          733        (2,019)      (25,792)      (30,774)      (82,531)          560            (5)

   15,899           (63)      112,021       (60,034)      133,390       (41,037)       16,857          (509)
---------     ---------     ---------     ---------     ---------     ---------     ---------     ---------

   18,881           729       107,085       (87,809)       95,839      (127,405)       15,996          (528)
---------     ---------     ---------     ---------     ---------     ---------     ---------     ---------

  180,887         2,250       157,436         6,466       296,899        23,210       187,961         1,000

  111,195        97,131       482,316        86,269       223,145        27,573        46,975         2,851
       (7)           --          (131)         (148)         (174)         (191)          (11)           --
     (512)          (64)       (4,603)      (25,196)       (6,505)       (8,439)       (1,784)           --

  (68,101)      (93,402)          (69)      (19,889)      (25,687)      (47,992)           --            --
       --            --            --            --            --            --            --            --
---------     ---------     ---------     ---------     ---------     ---------     ---------     ---------

  223,462         5,915       634,949        47,502       487,678        (5,839)      233,141         3,851
---------     ---------     ---------     ---------     ---------     ---------     ---------     ---------

  242,343         6,644       742,034       (40,307)      583,517      (133,244)      249,137         3,323

    6,644            --       255,991       296,298       227,493       360,737         3,323            --
---------     ---------     ---------     ---------     ---------     ---------     ---------     ---------
$ 248,987     $   6,644     $ 998,025     $ 255,991     $ 811,010     $ 227,493     $ 252,460     $   3,323
=========     =========     =========     =========     =========     =========     =========     =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                 PIONEER FUND        TRAVELERS QUALITY BOND      AIM CAPITAL APPRECIATION
                                                   PORTFOLIO                PORTFOLIO                   PORTFOLIO
                                             --------------------    -----------------------     ------------------------
                                                2003        2002        2003          2002          2003          2002
                                             ---------    -------    ---------     ---------     ---------     ---------
OPERATIONS:
  Net investment income (loss) ..........    $   1,566    $    --    $  32,183     $   7,073     $  (5,368)    $    (988)
  Realized gain (loss) ..................           21         --        3,220         2,183        (1,066)       (1,254)
  Change in unrealized gain (loss)
    on investments ......................        7,026         --      (15,607)       (5,915)       77,699       (14,642)
                                             ---------    -------    ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........        8,613         --       19,796         3,341        71,265       (16,884)
                                             ---------    -------    ---------     ---------     ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........      118,079         --      280,667       124,673       326,934        49,934
  Participant transfers from other
    funding options .....................       22,644         --      678,821        38,632       292,432        70,725
  Administrative charges ................           --         --          (56)           (1)          (21)           (8)
  Contract surrenders ...................           --         --      (19,907)         (287)       (1,675)       (6,141)
  Participant transfers to other
    funding options .....................           --         --     (249,741)           --       (37,774)          (10)
  Other payments to participants ........           --         --           --            --            --            --
                                             ---------    -------    ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      140,723         --      689,784       163,017       579,896       114,500
                                             ---------    -------    ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets      149,336         --      709,580       166,358       651,161        97,616

NET ASSETS:
    Beginning of year ...................           --         --      166,358            --       115,531        17,915
                                             ---------    -------    ---------     ---------     ---------     ---------
    End of year .........................    $ 149,336    $    --    $ 875,938     $ 166,358     $ 766,692     $ 115,531
                                             =========    =======    =========     =========     =========     =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       MFS TOTAL RETURN            SB ADJUSTABLE RATE INCOME         SMITH BARNEY AGGRESSIVE           SMITH BARNEY HIGH INCOME
          PORTFOLIO                PORTFOLIO - CLASS I SHARES            GROWTH PORTFOLIO                     PORTFOLIO
-----------------------------     ----------------------------    -----------------------------     -----------------------------
     2003             2002             2003            2002            2003             2002             2003             2002
------------     ------------     ------------     -----------    ------------     ------------     ------------     ------------
$    187,602     $    140,850     $       (213)    $        --    $   (105,667)    $    (40,312)    $    473,187     $    225,200
     (10,173)          81,554               (9)             --         (16,326)        (119,812)           5,874          (11,325)

     936,771         (401,857)            (156)             --       1,925,920       (1,036,421)         251,223         (250,190)
------------     ------------     ------------     -----------    ------------     ------------     ------------     ------------

   1,114,200         (179,453)            (378)             --       1,803,927       (1,196,545)         730,284          (36,315)
------------     ------------     ------------     -----------    ------------     ------------     ------------     ------------

   3,815,642          308,053          362,626              --       5,185,344          456,280        2,117,103           95,045

   6,539,032        1,089,162           14,947              --       5,817,317          993,836        5,541,575          336,520
      (1,188)            (484)              --              --          (1,518)          (1,078)            (688)            (111)
    (217,083)        (130,681)          (3,079)             --        (200,166)         (45,438)        (272,370)         (86,568)

    (132,956)         (75,315)        (249,585)             --        (365,393)        (246,901)      (1,310,262)          (3,385)
     (16,318)              --               --              --          (1,317)              (3)              --               --
------------     ------------     ------------     -----------    ------------     ------------     ------------     ------------

   9,987,129        1,190,735          124,909              --      10,434,267        1,156,696        6,075,358          341,501
------------     ------------     ------------     -----------    ------------     ------------     ------------     ------------

  11,101,329        1,011,282          124,531              --      12,238,194          (39,849)       6,805,642          305,186

   2,999,917        1,988,635               --              --       2,937,532        2,977,381          992,721          687,535
------------     ------------     ------------     -----------    ------------     ------------     ------------     ------------
$ 14,101,246     $  2,999,917     $    124,531     $        --    $ 15,175,726     $  2,937,532     $  7,798,363     $    992,721
============     ============     ============     ===========    ============     ============     ============     ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                             SMITH BARNEY LARGE
                                             SMITH BARNEY INTERNATIONAL      SMITH BARNEY LARGE CAP        CAPITALIZATION GROWTH
                                              ALL CAP GROWTH PORTFOLIO          VALUE PORTFOLIO                  PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2003           2002           2003           2002           2003           2002
                                             -----------    -----------    -----------    -----------    -----------    -----------
OPERATIONS:
  Net investment income (loss) ..........    $      (425)   $      (765)   $     2,610    $    23,016    $   (41,618)   $   (12,766)
  Realized gain (loss) ..................         (9,497)       (16,836)       (32,479)       (29,505)        (8,891)       (43,886)
  Change in unrealized gain (loss)
    on investments ......................         54,024        (38,773)       225,277       (261,548)       947,991       (314,548)
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         44,102        (56,374)       195,408       (268,037)       897,482       (371,200)
                                             -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........          2,000          6,180         10,250        174,624      1,896,126        268,986
  Participant transfers from other
    funding options .....................         58,839         11,937         94,764        142,684      2,076,855        375,067
  Administrative charges ................           (143)          (126)          (203)          (206)          (510)          (392)
  Contract surrenders ...................         (1,882)        (3,772)       (48,096)       (16,484)      (179,062)       (31,327)
  Participant transfers to other
    funding options .....................        (11,215)       (20,441)       (43,355)       (73,382)      (122,239)      (108,512)
  Other payments to participants ........         (2,629)            --         (3,421)        (7,399)       (12,693)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         44,970         (6,222)         9,939        219,837      3,658,477        503,822
                                             -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         89,072        (62,596)       205,347        (48,200)     4,555,959        132,622

NET ASSETS:
    Beginning of year ...................        147,767        210,363        759,920        808,120      1,224,782      1,092,160
                                             -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................    $   236,839    $   147,767    $   965,267    $   759,920    $ 5,780,741    $ 1,224,782
                                             ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

     SMITH BARNEY MID CAP                  SMITH BARNEY                    STRATEGIC EQUITY                 TRAVELERS MANAGED
       CORE PORTFOLIO                 MONEY MARKET PORTFOLIO                  PORTFOLIO                     INCOME PORTFOLIO
-----------------------------     -----------------------------     -----------------------------     -----------------------------
    2003             2002             2003             2002             2003             2002             2003             2002
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$    (30,934)    $    (10,381)    $    (76,109)    $     (7,022)    $     (8,544)    $     (2,664)    $    217,253     $    152,504
      (8,716)          (8,081)              --               --          (44,320)         (39,470)            (384)           9,426

     552,075         (157,809)              --               --          189,417         (116,397)          (6,926)        (133,289)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     512,425         (176,271)         (76,109)          (7,022)         136,553         (158,531)         209,943           28,641
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   1,388,072          156,724        6,021,077        1,693,483          302,709           57,266        1,086,814          177,979

   1,658,588          327,687        8,883,037        4,881,700          200,556           40,554        4,792,429          963,241
        (429)            (347)          (1,865)            (741)            (274)            (336)            (669)            (106)
     (30,852)         (31,959)        (386,372)         (88,702)         (23,799)          (9,527)        (206,136)        (102,271)

     (45,000)         (26,875)     (11,529,098)      (2,296,247)         (60,449)         (44,045)        (411,393)         (75,604)
      (8,582)              --          (12,057)         (13,893)              --               --               --               --
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   2,961,797          425,230        2,974,722        4,175,600          418,743           43,912        5,261,045          963,239
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   3,474,222          248,959        2,898,613        4,168,578          555,296         (114,619)       5,470,988          991,880

     868,023          619,064        5,149,241          980,663          327,453          442,072        1,685,052          693,172
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$  4,342,245     $    868,023     $  8,047,854     $  5,149,241     $    882,749     $    327,453     $  7,156,040     $  1,685,052
============     ============     ============     ============     ============     ============     ============     ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                              VAN KAMPEN ENTERPRISE        COMSTOCK PORTFOLIO -    EMERGING GROWTH PORTFOLIO -
                                                    PORTFOLIO                CLASS II SHARES             CLASS I SHARES
                                             -----------------------     -----------------------   ---------------------------
                                                2003          2002          2003          2002          2003          2002
                                             ---------     ---------     ---------     ---------     ---------     ---------
OPERATIONS:
  Net investment income (loss) ..........    $  (1,582)    $    (525)    $  (3,920)    $    (760)    $  (6,331)    $  (4,369)
  Realized gain (loss) ..................      (26,003)       (9,191)        2,250           120       (59,043)      (78,198)
  Change in unrealized gain (loss)
    on investments ......................       59,216       (22,326)       94,007         7,195       159,225       (91,720)
                                             ---------     ---------     ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets
      resulting from operations .........       31,631       (32,042)       92,337         6,555        93,851      (174,287)
                                             ---------     ---------     ---------     ---------     ---------     ---------

UNIT TRANSACTIONS:
  Participant purchase payments .........      133,475           800       280,458       127,129       186,257        20,316
  Participant transfers from other
    funding options .....................      217,452         8,671        67,876         6,174       264,976        58,871
  Administrative charges ................          (79)          (94)          (40)           --          (474)         (474)
  Contract surrenders ...................       (1,803)         (943)       (1,250)           --       (46,363)      (19,851)
  Participant transfers to other
    funding options .....................       (5,793)       (7,109)       (3,895)           --       (88,937)      (62,092)
  Other payments to participants ........           --            --            --            --        (1,443)           --
                                             ---------     ---------     ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      343,252         1,325       343,149       133,303       314,016        (3,230)
                                             ---------     ---------     ---------     ---------     ---------     ---------

    Net increase (decrease) in net assets      374,883       (30,717)      435,486       139,858       407,867      (177,517)

NET ASSETS:
    Beginning of year ...................       73,791       104,508       139,858            --       317,853       495,370
                                             ---------     ---------     ---------     ---------     ---------     ---------
    End of year .........................    $ 448,674     $  73,791     $ 575,344     $ 139,858     $ 725,720     $ 317,853
                                             =========     =========     =========     =========     =========     =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                        SMITH BARNEY
   ENTERPRISE PORTFOLIO -             SMALL CAP GROWTH           CONTRAFUND(R) PORTFOLIO -       CONTRAFUND(R) PORTFOLIO -
      CLASS II SHARES              OPPORTUNITIES PORTFOLIO              SERVICE CLASS                 SERVICE CLASS 2
---------------------------     ---------------------------     ---------------------------     ---------------------------
    2003            2002            2003            2002            2003            2002            2003            2002
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$       (27)    $       (24)    $    (5,796)    $      (760)    $   (28,390)    $    (3,701)    $    (5,418)    $      (229)
       (210)             (5)            728          (3,575)          8,215          (7,423)          1,024               1

        569            (525)        133,049         (12,159)        504,008         (41,976)         85,486            (161)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

        332            (554)        127,981         (16,494)        483,833         (53,100)         81,092            (389)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

          5           2,000         325,879          33,760       1,611,119          95,888         452,379          85,466

         --              --         478,919          54,867       1,640,372         203,412         163,815           3,175
         --              --             (72)             (4)           (240)            (99)            (28)             --
         --              --          (1,969)            (75)        (29,679)         (7,685)           (647)             --

         --              --         (18,602)        (17,479)       (171,356)        (29,031)        (37,693)             --
         --              --              --              --         (47,313)             --              --              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

          5           2,000         784,155          71,069       3,002,903         262,485         577,826          88,641
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

        337           1,446         912,136          54,575       3,486,736         209,385         658,918          88,252

      1,446              --          79,016          24,441         570,928         361,543          88,252              --
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
$     1,783     $     1,446     $   991,152     $    79,016     $ 4,057,664     $   570,928     $   747,170     $    88,252
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  DYNAMIC CAPITAL
                                              APPRECIATION PORTFOLIO -       MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2              SERVICE CLASS 2                  COMBINED
                                             -------------------------    -------------------------    ----------------------------
                                                  2003          2002           2003          2002          2003            2002
                                             ------------    ---------    ------------    ---------    ------------    ------------
OPERATIONS:
  Net investment income (loss) ..........    $       (957)   $     (10)   $    (23,937)   $  (1,340)   $    681,935    $    538,243
  Realized gain (loss) ..................              88           (2)         (2,995)          26        (163,873)       (753,111)
  Change in unrealized gain (loss)
    on investments ......................          11,589         (124)        580,546        2,344      20,783,353      (5,799,663)
                                             ------------    ---------    ------------    ---------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .........          10,720         (136)        553,614        1,030      21,301,415      (6,014,531)
                                             ------------    ---------    ------------    ---------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          28,783        1,000         914,145      113,651      79,211,991      10,097,381
  Participant transfers from other
    funding options .....................          45,942           --       1,883,117      356,897     107,979,325      23,497,040
  Administrative charges ................              (3)          --            (159)          (2)        (19,868)         (8,531)
  Contract surrenders ...................              --           --         (14,613)        (664)     (3,357,000)     (1,052,693)
  Participant transfers to other
    funding options .....................              --           --        (152,164)      (2,664)    (25,260,377)     (5,104,291)
  Other payments to participants ........              --           --              --           --        (220,742)       (104,346)
                                             ------------    ---------    ------------    ---------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          74,722        1,000       2,630,326      467,218     158,333,329      27,324,560
                                             ------------    ---------    ------------    ---------    ------------    ------------

    Net increase (decrease) in net assets          85,442          864       3,183,940      468,248     179,634,744      21,310,029

NET ASSETS:
    Beginning of year ...................             864           --         468,248           --      45,010,382      23,700,353
                                             ------------    ---------    ------------    ---------    ------------    ------------
    End of year .........................    $     86,306    $     864    $  3,652,188    $ 468,248    $224,645,126    $ 45,010,382
                                             ============    =========    ============    =========    ============    ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Nine is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Nine includes the Travelers Vintage II Variable Annuity, Travelers Life & Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life & Annuity Vintage L Variable Annuity , Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity and Travelers Life & Annuity Pioneer Annuistar Flex Variable Annuity products.

Participant purchase payments applied to Separate Account Nine are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account Nine were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
       Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio (formerly Credit Suisse Emerging Markets
           Portfolio)
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Emerging Growth Fund - Class I Shares Salomon Brothers Variable Emerging Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio

     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Merrill Lynch Variable Series Funds, Inc., Maryland business trust
         Merrill Lynch Global Allocation V.I. Fund - Class III
         Merrill Lynch Small Cap Value V.I. Fund - Class III
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust,
       Affiliate of The Company
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio
         Travelers Quality Bond Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Nine  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Nine form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Nine. Separate Account Nine is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Nine adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $179,769,272 and $20,478,126 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $212,494,310 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $13,569,398. Gross unrealized depreciation for all investments at December 31, 2003 was $1,365,248.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Annual Step up (SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         NINE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                          Optional Features
    Separate Account Charge (1)      Dth                                                  -----------------            Total
     (as identified in Note 4)       Ben  Product                        M&E       ADM     E.S.P.     GMWB             Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%         S   Vintage II                    1.15%     0.15%                                1.30%

Separate Account Charge 1.40%        SU   Vintage II                    1.25%     0.15%                                1.40%
                                      S   Vintage II (Series II)        1.25%     0.15%                                1.40%

Separate Account Charge 1.50%         S   Vintage II                    1.15%     0.15%     0.20%                      1.50%
                                     SU   Vintage II (Series II)        1.35%     0.15%                                1.50%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          NINE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Asset-based Charges
                                                                        ------------------------------------------------------------
                                                                                          Optional Features
    Separate Account Charge (1)      Dth                                                  -----------------            Total
     (as identified in Note 4)       Ben  Product                        M&E       ADM     E.S.P.     GMWB             Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.55%         R   Vintage II                    1.40%     0.15%                                1.55%
                                      S   Vintage II (Series II)        1.25%     0.15%     0.15%                      1.55%

Separate Account Charge 1.60%        SU   Vintage II                    1.25%     0.15%     0.20%                      1.60%

Separate Account Charge 1.65%        SU   Vintage II (Series II)        1.35%     0.15%     0.15%                      1.65%

Separate Account Charge 1.70%         S   Vintage II                    1.15%     0.15%               0.40%            1.70%
                                      R   Vintage II (Series II)        1.55%     0.15%                                1.70%

Separate Account Charge 1.75%         R   Vintage II                    1.40%     0.15%     0.20%                      1.75%
                                      D   Portfolio Architect L         1.60%     0.15%                                1.75%

Separate Account Charge 1.80%        SU   Vintage II                    1.25%     0.15%               0.40%            1.80%
                                      S   Vintage II (Series II)        1.25%     0.15%               0.40%            1.80%

Separate Account Charge 1.85%         R   Vintage II (Series II)        1.55%     0.15%     0.15%                      1.85%
                                     SU   Portfolio Architect L         1.70%     0.15%                                1.85%
                                     SU   Pioneer AnnuiStar Flex        1.70%     0.15%                                1.85%
                                     SU   Vintage L                     1.70%     0.15%                                1.85%
                                          Portfolio Architect 3         1.70%     0.15%                                1.85%
                                          Vintage 3                     1.70%     0.15%                                1.85%

Separate Account Charge 1.90%         S   Vintage II                    1.15%     0.15%     0.20%     0.40%            1.90%
                                     SU   Vintage II (Series II)        1.35%     0.15%               0.40%            1.90%

Separate Account Charge 1.95%         R   Vintage II                    1.40%     0.15%               0.40%            1.95%
                                      S   Vintage II (Series II)        1.25%     0.15%     0.15%     0.40%            1.95%
                                      D   Portfolio Architect L         1.60%     0.15%     0.20%                      1.95%

Separate Account Charge 2.00%        SU   Vintage II                    1.25%     0.15%     0.20%     0.40%            2.00%
                                     SU   Vintage L                     1.70%     0.15%     0.15%                      2.00%

Separate Account Charge 2.05%        SU   Vintage II (Series II)        1.35%     0.15%     0.15%     0.40%            2.05%
                                     SU   Portfolio Architect L         1.70%     0.15%     0.20%                      2.05%
                                      R   Portfolio Architect L         1.90%     0.15%                                2.05%
                                     SU   Pioneer AnnuiStar Flex        1.70%     0.15%     0.20%                      2.05%
                                      R   Pioneer AnnuiStar Flex        1.90%     0.15%                                2.05%
                                      R   Vintage L                     1.90%     0.15%                                2.05%
                                          Portfolio Architect 3         1.70%     0.15%     0.20%                      2.05%
                                          Vintage 3                     1.70%     0.15%     0.20%                      2.05%

Separate Account Charge 2.10%         R   Vintage II (Series II)        1.55%     0.15%               0.40%            2.10%

Separate Account Charge 2.15%         R   Vintage II                    1.40%     0.15%     0.20%     0.40%            2.15%
                                      D   Portfolio Architect L         1.60%     0.15%               0.40%            2.15%

Separate Account Charge 2.20%         R   Vintage L                     1.90%     0.15%     0.15%                      2.20%

Separate Account Charge 2.25%         R   Vintage II (Series II)        1.55%     0.15%     0.15%     0.40%            2.25%
                                     SU   Portfolio Architect L         1.70%     0.15%               0.40%            2.25%
                                      R   Portfolio Architect L         1.90%     0.15%     0.20%                      2.25%
                                     SU   Pioneer AnnuiStar Flex        1.70%     0.15%               0.40%            2.25%
                                      R   Pioneer AnnuiStar Flex        1.90%     0.15%     0.20%                      2.25%
                                     SU   Vintage L                     1.70%     0.15%               0.40%            2.25%
                                          Portfolio Architect 3         1.70%     0.15%               0.40%            2.25%
                                          Vintage 3                     1.70%     0.15%               0.40%            2.25%

Separate Account Charge 2.35%         D   Portfolio Architect L         1.60%     0.15%     0.20%     0.40%            2.35%

Separate Account Charge 2.40%        SU   Vintage L                     1.70%     0.15%     0.15%     0.40%            2.40%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         NINE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                       -------------------------------------------------------------
                                                                                         Optional Features
    Separate Account Charge (1)      Dth                                                 -----------------            Total
     (as identified in Note 4)       Ben Product                        M&E       ADM     E.S.P.     GMWB             Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.45%        SU  Portfolio Architect L         1.70%     0.15%     0.20%     0.40%            2.45%
                                     SU  Pioneer AnnuiStar Flex        1.70%     0.15%     0.20%     0.40%            2.45%
                                      R  Pioneer AnnuiStar Flex        1.90%     0.15%               0.40%            2.45%
                                      R  Vintage L                     1.90%     0.15%               0.40%            2.45%
                                         Portfolio Architect 3         1.70%     0.15%     0.20%     0.40%            2.45%
                                         Vintage 3                     1.70%     0.15%     0.20%     0.40%            2.45%

Separate Account Charge 2.60%         R  Vintage L                     1.90%     0.15%     0.15%     0.40%            2.60%

Separate Account Charge 2.65%         R  Portfolio Architect L         1.90%     0.15%     0.20%     0.40%            2.65%
                                      R  Pioneer AnnuiStar Flex        1.90%     0.15%     0.20%     0.40%            2.65%
------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 4.
------------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn prior to the specified time periods listed below. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge assessed if withdrawals are taken within the same specified time periods listed below. These charges are assessed through the redemption of units.

-----------------------------------------------------------------------------------------------------------
Product                              Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
-----------------------------------------------------------------------------------------------------------
Pioneer AnnuiStar Flex               Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L                Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3                Up to 6% decreasing to 0% in years 4 and later
Vintage L                            Up to 6% decreasing to 0% in years 5 and later
Vintage II                           Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)               Up to 6% decreasing to 0% in years 8 and later
Vintage 3                            Up to 6% decreasing to 0% in years 4 and later
-----------------------------------------------------------------------------------------------------------

Withdrawal/surrender charges assessed were, $117,361 and $20,648 for the years ended December 31, 2003 and December 31, 2002 respectively. These charges are included in contract surrenders and other payments to participants on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Capital Appreciation Fund
    Separate Account Charges 1.30% .................................                 --      $  0.962          $        --
    Separate Account Charges 1.40% .................................                 --         0.960                   --
    Separate Account Charges 1.50% .................................                 --         0.958                   --
    Separate Account Charges 1.55% .................................                 --         0.957                   --
    Separate Account Charges 1.60% .................................                 --         0.957                   --
    Separate Account Charges 1.70% .................................                 --         1.189                   --
    Separate Account Charges 1.75% .................................             14,371         0.954               13,709
    Separate Account Charges 1.80% .................................                 --         1.188                   --
    Separate Account Charges 1.85% .................................              5,296         0.952                5,043
    Separate Account Charges 1.90% .................................                 --         1.187                   --
    Separate Account Charges 2.00% .................................                 --         1.186                   --
    Separate Account Charges 2.05% .................................                 --         0.949                   --
    Separate Account Charges 2.15% .................................                 --         1.184                   --
    Separate Account Charges 2.25% .................................             62,369         1.183               73,762
    Separate Account Charges 2.45% .................................                 --         1.180                   --

Money Market Portfolio
    Separate Account Charges 1.30% .................................                 --         0.995                   --
    Separate Account Charges 1.40% .................................                 --         0.993                   --
    Separate Account Charges 1.50% .................................                 --         0.992                   --
    Separate Account Charges 1.55% .................................                 --         0.991                   --
    Separate Account Charges 1.60% .................................                 --         0.990                   --
    Separate Account Charges 1.70% .................................                 --         0.991                   --
    Separate Account Charges 1.75% .................................                 --         0.987                   --
    Separate Account Charges 1.80% .................................                 --         0.989                   --
    Separate Account Charges 1.85% .................................            146,533         0.986              144,422
    Separate Account Charges 1.90% .................................                 --         0.988                   --
    Separate Account Charges 2.00% .................................                 --         0.987                   --
    Separate Account Charges 2.05% .................................                 --         0.982                   --
    Separate Account Charges 2.15% .................................                 --         0.986                   --
    Separate Account Charges 2.25% .................................            175,479         0.985              172,829
    Separate Account Charges 2.45% .................................                 --         0.983                   --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.30% .................................                 --         1.032                   --
    Separate Account Charges 1.40% .................................                 --         1.032                   --
    Separate Account Charges 1.50% .................................                 --         1.032                   --
    Separate Account Charges 1.55% .................................                 --         1.032                   --
    Separate Account Charges 1.60% .................................                 --         1.032                   --
    Separate Account Charges 1.70% .................................                 --         1.032                   --
    Separate Account Charges 1.75% .................................              2,000         1.032                2,064
    Separate Account Charges 1.80% .................................                 --         1.032                   --
    Separate Account Charges 1.85% .................................                 --         1.032                   --
    Separate Account Charges 1.90% .................................                 --         1.032                   --
    Separate Account Charges 2.00% .................................                 --         1.032                   --
    Separate Account Charges 2.05% .................................                 --         1.032                   --
    Separate Account Charges 2.15% .................................                 --         1.031                   --
    Separate Account Charges 2.25% .................................                 --         1.031                   --
    Separate Account Charges 2.45% .................................                 --         1.031                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
AIM Variable Insurance Funds, Inc. (continued)
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.30% .................................                 --      $  1.044          $        --
    Separate Account Charges 1.40% .................................                 --         1.044                   --
    Separate Account Charges 1.50% .................................                 --         1.044                   --
    Separate Account Charges 1.55% .................................                 --         1.044                   --
    Separate Account Charges 1.60% .................................                 --         1.044                   --
    Separate Account Charges 1.70% .................................                 --         1.043                   --
    Separate Account Charges 1.75% .................................              1,000         1.043                1,044
    Separate Account Charges 1.80% .................................                 --         1.043                   --
    Separate Account Charges 1.85% .................................                 --         1.043                   --
    Separate Account Charges 1.90% .................................                 --         1.043                   --
    Separate Account Charges 2.00% .................................                 --         1.043                   --
    Separate Account Charges 2.05% .................................                 --         1.043                   --
    Separate Account Charges 2.15% .................................                 --         1.043                   --
    Separate Account Charges 2.25% .................................                 --         1.043                   --
    Separate Account Charges 2.45% .................................                 --         1.043                   --
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.30% .................................             94,246         0.753               70,936
    Separate Account Charges 1.40% .................................             73,554         0.751               55,215
    Separate Account Charges 1.50% .................................                 --         0.769                   --
    Separate Account Charges 1.55% .................................                 --         0.748                   --
    Separate Account Charges 1.60% .................................                 --         0.767                   --
    Separate Account Charges 1.70% .................................             12,254         1.184               14,513
    Separate Account Charges 1.75% .................................                 --         0.764                   --
    Separate Account Charges 1.80% .................................                 --         1.183                   --
    Separate Account Charges 1.85% .................................            137,323         0.960              131,872
    Separate Account Charges 1.90% .................................                 --         1.182                   --
    Separate Account Charges 2.00% .................................                 --         1.181                   --
    Separate Account Charges 2.05% .................................                 --         0.956                   --
    Separate Account Charges 2.15% .................................                 --         1.179                   --
    Separate Account Charges 2.25% .................................             10,027         1.178               11,808
    Separate Account Charges 2.45% .................................                 --         1.175                   --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.30% .................................            178,669         1.029              183,822
    Separate Account Charges 1.40% .................................             81,410         1.027               83,618
    Separate Account Charges 1.50% .................................              3,941         1.025                4,041
    Separate Account Charges 1.55% .................................                 --         1.025                   --
    Separate Account Charges 1.60% .................................                 --         1.024                   --
    Separate Account Charges 1.70% .................................             55,990         1.248               69,877
    Separate Account Charges 1.75% .................................                 --         1.021                   --
    Separate Account Charges 1.80% .................................            132,792         1.247              165,553
    Separate Account Charges 1.85% .................................            134,576         1.019              137,192
    Separate Account Charges 1.90% .................................             17,683         1.245               22,022
    Separate Account Charges 2.00% .................................                 --         1.244                   --
    Separate Account Charges 2.05% .................................                 --         1.016                   --
    Separate Account Charges 2.15% .................................                 --         1.242                   --
    Separate Account Charges 2.25% .................................            324,534         1.241              402,711
    Separate Account Charges 2.45% .................................                 --         1.238                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
AllianceBernstein Variable Product Series Fund, Inc. (continued)
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.30% .................................            437,056      $  0.628          $   274,325
    Separate Account Charges 1.40% .................................            796,770         0.625              498,027
    Separate Account Charges 1.50% .................................                 --         0.734                   --
    Separate Account Charges 1.55% .................................             28,250         0.621               17,548
    Separate Account Charges 1.60% .................................                 --         0.732                   --
    Separate Account Charges 1.70% .................................             28,838         1.150               33,150
    Separate Account Charges 1.75% .................................              2,374         0.729                1,731
    Separate Account Charges 1.80% .................................             56,579         1.148               64,973
    Separate Account Charges 1.85% .................................             40,191         0.973               39,089
    Separate Account Charges 1.90% .................................              2,282         1.147                2,618
    Separate Account Charges 2.00% .................................                 --         1.146                   --
    Separate Account Charges 2.05% .................................                 --         0.968                   --
    Separate Account Charges 2.15% .................................                 --         1.144                   --
    Separate Account Charges 2.25% .................................             66,077         1.143               75,526
    Separate Account Charges 2.45% .................................                 --         1.141                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.30% .................................            564,989         0.924              521,853
    Separate Account Charges 1.40% .................................            773,140         0.920              711,179
    Separate Account Charges 1.50% .................................             48,343         1.002               48,421
    Separate Account Charges 1.55% .................................             31,673         0.914               28,955
    Separate Account Charges 1.60% .................................                 --         0.999                   --
    Separate Account Charges 1.70% .................................            144,510         1.309              189,225
    Separate Account Charges 1.75% .................................                 --         0.995                   --
    Separate Account Charges 1.80% .................................            234,527         1.308              306,777
    Separate Account Charges 1.85% .................................            338,279         1.322              447,112
    Separate Account Charges 1.90% .................................             21,601         1.307               28,226
    Separate Account Charges 2.00% .................................                 --         1.305                   --
    Separate Account Charges 2.05% .................................                 --         1.316                   --
    Separate Account Charges 2.15% .................................             55,238         1.303               71,993
    Separate Account Charges 2.25% .................................            560,403         1.302              729,631
    Separate Account Charges 2.45% .................................             27,500         1.299               35,729
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.30% .................................          1,151,521         0.979            1,127,587
    Separate Account Charges 1.40% .................................          1,755,241         0.975            1,711,680
    Separate Account Charges 1.50% .................................            109,171         0.875               95,521
    Separate Account Charges 1.55% .................................             27,545         0.969               26,695
    Separate Account Charges 1.60% .................................                 --         0.873                   --
    Separate Account Charges 1.70% .................................            674,663         1.292              871,784
    Separate Account Charges 1.75% .................................                939         0.869                  817
    Separate Account Charges 1.80% .................................          1,160,688         1.291            1,498,257
    Separate Account Charges 1.85% .................................          1,910,414         1.233            2,355,706
    Separate Account Charges 1.90% .................................            197,129         1.289              254,195
    Separate Account Charges 2.00% .................................              2,719         1.288                3,503
    Separate Account Charges 2.05% .................................             13,689         1.227               16,803
    Separate Account Charges 2.15% .................................             99,932         1.286              128,526
    Separate Account Charges 2.25% .................................          2,482,245         1.285            3,189,177
    Separate Account Charges 2.45% .................................             18,290         1.282               23,450

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.30% .................................          1,853,357      $  1.181          $ 2,189,064
    Separate Account Charges 1.40% .................................          1,840,178         1.176            2,164,414
    Separate Account Charges 1.50% .................................             64,249         1.005               64,601
    Separate Account Charges 1.55% .................................             55,704         1.169               65,114
    Separate Account Charges 1.60% .................................                 --         1.003                   --
    Separate Account Charges 1.70% .................................          1,117,921         1.265            1,413,801
    Separate Account Charges 1.75% .................................                 --         0.999                   --
    Separate Account Charges 1.80% .................................          1,336,803         1.263            1,688,863
    Separate Account Charges 1.85% .................................          2,541,469         1.191            3,027,491
    Separate Account Charges 1.90% .................................            218,397         1.262              275,627
    Separate Account Charges 2.00% .................................             16,467         1.261               20,761
    Separate Account Charges 2.05% .................................             88,389         1.186              104,815
    Separate Account Charges 2.15% .................................             66,778         1.259               84,058
    Separate Account Charges 2.25% .................................          2,985,395         1.257            3,754,025
    Separate Account Charges 2.45% .................................             98,877         1.255              124,076

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.30% .................................                 --         1.134                   --
    Separate Account Charges 1.40% .................................                 --         1.132                   --
    Separate Account Charges 1.50% .................................                 --         1.130                   --
    Separate Account Charges 1.55% .................................                 --         1.129                   --
    Separate Account Charges 1.60% .................................                 --         1.128                   --
    Separate Account Charges 1.70% .................................                 --         1.380                   --
    Separate Account Charges 1.75% .................................                 --         1.125                   --
    Separate Account Charges 1.80% .................................                 --         1.378                   --
    Separate Account Charges 1.85% .................................              9,290         1.123               10,435
    Separate Account Charges 1.90% .................................                 --         1.377                   --
    Separate Account Charges 2.00% .................................                 --         1.375                   --
    Separate Account Charges 2.05% .................................                 --         1.119                   --
    Separate Account Charges 2.15% .................................                 --         1.373                   --
    Separate Account Charges 2.25% .................................                 --         1.372                   --
    Separate Account Charges 2.45% .................................                 --         1.369                   --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.30% .................................                 --         1.267                   --
    Separate Account Charges 1.40% .................................                 --         1.265                   --
    Separate Account Charges 1.50% .................................                 --         1.262                   --
    Separate Account Charges 1.55% .................................                 --         1.261                   --
    Separate Account Charges 1.60% .................................                 --         1.260                   --
    Separate Account Charges 1.70% .................................                 --         1.325                   --
    Separate Account Charges 1.75% .................................             21,110         1.257               26,531
    Separate Account Charges 1.80% .................................                 --         1.323                   --
    Separate Account Charges 1.85% .................................            261,390         1.255              327,927
    Separate Account Charges 1.90% .................................                 --         1.322                   --
    Separate Account Charges 2.00% .................................                 --         1.321                   --
    Separate Account Charges 2.05% .................................                 --         1.250                   --
    Separate Account Charges 2.15% .................................             37,864         1.319               49,924

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Delaware VIP Trust (continued)
  Delaware VIP REIT Series - Standard Class (continued)
    Separate Account Charges 2.25% .................................            141,660      $  1.317          $   186,588
    Separate Account Charges 2.45% .................................                 --         1.314                   --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.30% .................................                 --         0.960                   --
    Separate Account Charges 1.40% .................................                 --         0.958                   --
    Separate Account Charges 1.50% .................................                 --         0.957                   --
    Separate Account Charges 1.55% .................................                 --         0.956                   --
    Separate Account Charges 1.60% .................................                 --         0.955                   --
    Separate Account Charges 1.70% .................................                 --         1.157                   --
    Separate Account Charges 1.75% .................................              9,791         0.953                9,327
    Separate Account Charges 1.80% .................................                 --         1.156                   --
    Separate Account Charges 1.85% .................................            147,390         0.951              140,156
    Separate Account Charges 1.90% .................................                 --         1.154                   --
    Separate Account Charges 2.00% .................................                 --         1.153                   --
    Separate Account Charges 2.05% .................................                 --         0.948                   --
    Separate Account Charges 2.15% .................................                 --         1.151                   --
    Separate Account Charges 2.25% .................................             52,034         1.150               59,848
    Separate Account Charges 2.45% .................................                 --         1.148                   --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.30% .................................                 --         0.982                   --
    Separate Account Charges 1.40% .................................                 --         0.980                   --
    Separate Account Charges 1.50% .................................                 --         0.978                   --
    Separate Account Charges 1.55% .................................                 --         0.977                   --
    Separate Account Charges 1.60% .................................                 --         0.977                   --
    Separate Account Charges 1.70% .................................                 --         1.264                   --
    Separate Account Charges 1.75% .................................                 --         0.974                   --
    Separate Account Charges 1.80% .................................                 --         1.263                   --
    Separate Account Charges 1.85% .................................             47,049         0.972               45,743
    Separate Account Charges 1.90% .................................                 --         1.262                   --
    Separate Account Charges 2.00% .................................                 --         1.260                   --
    Separate Account Charges 2.05% .................................                 --         0.969                   --
    Separate Account Charges 2.15% .................................              3,319         1.258                4,177
    Separate Account Charges 2.25% .................................              1,278         1.257                1,606
    Separate Account Charges 2.45% .................................                 --         1.254                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% .................................                 --         1.033                   --
    Separate Account Charges 1.40% .................................                 --         1.033                   --
    Separate Account Charges 1.50% .................................                 --         1.033                   --
    Separate Account Charges 1.55% .................................                 --         1.033                   --
    Separate Account Charges 1.60% .................................                 --         1.033                   --
    Separate Account Charges 1.70% .................................                 --         1.033                   --
    Separate Account Charges 1.75% .................................              2,000         1.033                2,066
    Separate Account Charges 1.80% .................................                 --         1.033                   --
    Separate Account Charges 1.85% .................................                 --         1.033                   --
    Separate Account Charges 1.90% .................................                 --         1.033                   --
    Separate Account Charges 2.00% .................................                 --         1.033                   --

                                                                                          DECEMBER 31, 2003
                                                                          ----------------------------------------------------

                                                                            ACCUMULATION         UNIT
                                                                               UNITS             VALUE          NET ASSETS
                                                                          -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Franklin Rising Dividends Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.05% .....................................                --      $  1.033          $        --
    Separate Account Charges 2.15% .....................................                --         1.032                   --
    Separate Account Charges 2.25% .....................................                --         1.032                   --
    Separate Account Charges 2.45% .....................................                --         1.032                   --
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.30% .....................................           244,209         0.799              195,033
    Separate Account Charges 1.40% .....................................           304,147         0.795              241,893
    Separate Account Charges 1.50% .....................................                --         0.884                   --
    Separate Account Charges 1.55% .....................................                --         0.790                   --
    Separate Account Charges 1.60% .....................................                --         0.882                   --
    Separate Account Charges 1.70% .....................................           158,368         1.307              207,031
    Separate Account Charges 1.75% .....................................                --         0.878                   --
    Separate Account Charges 1.80% .....................................           197,012         1.306              257,281
    Separate Account Charges 1.85% .....................................           247,570         1.158              286,646
    Separate Account Charges 1.90% .....................................            21,966         1.305               28,655
    Separate Account Charges 2.00% .....................................                --         1.303                   --
    Separate Account Charges 2.05% .....................................                --         1.153                   --
    Separate Account Charges 2.15% .....................................                --         1.301                   --
    Separate Account Charges 2.25% .....................................           297,552         1.300              386,761
    Separate Account Charges 2.45% .....................................             4,318         1.297                5,601
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% .....................................           325,337         1.044              339,748
    Separate Account Charges 1.40% .....................................            85,928         1.043               89,583
    Separate Account Charges 1.50% .....................................            40,328         1.041               41,974
    Separate Account Charges 1.55% .....................................            65,759         1.040               68,385
    Separate Account Charges 1.60% .....................................                --         1.039                   --
    Separate Account Charges 1.70% .....................................           140,562         1.223              171,973
    Separate Account Charges 1.75% .....................................                --         1.036                   --
    Separate Account Charges 1.80% .....................................           124,736         1.222              152,455
    Separate Account Charges 1.85% .....................................           482,402         1.035              499,170
    Separate Account Charges 1.90% .....................................            81,165         1.221               99,098
    Separate Account Charges 2.00% .....................................                --         1.220                   --
    Separate Account Charges 2.05% .....................................                --         1.031                   --
    Separate Account Charges 2.15% .....................................             6,136         1.218                7,472
    Separate Account Charges 2.25% .....................................           723,595         1.217              880,255
    Separate Account Charges 2.45% .....................................                --         1.214                   --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% .....................................               449         1.449                  651
    Separate Account Charges 1.40% .....................................                --         1.448                   --
    Separate Account Charges 1.50% .....................................               664         1.447                  961
    Separate Account Charges 1.55% .....................................             2,084         1.446                3,015
    Separate Account Charges 1.60% .....................................                --         1.446                   --
    Separate Account Charges 1.70% .....................................               688         1.445                  994
    Separate Account Charges 1.75% .....................................             1,599         1.444                2,310
    Separate Account Charges 1.80% .....................................            23,210         1.444               33,515
    Separate Account Charges 1.85% .....................................             6,032         1.444                8,707
    Separate Account Charges 1.90% .....................................             6,116         1.443                8,825
    Separate Account Charges 2.00% .....................................                --         1.442                   --
    Separate Account Charges 2.05% .....................................             4,181         1.442                6,028
    Separate Account Charges 2.15% .....................................            54,561         1.441               78,602

                                                                                             DECEMBER 31, 2003
                                                                             ----------------------------------------------------

                                                                               ACCUMULATION         UNIT
                                                                                  UNITS             VALUE          NET ASSETS
                                                                             -----------------    ----------    -----------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Developing Markets Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 2.25% .......................................             91,391      $  1.440          $   131,575
    Separate Account Charges 2.45% .......................................              3,951         1.438                5,681
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% .......................................            331,478         0.935              309,788
    Separate Account Charges 1.40% .......................................            378,732         0.931              352,470
    Separate Account Charges 1.50% .......................................              1,815         0.935                1,697
    Separate Account Charges 1.55% .......................................              8,660         0.925                8,010
    Separate Account Charges 1.60% .......................................             22,614         0.933               21,092
    Separate Account Charges 1.70% .......................................            327,983         1.285              421,577
    Separate Account Charges 1.75% .......................................                 --         0.929                   --
    Separate Account Charges 1.80% .......................................            301,150         1.284              386,686
    Separate Account Charges 1.85% .......................................            254,384         1.177              299,380
    Separate Account Charges 1.90% .......................................             82,373         1.283              105,659
    Separate Account Charges 2.00% .......................................             24,859         1.281               31,853
    Separate Account Charges 2.05% .......................................             10,166         1.172               11,910
    Separate Account Charges 2.15% .......................................                 --         1.279                   --
    Separate Account Charges 2.25% .......................................            519,278         1.278              663,658
    Separate Account Charges 2.45% .......................................             22,009         1.275               28,070
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.30% .......................................                 --         1.033                   --
    Separate Account Charges 1.40% .......................................                 --         1.032                   --
    Separate Account Charges 1.50% .......................................                 --         1.030                   --
    Separate Account Charges 1.55% .......................................                 --         1.029                   --
    Separate Account Charges 1.60% .......................................                 --         1.028                   --
    Separate Account Charges 1.70% .......................................                 --         1.269                   --
    Separate Account Charges 1.75% .......................................                 --         1.026                   --
    Separate Account Charges 1.80% .......................................                 --         1.267                   --
    Separate Account Charges 1.85% .......................................             96,803         1.024               99,113
    Separate Account Charges 1.90% .......................................                 --         1.266                   --
    Separate Account Charges 2.00% .......................................                 --         1.265                   --
    Separate Account Charges 2.05% .......................................                 --         1.020                   --
    Separate Account Charges 2.15% .......................................            124,930         1.263              157,765
    Separate Account Charges 2.25% .......................................            206,659         1.262              260,705
    Separate Account Charges 2.45% .......................................                 --         1.259                   --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.30% .......................................            789,381         0.974              768,684
    Separate Account Charges 1.40% .......................................          1,210,775         0.970            1,174,160
    Separate Account Charges 1.50% .......................................             21,107         0.936               19,753
    Separate Account Charges 1.55% .......................................                 --         0.964                   --
    Separate Account Charges 1.60% .......................................                 --         0.933                   --
    Separate Account Charges 1.70% .......................................            671,165         1.196              802,996
    Separate Account Charges 1.75% .......................................                 --         0.930                   --
    Separate Account Charges 1.80% .......................................            722,211         1.195              863,164
    Separate Account Charges 1.85% .......................................          2,308,724         1.125            2,598,345
    Separate Account Charges 1.90% .......................................            123,883         1.194              147,908
    Separate Account Charges 2.00% .......................................                 --         1.193                   --
    Separate Account Charges 2.05% .......................................                 --         1.120                   --
    Separate Account Charges 2.15% .......................................                 --         1.191                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Appreciation Portfolio (continued)
    Separate Account Charges 2.25% ..................................         1,561,246      $  1.190          $ 1,857,248
    Separate Account Charges 2.45% ..................................             4,463         1.187                5,299
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.30% ..................................           698,235         1.178              822,798
    Separate Account Charges 1.40% ..................................           759,502         1.174              891,294
    Separate Account Charges 1.50% ..................................             1,196         1.133                1,355
    Separate Account Charges 1.55% ..................................                --         1.166                   --
    Separate Account Charges 1.60% ..................................                --         1.130                   --
    Separate Account Charges 1.70% ..................................           323,056         1.110              358,540
    Separate Account Charges 1.75% ..................................                --         1.126                   --
    Separate Account Charges 1.80% ..................................           528,297         1.109              585,717
    Separate Account Charges 1.85% ..................................           729,132         1.142              832,734
    Separate Account Charges 1.90% ..................................            52,594         1.108               58,250
    Separate Account Charges 2.00% ..................................                --         1.106                   --
    Separate Account Charges 2.05% ..................................                --         1.137                   --
    Separate Account Charges 2.15% ..................................                --         1.105                   --
    Separate Account Charges 2.25% ..................................           887,819         1.103              979,689
    Separate Account Charges 2.45% ..................................                --         1.101                   --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................           182,850         0.798              145,944
    Separate Account Charges 1.40% ..................................           383,086         0.795              304,498
    Separate Account Charges 1.50% ..................................                --         0.878                   --
    Separate Account Charges 1.55% ..................................             3,916         0.790                3,093
    Separate Account Charges 1.60% ..................................                --         0.876                   --
    Separate Account Charges 1.70% ..................................           298,686         1.214              362,735
    Separate Account Charges 1.75% ..................................            46,366         0.873               40,468
    Separate Account Charges 1.80% ..................................           406,638         1.213              493,324
    Separate Account Charges 1.85% ..................................         1,068,257         1.091            1,165,077
    Separate Account Charges 1.90% ..................................            55,919         1.212               67,769
    Separate Account Charges 2.00% ..................................                --         1.211                   --
    Separate Account Charges 2.05% ..................................                --         1.086                   --
    Separate Account Charges 2.15% ..................................           143,964         1.209              174,018
    Separate Account Charges 2.25% ..................................         1,148,699         1.208            1,387,064
    Separate Account Charges 2.45% ..................................             4,400         1.205                5,302
  Fundamental Value Portfolio
    Separate Account Charges 1.30% ..................................         1,158,025         1.226            1,419,889
    Separate Account Charges 1.40% ..................................         1,209,183         1.221            1,476,575
    Separate Account Charges 1.50% ..................................            30,172         0.970               29,273
    Separate Account Charges 1.55% ..................................            61,484         1.214               74,624
    Separate Account Charges 1.60% ..................................                --         0.968                   --
    Separate Account Charges 1.70% ..................................           544,691         1.316              717,062
    Separate Account Charges 1.75% ..................................                --         0.964                   --
    Separate Account Charges 1.80% ..................................         1,059,002         1.315            1,392,681
    Separate Account Charges 1.85% ..................................         1,683,561         1.233            2,075,901
    Separate Account Charges 1.90% ..................................           334,222         1.314              439,076
    Separate Account Charges 2.00% ..................................               832         1.312                1,092
    Separate Account Charges 2.05% ..................................                --         1.227                   --
    Separate Account Charges 2.15% ..................................                --         1.310                   --
    Separate Account Charges 2.25% ..................................         2,834,488         1.309            3,710,228
    Separate Account Charges 2.45% ..................................                --         1.306                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares
    Separate Account Charges 1.30% ..................................                --      $  1.049          $        --
    Separate Account Charges 1.40% ..................................                --         1.047                   --
    Separate Account Charges 1.50% ..................................                --         1.045                   --
    Separate Account Charges 1.55% ..................................                --         1.044                   --
    Separate Account Charges 1.60% ..................................                --         1.043                   --
    Separate Account Charges 1.70% ..................................                --         1.308                   --
    Separate Account Charges 1.75% ..................................                --         1.041                   --
    Separate Account Charges 1.80% ..................................                --         1.306                   --
    Separate Account Charges 1.85% ..................................             9,531         1.039                9,902
    Separate Account Charges 1.90% ..................................                --         1.305                   --
    Separate Account Charges 2.00% ..................................                --         1.304                   --
    Separate Account Charges 2.05% ..................................                --         1.035                   --
    Separate Account Charges 2.15% ..................................            15,395         1.302               20,040
    Separate Account Charges 2.25% ..................................           288,920         1.300              375,692
    Separate Account Charges 2.45% ..................................                --         1.298                   --
  Salomon Brothers Variable Emerging Growth Fund - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.057                   --
    Separate Account Charges 1.40% ..................................                --         1.057                   --
    Separate Account Charges 1.50% ..................................                --         1.057                   --
    Separate Account Charges 1.55% ..................................                --         1.057                   --
    Separate Account Charges 1.60% ..................................                --         1.057                   --
    Separate Account Charges 1.70% ..................................                --         1.057                   --
    Separate Account Charges 1.75% ..................................             2,000         1.057                2,113
    Separate Account Charges 1.80% ..................................                --         1.057                   --
    Separate Account Charges 1.85% ..................................                --         1.057                   --
    Separate Account Charges 1.90% ..................................                --         1.057                   --
    Separate Account Charges 2.00% ..................................                --         1.056                   --
    Separate Account Charges 2.05% ..................................                --         1.056                   --
    Separate Account Charges 2.15% ..................................                --         1.056                   --
    Separate Account Charges 2.25% ..................................                --         1.056                   --
    Separate Account Charges 2.45% ..................................                --         1.056                   --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.30% ..................................                --         1.029                   --
    Separate Account Charges 1.40% ..................................                --         1.027                   --
    Separate Account Charges 1.50% ..................................                --         1.025                   --
    Separate Account Charges 1.55% ..................................                --         1.024                   --
    Separate Account Charges 1.60% ..................................                --         1.024                   --
    Separate Account Charges 1.70% ..................................                --         1.238                   --
    Separate Account Charges 1.75% ..................................             1,109         1.021                1,133
    Separate Account Charges 1.80% ..................................                --         1.237                   --
    Separate Account Charges 1.85% ..................................           118,746         1.019              121,043
    Separate Account Charges 1.90% ..................................                --         1.235                   --
    Separate Account Charges 2.00% ..................................                --         1.234                   --
    Separate Account Charges 2.05% ..................................                --         1.016                   --
    Separate Account Charges 2.15% ..................................                --         1.232                   --
    Separate Account Charges 2.25% ..................................            33,006         1.231               40,625
    Separate Account Charges 2.45% ..................................                --         1.228                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.30% ..................................                --      $  1.028          $        --
    Separate Account Charges 1.40% ..................................                --         1.026                   --
    Separate Account Charges 1.50% ..................................                --         1.024                   --
    Separate Account Charges 1.55% ..................................                --         1.024                   --
    Separate Account Charges 1.60% ..................................                --         1.023                   --
    Separate Account Charges 1.70% ..................................                --         1.112                   --
    Separate Account Charges 1.75% ..................................                --         1.020                   --
    Separate Account Charges 1.80% ..................................                --         1.111                   --
    Separate Account Charges 1.85% ..................................           936,861         1.018              953,834
    Separate Account Charges 1.90% ..................................                --         1.109                   --
    Separate Account Charges 2.00% ..................................                --         1.108                   --
    Separate Account Charges 2.05% ..................................                --         1.015                   --
    Separate Account Charges 2.15% ..................................             2,442         1.106                2,702
    Separate Account Charges 2.25% ..................................            86,032         1.105               95,094
    Separate Account Charges 2.45% ..................................                --         1.103                   --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.30% ..................................                --         0.919                   --
    Separate Account Charges 1.40% ..................................                --         0.917                   --
    Separate Account Charges 1.50% ..................................                --         0.915                   --
    Separate Account Charges 1.55% ..................................                --         0.915                   --
    Separate Account Charges 1.60% ..................................                --         0.914                   --
    Separate Account Charges 1.70% ..................................                --         1.226                   --
    Separate Account Charges 1.75% ..................................                --         0.911                   --
    Separate Account Charges 1.80% ..................................                --         1.225                   --
    Separate Account Charges 1.85% ..................................            10,786         0.910                9,811
    Separate Account Charges 1.90% ..................................                --         1.224                   --
    Separate Account Charges 2.00% ..................................                --         1.223                   --
    Separate Account Charges 2.05% ..................................                --         0.907                   --
    Separate Account Charges 2.15% ..................................                --         1.221                   --
    Separate Account Charges 2.25% ..................................                --         1.219                   --
    Separate Account Charges 2.45% ..................................                --         1.217                   --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.30% ..................................                --         0.905                   --
    Separate Account Charges 1.40% ..................................                --         0.904                   --
    Separate Account Charges 1.50% ..................................                --         0.902                   --
    Separate Account Charges 1.55% ..................................                --         0.902                   --
    Separate Account Charges 1.60% ..................................                --         0.901                   --
    Separate Account Charges 1.70% ..................................                --         1.360                   --
    Separate Account Charges 1.75% ..................................                --         0.898                   --
    Separate Account Charges 1.80% ..................................                --         1.359                   --
    Separate Account Charges 1.85% ..................................            73,480         0.897               65,894
    Separate Account Charges 1.90% ..................................                --         1.357                   --
    Separate Account Charges 2.00% ..................................                --         1.356                   --
    Separate Account Charges 2.05% ..................................                --         0.894                   --
    Separate Account Charges 2.15% ..................................            29,485         1.354               39,916
    Separate Account Charges 2.25% ..................................            10,065         1.352               13,612
    Separate Account Charges 2.45% ..................................                --         1.350                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Janus Aspen Series (continued)
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.30% ..................................           214,606      $  0.379          $    81,430
    Separate Account Charges 1.40% ..................................           604,302         0.378              228,457
    Separate Account Charges 1.50% ..................................             2,441         0.739                1,803
    Separate Account Charges 1.55% ..................................             4,179         0.376                1,571
    Separate Account Charges 1.60% ..................................                --         0.737                   --
    Separate Account Charges 1.70% ..................................            27,299         1.302               35,554
    Separate Account Charges 1.75% ..................................                --         0.734                   --
    Separate Account Charges 1.80% ..................................            44,257         1.301               57,580
    Separate Account Charges 1.85% ..................................           131,035         1.081              141,673
    Separate Account Charges 1.90% ..................................             4,552         1.300                5,916
    Separate Account Charges 2.00% ..................................                --         1.298                   --
    Separate Account Charges 2.05% ..................................                --         1.076                   --
    Separate Account Charges 2.15% ..................................                --         1.296                   --
    Separate Account Charges 2.25% ..................................             9,106         1.295               11,792
    Separate Account Charges 2.45% ..................................                --         1.292                   --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.30% ..................................                --         0.906                   --
    Separate Account Charges 1.40% ..................................                --         0.905                   --
    Separate Account Charges 1.50% ..................................                --         0.903                   --
    Separate Account Charges 1.55% ..................................                --         0.902                   --
    Separate Account Charges 1.60% ..................................                --         0.902                   --
    Separate Account Charges 1.70% ..................................                --         1.192                   --
    Separate Account Charges 1.75% ..................................            15,086         0.899               13,565
    Separate Account Charges 1.80% ..................................                --         1.190                   --
    Separate Account Charges 1.85% ..................................            12,190         0.898               10,942
    Separate Account Charges 1.90% ..................................                --         1.189                   --
    Separate Account Charges 2.00% ..................................                --         1.188                   --
    Separate Account Charges 2.05% ..................................                --         0.894                   --
    Separate Account Charges 2.15% ..................................                --         1.186                   --
    Separate Account Charges 2.25% ..................................             8,044         1.185                9,530
    Separate Account Charges 2.45% ..................................                --         1.182                   --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.30% ..................................             1,000         1.337                1,337
    Separate Account Charges 1.40% ..................................                --         1.336                   --
    Separate Account Charges 1.50% ..................................             2,150         1.335                2,870
    Separate Account Charges 1.55% ..................................                --         1.334                   --
    Separate Account Charges 1.60% ..................................                --         1.334                   --
    Separate Account Charges 1.70% ..................................                --         1.333                   --
    Separate Account Charges 1.75% ..................................             4,014         1.333                5,349
    Separate Account Charges 1.80% ..................................             5,088         1.332                6,778
    Separate Account Charges 1.85% ..................................           101,266         1.332              134,867
    Separate Account Charges 1.90% ..................................            15,544         1.331               20,695
    Separate Account Charges 2.00% ..................................                --         1.330                   --
    Separate Account Charges 2.05% ..................................                --         1.330                   --
    Separate Account Charges 2.15% ..................................                --         1.329                   --
    Separate Account Charges 2.25% ..................................            58,521         1.328               77,731
    Separate Account Charges 2.45% ..................................            16,913         1.326               22,435

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.30% ..................................             3,478      $  1.245          $     4,331
    Separate Account Charges 1.40% ..................................            12,715         1.244               15,823
    Separate Account Charges 1.50% ..................................                --         1.244                   --
    Separate Account Charges 1.55% ..................................                --         1.243                   --
    Separate Account Charges 1.60% ..................................                --         1.243                   --
    Separate Account Charges 1.70% ..................................                --         1.242                   --
    Separate Account Charges 1.75% ..................................             5,319         1.242                6,603
    Separate Account Charges 1.80% ..................................            66,009         1.241               81,924
    Separate Account Charges 1.85% ..................................             9,795         1.241               12,152
    Separate Account Charges 1.90% ..................................            51,007         1.240               63,264
    Separate Account Charges 2.00% ..................................                --         1.239                   --
    Separate Account Charges 2.05% ..................................            71,566         1.239               88,673
    Separate Account Charges 2.15% ..................................             6,050         1.238                7,491
    Separate Account Charges 2.25% ..................................           154,433         1.237              191,096
    Separate Account Charges 2.45% ..................................                --         1.236                   --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.30% ..................................             3,651         1.260                4,602
    Separate Account Charges 1.40% ..................................                --         1.260                   --
    Separate Account Charges 1.50% ..................................                --         1.259                   --
    Separate Account Charges 1.55% ..................................                --         1.258                   --
    Separate Account Charges 1.60% ..................................                --         1.258                   --
    Separate Account Charges 1.70% ..................................            37,875         1.257               47,612
    Separate Account Charges 1.75% ..................................             5,215         1.257                6,553
    Separate Account Charges 1.80% ..................................            24,602         1.256               30,907
    Separate Account Charges 1.85% ..................................           171,217         1.256              215,021
    Separate Account Charges 1.90% ..................................            75,311         1.255               94,547
    Separate Account Charges 2.00% ..................................               574         1.255                  721
    Separate Account Charges 2.05% ..................................            13,602         1.254               17,059
    Separate Account Charges 2.15% ..................................                --         1.253                   --
    Separate Account Charges 2.25% ..................................           131,587         1.252              164,811
    Separate Account Charges 2.45% ..................................            33,139         1.251               41,451

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.30% ..................................             1,000         1.075                1,075
    Separate Account Charges 1.40% ..................................                --         1.074                   --
    Separate Account Charges 1.50% ..................................                --         1.074                   --
    Separate Account Charges 1.55% ..................................                --         1.074                   --
    Separate Account Charges 1.60% ..................................                --         1.074                   --
    Separate Account Charges 1.70% ..................................                --         1.074                   --
    Separate Account Charges 1.75% ..................................                --         1.074                   --
    Separate Account Charges 1.80% ..................................                --         1.074                   --
    Separate Account Charges 1.85% ..................................                --         1.074                   --
    Separate Account Charges 1.90% ..................................                --         1.074                   --
    Separate Account Charges 2.00% ..................................                --         1.074                   --
    Separate Account Charges 2.05% ..................................                --         1.074                   --
    Separate Account Charges 2.15% ..................................                --         1.073                   --
    Separate Account Charges 2.25% ..................................                --         1.073                   --
    Separate Account Charges 2.45% ..................................                --         1.073                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Merrill Lynch Variable Series Funds, Inc. (continued)
  Merrill Lynch Small Cap Value V.I. Fund - Class III
    Separate Account Charges 1.30% ..................................             1,000      $  1.068          $     1,068
    Separate Account Charges 1.40% ..................................                --         1.068                   --
    Separate Account Charges 1.50% ..................................                --         1.068                   --
    Separate Account Charges 1.55% ..................................                --         1.067                   --
    Separate Account Charges 1.60% ..................................                --         1.067                   --
    Separate Account Charges 1.70% ..................................                --         1.067                   --
    Separate Account Charges 1.75% ..................................                --         1.067                   --
    Separate Account Charges 1.80% ..................................                --         1.067                   --
    Separate Account Charges 1.85% ..................................                --         1.067                   --
    Separate Account Charges 1.90% ..................................                --         1.067                   --
    Separate Account Charges 2.00% ..................................                --         1.067                   --
    Separate Account Charges 2.05% ..................................                --         1.067                   --
    Separate Account Charges 2.15% ..................................                --         1.067                   --
    Separate Account Charges 2.25% ..................................                --         1.067                   --
    Separate Account Charges 2.45% ..................................                --         1.066                   --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.30% ..................................                --         1.053                   --
    Separate Account Charges 1.40% ..................................                --         1.053                   --
    Separate Account Charges 1.50% ..................................                --         1.053                   --
    Separate Account Charges 1.55% ..................................                --         1.053                   --
    Separate Account Charges 1.60% ..................................                --         1.053                   --
    Separate Account Charges 1.70% ..................................                --         1.053                   --
    Separate Account Charges 1.75% ..................................             3,000         1.052                3,158
    Separate Account Charges 1.80% ..................................                --         1.052                   --
    Separate Account Charges 1.85% ..................................                --         1.052                   --
    Separate Account Charges 1.90% ..................................                --         1.052                   --
    Separate Account Charges 2.00% ..................................                --         1.052                   --
    Separate Account Charges 2.05% ..................................                --         1.052                   --
    Separate Account Charges 2.15% ..................................                --         1.052                   --
    Separate Account Charges 2.25% ..................................                --         1.052                   --
    Separate Account Charges 2.45% ..................................                --         1.052                   --
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.30% ..................................                --         1.081                   --
    Separate Account Charges 1.40% ..................................                --         1.081                   --
    Separate Account Charges 1.50% ..................................                --         1.081                   --
    Separate Account Charges 1.55% ..................................                --         1.081                   --
    Separate Account Charges 1.60% ..................................                --         1.081                   --
    Separate Account Charges 1.70% ..................................                --         1.081                   --
    Separate Account Charges 1.75% ..................................             2,000         1.080                2,161
    Separate Account Charges 1.80% ..................................                --         1.080                   --
    Separate Account Charges 1.85% ..................................                --         1.080                   --
    Separate Account Charges 1.90% ..................................                --         1.080                   --
    Separate Account Charges 2.00% ..................................                --         1.080                   --
    Separate Account Charges 2.05% ..................................                --         1.080                   --
    Separate Account Charges 2.15% ..................................                --         1.080                   --
    Separate Account Charges 2.25% ..................................                --         1.080                   --
    Separate Account Charges 2.45% ..................................                --         1.080                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.30% ..................................                --      $  1.049          $        --
    Separate Account Charges 1.40% ..................................            12,559         1.048               13,161
    Separate Account Charges 1.50% ..................................            19,465         1.047               20,384
    Separate Account Charges 1.55% ..................................                --         1.047                   --
    Separate Account Charges 1.60% ..................................                --         1.046                   --
    Separate Account Charges 1.70% ..................................            11,362         1.046               11,882
    Separate Account Charges 1.75% ..................................                --         1.045                   --
    Separate Account Charges 1.80% ..................................            74,524         1.045               77,885
    Separate Account Charges 1.85% ..................................           233,173         1.045              243,611
    Separate Account Charges 1.90% ..................................            52,544         1.044               54,877
    Separate Account Charges 2.00% ..................................            29,542         1.044               30,833
    Separate Account Charges 2.05% ..................................            78,471         1.043               81,874
    Separate Account Charges 2.15% ..................................                --         1.043                   --
    Separate Account Charges 2.25% ..................................           364,429         1.042              379,724
    Separate Account Charges 2.45% ..................................             4,873         1.041                5,071
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.30% ..................................         2,391,763         1.176            2,813,119
    Separate Account Charges 1.40% ..................................         2,636,608         1.173            3,092,852
    Separate Account Charges 1.50% ..................................            57,268         1.159               66,358
    Separate Account Charges 1.55% ..................................             8,992         1.168               10,506
    Separate Account Charges 1.60% ..................................                --         1.156                   --
    Separate Account Charges 1.70% ..................................         1,146,936         1.045            1,198,715
    Separate Account Charges 1.75% ..................................                --         1.151                   --
    Separate Account Charges 1.80% ..................................         1,810,590         1.044            1,890,348
    Separate Account Charges 1.85% ..................................        10,441,948         1.107           11,560,967
    Separate Account Charges 1.90% ..................................           267,269         1.043              278,753
    Separate Account Charges 2.00% ..................................            14,239         1.042               14,835
    Separate Account Charges 2.05% ..................................                --         1.102                   --
    Separate Account Charges 2.15% ..................................            27,193         1.040               28,288
    Separate Account Charges 2.25% ..................................         4,444,217         1.039            4,618,264
    Separate Account Charges 2.45% ..................................            37,287         1.037               38,667

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.003                   --
    Separate Account Charges 1.40% ..................................                --         1.003                   --
    Separate Account Charges 1.50% ..................................                --         1.003                   --
    Separate Account Charges 1.55% ..................................                --         1.003                   --
    Separate Account Charges 1.60% ..................................                --         1.002                   --
    Separate Account Charges 1.70% ..................................                --         1.002                   --
    Separate Account Charges 1.75% ..................................             1,000         1.002                1,003
    Separate Account Charges 1.80% ..................................                --         1.002                   --
    Separate Account Charges 1.85% ..................................                --         1.002                   --
    Separate Account Charges 1.90% ..................................                --         1.002                   --
    Separate Account Charges 2.00% ..................................                --         1.002                   --
    Separate Account Charges 2.05% ..................................                --         1.002                   --
    Separate Account Charges 2.15% ..................................                --         1.002                   --
    Separate Account Charges 2.25% ..................................                --         1.002                   --
    Separate Account Charges 2.45% ..................................                --         1.002                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --      $  1.034          $        --
    Separate Account Charges 1.40% ..................................                --         1.033                   --
    Separate Account Charges 1.50% ..................................                --         1.033                   --
    Separate Account Charges 1.55% ..................................                --         1.033                   --
    Separate Account Charges 1.60% ..................................                --         1.033                   --
    Separate Account Charges 1.70% ..................................                --         1.033                   --
    Separate Account Charges 1.75% ..................................             1,000         1.033                1,033
    Separate Account Charges 1.80% ..................................                --         1.033                   --
    Separate Account Charges 1.85% ..................................                --         1.033                   --
    Separate Account Charges 1.90% ..................................                --         1.033                   --
    Separate Account Charges 2.00% ..................................                --         1.033                   --
    Separate Account Charges 2.05% ..................................                --         1.033                   --
    Separate Account Charges 2.15% ..................................                --         1.033                   --
    Separate Account Charges 2.25% ..................................                --         1.033                   --
    Separate Account Charges 2.45% ..................................                --         1.032                   --
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.126                   --
    Separate Account Charges 1.40% ..................................                --         1.126                   --
    Separate Account Charges 1.50% ..................................                --         1.126                   --
    Separate Account Charges 1.55% ..................................                --         1.126                   --
    Separate Account Charges 1.60% ..................................                --         1.125                   --
    Separate Account Charges 1.70% ..................................                --         1.125                   --
    Separate Account Charges 1.75% ..................................             2,000         1.125                2,251
    Separate Account Charges 1.80% ..................................                --         1.125                   --
    Separate Account Charges 1.85% ..................................                --         1.125                   --
    Separate Account Charges 1.90% ..................................                --         1.125                   --
    Separate Account Charges 2.00% ..................................                --         1.125                   --
    Separate Account Charges 2.05% ..................................                --         1.125                   --
    Separate Account Charges 2.15% ..................................                --         1.125                   --
    Separate Account Charges 2.25% ..................................                --         1.125                   --
    Separate Account Charges 2.45% ..................................                --         1.125                   --
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.064                   --
    Separate Account Charges 1.40% ..................................                --         1.064                   --
    Separate Account Charges 1.50% ..................................                --         1.064                   --
    Separate Account Charges 1.55% ..................................                --         1.064                   --
    Separate Account Charges 1.60% ..................................                --         1.064                   --
    Separate Account Charges 1.70% ..................................                --         1.064                   --
    Separate Account Charges 1.75% ..................................             2,000         1.064                2,128
    Separate Account Charges 1.80% ..................................                --         1.064                   --
    Separate Account Charges 1.85% ..................................                --         1.064                   --
    Separate Account Charges 1.90% ..................................                --         1.064                   --
    Separate Account Charges 2.00% ..................................                --         1.064                   --
    Separate Account Charges 2.05% ..................................                --         1.064                   --
    Separate Account Charges 2.15% ..................................                --         1.063                   --
    Separate Account Charges 2.25% ..................................                --         1.063                   --
    Separate Account Charges 2.45% ..................................                --         1.063                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --      $  1.095          $        --
    Separate Account Charges 1.40% ..................................                --         1.095                   --
    Separate Account Charges 1.50% ..................................                --         1.095                   --
    Separate Account Charges 1.55% ..................................                --         1.094                   --
    Separate Account Charges 1.60% ..................................                --         1.094                   --
    Separate Account Charges 1.70% ..................................                --         1.094                   --
    Separate Account Charges 1.75% ..................................             1,000         1.094                1,094
    Separate Account Charges 1.80% ..................................                --         1.094                   --
    Separate Account Charges 1.85% ..................................                --         1.094                   --
    Separate Account Charges 1.90% ..................................                --         1.094                   --
    Separate Account Charges 2.00% ..................................                --         1.094                   --
    Separate Account Charges 2.05% ..................................                --         1.094                   --
    Separate Account Charges 2.15% ..................................                --         1.094                   --
    Separate Account Charges 2.25% ..................................                --         1.094                   --
    Separate Account Charges 2.45% ..................................                --         1.093                   --
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.054                   --
    Separate Account Charges 1.40% ..................................                --         1.054                   --
    Separate Account Charges 1.50% ..................................                --         1.054                   --
    Separate Account Charges 1.55% ..................................                --         1.053                   --
    Separate Account Charges 1.60% ..................................                --         1.053                   --
    Separate Account Charges 1.70% ..................................                --         1.053                   --
    Separate Account Charges 1.75% ..................................             2,000         1.053                2,106
    Separate Account Charges 1.80% ..................................                --         1.053                   --
    Separate Account Charges 1.85% ..................................                --         1.053                   --
    Separate Account Charges 1.90% ..................................                --         1.053                   --
    Separate Account Charges 2.00% ..................................                --         1.053                   --
    Separate Account Charges 2.05% ..................................                --         1.053                   --
    Separate Account Charges 2.15% ..................................                --         1.053                   --
    Separate Account Charges 2.25% ..................................                --         1.053                   --
    Separate Account Charges 2.45% ..................................                --         1.052                   --
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.030                   --
    Separate Account Charges 1.40% ..................................                --         1.030                   --
    Separate Account Charges 1.50% ..................................                --         1.030                   --
    Separate Account Charges 1.55% ..................................                --         1.030                   --
    Separate Account Charges 1.60% ..................................                --         1.030                   --
    Separate Account Charges 1.70% ..................................                --         1.030                   --
    Separate Account Charges 1.75% ..................................             1,000         1.030                1,030
    Separate Account Charges 1.80% ..................................                --         1.030                   --
    Separate Account Charges 1.85% ..................................                --         1.030                   --
    Separate Account Charges 1.90% ..................................                --         1.030                   --
    Separate Account Charges 2.00% ..................................                --         1.029                   --
    Separate Account Charges 2.05% ..................................                --         1.029                   --
    Separate Account Charges 2.15% ..................................                --         1.029                   --
    Separate Account Charges 2.25% ..................................                --         1.029                   --
    Separate Account Charges 2.45% ..................................                --         1.029                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --      $  1.025          $        --
    Separate Account Charges 1.40% ..................................                --         1.025                   --
    Separate Account Charges 1.50% ..................................                --         1.025                   --
    Separate Account Charges 1.55% ..................................                --         1.025                   --
    Separate Account Charges 1.60% ..................................                --         1.025                   --
    Separate Account Charges 1.70% ..................................                --         1.025                   --
    Separate Account Charges 1.75% ..................................             1,000         1.025                1,025
    Separate Account Charges 1.80% ..................................                --         1.025                   --
    Separate Account Charges 1.85% ..................................                --         1.025                   --
    Separate Account Charges 1.90% ..................................                --         1.025                   --
    Separate Account Charges 2.00% ..................................                --         1.025                   --
    Separate Account Charges 2.05% ..................................                --         1.024                   --
    Separate Account Charges 2.15% ..................................                --         1.024                   --
    Separate Account Charges 2.25% ..................................                --         1.024                   --
    Separate Account Charges 2.45% ..................................                --         1.024                   --
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.093                   --
    Separate Account Charges 1.40% ..................................                --         1.093                   --
    Separate Account Charges 1.50% ..................................                --         1.093                   --
    Separate Account Charges 1.55% ..................................                --         1.093                   --
    Separate Account Charges 1.60% ..................................                --         1.093                   --
    Separate Account Charges 1.70% ..................................                --         1.093                   --
    Separate Account Charges 1.75% ..................................             1,000         1.093                1,093
    Separate Account Charges 1.80% ..................................                --         1.093                   --
    Separate Account Charges 1.85% ..................................                --         1.093                   --
    Separate Account Charges 1.90% ..................................                --         1.093                   --
    Separate Account Charges 2.00% ..................................                --         1.093                   --
    Separate Account Charges 2.05% ..................................                --         1.093                   --
    Separate Account Charges 2.15% ..................................                --         1.093                   --
    Separate Account Charges 2.25% ..................................                --         1.092                   --
    Separate Account Charges 2.45% ..................................                --         1.092                   --
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.052                   --
    Separate Account Charges 1.40% ..................................                --         1.052                   --
    Separate Account Charges 1.50% ..................................                --         1.052                   --
    Separate Account Charges 1.55% ..................................                --         1.052                   --
    Separate Account Charges 1.60% ..................................                --         1.052                   --
    Separate Account Charges 1.70% ..................................                --         1.052                   --
    Separate Account Charges 1.75% ..................................             2,000         1.052                2,103
    Separate Account Charges 1.80% ..................................                --         1.051                   --
    Separate Account Charges 1.85% ..................................                --         1.051                   --
    Separate Account Charges 1.90% ..................................                --         1.051                   --
    Separate Account Charges 2.00% ..................................                --         1.051                   --
    Separate Account Charges 2.05% ..................................                --         1.051                   --
    Separate Account Charges 2.15% ..................................                --         1.051                   --
    Separate Account Charges 2.25% ..................................                --         1.051                   --
    Separate Account Charges 2.45% ..................................                --         1.051                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --      $  1.045          $        --
    Separate Account Charges 1.40% ..................................                --         1.044                   --
    Separate Account Charges 1.50% ..................................                --         1.044                   --
    Separate Account Charges 1.55% ..................................                --         1.044                   --
    Separate Account Charges 1.60% ..................................                --         1.044                   --
    Separate Account Charges 1.70% ..................................                --         1.044                   --
    Separate Account Charges 1.75% ..................................             2,000         1.044                2,088
    Separate Account Charges 1.80% ..................................                --         1.044                   --
    Separate Account Charges 1.85% ..................................                --         1.044                   --
    Separate Account Charges 1.90% ..................................                --         1.044                   --
    Separate Account Charges 2.00% ..................................                --         1.044                   --
    Separate Account Charges 2.05% ..................................                --         1.044                   --
    Separate Account Charges 2.15% ..................................                --         1.044                   --
    Separate Account Charges 2.25% ..................................                --         1.044                   --
    Separate Account Charges 2.45% ..................................                --         1.043                   --
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.063                   --
    Separate Account Charges 1.40% ..................................                --         1.063                   --
    Separate Account Charges 1.50% ..................................                --         1.062                   --
    Separate Account Charges 1.55% ..................................                --         1.062                   --
    Separate Account Charges 1.60% ..................................                --         1.062                   --
    Separate Account Charges 1.70% ..................................                --         1.062                   --
    Separate Account Charges 1.75% ..................................             1,000         1.062                1,062
    Separate Account Charges 1.80% ..................................                --         1.062                   --
    Separate Account Charges 1.85% ..................................                --         1.062                   --
    Separate Account Charges 1.90% ..................................                --         1.062                   --
    Separate Account Charges 2.00% ..................................                --         1.062                   --
    Separate Account Charges 2.05% ..................................                --         1.062                   --
    Separate Account Charges 2.15% ..................................                --         1.062                   --
    Separate Account Charges 2.25% ..................................                --         1.062                   --
    Separate Account Charges 2.45% ..................................                --         1.061                   --
  Pioneer Small Company VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.039                   --
    Separate Account Charges 1.40% ..................................                --         1.039                   --
    Separate Account Charges 1.50% ..................................                --         1.039                   --
    Separate Account Charges 1.55% ..................................                --         1.039                   --
    Separate Account Charges 1.60% ..................................                --         1.039                   --
    Separate Account Charges 1.70% ..................................                --         1.039                   --
    Separate Account Charges 1.75% ..................................             1,000         1.038                1,039
    Separate Account Charges 1.80% ..................................                --         1.038                   --
    Separate Account Charges 1.85% ..................................                --         1.038                   --
    Separate Account Charges 1.90% ..................................                --         1.038                   --
    Separate Account Charges 2.00% ..................................                --         1.038                   --
    Separate Account Charges 2.05% ..................................                --         1.038                   --
    Separate Account Charges 2.15% ..................................                --         1.038                   --
    Separate Account Charges 2.25% ..................................                --         1.038                   --
    Separate Account Charges 2.45% ..................................                --         1.038                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --      $  1.024          $        --
    Separate Account Charges 1.40% ..................................                --         1.024                   --
    Separate Account Charges 1.50% ..................................                --         1.024                   --
    Separate Account Charges 1.55% ..................................                --         1.024                   --
    Separate Account Charges 1.60% ..................................                --         1.024                   --
    Separate Account Charges 1.70% ..................................                --         1.024                   --
    Separate Account Charges 1.75% ..................................             1,000         1.024                1,024
    Separate Account Charges 1.80% ..................................                --         1.024                   --
    Separate Account Charges 1.85% ..................................                --         1.024                   --
    Separate Account Charges 1.90% ..................................                --         1.024                   --
    Separate Account Charges 2.00% ..................................                --         1.024                   --
    Separate Account Charges 2.05% ..................................                --         1.024                   --
    Separate Account Charges 2.15% ..................................                --         1.023                   --
    Separate Account Charges 2.25% ..................................                --         1.023                   --
    Separate Account Charges 2.45% ..................................                --         1.023                   --
  Pioneer Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         1.062                   --
    Separate Account Charges 1.40% ..................................                --         1.062                   --
    Separate Account Charges 1.50% ..................................                --         1.062                   --
    Separate Account Charges 1.55% ..................................                --         1.062                   --
    Separate Account Charges 1.60% ..................................                --         1.062                   --
    Separate Account Charges 1.70% ..................................                --         1.062                   --
    Separate Account Charges 1.75% ..................................             1,000         1.062                1,062
    Separate Account Charges 1.80% ..................................                --         1.062                   --
    Separate Account Charges 1.85% ..................................                --         1.062                   --
    Separate Account Charges 1.90% ..................................                --         1.062                   --
    Separate Account Charges 2.00% ..................................                --         1.061                   --
    Separate Account Charges 2.05% ..................................                --         1.061                   --
    Separate Account Charges 2.15% ..................................                --         1.061                   --
    Separate Account Charges 2.25% ..................................                --         1.061                   --
    Separate Account Charges 2.45% ..................................                --         1.061                   --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.30% ..................................             8,771         0.730                6,404
    Separate Account Charges 1.40% ..................................            29,727         0.728               21,648
    Separate Account Charges 1.50% ..................................                --         0.735                   --
    Separate Account Charges 1.55% ..................................                --         0.725                   --
    Separate Account Charges 1.60% ..................................                --         0.733                   --
    Separate Account Charges 1.70% ..................................                --         1.244                   --
    Separate Account Charges 1.75% ..................................                --         0.730                   --
    Separate Account Charges 1.80% ..................................                --         1.242                   --
    Separate Account Charges 1.85% ..................................           111,093         1.105              122,736
    Separate Account Charges 1.90% ..................................                --         1.241                   --
    Separate Account Charges 2.00% ..................................                --         1.240                   --
    Separate Account Charges 2.05% ..................................                --         1.100                   --
    Separate Account Charges 2.15% ..................................                --         1.238                   --
    Separate Account Charges 2.25% ..................................                --         1.237                   --
    Separate Account Charges 2.45% ..................................                --         1.234                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Putnam Variable Trust (continued)
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.30% ..................................           118,813      $  0.884          $   105,085
    Separate Account Charges 1.40% ..................................           119,463         0.882              105,377
    Separate Account Charges 1.50% ..................................                --         0.922                   --
    Separate Account Charges 1.55% ..................................                --         0.879                   --
    Separate Account Charges 1.60% ..................................                --         0.920                   --
    Separate Account Charges 1.70% ..................................            63,026         1.257               79,197
    Separate Account Charges 1.75% ..................................                --         0.916                   --
    Separate Account Charges 1.80% ..................................            65,606         1.255               82,353
    Separate Account Charges 1.85% ..................................           186,378         1.160              216,239
    Separate Account Charges 1.90% ..................................            11,369         1.254               14,256
    Separate Account Charges 2.00% ..................................                --         1.253                   --
    Separate Account Charges 2.05% ..................................                --         1.155                   --
    Separate Account Charges 2.15% ..................................                --         1.251                   --
    Separate Account Charges 2.25% ..................................           378,045         1.249              472,335
    Separate Account Charges 2.45% ..................................                --         1.247                   --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.30% ..................................           125,042         1.298              162,299
    Separate Account Charges 1.40% ..................................           125,086         1.294              161,923
    Separate Account Charges 1.50% ..................................             4,897         1.223                5,988
    Separate Account Charges 1.55% ..................................                --         1.289                   --
    Separate Account Charges 1.60% ..................................                --         1.220                   --
    Separate Account Charges 1.70% ..................................            92,122         1.437              132,400
    Separate Account Charges 1.75% ..................................                --         1.215                   --
    Separate Account Charges 1.80% ..................................           213,538         1.436              306,579
    Separate Account Charges 1.85% ..................................           376,864         1.439              542,324
    Separate Account Charges 1.90% ..................................            17,932         1.434               25,719
    Separate Account Charges 2.00% ..................................                --         1.433                   --
    Separate Account Charges 2.05% ..................................                --         1.433                   --
    Separate Account Charges 2.15% ..................................            82,176         1.431              117,554
    Separate Account Charges 2.25% ..................................           446,380         1.429              637,885
    Separate Account Charges 2.45% ..................................                --         1.426                   --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.30% ..................................           388,411         1.231              478,117
    Separate Account Charges 1.40% ..................................           578,310         1.226              708,959
    Separate Account Charges 1.50% ..................................                --         0.952                   --
    Separate Account Charges 1.55% ..................................                --         1.218                   --
    Separate Account Charges 1.60% ..................................                --         0.949                   --
    Separate Account Charges 1.70% ..................................           272,909         1.312              358,131
    Separate Account Charges 1.75% ..................................               867         0.946                  820
    Separate Account Charges 1.80% ..................................           481,537         1.311              631,252
    Separate Account Charges 1.85% ..................................         1,213,718         1.132            1,373,882
    Separate Account Charges 1.90% ..................................            78,881         1.310              103,299
    Separate Account Charges 2.00% ..................................                --         1.308                   --
    Separate Account Charges 2.05% ..................................                --         1.127                   --
    Separate Account Charges 2.15% ..................................            59,804         1.306               78,112
    Separate Account Charges 2.25% ..................................         1,303,133         1.305            1,700,311
    Separate Account Charges 2.45% ..................................                --         1.302                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.30% ..................................           161,257      $  1.099          $   177,258
    Separate Account Charges 1.40% ..................................           356,707         1.095              390,477
    Separate Account Charges 1.50% ..................................            14,535         0.920               13,366
    Separate Account Charges 1.55% ..................................                --         1.088                   --
    Separate Account Charges 1.60% ..................................                --         0.917                   --
    Separate Account Charges 1.70% ..................................           120,729         1.247              150,575
    Separate Account Charges 1.75% ..................................                --         0.914                   --
    Separate Account Charges 1.80% ..................................           165,806         1.246              206,580
    Separate Account Charges 1.85% ..................................           738,841         1.112              821,880
    Separate Account Charges 1.90% ..................................            24,131         1.245               30,034
    Separate Account Charges 2.00% ..................................                --         1.243                   --
    Separate Account Charges 2.05% ..................................                --         1.107                   --
    Separate Account Charges 2.15% ..................................                --         1.241                   --
    Separate Account Charges 2.25% ..................................           657,292         1.240              815,102
    Separate Account Charges 2.45% ..................................                --         1.238                   --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.30% ..................................                --         1.142                   --
    Separate Account Charges 1.40% ..................................                --         1.140                   --
    Separate Account Charges 1.50% ..................................                --         1.139                   --
    Separate Account Charges 1.55% ..................................                --         1.138                   --
    Separate Account Charges 1.60% ..................................                --         1.137                   --
    Separate Account Charges 1.70% ..................................                --         1.365                   --
    Separate Account Charges 1.75% ..................................            19,756         1.134               22,399
    Separate Account Charges 1.80% ..................................                --         1.364                   --
    Separate Account Charges 1.85% ..................................            31,304         1.132               35,432
    Separate Account Charges 1.90% ..................................                --         1.363                   --
    Separate Account Charges 2.00% ..................................                --         1.361                   --
    Separate Account Charges 2.05% ..................................                --         1.128                   --
    Separate Account Charges 2.15% ..................................             3,237         1.359                4,400
    Separate Account Charges 2.25% ..................................           134,650         1.358              182,804
    Separate Account Charges 2.45% ..................................                --         1.355                   --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.30% ..................................            87,852         1.141              100,233
    Separate Account Charges 1.40% ..................................           210,996         1.136              239,743
    Separate Account Charges 1.50% ..................................             2,108         0.881                1,857
    Separate Account Charges 1.55% ..................................                --         1.129                   --
    Separate Account Charges 1.60% ..................................            49,641         0.879               43,624
    Separate Account Charges 1.70% ..................................            86,086         1.420              122,231
    Separate Account Charges 1.75% ..................................             3,414         0.875                2,989
    Separate Account Charges 1.80% ..................................            89,953         1.418              127,586
    Separate Account Charges 1.85% ..................................           267,897         1.176              315,076
    Separate Account Charges 1.90% ..................................            60,634         1.417               85,913
    Separate Account Charges 2.00% ..................................                --         1.415                   --
    Separate Account Charges 2.05% ..................................                --         1.171                   --
    Separate Account Charges 2.15% ..................................             9,472         1.413               13,387
    Separate Account Charges 2.25% ..................................           195,339         1.412              275,773
    Separate Account Charges 2.45% ..................................                --         1.409                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Total Return Fund - Class II
    Separate Account Charges 1.30% ..................................                --      $  1.039          $        --
    Separate Account Charges 1.40% ..................................                --         1.039                   --
    Separate Account Charges 1.50% ..................................                --         1.039                   --
    Separate Account Charges 1.55% ..................................                --         1.039                   --
    Separate Account Charges 1.60% ..................................                --         1.039                   --
    Separate Account Charges 1.70% ..................................                --         1.038                   --
    Separate Account Charges 1.75% ..................................             1,000         1.038                1,039
    Separate Account Charges 1.80% ..................................                --         1.038                   --
    Separate Account Charges 1.85% ..................................                --         1.038                   --
    Separate Account Charges 1.90% ..................................                --         1.038                   --
    Separate Account Charges 2.00% ..................................                --         1.038                   --
    Separate Account Charges 2.05% ..................................                --         1.038                   --
    Separate Account Charges 2.15% ..................................                --         1.038                   --
    Separate Account Charges 2.25% ..................................                --         1.038                   --
    Separate Account Charges 2.45% ..................................                --         1.038                   --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.30% ..................................            63,083         0.796               50,217
    Separate Account Charges 1.40% ..................................             1,257         0.794                  998
    Separate Account Charges 1.50% ..................................             3,387         0.798                2,702
    Separate Account Charges 1.55% ..................................                --         0.791                   --
    Separate Account Charges 1.60% ..................................                --         0.796                   --
    Separate Account Charges 1.70% ..................................            95,035         1.169              111,122
    Separate Account Charges 1.75% ..................................                --         0.793                   --
    Separate Account Charges 1.80% ..................................           148,659         1.168              173,643
    Separate Account Charges 1.85% ..................................            60,101         0.993               59,695
    Separate Account Charges 1.90% ..................................            32,197         1.167               37,569
    Separate Account Charges 2.00% ..................................                --         1.166                   --
    Separate Account Charges 2.05% ..................................                --         0.989                   --
    Separate Account Charges 2.15% ..................................                --         1.164                   --
    Separate Account Charges 2.25% ..................................           171,777         1.163              199,708
    Separate Account Charges 2.45% ..................................                --         1.160                   --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.30% ..................................             9,623         0.857                8,250
    Separate Account Charges 1.40% ..................................            33,923         0.855               29,006
    Separate Account Charges 1.50% ..................................                --         0.869                   --
    Separate Account Charges 1.55% ..................................                --         0.852                   --
    Separate Account Charges 1.60% ..................................                --         0.867                   --
    Separate Account Charges 1.70% ..................................                --         1.267                   --
    Separate Account Charges 1.75% ..................................                --         0.864                   --
    Separate Account Charges 1.80% ..................................             7,783         1.266                9,854
    Separate Account Charges 1.85% ..................................            33,703         1.135               38,243
    Separate Account Charges 1.90% ..................................                --         1.265                   --
    Separate Account Charges 2.00% ..................................                --         1.263                   --
    Separate Account Charges 2.05% ..................................                --         1.130                   --
    Separate Account Charges 2.15% ..................................                --         1.261                   --
    Separate Account Charges 2.25% ..................................            15,353         1.260               19,347
    Separate Account Charges 2.45% ..................................                --         1.258                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.30% ..................................           355,766      $  1.377          $   490,044
    Separate Account Charges 1.40% ..................................           230,701         1.376              317,375
    Separate Account Charges 1.50% ..................................            14,867         1.374               20,427
    Separate Account Charges 1.55% ..................................                --         1.373                   --
    Separate Account Charges 1.60% ..................................                --         1.372                   --
    Separate Account Charges 1.70% ..................................           490,637         1.253              614,592
    Separate Account Charges 1.75% ..................................                --         1.370                   --
    Separate Account Charges 1.80% ..................................           737,993         1.251              923,479
    Separate Account Charges 1.85% ..................................         1,000,414         1.368            1,368,568
    Separate Account Charges 1.90% ..................................           958,749         1.250            1,198,466
    Separate Account Charges 2.00% ..................................           152,451         1.249              190,372
    Separate Account Charges 2.05% ..................................            79,503         1.365              108,488
    Separate Account Charges 2.15% ..................................                --         1.247                   --
    Separate Account Charges 2.25% ..................................         3,309,858         1.245            4,122,399
    Separate Account Charges 2.45% ..................................           177,618         1.243              220,763
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.30% ..................................           650,307         1.250              812,954
    Separate Account Charges 1.40% ..................................           783,127         1.249              977,774
    Separate Account Charges 1.50% ..................................           102,087         1.247              127,302
    Separate Account Charges 1.55% ..................................                --         1.246                   --
    Separate Account Charges 1.60% ..................................                --         1.245                   --
    Separate Account Charges 1.70% ..................................           306,044         1.174              359,388
    Separate Account Charges 1.75% ..................................                --         1.243                   --
    Separate Account Charges 1.80% ..................................           844,272         1.173              990,385
    Separate Account Charges 1.85% ..................................         1,860,168         1.242            2,309,500
    Separate Account Charges 1.90% ..................................           616,544         1.172              722,502
    Separate Account Charges 2.00% ..................................            72,172         1.171               84,487
    Separate Account Charges 2.05% ..................................            34,419         1.238               42,626
    Separate Account Charges 2.15% ..................................                --         1.169                   --
    Separate Account Charges 2.25% ..................................         2,672,484         1.168            3,120,399
    Separate Account Charges 2.45% ..................................            22,380         1.165               26,077
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.30% ..................................            24,561         1.395               34,272
    Separate Account Charges 1.40% ..................................            22,689         1.394               31,620
    Separate Account Charges 1.50% ..................................                --         1.392                   --
    Separate Account Charges 1.55% ..................................                --         1.391                   --
    Separate Account Charges 1.60% ..................................                --         1.390                   --
    Separate Account Charges 1.70% ..................................           151,686         1.245              188,872
    Separate Account Charges 1.75% ..................................                --         1.388                   --
    Separate Account Charges 1.80% ..................................            44,526         1.244               55,384
    Separate Account Charges 1.85% ..................................           193,380         1.386              267,992
    Separate Account Charges 1.90% ..................................            33,002         1.243               41,006
    Separate Account Charges 2.00% ..................................                --         1.241                   --
    Separate Account Charges 2.05% ..................................                --         1.382                   --
    Separate Account Charges 2.15% ..................................                --         1.239                   --
    Separate Account Charges 2.25% ..................................           490,264         1.238              606,967
    Separate Account Charges 2.45% ..................................                --         1.235                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.30% ..................................            30,342      $  1.362          $    41,323
    Separate Account Charges 1.40% ..................................            27,171         1.360               36,959
    Separate Account Charges 1.50% ..................................               749         1.359                1,017
    Separate Account Charges 1.55% ..................................                --         1.358                   --
    Separate Account Charges 1.60% ..................................                --         1.357                   --
    Separate Account Charges 1.70% ..................................            62,307         1.220               75,992
    Separate Account Charges 1.75% ..................................                --         1.354                   --
    Separate Account Charges 1.80% ..................................           187,144         1.218              228,013
    Separate Account Charges 1.85% ..................................           416,126         1.353              562,851
    Separate Account Charges 1.90% ..................................           162,388         1.217              197,645
    Separate Account Charges 2.00% ..................................                --         1.216                   --
    Separate Account Charges 2.05% ..................................                --         1.349                   --
    Separate Account Charges 2.15% ..................................                --         1.214                   --
    Separate Account Charges 2.25% ..................................           576,357         1.213              698,945
    Separate Account Charges 2.45% ..................................                --         1.210                   --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.30% ..................................                --         1.172                   --
    Separate Account Charges 1.40% ..................................                --         1.170                   --
    Separate Account Charges 1.50% ..................................                --         1.167                   --
    Separate Account Charges 1.55% ..................................                --         1.166                   --
    Separate Account Charges 1.60% ..................................                --         1.165                   --
    Separate Account Charges 1.70% ..................................                --         1.236                   --
    Separate Account Charges 1.75% ..................................               960         1.162                1,116
    Separate Account Charges 1.80% ..................................                --         1.235                   --
    Separate Account Charges 1.85% ..................................         1,506,912         1.160            1,748,433
    Separate Account Charges 1.90% ..................................                --         1.233                   --
    Separate Account Charges 2.00% ..................................                --         1.232                   --
    Separate Account Charges 2.05% ..................................                --         1.156                   --
    Separate Account Charges 2.15% ..................................                --         1.230                   --
    Separate Account Charges 2.25% ..................................            86,197         1.229              105,928
    Separate Account Charges 2.45% ..................................                --         1.226                   --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.30% ..................................                --         1.052                   --
    Separate Account Charges 1.40% ..................................                --         1.050                   --
    Separate Account Charges 1.50% ..................................                --         1.048                   --
    Separate Account Charges 1.55% ..................................                --         1.047                   --
    Separate Account Charges 1.60% ..................................                --         1.046                   --
    Separate Account Charges 1.70% ..................................                --         1.285                   --
    Separate Account Charges 1.75% ..................................                --         1.043                   --
    Separate Account Charges 1.80% ..................................                --         1.284                   --
    Separate Account Charges 1.85% ..................................            85,024         1.042               88,564
    Separate Account Charges 1.90% ..................................                --         1.282                   --
    Separate Account Charges 2.00% ..................................                --         1.281                   --
    Separate Account Charges 2.05% ..................................                --         1.038                   --
    Separate Account Charges 2.15% ..................................           112,924         1.279              144,423
    Separate Account Charges 2.25% ..................................            54,733         1.278               69,929
    Separate Account Charges 2.45% ..................................                --         1.275                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Equity Income Portfolio
    Separate Account Charges 1.30% ..................................           419,770      $  1.107          $   464,557
    Separate Account Charges 1.40% ..................................           701,195         1.102              772,819
    Separate Account Charges 1.50% ..................................             1,236         1.027                1,269
    Separate Account Charges 1.55% ..................................             1,373         1.095                1,504
    Separate Account Charges 1.60% ..................................            23,388         1.025               23,965
    Separate Account Charges 1.70% ..................................           636,759         1.236              787,076
    Separate Account Charges 1.75% ..................................             1,123         1.021                1,146
    Separate Account Charges 1.80% ..................................           304,490         1.235              375,978
    Separate Account Charges 1.85% ..................................         1,497,940         1.229            1,841,376
    Separate Account Charges 1.90% ..................................            60,336         1.234               74,425
    Separate Account Charges 2.00% ..................................                --         1.232                   --
    Separate Account Charges 2.05% ..................................            35,771         1.224               43,773
    Separate Account Charges 2.15% ..................................            36,353         1.230               44,726
    Separate Account Charges 2.25% ..................................           933,491         1.229            1,147,282
    Separate Account Charges 2.45% ..................................             4,325         1.226                5,305
  Federated High Yield Portfolio
    Separate Account Charges 1.30% ..................................                --         1.203                   --
    Separate Account Charges 1.40% ..................................                --         1.201                   --
    Separate Account Charges 1.50% ..................................                --         1.199                   --
    Separate Account Charges 1.55% ..................................                --         1.198                   --
    Separate Account Charges 1.60% ..................................                --         1.196                   --
    Separate Account Charges 1.70% ..................................                --         1.208                   --
    Separate Account Charges 1.75% ..................................                --         1.193                   --
    Separate Account Charges 1.80% ..................................                --         1.206                   --
    Separate Account Charges 1.85% ..................................           117,943         1.191              140,496
    Separate Account Charges 1.90% ..................................                --         1.205                   --
    Separate Account Charges 2.00% ..................................                --         1.204                   --
    Separate Account Charges 2.05% ..................................                --         1.187                   --
    Separate Account Charges 2.15% ..................................                --         1.202                   --
    Separate Account Charges 2.25% ..................................           126,472         1.201              151,861
    Separate Account Charges 2.45% ..................................                --         1.198                   --
  Federated Stock Portfolio
    Separate Account Charges 1.30% ..................................                --         0.990                   --
    Separate Account Charges 1.40% ..................................                --         0.988                   --
    Separate Account Charges 1.50% ..................................                --         0.986                   --
    Separate Account Charges 1.55% ..................................                --         0.985                   --
    Separate Account Charges 1.60% ..................................                --         0.984                   --
    Separate Account Charges 1.70% ..................................                --         1.227                   --
    Separate Account Charges 1.75% ..................................                --         0.982                   --
    Separate Account Charges 1.80% ..................................                --         1.225                   --
    Separate Account Charges 1.85% ..................................           159,883         0.980              156,681
    Separate Account Charges 1.90% ..................................                --         1.224                   --
    Separate Account Charges 2.00% ..................................                --         1.223                   --
    Separate Account Charges 2.05% ..................................                --         0.977                   --
    Separate Account Charges 2.15% ..................................                --         1.221                   --
    Separate Account Charges 2.25% ..................................            99,922         1.220              121,877
    Separate Account Charges 2.45% ..................................                --         1.217                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Separate Account Charges 1.30% ..................................           354,540      $  0.688          $   244,043
    Separate Account Charges 1.40% ..................................           178,744         0.686              122,536
    Separate Account Charges 1.50% ..................................                --         0.823                   --
    Separate Account Charges 1.55% ..................................            13,468         0.681                9,176
    Separate Account Charges 1.60% ..................................                --         0.821                   --
    Separate Account Charges 1.70% ..................................            43,368         1.185               51,385
    Separate Account Charges 1.75% ..................................            24,729         0.818               20,225
    Separate Account Charges 1.80% ..................................           153,454         1.184              181,635
    Separate Account Charges 1.85% ..................................           525,495         1.055              554,447
    Separate Account Charges 1.90% ..................................                --         1.182                   --
    Separate Account Charges 2.00% ..................................               616         1.181                  728
    Separate Account Charges 2.05% ..................................                --         1.050                   --
    Separate Account Charges 2.15% ..................................                --         1.179                   --
    Separate Account Charges 2.25% ..................................           246,621         1.178              290,549
    Separate Account Charges 2.45% ..................................                --         1.176                   --
  Lazard International Stock Portfolio
    Separate Account Charges 1.30% ..................................                --         1.074                   --
    Separate Account Charges 1.40% ..................................               377         1.073                  405
    Separate Account Charges 1.50% ..................................                --         1.071                   --
    Separate Account Charges 1.55% ..................................                --         1.070                   --
    Separate Account Charges 1.60% ..................................                --         1.069                   --
    Separate Account Charges 1.70% ..................................                --         1.266                   --
    Separate Account Charges 1.75% ..................................                --         1.066                   --
    Separate Account Charges 1.80% ..................................            19,795         1.265               25,035
    Separate Account Charges 1.85% ..................................            45,040         1.064               47,925
    Separate Account Charges 1.90% ..................................            49,152         1.263               62,099
    Separate Account Charges 2.00% ..................................                --         1.262                   --
    Separate Account Charges 2.05% ..................................                --         1.060                   --
    Separate Account Charges 2.15% ..................................                --         1.260                   --
    Separate Account Charges 2.25% ..................................            85,857         1.259              108,078
    Separate Account Charges 2.45% ..................................             4,334         1.256                5,445
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.30% ..................................           224,873         0.669              150,418
    Separate Account Charges 1.40% ..................................           285,682         0.666              190,304
    Separate Account Charges 1.50% ..................................               132         0.761                  100
    Separate Account Charges 1.55% ..................................                --         0.662                   --
    Separate Account Charges 1.60% ..................................                --         0.759                   --
    Separate Account Charges 1.70% ..................................            30,330         1.159               35,165
    Separate Account Charges 1.75% ..................................                --         0.756                   --
    Separate Account Charges 1.80% ..................................            32,716         1.158               37,891
    Separate Account Charges 1.85% ..................................           438,532         1.006              441,286
    Separate Account Charges 1.90% ..................................               396         1.157                  458
    Separate Account Charges 2.00% ..................................                --         1.156                   --
    Separate Account Charges 2.05% ..................................                --         1.002                   --
    Separate Account Charges 2.15% ..................................                --         1.154                   --
    Separate Account Charges 2.25% ..................................           123,529         1.153              142,403
    Separate Account Charges 2.45% ..................................                --         1.150                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.30% ..................................           102,983      $  0.589          $    60,632
    Separate Account Charges 1.40% ..................................           308,689         0.586              180,984
    Separate Account Charges 1.50% ..................................                --         0.689                   --
    Separate Account Charges 1.55% ..................................            12,511         0.583                7,290
    Separate Account Charges 1.60% ..................................                --         0.688                   --
    Separate Account Charges 1.70% ..................................            40,047         1.233               49,381
    Separate Account Charges 1.75% ..................................             4,808         0.685                3,293
    Separate Account Charges 1.80% ..................................           121,953         1.232              150,223
    Separate Account Charges 1.85% ..................................           112,048         0.997              111,746
    Separate Account Charges 1.90% ..................................            70,268         1.231               86,467
    Separate Account Charges 2.00% ..................................                --         1.229                   --
    Separate Account Charges 2.05% ..................................                --         0.993                   --
    Separate Account Charges 2.15% ..................................                --         1.227                   --
    Separate Account Charges 2.25% ..................................           131,310         1.226              160,994
    Separate Account Charges 2.45% ..................................                --         1.223                   --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.30% ..................................                --         0.745                   --
    Separate Account Charges 1.40% ..................................                --         0.744                   --
    Separate Account Charges 1.50% ..................................                --         0.743                   --
    Separate Account Charges 1.55% ..................................                --         0.742                   --
    Separate Account Charges 1.60% ..................................                --         0.741                   --
    Separate Account Charges 1.70% ..................................                --         1.313                   --
    Separate Account Charges 1.75% ..................................             1,104         0.740                  817
    Separate Account Charges 1.80% ..................................                --         1.311                   --
    Separate Account Charges 1.85% ..................................            79,567         0.738               58,738
    Separate Account Charges 1.90% ..................................                --         1.310                   --
    Separate Account Charges 2.00% ..................................                --         1.308                   --
    Separate Account Charges 2.05% ..................................                --         0.736                   --
    Separate Account Charges 2.15% ..................................             9,691         1.306               12,661
    Separate Account Charges 2.25% ..................................           138,108         1.305              180,244
    Separate Account Charges 2.45% ..................................                --         1.302                   --
  Pioneer Fund Portfolio
    Separate Account Charges 1.30% ..................................                --         1.218                   --
    Separate Account Charges 1.40% ..................................             3,245         1.217                3,949
    Separate Account Charges 1.50% ..................................                64         1.216                   78
    Separate Account Charges 1.55% ..................................                --         1.216                   --
    Separate Account Charges 1.60% ..................................                --         1.215                   --
    Separate Account Charges 1.70% ..................................                --         1.214                   --
    Separate Account Charges 1.75% ..................................                --         1.214                   --
    Separate Account Charges 1.80% ..................................            27,826         1.214               33,769
    Separate Account Charges 1.85% ..................................            14,955         1.213               18,143
    Separate Account Charges 1.90% ..................................            72,653         1.213               88,113
    Separate Account Charges 2.00% ..................................                --         1.212                   --
    Separate Account Charges 2.05% ..................................                --         1.212                   --
    Separate Account Charges 2.15% ..................................                --         1.211                   --
    Separate Account Charges 2.25% ..................................             4,367         1.210                5,284
    Separate Account Charges 2.45% ..................................                --         1.208                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.30% ..................................                --      $  1.119          $        --
    Separate Account Charges 1.40% ..................................                --         1.117                   --
    Separate Account Charges 1.50% ..................................                --         1.115                   --
    Separate Account Charges 1.55% ..................................                --         1.114                   --
    Separate Account Charges 1.60% ..................................                --         1.113                   --
    Separate Account Charges 1.70% ..................................                --         1.067                   --
    Separate Account Charges 1.75% ..................................                --         1.110                   --
    Separate Account Charges 1.80% ..................................                --         1.066                   --
    Separate Account Charges 1.85% ..................................           631,330         1.108              699,749
    Separate Account Charges 1.90% ..................................                --         1.064                   --
    Separate Account Charges 2.00% ..................................                --         1.063                   --
    Separate Account Charges 2.05% ..................................                --         1.104                   --
    Separate Account Charges 2.15% ..................................            22,570         1.062               23,963
    Separate Account Charges 2.25% ..................................           143,526         1.061              152,226
    Separate Account Charges 2.45% ..................................                --         1.058                   --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.30% ..................................             7,540         0.829                6,252
    Separate Account Charges 1.40% ..................................            69,737         0.827               57,672
    Separate Account Charges 1.50% ..................................                --         0.844                   --
    Separate Account Charges 1.55% ..................................                --         0.824                   --
    Separate Account Charges 1.60% ..................................                --         0.842                   --
    Separate Account Charges 1.70% ..................................            36,030         1.229               44,293
    Separate Account Charges 1.75% ..................................                --         0.838                   --
    Separate Account Charges 1.80% ..................................            78,201         1.228               96,035
    Separate Account Charges 1.85% ..................................           277,176         1.144              317,182
    Separate Account Charges 1.90% ..................................            24,489         1.227               30,043
    Separate Account Charges 2.00% ..................................                --         1.226                   --
    Separate Account Charges 2.05% ..................................                --         1.139                   --
    Separate Account Charges 2.15% ..................................             2,233         1.224                2,732
    Separate Account Charges 2.25% ..................................           173,834         1.222              212,483
    Separate Account Charges 2.45% ..................................                --         1.220                   --
  MFS Total Return Portfolio
    Separate Account Charges 1.30% ..................................         1,110,848         1.221            1,356,328
    Separate Account Charges 1.40% ..................................         2,567,975         1.216            3,122,670
    Separate Account Charges 1.50% ..................................           134,780         1.044              140,749
    Separate Account Charges 1.55% ..................................                --         1.209                   --
    Separate Account Charges 1.60% ..................................                --         1.042                   --
    Separate Account Charges 1.70% ..................................           547,413         1.130              618,305
    Separate Account Charges 1.75% ..................................             4,840         1.038                5,022
    Separate Account Charges 1.80% ..................................         1,058,596         1.128            1,194,449
    Separate Account Charges 1.85% ..................................         3,403,681         1.150            3,912,969
    Separate Account Charges 1.90% ..................................           154,111         1.127              173,709
    Separate Account Charges 2.00% ..................................               635         1.126                  715
    Separate Account Charges 2.05% ..................................            74,835         1.144               85,645
    Separate Account Charges 2.15% ..................................            63,220         1.124               71,074
    Separate Account Charges 2.25% ..................................         3,040,251         1.123            3,414,348
    Separate Account Charges 2.45% ..................................             4,696         1.121                5,263

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.30% ..................................                --      $  1.000          $        --
    Separate Account Charges 1.40% ..................................            46,772         0.999               46,738
    Separate Account Charges 1.50% ..................................                --         0.999                   --
    Separate Account Charges 1.55% ..................................                --         0.999                   --
    Separate Account Charges 1.60% ..................................                --         0.999                   --
    Separate Account Charges 1.70% ..................................                --         0.998                   --
    Separate Account Charges 1.75% ..................................                --         0.998                   --
    Separate Account Charges 1.80% ..................................            16,215         0.998               16,184
    Separate Account Charges 1.85% ..................................             2,550         0.998                2,545
    Separate Account Charges 1.90% ..................................            44,772         0.998               44,675
    Separate Account Charges 2.00% ..................................                --         0.998                   --
    Separate Account Charges 2.05% ..................................                --         0.997                   --
    Separate Account Charges 2.15% ..................................                --         0.997                   --
    Separate Account Charges 2.25% ..................................            14,435         0.997               14,389
    Separate Account Charges 2.45% ..................................                --         0.996                   --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.30% ..................................         1,273,855         1.155            1,471,658
    Separate Account Charges 1.40% ..................................         2,909,479         1.150            3,347,259
    Separate Account Charges 1.50% ..................................            68,808         0.803               55,264
    Separate Account Charges 1.55% ..................................            34,451         1.143               39,388
    Separate Account Charges 1.60% ..................................                --         0.801                   --
    Separate Account Charges 1.70% ..................................           947,548         1.258            1,191,649
    Separate Account Charges 1.75% ..................................                --         0.798                   --
    Separate Account Charges 1.80% ..................................         1,914,647         1.256            2,405,372
    Separate Account Charges 1.85% ..................................         2,216,985         1.059            2,347,993
    Separate Account Charges 1.90% ..................................           456,033         1.255              572,325
    Separate Account Charges 2.00% ..................................                --         1.254                   --
    Separate Account Charges 2.05% ..................................                --         1.054                   --
    Separate Account Charges 2.15% ..................................                --         1.252                   --
    Separate Account Charges 2.25% ..................................         2,994,791         1.250            3,744,818
    Separate Account Charges 2.45% ..................................                --         1.248                   --
  Smith Barney High Income Portfolio
    Separate Account Charges 1.30% ..................................           875,823         1.053              922,528
    Separate Account Charges 1.40% ..................................         1,155,100         1.049            1,211,705
    Separate Account Charges 1.50% ..................................            24,446         1.116               27,291
    Separate Account Charges 1.55% ..................................                --         1.043                   --
    Separate Account Charges 1.60% ..................................                --         1.114                   --
    Separate Account Charges 1.70% ..................................           727,125         1.263              918,368
    Separate Account Charges 1.75% ..................................                --         1.109                   --
    Separate Account Charges 1.80% ..................................           630,255         1.262              795,190
    Separate Account Charges 1.85% ..................................         1,341,664         1.234            1,654,941
    Separate Account Charges 1.90% ..................................           139,546         1.260              175,883
    Separate Account Charges 2.00% ..................................                --         1.259                   --
    Separate Account Charges 2.05% ..................................                --         1.228                   --
    Separate Account Charges 2.15% ..................................                --         1.257                   --
    Separate Account Charges 2.25% ..................................         1,647,755         1.256            2,069,236
    Separate Account Charges 2.45% ..................................            18,529         1.253               23,221

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 1.30% ..................................           119,997      $  0.569          $    68,273
    Separate Account Charges 1.40% ..................................           205,854         0.567              116,643
    Separate Account Charges 1.50% ..................................                --         0.761                   --
    Separate Account Charges 1.55% ..................................                --         0.563                   --
    Separate Account Charges 1.60% ..................................                --         0.759                   --
    Separate Account Charges 1.70% ..................................                --         1.235                   --
    Separate Account Charges 1.75% ..................................                --         0.756                   --
    Separate Account Charges 1.80% ..................................                --         1.234                   --
    Separate Account Charges 1.85% ..................................            29,538         1.067               31,513
    Separate Account Charges 1.90% ..................................                --         1.233                   --
    Separate Account Charges 2.00% ..................................                --         1.231                   --
    Separate Account Charges 2.05% ..................................                --         1.062                   --
    Separate Account Charges 2.15% ..................................                --         1.230                   --
    Separate Account Charges 2.25% ..................................            16,617         1.228               20,410
    Separate Account Charges 2.45% ..................................                --         1.226                   --
  Smith Barney Large Cap Value Portfolio
    Separate Account Charges 1.30% ..................................           402,191         0.904              363,774
    Separate Account Charges 1.40% ..................................           407,916         0.901              367,437
    Separate Account Charges 1.50% ..................................                --         0.838                   --
    Separate Account Charges 1.55% ..................................                --         0.895                   --
    Separate Account Charges 1.60% ..................................                --         0.836                   --
    Separate Account Charges 1.70% ..................................                --         1.216                   --
    Separate Account Charges 1.75% ..................................                --         0.833                   --
    Separate Account Charges 1.80% ..................................                --         1.215                   --
    Separate Account Charges 1.85% ..................................           188,000         1.010              189,839
    Separate Account Charges 1.90% ..................................                --         1.213                   --
    Separate Account Charges 2.00% ..................................                --         1.212                   --
    Separate Account Charges 2.05% ..................................                --         1.005                   --
    Separate Account Charges 2.15% ..................................                --         1.210                   --
    Separate Account Charges 2.25% ..................................            36,575         1.209               44,217
    Separate Account Charges 2.45% ..................................                --         1.206                   --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.30% ..................................           629,393         0.935              588,570
    Separate Account Charges 1.40% ..................................         1,141,574         0.931            1,063,107
    Separate Account Charges 1.50% ..................................            16,090         0.995               16,008
    Separate Account Charges 1.55% ..................................                --         0.925                   --
    Separate Account Charges 1.60% ..................................            26,366         0.992               26,165
    Separate Account Charges 1.70% ..................................           205,485         1.373              282,086
    Separate Account Charges 1.75% ..................................                --         0.989                   --
    Separate Account Charges 1.80% ..................................           455,784         1.371              625,038
    Separate Account Charges 1.85% ..................................         1,110,282         1.264            1,403,272
    Separate Account Charges 1.90% ..................................           124,291         1.370              170,268
    Separate Account Charges 2.00% ..................................                --         1.369                   --
    Separate Account Charges 2.05% ..................................                --         1.258                   --
    Separate Account Charges 2.15% ..................................                --         1.366                   --
    Separate Account Charges 2.25% ..................................         1,176,776         1.365            1,606,227
    Separate Account Charges 2.45% ..................................                --         1.362                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.30% ..................................           366,913      $  1.239          $   454,602
    Separate Account Charges 1.40% ..................................           507,824         1.234              626,583
    Separate Account Charges 1.50% ..................................            46,991         0.946               44,448
    Separate Account Charges 1.55% ..................................             9,354         1.226               11,470
    Separate Account Charges 1.60% ..................................            25,663         0.943               24,212
    Separate Account Charges 1.70% ..................................           336,263         1.246              419,041
    Separate Account Charges 1.75% ..................................                --         0.940                   --
    Separate Account Charges 1.80% ..................................           752,822         1.245              937,175
    Separate Account Charges 1.85% ..................................           544,924         1.247              679,462
    Separate Account Charges 1.90% ..................................           189,632         1.244              235,821
    Separate Account Charges 2.00% ..................................                --         1.242                   --
    Separate Account Charges 2.05% ..................................                --         1.241                   --
    Separate Account Charges 2.15% ..................................                --         1.240                   --
    Separate Account Charges 2.25% ..................................           733,971         1.239              909,431
    Separate Account Charges 2.45% ..................................                --         1.236                   --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.30% ..................................         1,821,759         1.070            1,950,161
    Separate Account Charges 1.40% ..................................         1,098,028         1.066            1,170,539
    Separate Account Charges 1.50% ..................................             4,691         0.996                4,671
    Separate Account Charges 1.55% ..................................               490         1.059                  519
    Separate Account Charges 1.60% ..................................                --         0.993                   --
    Separate Account Charges 1.70% ..................................           538,435         0.989              532,687
    Separate Account Charges 1.75% ..................................                --         0.989                   --
    Separate Account Charges 1.80% ..................................           487,386         0.988              481,689
    Separate Account Charges 1.85% ..................................         2,901,485         0.983            2,851,894
    Separate Account Charges 1.90% ..................................           184,101         0.987              181,756
    Separate Account Charges 2.00% ..................................                --         0.986                   --
    Separate Account Charges 2.05% ..................................                --         0.978                   --
    Separate Account Charges 2.15% ..................................                --         0.985                   --
    Separate Account Charges 2.25% ..................................           888,448         0.984              873,938
    Separate Account Charges 2.45% ..................................                --         0.982                   --
  Strategic Equity Portfolio
    Separate Account Charges 1.30% ..................................           216,950         0.670              145,436
    Separate Account Charges 1.40% ..................................           180,709         0.668              120,640
    Separate Account Charges 1.50% ..................................                --         0.727                   --
    Separate Account Charges 1.55% ..................................            24,675         0.663               16,371
    Separate Account Charges 1.60% ..................................                --         0.725                   --
    Separate Account Charges 1.70% ..................................             3,196         1.263                4,038
    Separate Account Charges 1.75% ..................................             1,584         0.722                1,144
    Separate Account Charges 1.80% ..................................            35,436         1.262               44,726
    Separate Account Charges 1.85% ..................................           137,627         0.974              134,066
    Separate Account Charges 1.90% ..................................                --         1.261                   --
    Separate Account Charges 2.00% ..................................                --         1.260                   --
    Separate Account Charges 2.05% ..................................                --         0.970                   --
    Separate Account Charges 2.15% ..................................                --         1.258                   --
    Separate Account Charges 2.25% ..................................           331,406         1.256              416,328
    Separate Account Charges 2.45% ..................................                --         1.254                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Travelers Managed Income Portfolio
    Separate Account Charges 1.30% ..................................         1,070,557      $  1.204          $ 1,289,024
    Separate Account Charges 1.40% ..................................           801,296         1.199              960,834
    Separate Account Charges 1.50% ..................................             1,150         1.084                1,246
    Separate Account Charges 1.55% ..................................                --         1.192                   --
    Separate Account Charges 1.60% ..................................                --         1.081                   --
    Separate Account Charges 1.70% ..................................           742,399         1.081              802,662
    Separate Account Charges 1.75% ..................................                --         1.077                   --
    Separate Account Charges 1.80% ..................................           297,782         1.080              321,619
    Separate Account Charges 1.85% ..................................         2,134,735         1.047            2,235,182
    Separate Account Charges 1.90% ..................................            45,940         1.079               49,565
    Separate Account Charges 2.00% ..................................             1,913         1.078                2,062
    Separate Account Charges 2.05% ..................................                --         1.042                   --
    Separate Account Charges 2.15% ..................................                --         1.076                   --
    Separate Account Charges 2.25% ..................................         1,389,623         1.075            1,493,846
    Separate Account Charges 2.45% ..................................                --         1.073                   --
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.30% ..................................            39,159         0.648               25,377
    Separate Account Charges 1.40% ..................................            99,873         0.645               64,453
    Separate Account Charges 1.50% ..................................                --         0.795                   --
    Separate Account Charges 1.55% ..................................            16,759         0.641               10,749
    Separate Account Charges 1.60% ..................................                --         0.793                   --
    Separate Account Charges 1.70% ..................................             3,437         1.193                4,101
    Separate Account Charges 1.75% ..................................                --         0.790                   --
    Separate Account Charges 1.80% ..................................            13,649         1.192               16,270
    Separate Account Charges 1.85% ..................................            78,814         1.021               80,459
    Separate Account Charges 1.90% ..................................            50,348         1.191               59,951
    Separate Account Charges 2.00% ..................................                --         1.190                   --
    Separate Account Charges 2.05% ..................................                --         1.016                   --
    Separate Account Charges 2.15% ..................................                --         1.188                   --
    Separate Account Charges 2.25% ..................................           157,881         1.186              187,314
    Separate Account Charges 2.45% ..................................                --         1.184                   --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         0.993                   --
    Separate Account Charges 1.40% ..................................                --         0.991                   --
    Separate Account Charges 1.50% ..................................                --         0.989                   --
    Separate Account Charges 1.55% ..................................                --         0.988                   --
    Separate Account Charges 1.60% ..................................                --         0.987                   --
    Separate Account Charges 1.70% ..................................                --         1.253                   --
    Separate Account Charges 1.75% ..................................                --         0.985                   --
    Separate Account Charges 1.80% ..................................                --         1.252                   --
    Separate Account Charges 1.85% ..................................           472,048         0.983              463,992
    Separate Account Charges 1.90% ..................................                --         1.250                   --
    Separate Account Charges 2.00% ..................................                --         1.249                   --
    Separate Account Charges 2.05% ..................................                --         0.979                   --
    Separate Account Charges 2.15% ..................................                --         1.247                   --
    Separate Account Charges 2.25% ..................................            89,375         1.246              111,352
    Separate Account Charges 2.45% ..................................                --         1.243                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.30% ..................................           216,712      $  0.675          $   146,372
    Separate Account Charges 1.40% ..................................           382,732         0.673              257,438
    Separate Account Charges 1.50% ..................................                --         0.706                   --
    Separate Account Charges 1.55% ..................................             6,938         0.668                4,638
    Separate Account Charges 1.60% ..................................                --         0.704                   --
    Separate Account Charges 1.70% ..................................            90,811         1.201              109,102
    Separate Account Charges 1.75% ..................................                --         0.702                   --
    Separate Account Charges 1.80% ..................................            64,821         1.200               77,797
    Separate Account Charges 1.85% ..................................            68,581         0.940               64,447
    Separate Account Charges 1.90% ..................................                --         1.199                   --
    Separate Account Charges 2.00% ..................................                --         1.198                   --
    Separate Account Charges 2.05% ..................................                --         0.935                   --
    Separate Account Charges 2.15% ..................................                --         1.196                   --
    Separate Account Charges 2.25% ..................................            55,188         1.195               65,926
    Separate Account Charges 2.45% ..................................                --         1.192                   --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.30% ..................................                --         0.901                   --
    Separate Account Charges 1.40% ..................................                --         0.900                   --
    Separate Account Charges 1.50% ..................................                --         0.898                   --
    Separate Account Charges 1.55% ..................................                --         0.897                   --
    Separate Account Charges 1.60% ..................................                --         0.896                   --
    Separate Account Charges 1.70% ..................................                --         1.194                   --
    Separate Account Charges 1.75% ..................................                --         0.894                   --
    Separate Account Charges 1.80% ..................................                --         1.193                   --
    Separate Account Charges 1.85% ..................................             2,000         0.893                1,783
    Separate Account Charges 1.90% ..................................                --         1.191                   --
    Separate Account Charges 2.00% ..................................                --         1.190                   --
    Separate Account Charges 2.05% ..................................                --         0.889                   --
    Separate Account Charges 2.15% ..................................                --         1.188                   --
    Separate Account Charges 2.25% ..................................                --         1.187                   --
    Separate Account Charges 2.45% ..................................                --         1.185                   --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.30% ..................................           101,651         0.973               98,855
    Separate Account Charges 1.40% ..................................            41,992         0.970               40,729
    Separate Account Charges 1.50% ..................................                --         0.959                   --
    Separate Account Charges 1.55% ..................................                --         0.966                   --
    Separate Account Charges 1.60% ..................................                --         0.957                   --
    Separate Account Charges 1.70% ..................................            81,449         1.360              110,805
    Separate Account Charges 1.75% ..................................                --         0.953                   --
    Separate Account Charges 1.80% ..................................           245,640         1.359              333,826
    Separate Account Charges 1.85% ..................................           145,645         1.236              180,034
    Separate Account Charges 1.90% ..................................             5,372         1.358                7,293
    Separate Account Charges 2.00% ..................................                --         1.356                   --
    Separate Account Charges 2.05% ..................................                --         1.231                   --
    Separate Account Charges 2.15% ..................................                --         1.354                   --
    Separate Account Charges 2.25% ..................................           162,355         1.353              219,610
    Separate Account Charges 2.45% ..................................                --         1.350                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.30% ..................................           163,339      $  1.027          $   167,778
    Separate Account Charges 1.40% ..................................           497,526         1.023              508,924
    Separate Account Charges 1.50% ..................................                --         1.064                   --
    Separate Account Charges 1.55% ..................................            10,056         1.017               10,223
    Separate Account Charges 1.60% ..................................                --         1.061                   --
    Separate Account Charges 1.70% ..................................           360,610         1.251              451,254
    Separate Account Charges 1.75% ..................................                --         1.057                   --
    Separate Account Charges 1.80% ..................................           320,164         1.250              400,225
    Separate Account Charges 1.85% ..................................           855,032         1.254            1,071,853
    Separate Account Charges 1.90% ..................................            36,767         1.249               45,913
    Separate Account Charges 2.00% ..................................                --         1.247                   --
    Separate Account Charges 2.05% ..................................            13,584         1.248               16,951
    Separate Account Charges 2.15% ..................................                --         1.246                   --
    Separate Account Charges 2.25% ..................................         1,112,778         1.244            1,384,543
    Separate Account Charges 2.45% ..................................                --         1.242                   --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.30% ..................................                --         1.101                   --
    Separate Account Charges 1.40% ..................................                --         1.099                   --
    Separate Account Charges 1.50% ..................................                --         1.098                   --
    Separate Account Charges 1.55% ..................................                --         1.097                   --
    Separate Account Charges 1.60% ..................................                --         1.096                   --
    Separate Account Charges 1.70% ..................................                --         1.249                   --
    Separate Account Charges 1.75% ..................................                --         1.093                   --
    Separate Account Charges 1.80% ..................................                --         1.248                   --
    Separate Account Charges 1.85% ..................................           328,539         1.091              358,371
    Separate Account Charges 1.90% ..................................                --         1.247                   --
    Separate Account Charges 2.00% ..................................                --         1.245                   --
    Separate Account Charges 2.05% ..................................                --         1.087                   --
    Separate Account Charges 2.15% ..................................                --         1.243                   --
    Separate Account Charges 2.25% ..................................           313,047         1.242              388,799
    Separate Account Charges 2.45% ..................................                --         1.239                   --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.30% ..................................                --         1.069                   --
    Separate Account Charges 1.40% ..................................                --         1.067                   --
    Separate Account Charges 1.50% ..................................                --         1.065                   --
    Separate Account Charges 1.55% ..................................                --         1.064                   --
    Separate Account Charges 1.60% ..................................                --         1.063                   --
    Separate Account Charges 1.70% ..................................                --         1.171                   --
    Separate Account Charges 1.75% ..................................                --         1.061                   --
    Separate Account Charges 1.80% ..................................                --         1.170                   --
    Separate Account Charges 1.85% ..................................            13,750         1.059               14,557
    Separate Account Charges 1.90% ..................................                --         1.169                   --
    Separate Account Charges 2.00% ..................................                --         1.167                   --
    Separate Account Charges 2.05% ..................................                --         1.055                   --
    Separate Account Charges 2.15% ..................................                --         1.166                   --
    Separate Account Charges 2.25% ..................................            61,618         1.164               71,749
    Separate Account Charges 2.45% ..................................                --         1.162                   --

                                                                                       DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.30% ..................................           236,967      $  1.170        $     277,312
    Separate Account Charges 1.40% ..................................           305,214         1.168              356,554
    Separate Account Charges 1.50% ..................................             6,840         1.166                7,976
    Separate Account Charges 1.55% ..................................             5,974         1.165                6,961
    Separate Account Charges 1.60% ..................................                --         1.164                   --
    Separate Account Charges 1.70% ..................................           213,509         1.341              286,237
    Separate Account Charges 1.75% ..................................               710         1.161                  825
    Separate Account Charges 1.80% ..................................           219,923         1.339              294,530
    Separate Account Charges 1.85% ..................................         1,203,369         1.159            1,394,668
    Separate Account Charges 1.90% ..................................            38,544         1.338               51,566
    Separate Account Charges 2.00% ..................................               536         1.336                  716
    Separate Account Charges 2.05% ..................................                --         1.155                   --
    Separate Account Charges 2.15% ..................................                --         1.334                   --
    Separate Account Charges 2.25% ..................................           731,326         1.333              974,843
    Separate Account Charges 2.45% ..................................                --         1.330                   --
                                                                                                             -------------

Net Contract Owners' Equity .........................................                                        $ 224,645,126
                                                                                                             =============

5. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                                  --------------------------------------------------
INVESTMENTS                                                                          NO. OF       MARKET      COST OF     PROCEEDS
                                                                                     SHARES       VALUE      PURCHASES   FROM SALES
                                                                                  -----------  -----------  -----------  -----------
CAPITAL APPRECIATION FUND (0.0%)
    Total (Cost $85,595) ........................................................       1,670  $    92,541  $    85,438  $     6,031
                                                                                  -----------  -----------  -----------  -----------

  MONEY MARKET PORTFOLIO (0.1%)
    Total (Cost $317,256) .......................................................     317,256      317,256      961,149    1,144,943
                                                                                  -----------  -----------  -----------  -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $1,997) ..................          98        2,064        2,000            3
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $1,005) ...................          87        1,044        1,006            1
  AIM V.I. Premier Equity Fund - Series I (Cost $262,841) .......................      14,059      284,407      168,055       12,273
                                                                                  -----------  -----------  -----------  -----------
    Total (Cost $265,843) .......................................................      14,244      287,515      171,061       12,277
                                                                                  -----------  -----------  -----------  -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.9%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $951,586) .......      49,450    1,069,104      890,730        8,633
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $1,343,771) ........      47,219    1,007,191      222,950       70,795
                                                                                  -----------  -----------  -----------  -----------
    Total (Cost $2,295,357) .....................................................      96,669    2,076,295    1,113,680       79,428
                                                                                  -----------  -----------  -----------  -----------

AMERICAN FUNDS INSURANCE SERIES (13.1%)
  Global Growth Fund - Class 2 Shares (Cost $2,904,531) .........................     204,579    3,119,831    1,788,696       46,622
  Growth Fund - Class 2 Shares (Cost $10,514,809) ...............................     248,494   11,306,462    7,904,565      162,814
  Growth-Income Fund - Class 2 Shares (Cost $13,598,848) ........................     447,441   14,980,338    9,931,251      307,966
                                                                                  -----------  -----------  -----------  -----------
    Total (Cost $27,018,188) ....................................................     900,514   29,406,631   19,624,512      517,402
                                                                                  -----------  -----------  -----------  -----------

CREDIT SUISSE TRUST (0.0%)
  Emerging Markets Portfolio
    Total (Cost $8,454) .........................................................         982       10,438       43,284       35,793
                                                                                  -----------  -----------  -----------  -----------

DELAWARE VIP TRUST (0.3%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $508,050) .......................................................      39,044      591,126      422,210       20,685
                                                                                  -----------  -----------  -----------  -----------

DREYFUS VARIABLE INVESTMENT FUND (0.1%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $188,825) ...........       6,083      209,387      169,559        4,646
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $42,674) ......       1,378       51,538       32,006          733
                                                                                  -----------  -----------  -----------  -----------
    Total (Cost $231,499) .......................................................       7,461      260,925      201,565        5,379
                                                                                  -----------  -----------  -----------  -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.3%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares (Cost $1,997) ......         128        2,066        2,000            3
  Franklin Small Cap Fund - Class 2 Shares (Cost $1,528,742) ....................      92,329    1,609,289    1,144,842       20,685
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,113,434) ..............     157,872    2,350,708    1,964,748       41,946
  Templeton Developing Markets Securities Fund - Class 2 Shares (Cost $266,388) .      39,623      280,929      267,680        1,303
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $2,411,220) ..........     215,890    2,642,489    1,862,834      140,929
  Templeton Growth Securities Fund - Class 2 Shares (Cost $468,953) .............      46,265      517,711      461,812       42,606
                                                                                  -----------  -----------  -----------  -----------
    Total (Cost $6,790,734) .....................................................     552,107    7,403,192    5,703,916      247,472
                                                                                  -----------  -----------  -----------  -----------

GREENWICH STREET SERIES FUND (12.8%)
  Appreciation Portfolio (Cost $7,561,662) ......................................     378,483    8,239,569    5,910,926      224,910
  Diversified Strategic Income Portfolio (Cost $4,603,836) ......................     495,239    4,531,440    3,498,645      127,857
  Equity Index Portfolio - Class II Shares (Cost $3,823,327) ....................     152,980    4,150,360    3,391,565       94,223
  Fundamental Value Portfolio (Cost $10,233,224) ................................     564,701   11,339,200    8,411,311      106,682
  Salomon Brothers Variable Emerging Growth Fund - Class I Shares (Cost $385,845)      20,851      405,755      393,360       11,257
  Salomon Brothers Variable Emerging Growth Fund - Class II Shares (Cost $1,997)          109        2,114        2,000            3
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (Cost $152,276)      35,633      162,844      153,640        2,471
                                                                                  -----------  -----------  -----------  -----------
    Total (Cost $26,762,167) ....................................................   1,647,996   28,831,282   21,761,447      567,403
                                                                                  -----------  -----------  -----------  -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            --------------------------------------------------------
INVESTMENTS                                                                    NO. OF         MARKET        COST OF       PROCEEDS
                                                                               SHARES         VALUE        PURCHASES     FROM SALES
                                                                            -----------    -----------    -----------    -----------
JANUS ASPEN SERIES (0.8%)
  Balanced Portfolio - Service Shares (Cost $983,285) ....................       44,160    $ 1,051,899    $ 1,034,458    $   127,259
  Global Life Sciences Portfolio - Service Shares (Cost $9,024) ..........        1,424          9,814          7,381             88
  Global Technology Portfolio - Service Shares (Cost $100,839) ...........       33,837        119,446         53,203          1,004
  Mid Cap Growth Portfolio - Service Shares (Cost $678,707) ..............       26,883        565,898        263,547         31,664
  Worldwide Growth Portfolio - Service Shares (Cost $32,187) .............        1,325         34,046         58,289         28,306
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $1,804,042) ..............................................      107,629      1,781,103      1,416,878        188,321
                                                                            -----------    -----------    -----------    -----------

LAZARD RETIREMENT SERIES, INC. (0.1%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $262,388) ................................................       18,500        272,135        262,626            267
                                                                            -----------    -----------    -----------    -----------

LORD ABBETT SERIES FUND, INC. (0.5%)
  Growth and Income Portfolio (Cost $441,635) ............................       19,229        471,487        451,214          9,915
  Mid-Cap Value Portfolio (Cost $589,487) ................................       36,587        623,451        593,833          4,536
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $1,031,122) ..............................................       55,816      1,094,938      1,045,047         14,451
                                                                            -----------    -----------    -----------    -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (0.0%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,029) ....          103          1,075          1,030              1
  Merrill Lynch Small Cap Value V.I. Fund - Class III (Cost $1,000) ......          100          1,068          1,001              1
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $2,029) ..................................................          203          2,143          2,031              2
                                                                            -----------    -----------    -----------    -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $2,996)            91          3,158          3,000              5
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $1,997) ...           87          2,161          2,000              3
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $4,993) ..................................................          178          5,319          5,000              8
                                                                            -----------    -----------    -----------    -----------

PIMCO VARIABLE INSURANCE TRUST (11.8%)
  Real Return Portfolio - Administrative Class (Cost $924,718) ...........       74,396        919,534        929,866          5,171
  Total Return Portfolio - Administrative Class (Cost $25,469,978) .......    2,472,772     25,617,915     22,620,830      3,962,599
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $26,394,696) .............................................    2,547,168     26,537,449     23,550,696      3,967,770
                                                                            -----------    -----------    -----------    -----------

PIONEER VARIABLE CONTRACTS TRUST (0.0%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $1,004) ...           97          1,003          1,005              1
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $1,004) .........           74          1,034          1,006              1
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $1,997) .          130          2,251          2,000              3
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $2,007) ....          117          2,128          2,010              3
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $999) .............          123          1,095          1,000              2
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $2,002) .............          113          2,107          2,005              3
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $999) ......           85          1,030          1,000              1
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $1,005) .......           90          1,025          1,006              1
  Pioneer International Value VCT Portfolio - Class II Shares (Cost $999)           109          1,093          1,000              2
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $1,997) ....          104          2,104          2,000              3
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares (Cost $2,023)          113          2,089          2,026              3
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $999) ....           85          1,063          1,000              1
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $999) ......           92          1,039          1,000              1
  Pioneer Strategic Income VCT Portfolio - Class II Shares (Cost $1,004) .           93          1,024          1,005              1
  Pioneer Value VCT Portfolio - Class II Shares (Cost $999) ..............           88          1,062          1,000              1
                                                                            -----------    -----------    -----------    -----------
    Total (Cost $20,037) .................................................        1,513         21,147         20,063             27
                                                                            -----------    -----------    -----------    -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                            FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                                 --------------------------------------------------
INVESTMENTS                                                                         NO. OF       MARKET      COST OF      PROCEEDS
                                                                                    SHARES       VALUE      PURCHASES    FROM SALES
                                                                                 -----------  -----------  -----------  -----------
PUTNAM VARIABLE TRUST (1.5%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $121,308) ...........       32,646  $   150,825  $    70,233  $     4,344
  Putnam VT International Equity Fund - Class IB Shares (Cost $924,554) .......       83,667    1,075,119      890,728      119,598
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,753,621) ..........      115,519    2,093,203    1,457,999      175,673
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $2,799,483) ...................................................      231,832    3,319,147    2,418,960      299,615
                                                                                 -----------  -----------  -----------  -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (4.3%)
  All Cap Fund - Class I (Cost $4,794,257) ....................................      347,902    5,434,229    3,754,319      158,996
  Investors Fund - Class I (Cost $2,364,344) ..................................      205,353    2,605,926    1,767,867       27,595
  Large Cap Growth Fund - Class I (Cost $224,757) .............................       21,003      245,106      214,192        3,259
  Small Cap Growth Fund - Class I (Cost $1,178,909) ...........................      108,556    1,328,731    1,024,236       18,757
  Total Return Fund - Class II (Cost $1,013) ..................................           96        1,039        1,015            1
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $8,563,280) ...................................................      682,910    9,615,031    6,761,629      208,608
                                                                                 -----------  -----------  -----------  -----------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Large Cap Core Portfolio (Cost $593,060) .......................       73,336      635,819      682,775      119,169
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $92,781) .....        8,883      104,725       60,645        7,539
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $685,841) .....................................................       82,219      740,544      743,420      126,708
                                                                                 -----------  -----------  -----------  -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (9.9%)
  Multiple Discipline Portfolio - All Cap Growth and Value (Cost $8,718,622) ..      684,597    9,577,516    8,464,861       16,174
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $8,826,180) .........................................................      755,787    9,575,815    8,018,018       73,209
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $1,107,114) .........................................................       86,920    1,226,440    1,093,697       19,245
  Multiple Discipline Portfolio - Large Cap Growth and Value (Cost $1,696,610)       134,151    1,843,236    1,673,134       27,160
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $20,348,526) ..................................................    1,661,455   22,223,007   19,249,710      135,788
                                                                                 -----------  -----------  -----------  -----------

THE TRAVELERS SERIES TRUST (5.9%)
  Convertible Securities Portfolio (Cost $1,751,841) ..........................      156,357    1,855,954    1,814,348      136,973
  Disciplined Mid Cap Stock Portfolio (Cost $279,536) .........................       17,324      302,991      272,452        3,691
  Equity Income Portfolio (Cost $4,987,635) ...................................      336,742    5,586,555    4,349,709      121,853
  Federated High Yield Portfolio (Cost $291,006) ..............................       34,773      292,439      280,004       27,388
  Federated Stock Portfolio (Cost $252,203) ...................................       18,344      278,639      311,594      100,902
  Large Cap Portfolio (Cost $1,398,393) .......................................      111,918    1,475,081    1,091,455       13,035
  Lazard International Stock Portfolio (Cost $233,220) ........................       24,881      249,056      296,088       69,521
  Merrill Lynch Large Cap Core Portfolio (Cost $1,028,863) ....................      127,167      998,260      640,541        8,313
  MFS Emerging Growth Portfolio (Cost $981,541) ...............................       86,759      811,201      516,585       35,529
  MFS Mid Cap Growth Portfolio (Cost $236,186) ................................       36,706      252,534      242,328       10,534
  Pioneer Fund Portfolio (Cost $142,347) ......................................       13,679      149,373      143,662        1,336
  Travelers Quality Bond Portfolio (Cost $897,691) ............................       78,160      876,169      971,396      248,133
                                                                                 -----------  -----------  -----------  -----------
    Total (Cost $12,480,462) ..................................................    1,042,810   13,128,252   10,930,162      777,208
                                                                                 -----------  -----------  -----------  -----------

TRAVELERS SERIES FUND INC. (29.4%)
  AIM Capital Appreciation Portfolio (Cost $704,286) ...........................      76,232      766,891      620,803       46,097
  MFS Total Return Portfolio (Cost $13,586,984) ................................     869,583   14,104,643   10,341,794      164,140
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $124,715) .........      12,456      124,559      376,743      252,020
  Smith Barney Aggressive Growth Portfolio (Cost $14,444,414) ..................   1,248,302   15,179,355   10,453,473      121,717
  Smith Barney High Income Portfolio (Cost $7,843,538) .........................   1,049,834    7,800,268    7,854,296    1,304,001
  Smith Barney International All Cap Growth Portfolio (Cost $291,678) ..........      21,341      236,887       60,139       15,568
  Smith Barney Large Cap Value Portfolio (Cost $1,043,015) .....................      58,125      965,462      114,547      101,921
  Smith Barney Large Capitalization Growth Portfolio (Cost $5,309,613) .........     402,376    5,782,141    3,856,483      238,424
  Smith Barney Mid Cap Core Portfolio (Cost $3,972,965) ........................     335,390    4,343,297    2,975,713       43,940
  Smith Barney Money Market Portfolio (Cost $8,047,967) ........................   8,047,967    8,047,967   11,744,148    8,844,717
  Strategic Equity Portfolio (Cost $982,789) ...................................      54,741      882,974      480,808       70,435
  Travelers Managed Income Portfolio (Cost $7,297,039) .........................     621,872    7,157,749    5,766,546      286,815

5. STATEMENT OF INVESTMENTS (CONTINUED)                                          FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                             ------------------------------------------------------
INVESTMENTS                                                                     NO. OF         MARKET       COST OF      PROCEEDS
                                                                                SHARES         VALUE       PURCHASES    FROM SALES
                                                                             ------------  ------------  ------------  ------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Van Kampen Enterprise Portfolio (Cost $479,577) .......................          39,230  $    448,791  $    377,301  $     35,526
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $64,128,580) ............................................      12,837,449    65,840,984    55,022,794    11,525,321
                                                                             ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.6%)
  Comstock Portfolio - Class II Shares (Cost $474,292) ..................          48,978       575,494       360,886        21,535
  Emerging Growth Portfolio - Class I Shares (Cost $896,025) ............          29,859       725,875       441,234       133,444
  Enterprise Portfolio - Class II Shares (Cost $1,739) ..................             136         1,783         1,651         1,672
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $1,372,056) .............................................          78,973     1,303,152       803,771       156,651
                                                                             ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.4%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $869,070) ...............................................          98,353       991,399       791,333        12,740
                                                                             ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
  Contrafund(R) Portfolio - Service Class (Cost $3,637,428) .............         176,006     4,058,696     3,186,202       210,751
  Contrafund(R) Portfolio - Service Class 2 (Cost $662,052) .............          32,594       747,377       621,449        48,851
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $4,299,480) .............................................         208,600     4,806,073     3,807,651       259,602
                                                                             ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.7%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $74,867)          12,298        86,332        74,796         1,006
  Mid Cap Portfolio - Service Class 2 (Cost $3,070,215) .................         152,403     3,653,104     2,774,443       167,220
                                                                             ------------  ------------  ------------  ------------
    Total (Cost $3,145,082) .............................................         164,701     3,739,436     2,849,239       168,226
                                                                             ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $212,494,310) ...................................................                  $224,698,460  $179,769,272  $ 20,478,126
                                                                                           ============  ============  ============

6. FINANCIAL HIGHLIGHTS

                                                                                          INVEST-     EXPENSE             TOTAL
                                                  YEAR             UNIT VALUE      NET    MENT (1)    RATIO (2)         RETURN (3)
                                                 ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO         LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------   ------   -----------   -------  ---------   -----------   ----------------
CAPITAL APPRECIATION FUND                          2003      82   0.952 - 1.183      93      0.15     1.75 - 2.25       5.07 - 22.52
                                                   2002       6           0.777       5      1.68            1.85            (22.30)

MONEY MARKET PORTFOLIO                             2003     322   0.985 - 0.986     317      0.77     1.85 - 2.25    (1.01) - (1.00)
                                                   2002     503           0.996     501      0.91            1.85             (0.40)
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Capital Appreciation Fund - Series II   2003       2           1.032       2         -            1.75               3.20

  AIM V.I. Mid Cap Core Equity Fund - Series II    2003       1           1.043       1         -            1.75               4.30

  AIM V.I. Premier Equity Fund - Series I          2003     327   0.751 - 1.184     284      0.39     1.30 - 2.25      12.65 - 23.44
                                                   2002     132   0.609 - 0.782      82      0.32     1.30 - 1.85     (31.19) - 8.46
                                                   2001     131   0.885 - 0.886     116      0.32     1.30 - 1.40   (11.50) - (3.59)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                            2003     930   1.019 - 1.248   1,069      0.46     1.30 - 2.25       7.70 - 30.58
                                                   2002      86   0.786 - 0.788      68      0.05     1.30 - 1.85     (21.30) - 5.21
  AllianceBernstein Premier Growth
    Portfolio - Class B                            2003   1,458   0.621 - 1.150   1,007         -     1.30 - 2.25       1.96 - 21.94
                                                   2002   1,339   0.511 - 0.803     690         -     1.30 - 1.85  (31.96) - (18.39)
                                                   2001   1,302   0.751 - 0.755     982         -     1.30 - 1.55  (18.72) - (18.47)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares              2003   2,800   0.914 - 1.322   3,119      0.33     1.30 - 2.45       6.43 - 33.53
                                                   2002   1,240   0.686 - 0.995     889      0.89     1.30 - 1.85  (16.03) - (12.26)
                                                   2001     829   0.817 - 0.821     680      0.74     1.30 - 1.55  (15.51) - (15.36)

  Growth Fund - Class 2 Shares                     2003   9,604   0.869 - 1.292  11,304      0.20     1.30 - 2.45       1.28 - 37.58
                                                   2002   2,641   0.719 - 0.918   2,012      0.04     1.30 - 1.85  (25.85) - (25.41)
                                                   2001   1,479   0.967 - 1.238   1,438      0.45     1.30 - 1.85     (19.42) - 1.64

  Growth-Income Fund - Class 2 Shares              2003  12,284   0.999 - 1.265  14,977      1.70     1.30 - 2.45       0.20 - 30.64
                                                   2002   3,708   0.896 - 0.916   3,357      1.16     1.30 - 1.85  (19.86) - (15.55)
                                                   2001   2,042   1.119 - 1.143   2,287      1.58     1.30 - 1.85        0.97 - 1.26
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                       2003       9           1.123      10         -            1.85              40.20
                                                   2002       1           0.801       1      0.15            1.85            (19.90)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class        2003     462   1.255 - 1.319     591      1.75     1.75 - 2.25       1.70 - 31.69
                                                   2002     110           0.953     105         -            1.85             (4.70)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                 2003     209   0.951 - 1.150     209      2.64     1.75 - 2.25       4.73 - 19.02
                                                   2002      28           0.799      22      3.15            1.85            (20.10)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                     2003      52   0.972 - 1.258      52      0.04     1.85 - 2.25       0.00 - 29.26
                                                   2002      14           0.752      10      0.04            1.85            (24.80)

                                                                                          INVEST-     EXPENSE             TOTAL
                                                  YEAR             UNIT VALUE      NET    MENT (1)    RATIO (2)         RETURN (3)
                                                 ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO         LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------   ------   -----------   -------  ---------   -----------   ----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
Franklin Rising Dividends Securities
    Fund - Class 2 Shares                          2003       2           1.033       2         -            1.75               3.30

  Franklin Small Cap Fund - Class 2 Shares         2003   1,475   0.795 - 1.307   1,609         -     1.30 - 2.45       0.39 - 35.65
                                                   2002     436   0.588 - 0.859     277      0.24     1.30 - 1.85  (29.67) - (24.45)
                                                   2001     293   0.836 - 0.837     245      0.39     1.30 - 1.40  (16.40) - (16.38)

  Mutual Shares Securities Fund - Class 2 Shares   2003   2,076   1.035 - 1.223   2,350      0.65     1.30 - 2.25       2.87 - 23.55
                                                   2002     222   0.842 - 0.845     187      0.14     1.30 - 1.85   (15.60) - (2.54)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares               2003     195   1.438 - 1.449     281      0.04     1.30 - 2.45       2.13 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                                 2003   2,286   0.925 - 1.285   2,642      1.22     1.30 - 2.45       4.18 - 33.26
                                                   2002     762   0.710 - 0.907     571      1.45     1.30 - 1.85  (21.61) - (19.64)
                                                   2001     469   0.886 - 0.891     418      2.64     1.30 - 1.55  (17.27) - (17.04)
  Templeton Growth Securities Fund -
    Class 2 Shares                                 2003     428   1.024 - 1.263     518      0.92     1.60 - 2.25       3.95 - 29.96
                                                   2002      60   0.789 - 0.791      48      0.66     1.60 - 1.85  (20.90) - (10.54)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                           2003   7,413   0.936 - 1.196   8,238      1.23     1.30 - 2.45       5.04 - 22.98
                                                   2002   1,945   0.789 - 0.920   1,606      1.78     1.30 - 1.85  (18.74) - (16.97)
                                                   2001     828   0.971 - 0.973     804      1.35     1.30 - 1.40    (5.27) - (5.17)

  Diversified Strategic Income Portfolio           2003   3,980   1.103 - 1.178   4,530     11.04     1.30 - 2.25       0.80 - 10.30
                                                   2002   1,090   1.041 - 1.068   1,159     10.41     1.30 - 1.85        3.07 - 3.49
                                                   2001     746   1.030 - 1.032     770      8.52     1.30 - 1.40        1.68 - 1.78

  Equity Index Portfolio - Class II Shares         2003   3,743   0.790 - 1.214   4,149      2.29     1.30 - 2.45       3.25 - 26.07
                                                   2002     628   0.628 - 0.870     446      2.68     1.30 - 1.85   (23.60) - (9.75)
                                                   2001     293   0.822 - 0.826     241      0.75     1.30 - 1.55  (13.66) - (13.51)

  Fundamental Value Portfolio                      2003   8,916   0.970 - 1.316  11,336      1.36     1.30 - 2.25       4.96 - 36.83
                                                   2002   1,755   0.889 - 0.906   1,576      1.31     1.30 - 1.85  (22.49) - (20.18)
                                                   2001     979   1.147 - 1.153   1,128      0.64     1.30 - 1.55    (6.75) - (6.56)
  Salomon Brothers Variable Emerging
    Growth Fund - Class I Shares                   2003     314   1.039 - 1.302     406         -     1.60 - 2.25       5.43 - 37.78
                                                   2002       3           0.757       2         -            1.60            (24.30)
  Salomon Brothers Variable Emerging
    Growth Fund - Class II Shares                  2003       2           1.057       2         -            1.75               5.70
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares                   2003     153   1.019 - 1.231     163      1.36     1.60 - 2.25       3.97 - 28.16
                                                   2002       1           0.799       1      0.57            1.60            (20.10)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares              2003   1,025   1.018 - 1.106   1,052      2.44     1.85 - 2.25       2.69 - 11.62
                                                   2002      76           0.912      69      5.56            1.85             (8.80)
  Global Life Sciences Portfolio -
    Service Shares                                 2003      11           0.910      10         -            1.85              23.98
                                                   2002       2           0.734       1         -            1.85            (26.60)

  Global Technology Portfolio - Service Shares     2003     113   0.897 - 1.354     119         -     1.85 - 2.25       1.20 - 43.75
                                                   2002      73           0.624      46         -            1.85            (37.60)

                                                                                          INVEST-     EXPENSE             TOTAL
                                                  YEAR             UNIT VALUE      NET    MENT (1)    RATIO (2)         RETURN (3)
                                                 ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO         LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------   ------   -----------   -------  ---------   -----------   ----------------
JANUS ASPEN SERIES (CONTINUED)
  Mid Cap Growth Portfolio - Service Shares        2003   1,042   0.376 - 1.302     566         -     1.30 - 2.25       2.64 - 33.10
                                                   2002     707   0.283 - 0.817     224         -     1.30 - 1.85  (29.25) - (21.06)
                                                   2001     620   0.400 - 0.402     249         -     1.30 - 1.55  (40.56) - (40.36)

  Worldwide Growth Portfolio - Service Shares      2003      35   0.898 - 1.185      34      1.35     1.75 - 2.25       3.93 - 21.52
                                                   2002       3           0.739       2      0.56            1.85            (26.10)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio            2003     204   1.326 - 1.337     272         -     1.30 - 2.45       0.53 - 33.70
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                      2003     380   1.237 - 1.245     471      2.82     1.30 - 2.25       5.17 - 24.50

  Mid-Cap Value Portfolio                          2003     497   1.251 - 1.260     623      1.56     1.30 - 2.45       3.98 - 26.00
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                               2003       1           1.075       1      2.93            1.30               7.50
  Merrill Lynch Small Cap Value V.I.
    Fund - Class III                               2003       1           1.068       1      0.14            1.30               6.80
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                       2003       3           1.052       3         -            1.75               5.20
  Oppenheimer Global Securities Fund/VA
    - Service Shares                               2003       2           1.080       2         -            1.75               8.00
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative Class     2003     881   1.041 - 1.049     919      0.46     1.30 - 2.45      (0.76) - 5.66

  Total Return Portfolio - Administrative Class    2003  23,284   1.037 - 1.176  25,612      2.74     1.30 - 2.45        0.00 - 3.70
                                                   2002   6,244   1.074 - 1.134   6,873      4.08     1.30 - 1.85        3.67 - 7.59
                                                   2001     612   1.053 - 1.054     644      2.59     1.30 - 1.40        5.30 - 5.82
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer America Income VCT Portfolio -
    Class II Shares                                2003       1           1.002       1      0.51            1.75               0.20
  Pioneer Balanced VCT Portfolio - Class
    II Shares                                      2003       1           1.033       1      0.54            1.75               3.30
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                              2003       2           1.125       2         -            1.75              12.50
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                                2003       2           1.064       2      0.49            1.75               6.40

  Pioneer Europe VCT Portfolio - Class II Shares   2003       1           1.094       1         -            1.75               9.40

  Pioneer Fund VCT Portfolio - Class II Shares     2003       2           1.053       2      0.25            1.75               5.30
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                                2003       1           1.030       1         -            1.75               3.00
  Pioneer High Yield VCT Portfolio -
    Class II Shares                                2003       1           1.025       1      0.60            1.75               2.50
  Pioneer International Value VCT
    Portfolio - Class II Shares                    2003       1           1.093       1         -            1.75               9.30
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                                2003       2           1.052       2         -            1.75               5.20
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares                    2003       2           1.044       2      1.26            1.75               4.40

                                                                                          INVEST-     EXPENSE             TOTAL
                                                  YEAR             UNIT VALUE      NET    MENT (1)    RATIO (2)         RETURN (3)
                                                 ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO         LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------   ------   -----------   -------  ---------   -----------   ----------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                              2003       1           1.062       1         -            1.75               6.20
  Pioneer Small Company VCT Portfolio -
    Class II Shares                                2003       1           1.038       1         -            1.75               3.80
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                              2003       1           1.024       1      0.52            1.75               2.40

  Pioneer Value VCT Portfolio - Class II Shares    2003       1           1.062       1      0.01            1.75               6.20
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                                2003     150   0.728 - 1.105     151         -     1.30 - 1.85      29.54 - 30.36
                                                   2002      67   0.559 - 0.853      49         -     1.30 - 1.85   (30.65) - (5.22)
                                                   2001      13           0.806      11         -     1.30 - 1.40   (19.40) - (5.62)
  Putnam VT International Equity Fund -
    Class IB Shares                                2003     943   0.882 - 1.257   1,075      0.38     1.30 - 2.25       9.04 - 26.83
                                                   2002     188   0.696 - 0.919     145      0.52     1.30 - 1.85  (19.17) - (18.76)
                                                   2001      15   0.857 - 0.858      13         -     1.30 - 1.40     (14.30) - 3.25
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                      2003   1,484   1.223 - 1.439   2,093      0.19     1.30 - 2.25       3.02 - 56.86
                                                   2002     479   0.877 - 0.980     439      0.11     1.30 - 1.85  (25.02) - (19.28)
                                                   2001      32   1.088 - 1.089      35         -     1.30 - 1.40        3.13 - 8.80
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2003   4,378   0.946 - 1.312   5,433      0.45     1.30 - 2.25       1.72 - 39.28
                                                   2002   1,133   0.829 - 0.897     982      0.59     1.30 - 1.85  (26.44) - (25.99)
                                                   2001     423   1.127 - 1.212     512      1.50     1.30 - 1.85        0.50 - 1.81

  Investors Fund - Class I                         2003   2,239   0.920 - 1.247   2,605      2.70     1.30 - 2.25       6.50 - 30.68
                                                   2002     618   0.839 - 0.856     524      1.72     1.30 - 1.85  (24.14) - (20.89)
                                                   2001     146   1.106 - 1.108     162      2.73     1.30 - 1.40    (7.45) - (6.81)

  Large Cap Growth Fund - Class I                  2003     189   1.132 - 1.359     245      0.01     1.60 - 2.25       0.00 - 42.30
                                                   2002      16   0.798 - 0.799      13         -     1.60 - 1.85   (20.10) - (3.97)

  Small Cap Growth Fund - Class I                  2003   1,063   0.875 - 1.420   1,328         -     1.30 - 2.25       1.65 - 47.04
                                                   2002     155   0.774 - 0.805     120         -     1.30 - 1.85  (35.61) - (30.48)
                                                   2001      91   1.202 - 1.204     109         -     1.30 - 1.40      (8.52) - 7.60

  Total Return Fund - Class II                     2003       1           1.038       1      0.27            1.75               3.80
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio            2003     575   0.794 - 1.169     636      1.21     1.30 - 2.25       3.73 - 21.90
                                                   2002      33   0.652 - 0.819      24      1.53     1.30 - 1.85     (27.07) - 3.02
                                                   2001       3           0.894       3         -     1.30 - 1.40   (10.60) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                           2003     100   0.855 - 1.266     105         -     1.30 - 2.25      13.85 - 32.46
                                                   2002      43   0.646 - 0.861      33      0.04     1.30 - 1.85  (27.74) - (22.36)
                                                   2001      37           0.894      33         -     1.30 - 1.40   (10.60) - (3.35)

                                                                                          INVEST-     EXPENSE             TOTAL
                                                  YEAR             UNIT VALUE      NET    MENT (1)    RATIO (2)         RETURN (3)
                                                 ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO         LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------   ------   -----------   -------  ---------   -----------   ----------------
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                           2003   7,509   1.243 - 1.377   9,575      0.15     1.30 - 2.45       2.00 - 29.69
                                                   2002     248   1.060 - 1.062     263         -     1.30 - 1.85        0.28 - 6.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value              2003   7,964   1.165 - 1.250   9,573      0.68     1.30 - 2.45       1.04 - 20.33
                                                   2002     834   1.037 - 1.039     866         -     1.30 - 1.85      (1.33) - 3.90
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                       2003     960   1.238 - 1.395   1,226      0.39     1.30 - 2.25       7.71 - 29.92
                                                   2002      29   1.073 - 1.075      31         -     1.30 - 1.85      (3.85) - 7.50
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                           2003   1,463   1.213 - 1.362   1,843      0.88     1.30 - 2.25       1.72 - 36.96
                                                   2002      44   1.068 - 1.070      48         -     1.30 - 1.85      (2.82) - 7.00
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                 2003   1,594   1.160 - 1.229   1,855      7.37     1.75 - 2.25       2.47 - 23.93
                                                   2002      71           0.936      67     20.01            1.85             (6.40)

  Disciplined Mid Cap Stock Portfolio              2003     253   1.042 - 1.279     303      0.90     1.85 - 2.25       2.73 - 31.40
                                                   2002      13           0.793      10      0.99            1.85            (20.70)

  Equity Income Portfolio                          2003   4,658   1.021 - 1.236   5,585      1.91     1.30 - 2.45       5.04 - 29.47
                                                   2002     758   0.848 - 0.955     660      1.44     1.30 - 1.85  (15.28) - (12.86)
                                                   2001     432   1.001 - 1.006     434      1.59     1.30 - 1.55    (8.25) - (7.88)

  Federated High Yield Portfolio                   2003     244   1.191 - 1.201     292     15.14     1.85 - 2.25       9.88 - 20.18
                                                   2002      36           0.991      35     59.35            1.85             (0.90)

  Federated Stock Portfolio                        2003     260   0.980 - 1.220     279      3.81     1.75 - 2.25       0.31 - 25.32
                                                   2002      39           0.782      31      5.64            1.85            (21.80)

  Large Cap Portfolio                              2003   1,541   0.681 - 1.185   1,475      0.78     1.30 - 2.25       3.41 - 23.08
                                                   2002     376   0.555 - 0.862     231      0.60     1.30 - 1.85  (23.97) - (15.24)
                                                   2001     309   0.730 - 0.734     226      0.54     1.30 - 1.55  (18.62) - (18.44)

  Lazard International Stock Portfolio             2003     205   1.064 - 1.265     249      8.60     1.40 - 2.45       5.61 - 26.22
                                                   2002       8           0.843       7      3.17            1.85            (15.70)

  Merrill Lynch Large Cap Core Portfolio           2003   1,136   0.666 - 1.159     998      1.10     1.30 - 2.25       1.87 - 19.68
                                                   2002     444   0.558 - 0.846     256      0.64     1.30 - 1.85   (26.16) - (7.84)
                                                   2001     392   0.755 - 0.757     296      0.05     1.30 - 1.40  (23.58) - (23.46)

  MFS Emerging Growth Portfolio                    2003     905   0.583 - 1.233     811         -     1.30 - 2.25       2.85 - 27.49
                                                   2002     470   0.458 - 0.787     227         -     1.30 - 1.85   (35.31) - (3.08)
                                                   2001     508   0.708 - 0.712     361         -     1.30 - 1.55  (37.12) - (36.99)

  MFS Mid Cap Growth Portfolio                     2003     228   0.738 - 1.306     252         -     1.75 - 2.25       1.24 - 34.43
                                                   2002       6           0.549       3         -            1.85            (45.10)

  Pioneer Fund Portfolio                           2003     123   1.210 - 1.218     149      6.47     1.30 - 2.25       4.56 - 21.80

                                                                                          INVEST-     EXPENSE             TOTAL
                                                  YEAR             UNIT VALUE      NET    MENT (1)    RATIO (2)         RETURN (3)
                                                 ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO         LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------   ------   -----------   -------  ---------   -----------   ----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Travelers Quality Bond Portfolio                 2003     797   1.061 - 1.108     876      8.35     1.85 - 2.25      (0.09) - 5.02
                                                   2002     158           1.055     166     17.10            1.85               5.50
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio               2003     669   0.827 - 1.229     767         -     1.30 - 2.25       3.02 - 27.54
                                                   2002     143   0.649 - 0.901     116         -     1.30 - 1.85  (24.88) - (17.79)
                                                   2001      21   0.864 - 0.865      18         -     1.30 - 1.40     (13.60) - 0.35

  MFS Total Return Portfolio                       2003  12,166   1.038 - 1.221  14,101      4.46     1.30 - 2.45       3.02 - 16.98
                                                   2002   2,856   1.005 - 1.061   3,000      7.04     1.30 - 1.85    (6.62) - (5.81)
                                                   2001   1,755   1.133 - 1.135   1,989      2.62     1.30 - 1.40    (1.39) - (1.30)
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                 2003     125   0.997 - 1.000     125      0.39     1.30 - 2.25      (0.10) - 0.10

  Smith Barney Aggressive Growth Portfolio         2003  12,817   0.803 - 1.258  15,176         -     1.30 - 2.25       6.00 - 32.76
                                                   2002   3,441   0.802 - 0.870   2,938         -     1.30 - 1.85  (33.88) - (33.54)
                                                   2001   2,280   1.213 - 1.309   2,977         -     1.30 - 1.85      (5.52) - 0.66

  Smith Barney High Income Portfolio               2003   6,560   1.049 - 1.263   7,798     14.26     1.30 - 2.45       3.04 - 25.81
                                                   2002   1,151   0.834 - 0.985     993     28.46     1.30 - 1.85    (5.29) - (4.45)
                                                   2001     785   0.874 - 0.876     688      9.24     1.30 - 1.40    (5.10) - (4.99)
  Smith Barney International All Cap
    Growth Portfolio                               2003     372   0.567 - 1.228     237      1.23     1.30 - 2.25      25.09 - 28.59
                                                   2002     318   0.451 - 0.853     148      0.95     1.30 - 1.85   (26.74) - (8.38)
                                                   2001     342   0.615 - 0.617     210         -     1.30 - 1.40  (32.19) - (32.05)

  Smith Barney Large Cap Value Portfolio           2003   1,035   0.895 - 1.209     965      1.79     1.30 - 2.25      24.38 - 25.91
                                                   2002   1,039   0.713 - 0.806     760      4.19     1.30 - 1.85  (26.49) - (23.38)
                                                   2001     829   0.970 - 0.975     808      1.40     1.30 - 1.55    (9.49) - (8.66)
  Smith Barney Large Capitalization
    Growth Portfolio                               2003   4,886   0.925 - 1.373   5,781      0.04     1.30 - 2.25       4.19 - 45.64
                                                   2002   1,772   0.637 - 0.872   1,225      0.41     1.30 - 1.85  (25.93) - (22.90)
                                                   2001   1,265   0.860 - 0.865   1,092         -     1.30 - 1.55  (13.83) - (13.59)

  Smith Barney Mid Cap Core Portfolio              2003   3,514   0.943 - 1.247   4,342         -     1.30 - 2.25       4.65 - 30.47
                                                   2002     895   0.960 - 0.979     868      0.11     1.30 - 1.85  (20.33) - (17.87)
                                                   2001     512   1.205 - 1.211     619         -     1.30 - 1.55  (11.40) - (11.22)

  Smith Barney Money Market Portfolio              2003   7,925   0.983 - 1.070   8,048      0.64     1.30 - 2.25    (1.21) - (0.10)
                                                   2002   4,977   0.995 - 1.077   5,149      1.22     1.30 - 1.85    (0.40) - (0.09)
                                                   2001     915   1.006 - 1.078     981      3.25     1.30 - 1.60        0.00 - 2.37

  Strategic Equity Portfolio                       2003     932   0.663 - 1.263     883         -     1.30 - 2.25       5.09 - 30.86
                                                   2002     602   0.508 - 0.749     327      0.64     1.30 - 1.85  (34.62) - (25.91)
                                                   2001     566   0.777 - 0.782     442      0.17     1.30 - 1.55  (14.71) - (14.44)

                                                                                          INVEST-     EXPENSE             TOTAL
                                                  YEAR             UNIT VALUE      NET    MENT (1)    RATIO (2)         RETURN (3)
                                                 ENDED    UNITS     LOWEST TO    ASSETS    INCOME     LOWEST TO         LOWEST TO
                                                 DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)      HIGHEST (%)
                                                 ------   ------   -----------   -------  ---------   -----------   ----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Travelers Managed Income Portfolio               2003   6,485   1.047 - 1.204   7,156      6.91     1.30 - 2.25        0.19 - 7.02
                                                   2002   1,560   0.984 - 1.125   1,685     14.79     1.30 - 1.85        0.72 - 1.86
                                                   2001     622   1.113 - 1.115     693      3.75     1.30 - 1.40        5.29 - 5.30

  Van Kampen Enterprise Portfolio                  2003     460   0.641 - 1.193     449      0.45     1.30 - 2.25       6.34 - 24.21
                                                   2002     142   0.519 - 0.523      74      0.78     1.30 - 1.55  (30.43) - (30.27)
                                                   2001     140   0.746 - 0.750     105         -     1.30 - 1.55  (22.45) - (22.20)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares             2003     561   0.983 - 1.246     575      0.64     1.85 - 2.25      14.31 - 28.33
                                                   2002     183           0.766     140         -            1.85            (23.40)

  Emerging Growth Portfolio - Class I Shares       2003     886   0.668 - 1.201     726         -     1.30 - 2.25       6.98 - 25.70
                                                   2002     582   0.533 - 0.752     318      0.34     1.30 - 1.85  (33.54) - (28.58)
                                                   2001     615   0.802 - 0.806     495      0.10     1.30 - 1.55  (32.55) - (32.41)

  Enterprise Portfolio - Class II Shares           2003       2           0.893       2      0.28            1.85              23.51
                                                   2002       2           0.723       1         -            1.85            (27.70)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                        2003     784   0.970 - 1.360     991         -     1.30 - 2.25       6.09 - 40.20
                                                   2002     104   0.693 - 0.887      79         -     1.30 - 1.85  (26.67) - (19.44)
                                                   2001      26           0.945      24         -            1.40             (5.50)
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class          2003   3,370   1.017 - 1.254   4,058      0.15     1.30 - 2.25       4.78 - 26.63
                                                   2002     670   0.804 - 0.995     571      0.59     1.30 - 1.85  (13.78) - (10.58)
                                                   2001     399   0.902 - 0.907     362      0.54     1.30 - 1.55  (13.68) - (13.45)

  Contrafund(R) Portfolio - Service Class 2        2003     642   1.091 - 1.242     747      0.07     1.85 - 2.25      23.34 - 25.84
                                                   2002     102           0.867      88         -            1.85            (13.30)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                              2003      75   1.059 - 1.164      86         -     1.85 - 2.25      22.71 - 26.25
                                                   2002       1           0.863       1      0.17            1.85            (13.70)

  Mid Cap Portfolio - Service Class 2              2003   2,963   1.159 - 1.341   3,652      0.11     1.30 - 2.25       2.29 - 44.11
                                                   2002     547   0.854 - 0.857     468         -     1.30 - 1.85     (14.60) - 4.77

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                              AIM V.I. CAPITAL
                                              CAPITAL APPRECIATION               MONEY MARKET               APPRECIATION FUND -
                                                     FUND                         PORTFOLIO                      SERIES II
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...         6,000             --        503,034             --             --             --
Accumulation units purchased and
  transferred from other funding options        76,036          6,000        997,403        806,649          2,000             --
Accumulation units redeemed and
  transferred to other funding options .            --             --     (1,178,425)      (303,615)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        82,036          6,000        322,012        503,034          2,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                AIM V.I. MID CAP                                              ALLIANCEBERNSTEIN
                                              CORE EQUITY FUND -            AIM V.I. PREMIER EQUITY          GROWTH AND INCOME
                                                   SERIES II                   FUND - SERIES I              PORTFOLIO - CLASS B
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --        131,580        130,613         86,245             --
Accumulation units purchased and
  transferred from other funding options         1,000             --        211,110         86,763        849,032         86,245
Accumulation units redeemed and
  transferred to other funding options .            --             --        (15,286)       (85,796)        (5,682)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,000             --        327,404        131,580        929,595         86,245
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               ALLIANCEBERNSTEIN
                                                PREMIER GROWTH               GLOBAL GROWTH FUND -              GROWTH FUND -
                                              PORTFOLIO - CLASS B               CLASS 2 SHARES                CLASS 2 SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,339,306      1,302,266      1,240,354        829,341      2,640,562      1,479,331
Accumulation units purchased and
  transferred from other funding options       234,282        155,385      1,664,181        464,929      7,399,995      1,337,633
Accumulation units redeemed and
  transferred to other funding options .      (115,171)      (118,345)      (104,332)       (53,916)      (436,371)      (176,402)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,458,417      1,339,306      2,800,203      1,240,354      9,604,186      2,640,562
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              GROWTH-INCOME FUND -             EMERGING MARKETS              DELAWARE VIP REIT
                                                CLASS 2 SHARES                    PORTFOLIO              SERIES - STANDARD CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,708,216      2,042,384          1,000             --        110,495             --
Accumulation units purchased and
  transferred from other funding options     9,093,159      1,886,567         51,509         53,600        355,165        110,616
Accumulation units redeemed and
  transferred to other funding options .      (517,391)      (220,735)       (43,219)       (52,600)        (3,636)          (121)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    12,283,984      3,708,216          9,290          1,000        462,024        110,495
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                   DREYFUS VIF              DREYFUS VIF DEVELOPING      FRANKLIN RISING DIVIDENDS
                                            APPRECIATION PORTFOLIO -         LEADERS PORTFOLIO -           SECURITIES FUND -
                                                 INITIAL SHARES                 INITIAL SHARES               CLASS 2 SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        27,841             --         13,673             --             --             --
Accumulation units purchased and
  transferred from other funding options       181,465         27,841         38,182         13,673          2,000             --
Accumulation units redeemed and
  transferred to other funding options .           (91)            --           (209)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       209,215         27,841         51,646         13,673          2,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 MUTUAL SHARES        TEMPLETON DEVELOPING MARKETS
                                           FRANKLIN SMALL CAP FUND -          SECURITIES FUND -            SECURITIES FUND -
                                                CLASS 2 SHARES                  CLASS 2 SHARES               CLASS 2 SHARES
                                           --------------------------    --------------------------   ----------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       436,270        293,234        221,769             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,089,604        171,677      1,896,187        245,997        194,927             --
Accumulation units redeemed and
  transferred to other funding options .       (50,732)       (28,641)       (42,008)       (24,228)            (1)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,475,142        436,270      2,075,948        221,769        194,926             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               TEMPLETON FOREIGN               TEMPLETON GROWTH
                                               SECURITIES FUND -              SECURITIES FUND -
                                                CLASS 2 SHARES                  CLASS 2 SHARES           APPRECIATION PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       761,922        469,300         60,188             --      1,945,075        827,876
Accumulation units purchased and
  transferred from other funding options     1,780,479        416,197        415,187         60,188      5,872,996      1,339,915
Accumulation units redeemed and
  transferred to other funding options .      (256,900)      (123,575)       (46,983)            --       (405,116)      (222,716)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,285,501        761,922        428,392         60,188      7,412,955      1,945,075
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              DIVERSIFIED STRATEGIC       EQUITY INDEX PORTFOLIO -          FUNDAMENTAL VALUE
                                                INCOME PORTFOLIO              CLASS II SHARES                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,089,836        746,460        627,657        292,609      1,755,014        978,923
Accumulation units purchased and
  transferred from other funding options     3,128,198        418,587      3,348,907        381,351      7,424,363        955,475
Accumulation units redeemed and
  transferred to other funding options .      (238,203)       (75,211)      (233,783)       (46,303)      (263,717)      (179,384)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,979,831      1,089,836      3,742,781        627,657      8,915,660      1,755,014
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                 SALOMON BROTHERS             SALOMON BROTHERS
                                                VARIABLE EMERGING             VARIABLE EMERGING             SALOMON BROTHERS
                                                  GROWTH FUND -                 GROWTH FUND -           VARIABLE GROWTH & INCOME
                                                 CLASS I SHARES                CLASS II SHARES           FUND - CLASS I SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...         3,000             --             --             --          1,000             --
Accumulation units purchased and
  transferred from other funding options       310,856          3,000          2,000             --        152,855          1,000
Accumulation units redeemed and
  transferred to other funding options .           (10)            --             --             --           (994)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       313,846          3,000          2,000             --        152,861          1,000
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              BALANCED PORTFOLIO -          GLOBAL LIFE SCIENCES            GLOBAL TECHNOLOGY
                                                SERVICE SHARES           PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        75,931             --          1,969             --         73,481             --
Accumulation units purchased and
  transferred from other funding options     1,082,329         76,468          8,818          1,969         39,550         73,481
Accumulation units redeemed and
  transferred to other funding options .      (132,925)          (537)            (1)            --             (1)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,025,335         75,931         10,786          1,969        113,030         73,481
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  MID CAP GROWTH              WORLDWIDE GROWTH             LAZARD RETIREMENT
                                           PORTFOLIO - SERVICE SHARES    PORTFOLIO - SERVICE SHARES       SMALL CAP PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       706,875        619,694          3,000             --             --             --
Accumulation units purchased and
  transferred from other funding options       404,644        230,353         69,372         54,652        204,570             --
Accumulation units redeemed and
  transferred to other funding options .       (69,742)      (143,172)       (37,052)       (51,652)           (74)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,041,777        706,875         35,320          3,000        204,496             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              MERRILL LYNCH
                                               GROWTH AND INCOME                 MID-CAP VALUE           GLOBAL ALLOCATION V.I.
                                                   PORTFOLIO                      PORTFOLIO                 FUND - CLASS III
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       385,438             --        499,050             --          1,000             --
Accumulation units redeemed and
  transferred to other funding options .        (5,066)            --         (2,277)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       380,372             --        496,773             --          1,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  MERRILL LYNCH              OPPENHEIMER CAPITAL           OPPENHEIMER GLOBAL
                                              SMALL CAP VALUE V.I.         APPRECIATION FUND/VA -         SECURITIES FUND/VA -
                                                FUND - CLASS III               SERVICE SHARES                SERVICE SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         1,000             --          3,000             --          2,000             --
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,000             --          3,000             --          2,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                             PIONEER AMERICA
                                            REAL RETURN PORTFOLIO -       TOTAL RETURN PORTFOLIO -       INCOME VCT PORTFOLIO -
                                             ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS            CLASS II SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --      6,244,451        611,888             --             --
Accumulation units purchased and
  transferred from other funding options       891,310             --     23,143,888      5,857,929          1,000             --
Accumulation units redeemed and
  transferred to other funding options .       (10,368)            --     (6,104,029)      (225,366)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       880,942             --     23,284,310      6,244,451          1,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               PIONEER EMERGING              PIONEER EQUITY
                                              PIONEER BALANCED VCT         MARKETS VCT PORTFOLIO -       INCOME VCT PORTFOLIO -
                                           PORTFOLIO - CLASS II SHARES         CLASS II SHARES              CLASS II SHARES
                                           ---------------------------   --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         1,000             --          2,000             --          2,000             --
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,000             --          2,000             --          2,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              PIONEER GROWTH
                                                PIONEER EUROPE VCT             PIONEER FUND VCT          SHARES VCT PORTFOLIO -
                                           PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS II SHARES        CLASS II SHARES
                                           ---------------------------   ---------------------------   --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         1,000             --          2,000             --          1,000             --
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,000             --          2,000             --          1,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                PIONEER HIGH YIELD          PIONEER INTERNATIONAL           PIONEER MID CAP
                                                 VCT PORTFOLIO -            VALUE VCT PORTFOLIO -        VALUE VCT PORTFOLIO -
                                                 CLASS II SHARES               CLASS II SHARES              CLASS II SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         1,000             --          1,000             --          2,000             --
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,000             --          1,000             --          2,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               PIONEER REAL ESTATE            PIONEER SMALL CAP          PIONEER SMALL COMPANY
                                             SHARES VCT PORTFOLIO -        VALUE VCT PORTFOLIO -            VCT PORTFOLIO -
                                                 CLASS II SHARES              CLASS II SHARES               CLASS II SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options         2,000             --          1,000             --          1,000             --
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         2,000             --          1,000             --          1,000             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                PIONEER STRATEGIC                                               PUTNAM VT
                                             INCOME VCT PORTFOLIO -           PIONEER VALUE VCT          DISCOVERY GROWTH FUND -
                                                 CLASS II SHARES         PORTFOLIO - CLASS II SHARES         CLASS IB SHARES
                                           --------------------------    ---------------------------   --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --         67,099         13,426
Accumulation units purchased and
  transferred from other funding options         1,000             --          1,000             --         87,417         54,534
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --         (4,925)          (861)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,000             --          1,000             --        149,591         67,099
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                    PUTNAM VT                    PUTNAM VT
                                              INTERNATIONAL EQUITY            SMALL CAP VALUE
                                             FUND - CLASS IB SHARES        FUND - CLASS IB SHARES        ALL CAP FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       187,747         15,201        478,712         31,766      1,132,879        423,344
Accumulation units purchased and
  transferred from other funding options       883,155        276,208      1,223,856        606,173      3,557,026        907,090
Accumulation units redeemed and
  transferred to other funding options .      (128,202)      (103,662)      (218,531)      (159,227)      (312,335)      (197,555)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       942,700        187,747      1,484,037        478,712      4,377,570      1,132,879
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                               LARGE CAP GROWTH             SMALL CAP GROWTH
                                            INVESTORS FUND - CLASS I            FUND - CLASS I               FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       617,660        146,493         16,441             --        154,539         90,681
Accumulation units purchased and
  transferred from other funding options     1,673,976        559,097        174,824         16,441        936,346         67,100
Accumulation units redeemed and
  transferred to other funding options .       (52,338)       (87,930)        (2,318)            --        (27,493)        (3,242)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,239,298        617,660        188,947         16,441      1,063,392        154,539
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 SMITH BARNEY               SMITH BARNEY PREMIER
                                                  TOTAL RETURN                  LARGE CAP CORE               SELECTIONS ALL CAP
                                                FUND - CLASS II                   PORTFOLIO                   GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --         32,691          3,370         42,602         36,621
Accumulation units purchased and
  transferred from other funding options         1,000             --        657,433         29,328         63,083         27,109
Accumulation units redeemed and
  transferred to other funding options .            --             --       (114,628)            (7)        (5,300)       (21,128)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........         1,000             --        575,496         32,691        100,385         42,602
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                              PORTFOLIO - ALL CAP           PORTFOLIO - BALANCED       PORTFOLIO - GLOBAL ALL CAP
                                               GROWTH AND VALUE           ALL CAP GROWTH AND VALUE          GROWTH AND VALUE
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       248,026             --        833,977             --         28,934             --
Accumulation units purchased and
  transferred from other funding options     7,317,107        249,608      7,207,137        835,879        951,911         28,934
Accumulation units redeemed and
  transferred to other funding options .       (56,576)        (1,582)       (77,110)        (1,902)       (20,737)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     7,508,557        248,026      7,964,004        833,977        960,108         28,934
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               MULTIPLE DISCIPLINE
                                              PORTFOLIO - LARGE CAP        CONVERTIBLE SECURITIES         DISCIPLINED MID CAP
                                                GROWTH AND VALUE                 PORTFOLIO                  STOCK PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...        44,496             --         71,159             --         12,568             --
Accumulation units purchased and
  transferred from other funding options     1,446,524         44,496      1,551,293         71,447        240,800         12,648
Accumulation units redeemed and
  transferred to other funding options .       (28,436)            --        (28,383)          (288)          (687)           (80)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,462,584         44,496      1,594,069         71,159        252,681         12,568
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                 EQUITY INCOME              FEDERATED HIGH YIELD             FEDERATED STOCK
                                                   PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       758,037        431,998         35,619             --         39,368             --
Accumulation units purchased and
  transferred from other funding options     4,051,926        326,981        216,924         35,901        221,507         39,368
Accumulation units redeemed and
  transferred to other funding options .      (152,413)          (942)        (8,128)          (282)        (1,070)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,657,550        758,037        244,415         35,619        259,805         39,368
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              MERRILL LYNCH
                                                                             LAZARD INTERNATIONAL            LARGE CAP CORE
                                               LARGE CAP PORTFOLIO              STOCK PORTFOLIO                 PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       375,828        308,756          7,884             --        444,465        391,948
Accumulation units purchased and
  transferred from other funding options     1,183,635        146,531        276,511        117,064        699,888        131,722
Accumulation units redeemed and
  transferred to other funding options .       (18,428)       (79,459)       (79,840)      (109,180)        (8,163)       (79,205)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,541,035        375,828        204,555          7,884      1,136,190        444,465
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   MFS EMERGING                   MFS MID CAP                 PIONEER FUND
                                                GROWTH PORTFOLIO               GROWTH PORTFOLIO                PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       470,239        507,854          6,056             --             --             --
Accumulation units purchased and
  transferred from other funding options       491,416         72,426        224,964          6,056        123,110             --
Accumulation units redeemed and
  transferred to other funding options .       (57,038)      (110,041)        (2,550)            --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       904,617        470,239        228,470          6,056        123,110             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               TRAVELERS QUALITY                AIM CAPITAL                    MFS TOTAL
                                                 BOND PORTFOLIO            APPRECIATION PORTFOLIO           RETURN PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       157,635             --        143,288         20,738      2,855,924      1,754,720
Accumulation units purchased and
  transferred from other funding options       887,592        157,911        567,226        129,666      9,650,941      1,300,809
Accumulation units redeemed and
  transferred to other funding options .      (247,801)          (276)       (41,274)        (7,116)      (340,984)      (199,605)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       797,426        157,635        669,240        143,288     12,165,881      2,855,924
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                               SB ADJUSTABLE RATE              SMITH BARNEY                   SMITH BARNEY
                                               INCOME PORTFOLIO -            AGGRESSIVE GROWTH                 HIGH INCOME
                                                 CLASS I SHARES                  PORTFOLIO                      PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --      3,441,146      2,279,672      1,151,282        785,261
Accumulation units purchased and
  transferred from other funding options       378,367             --      9,930,946      1,482,160      6,883,608        476,829
Accumulation units redeemed and
  transferred to other funding options .      (253,623)            --       (555,495)      (320,686)    (1,474,647)      (110,808)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       124,744             --     12,816,597      3,441,146      6,560,243      1,151,282
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   SMITH BARNEY                  SMITH BARNEY                  SMITH BARNEY
                                              INTERNATIONAL ALL CAP            LARGE CAP VALUE             LARGE CAPITALIZATION
                                                GROWTH PORTFOLIO                  PORTFOLIO                  GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       317,693        341,738      1,038,768        829,429      1,772,410      1,264,988
Accumulation units purchased and
  transferred from other funding options        86,484         26,099        123,564        335,757      3,436,823        694,667
Accumulation units redeemed and
  transferred to other funding options .       (32,171)       (50,144)      (127,650)      (126,418)      (323,192)      (187,245)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       372,006        317,693      1,034,682      1,038,768      4,886,041      1,772,410
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  SMITH BARNEY
                                                  MID CAP CORE               SMITH BARNEY MONEY              STRATEGIC EQUITY
                                                   PORTFOLIO                  MARKET PORTFOLIO                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       895,470        511,754      4,977,393        915,325        601,746        566,430
Accumulation units purchased and
  transferred from other funding options     2,703,017        439,426     14,857,231      6,399,053        479,433        125,606
Accumulation units redeemed and
  transferred to other funding options .       (84,130)       (55,710)   (11,909,801)    (2,336,985)      (149,596)       (90,290)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,514,357        895,470      7,924,823      4,977,393        931,583        601,746
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               TRAVELERS MANAGED                  VAN KAMPEN              COMSTOCK PORTFOLIO -
                                               INCOME PORTFOLIO              ENTERPRISE PORTFOLIO           CLASS II SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,560,282        622,435        141,597        139,668        182,669             --
Accumulation units purchased and
  transferred from other funding options     5,495,823      1,105,669        332,575         16,467        384,709        182,669
Accumulation units redeemed and
  transferred to other funding options .      (570,710)      (167,822)       (14,252)       (14,538)        (5,955)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     6,485,395      1,560,282        459,920        141,597        561,423        182,669
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                SMITH BARNEY
                                                 EMERGING GROWTH           ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH
                                           PORTFOLIO - CLASS I SHARES         CLASS II SHARES            OPPORTUNITIES PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       581,536        615,290          2,000             --        103,651         25,867
Accumulation units purchased and
  transferred from other funding options       518,097        108,632             --          2,000        699,345        101,462
Accumulation units redeemed and
  transferred to other funding options .      (213,850)      (142,386)            --             --        (18,892)       (23,678)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       885,783        581,536          2,000          2,000        784,104        103,651
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -   DYNAMIC CAPITAL APPRECIATION
                                                 SERVICE CLASS                SERVICE CLASS 2          PORTFOLIO - SERVICE CLASS 2
                                           --------------------------    --------------------------   ----------------------------
                                               2003           2002           2003           2002           2003           2002
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       669,918        399,477        101,822             --          1,000             --
Accumulation units purchased and
  transferred from other funding options     2,936,044        313,600        583,661        101,822         74,370          1,000
Accumulation units redeemed and
  transferred to other funding options .      (236,106)       (43,159)       (43,897)            --             (2)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,369,856        669,918        641,586        101,822         75,368          1,000
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MID CAP PORTFOLIO -
                                                SERVICE CLASS 2                    COMBINED
                                         ----------------------------    ----------------------------
                                              2003            2002            2003            2002
                                         ------------    ------------    ------------    ------------
Accumulation units beginning of year ...      547,431              --      51,167,431      24,098,169
Accumulation units purchased and
  transferred from other funding options    2,606,294         550,858     172,607,966      34,038,443
Accumulation units redeemed and
  transferred to other funding options       (190,813)         (3,427)    (28,560,265)     (6,969,181)
                                         ------------    ------------    ------------    ------------
Accumulation units end of year .......      2,962,912         547,431     195,215,132      51,167,431
                                         ============    ============    ============    ============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate
Account Nine for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2003 and the related statements of operations and for the year then ended and the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Nine for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                  /s/ KPMG LLP

Hartford, Connecticut
March 8, 2004

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

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

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

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Nine for Variable Annuities or shares of Separate Account Nine's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Nine for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



SEPNINE (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                                   VINTAGE II
                             VINTAGE II (SERIES II)
                                    VINTAGE 3
                              PORTFOLIO ARCHITECT 3
                              PORTFOLIO ARCHITECT L
                                    VINTAGE L
                           PIONEER ANNUISTAR(SM) FLEX



                       STATEMENT OF ADDITIONAL INFORMATION



           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES








                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-20668S                                                                May 2004

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003 Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the Reports of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001
       Consolidated Balance Sheets as of December 31, 2003 and 2002

       Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
       Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     -------      -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

       2.         Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82009, filed on September 29, 1999.)

       4(b). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(c). Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(d). Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(e). Deferred Annual Step-Up Death Benefit Endorsement. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(f). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4(f) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(g). Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(h). Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(h) to the Registration Statement on

                  Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(i). Planned Death Benefit Settlement Options Rider. (Incorporated herein by reference to Exhibit 4(i) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

       4(j).      Inherited Contract Rider. (Incorporated herein by reference to
                  Exhibit 4(j) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       4(k). Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to Exhibit 4(k) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

       4(l). Enhanced Stepped-Up Provision Rider 15 - Vintage L. (Incorporated herein by reference to Exhibit 4(l) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.).

       4(m). Enhanced Stepped-Up Provision Rider 20 - Portfolio Architect L, Pioneer L. (Incorporated herein by reference to Exhibit 4(m) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed on June 11, 2003.)

       6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)

       9(a). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

       9(b). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9(b) to the Registration Statement on Form N-4, File No. 333-65926, filed on June 11, 2003.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11          Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82009, filed April 13, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-82009, filed April 18, 2001.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 65926, filed April 19, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
----------------             ----------------------

George C. Kokulis*           Director, Chairman, President and Chief Executive
                             Officer

Glenn D. Lammey*             Director, Senior Executive Vice President, Chief
                             Financial Officer, Chief Accounting Officer

Kathleen L. Preston*         Director and Executive Vice President

Edward W. Cassidy*           Senior Vice President

Winifred Grimaldi*           Senior Vice President

Marla Berman Lewitus*        Director, Senior Vice President and General Counsel

Brendan Lynch*               Senior Vice President

David A. Tyson*              Senior Vice President

David A. Golino*             Vice President and Controller

Donald R. Munson, Jr.*       Vice President

Mark Remington*              Vice President

Tim W. Still*                Vice President

Bennett Kleinberg*           Vice President

Dawn Fredette*               Vice President

George E. Eknaian*           Vice President and Chief Actuary

Linn K. Richardson*          Second Vice President and Actuary

Paul Weissman*               Second Vice President and Actuary

Ernest J. Wright*            Vice President and Secretary

Kathleen A. McGah*           Assistant Secretary and Deputy General Counsel


Principal Business Address:

*    The Travelers Insurance Company
     One Cityplace
     Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 2,410 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.   INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:
The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL          POSITIONS AND OFFICES
        BUSINESS ADDRESS            WITH UNDERWRITER
        ----------------            ----------------

        Kathleen L. Preston         Board of Manager

        Glenn D. Lammey             Board of Manager

        William F. Scully III       Board of Manager

        Donald R. Munson, Jr.       Board of Manager, President, Chief Executive
                                    Officer and Chief Operating Officer

        Tim W. Still                Vice President

        Anthony Cocolla             Vice President

        John M. Laverty             Treasurer and Chief Financial Officer

        Stephen E. Abbey            Chief Compliance Officer

        Alison K. George            Director and Chief Advertising Compliance
                                    Officer

        Stephen T. Mullin           Chief Compliance Officer

        Ernest J. Wright            Secretary

        Kathleen A. McGah           Assistant Secretary

        William D. Wilcox           Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)  Not Applicable

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Insurance Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 14th day of April, 2004.



           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                          By: *  GLENN D. LAMMEY
                                 -----------------------------------------------
                                 Glenn D. Lammey, Chief Financial Officer,
                                 Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 14th day of April 2004.


*GEORGE C. KOKULIS                                  Director, President and Chief Executive
-----------------------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                                     Director, Chief Financial Officer, Chief
-----------------------------------------------      Accounting Officer (Principal Financial
(Glenn D. Lammey)                                    Officer)


*MARLA BERMAN LEWITUS                                Director
-----------------------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                                 Director
-----------------------------------------------
(Kathleen L. Preston)



*By:   /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Auditors.